FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583
                                   ---------

              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (650) 312-2000
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 9/30/07
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.




Franklin Templeton
Variable Insurance Products Trust

QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

CONTENTS

Franklin Flex Cap Growth Securities Fund ..................................   3

Franklin Global Communications Securities Fund ............................   6

Franklin Global Real Estate Securities Fund ...............................   9

Franklin Growth and Income Securities Fund ................................  12

Franklin High Income Securities Fund ......................................  16

Franklin Income Securities Fund ...........................................  22

Franklin Large Cap Growth Securities Fund .................................  33

Franklin Large Cap Value Securities Fund ..................................  36

Franklin Money Market Fund ................................................  39

Franklin Rising Dividends Securities Fund .................................  41

Franklin Small Cap Value Securities Fund ..................................  44

Franklin Small-Mid Cap Growth Securities Fund .............................  49

Franklin Strategic Income Securities Fund .................................  53

Franklin Templeton VIP Founding Funds Allocation Fund .....................  69

Franklin U.S. Government Fund .............................................  70

Franklin Zero Coupon Fund - 2010 ..........................................  73

Mutual Discovery Securities Fund ..........................................  75

Mutual Shares Securities Fund .............................................  86

Templeton Developing Markets Securities Fund ..............................  97

Templeton Foreign Securities Fund ......................................... 102

Templeton Global Asset Allocation Fund .................................... 107

Templeton Global Income Securities Fund ................................... 113

Templeton Growth Securities Fund .......................................... 118

Notes to Statements of Investments ........................................ 124

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o TEMPLETON o MUTUAL SERIES


                                         Quarterly Statements of Investments | 1

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

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLEX CAP GROWTH SECURITIES FUND                                         COUNTRY          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 90.1%
  BROADCASTING 0.0% a
  Citadel Broadcasting Co. ..............................................     United States         1,740        $        7,238
                                                                                                                 ---------------
  COMMERCIAL SERVICES 2.9%
b Concur Technologies Inc. ..............................................     United States        10,200               321,504
  FactSet Research Systems Inc. .........................................     United States        33,000             2,262,150
  Moody's Corp. .........................................................     United States         5,610               282,744
  SEI Investments Co. ...................................................     United States        60,000             1,636,800
                                                                                                                 ---------------
                                                                                                                      4,503,198
                                                                                                                 ---------------
  COMMUNICATIONS 7.3%
  America Movil SAB de CV, L, ADR .......................................         Mexico           37,000             2,368,000
b American Tower Corp., A ...............................................     United States        60,000             2,612,400
  AT&T Inc. .............................................................     United States        60,000             2,538,600
b NII Holdings Inc. .....................................................     United States        45,000             3,696,750
                                                                                                                 ---------------
                                                                                                                     11,215,750
                                                                                                                 ---------------
  CONSUMER DURABLES 0.6%
b Activision Inc. .......................................................     United States        40,000               863,600
                                                                                                                 ---------------
  CONSUMER NON-DURABLES 3.5%
b Hansen Natural Corp. ..................................................     United States        40,000             2,267,200
  PepsiCo Inc. ..........................................................     United States        21,000             1,538,460
  The Procter & Gamble Co. ..............................................     United States        23,000             1,617,820
                                                                                                                 ---------------
                                                                                                                      5,423,480
                                                                                                                 ---------------
  CONSUMER SERVICES 2.0%
b eBay Inc. .............................................................     United States        30,000             1,170,600
b Starbucks Corp. .......................................................     United States        30,000               786,000
  The Walt Disney Co. ...................................................     United States        31,400             1,079,846
                                                                                                                 ---------------
                                                                                                                      3,036,446
                                                                                                                 ---------------
  ELECTRONIC TECHNOLOGY 24.1%
b Apple Inc. ............................................................     United States        23,000             3,531,420
b Atheros Communications ................................................     United States        24,000               719,280
b Cisco Systems Inc. ....................................................     United States       110,000             3,642,100
b FLIR Systems Inc. .....................................................     United States        45,000             2,492,550
  Garmin Ltd. ...........................................................    Cayman Islands        18,000             2,149,200
  Harris Corp. ..........................................................     United States        36,000             2,080,440
  Hewlett-Packard Co. ...................................................     United States        62,000             3,086,980
b Juniper Networks Inc. .................................................     United States        45,000             1,647,450
b Lam Research Corp. ....................................................     United States        15,000               798,900
  Microchip Technology Inc. .............................................     United States        60,000             2,179,200
b Network Appliance Inc. ................................................     United States        45,000             1,210,950
b NVIDIA Corp. ..........................................................     United States        75,000             2,718,000
  Precision Castparts Corp. .............................................     United States        17,000             2,515,660
  QUALCOMM Inc. .........................................................     United States        60,000             2,535,600
b Research In Motion Ltd. ...............................................         Canada           16,000             1,576,800
  Rockwell Collins Inc. .................................................     United States         5,000               365,200


                                         Quarterly Statements of Investments | 3

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLEX CAP GROWTH SECURITIES FUND                                        COUNTRY          SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ELECTRONIC TECHNOLOGY (CONTINUED)
  Texas Instruments Inc. ................................................     United States          48,000      $    1,756,320
b Trimble Navigation Ltd. ...............................................     United States          55,000           2,156,550
                                                                                                                 ---------------
                                                                                                                     37,162,600
                                                                                                                 ---------------
  ENERGY MINERALS 0.5%
  Devon Energy Corp. ....................................................     United States          10,000             832,000
                                                                                                                 ---------------
  FINANCE 6.7%
  Assurant Inc. .........................................................     United States          14,000             749,000
  CapitalSource Inc. ....................................................     United States          65,033           1,316,268
  CME Group Inc. ........................................................     United States           4,000           2,349,400
  The Goldman Sachs Group Inc. ..........................................     United States           9,000           1,950,660
  T. Rowe Price Group Inc. ..............................................     United States          47,000           2,617,430
  Wells Fargo & Co. .....................................................     United States          37,000           1,317,940
                                                                                                                 ---------------
                                                                                                                     10,300,698
                                                                                                                 ---------------
  HEALTH SERVICES 3.9%
b Laboratory Corp. of America Holdings ..................................     United States          12,600             985,698
b Stericycle Inc. .......................................................     United States          50,000           2,858,000
b VCA Antech Inc. .......................................................     United States          50,000           2,087,500
                                                                                                                 ---------------
                                                                                                                      5,931,198
                                                                                                                 ---------------
  HEALTH TECHNOLOGY 9.6%
b Celgene Corp. .........................................................     United States          23,000           1,640,130
b Genentech Inc. ........................................................     United States          19,000           1,482,380
b Gilead Sciences Inc. ..................................................     United States          60,000           2,452,200
  Johnson & Johnson .....................................................     United States          28,000           1,839,600
b ResMed Inc. ...........................................................     United States          13,450             576,601
  Roche Holding AG, ADR .................................................      Switzerland           35,000           3,157,875
  Schering-Plough Corp. .................................................     United States         105,000           3,321,150
b Varian Medical Systems Inc. ...........................................     United States           8,710             364,862
                                                                                                                 ---------------
                                                                                                                     14,834,798
                                                                                                                 ---------------
  INDUSTRIAL SERVICES 2.3%
  Schlumberger Ltd. .....................................................     United States          14,000           1,470,000
  Smith International Inc. ..............................................     United States          29,000           2,070,600
                                                                                                                 ---------------
                                                                                                                      3,540,600
                                                                                                                 ---------------
  PROCESS INDUSTRIES 2.6%
  Ecolab Inc. ...........................................................     United States          30,000           1,416,000
  Praxair Inc. ..........................................................     United States          30,000           2,512,800
                                                                                                                 ---------------
                                                                                                                      3,928,800
                                                                                                                 ---------------
  PRODUCER MANUFACTURING 3.1%
  Danaher Corp. .........................................................     United States          15,000           1,240,650
b SunPower Corp., A .....................................................     United States          18,000           1,490,760
  United Technologies Corp. .............................................     United States          25,000           2,012,000
                                                                                                                 ---------------
                                                                                                                      4,743,410
                                                                                                                 ---------------


4 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLEX CAP GROWTH SECURITIES FUND                                       COUNTRY           SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  REAL ESTATE DEVELOPMENT 1.1%
  Jones Lang LaSalle Inc. ...............................................     United States          17,000      $    1,746,920
                                                                                                                 ---------------
  RETAIL TRADE 5.9%
  CVS Caremark Corp. ....................................................     United States          50,000           1,981,500
b Dick's Sporting Goods Inc. ............................................     United States          26,000           1,745,900
  The Men's Wearhouse Inc. ..............................................     United States           7,000             353,640
  PetSmart Inc. .........................................................     United States          50,000           1,595,000
  Staples Inc. ..........................................................     United States          30,000             644,700
  Target Corp. ..........................................................     United States          27,000           1,716,390
b Zumiez Inc. ...........................................................     United States          25,000           1,109,250
                                                                                                                 ---------------
                                                                                                                      9,146,380
                                                                                                                 ---------------
  TECHNOLOGY SERVICES 10.5%
b Adobe Systems Inc. ....................................................     United States          45,000           1,964,700
b Autodesk Inc. .........................................................     United States          33,000           1,649,010
b Cognizant Technology Solutions Corp., A ...............................     United States          19,250           1,535,573
b Google Inc., A ........................................................     United States           6,000           3,403,620
b Internap Network Services Corp. .......................................     United States          31,300             443,521
b Omniture Inc. .........................................................     United States          29,000             879,280
b Oracle Corp. ..........................................................     United States         100,000           2,165,000
  Paychex Inc. ..........................................................     United States          50,000           2,050,000
b Salesforce.com Inc. ...................................................     United States          24,000           1,231,680
b VeriSign Inc. .........................................................     United States          25,000             843,500
                                                                                                                 ---------------
                                                                                                                     16,165,884
                                                                                                                 ---------------
  TRANSPORTATION 3.5%
  C.H. Robinson Worldwide Inc. ..........................................     United States          32,000           1,737,280
  Canadian National Railway Co. .........................................         Canada             30,000           1,710,000
  Expeditors International of Washington Inc. ...........................     United States          40,000           1,892,000
                                                                                                                 ---------------
                                                                                                                      5,339,280
                                                                                                                 ---------------
  TOTAL COMMON STOCKS (COST $116,314,603) ...............................                                           138,722,280
                                                                                                                 ---------------
  SHORT TERM INVESTMENT (COST $14,979,578) 9.7%
  MONEY MARKET FUND 9.7%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% ..     United States      14,979,578          14,979,578
                                                                                                                 ---------------
  TOTAL INVESTMENTS (COST $131,294,181) 99.8% ...........................                                           153,701,858
  OTHER ASSETS, LESS LIABILITIES 0.2% ...................................                                               290,459
                                                                                                                 ---------------
  NET ASSETS 100.0% .....................................................                                        $  153,992,317
                                                                                                                 ===============

See Selected Portfolio Abbreviations on page 123.

a Rounds to less than 0.1% of net assets.

b Non-income producing for the twelve months ended September 30, 2007.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 5

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND                             COUNTRY           SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 97.8%
      COMMON STOCKS 97.4%
      ADVERTISING/MARKETING SERVICES 2.0%
    a Focus Media Holding Ltd., ADR .....................................        China              99,900       $    5,796,198
                                                                                                                 ---------------
      AEROSPACE & DEFENSE 1.1%
    a Orbital Sciences Corp. ............................................     United States        142,700            3,173,648
                                                                                                                 ---------------
      BROADCASTING 2.1%
      Citadel Broadcasting Co. ..........................................     United States          7,735               32,177
      Grupo Televisa SA, ADR ............................................         Mexico           206,700            4,995,939
    a XM Satellite Radio Holdings Inc., A ...............................     United States         72,500            1,027,325
                                                                                                                 ---------------
                                                                                                                      6,055,441
                                                                                                                 ---------------
      CABLE/SATELLITE TELEVISION 0.2%
    a Comcast Corp. .....................................................     United States         26,500              640,770
                                                                                                                 ---------------
      COMPUTER COMMUNICATIONS 5.7%
    a Cisco Systems Inc. ................................................     United States         90,500            2,996,455
    a F5 Networks Inc. ..................................................     United States        151,800            5,645,442
    a Juniper Networks Inc. .............................................     United States        122,100            4,470,081
    a Riverbed Technology Inc. ..........................................     United States         90,000            3,635,100
                                                                                                                 ---------------
                                                                                                                     16,747,078
                                                                                                                 ---------------
      COMPUTER PROCESSING HARDWARE 4.3%
    a Apple Inc. ........................................................     United States         83,100           12,759,174
                                                                                                                 ---------------
      DATA PROCESSING SERVICES 0.6%
    a NeuStar Inc., A ...................................................     United States         53,700            1,841,373
                                                                                                                 ---------------
      DIVERSIFIED TELECOMMUNICATION SERVICES 10.8%
      AT&T Inc. .........................................................     United States         57,917            2,450,468
      Atlantic Tele-Network Inc. ........................................     United States          5,500              199,925
    a Bharti Airtel Ltd. ................................................         India            419,845            9,963,644
      Cable & Wireless PLC ..............................................    United Kingdom        814,700            3,067,727
      PT Telekomunikasi Indonesia, B ....................................       Indonesia        1,686,200            2,028,234
      Reliance Communication Ltd. .......................................         India            281,700            4,159,798
    a Telenor ASA .......................................................         Norway           239,700            4,801,825
      Telus Corp. .......................................................         Canada            93,000            5,221,950
                                                                                                                 ---------------
                                                                                                                     31,893,571
                                                                                                                 ---------------
      ELECTRONIC PRODUCTION EQUIPMENT 1.0%
    a FormFactor Inc. ...................................................     United States         69,300            3,074,841
                                                                                                                 ---------------
      ELECTRONICS/APPLIANCES 0.6%
      Sony Corp., ADR ...................................................         Japan             33,800            1,624,428
                                                                                                                 ---------------
      INFORMATION TECHNOLOGY SERVICES 0.5%
    a Level 3 Communications Inc. .......................................     United States        314,100            1,460,565
                                                                                                                 ---------------
      INTERNET SOFTWARE/SERVICES 8.8%
    a Akamai Technologies Inc. ..........................................     United States         28,200              810,186
    a Baidu.com Inc., ADR ...............................................         China             11,600            3,359,940
    a Equinix Inc. ......................................................     United States         42,600            3,778,194


6 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND                             COUNTRY           SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      INTERNET SOFTWARE/SERVICES (CONTINUED)
    a Google Inc., A ....................................................     United States         20,300       $   11,515,581
    a Sohu.com Inc. .....................................................         China             37,100            1,399,041
    a VeriSign Inc. .....................................................     United States        153,400            5,175,716
                                                                                                                 ---------------
                                                                                                                     26,038,658
                                                                                                                 ---------------
      MEDIA CONGLOMERATES 2.1%
      News Corp., A .....................................................     United States        154,400            3,395,256
      The Walt Disney Co. ...............................................     United States         76,740            2,639,089
                                                                                                                 ---------------
                                                                                                                      6,034,345
                                                                                                                 ---------------
      MOVIES/ENTERTAINMENT 0.5%
    a Outdoor Channel Holdings Inc. .....................................     United States        156,200            1,410,486
                                                                                                                 ---------------
      RECREATIONAL PRODUCTS 7.4%
    a Activision Inc. ...................................................     United States        246,300            5,317,617
      Nintendo Co. Ltd. .................................................         Japan             21,700           11,296,770
    a Perfect World Co. Ltd., ADR .......................................         China             47,000            1,283,570
    a Scientific Games Corp., A .........................................     United States        104,700            3,936,720
                                                                                                                 ---------------
                                                                                                                     21,834,677
                                                                                                                 ---------------
      SEMICONDUCTORS 2.3%
    a Marvell Technology Group Ltd. .....................................        Bermuda            97,000            1,587,890
    a Micron Technology Inc. ............................................     United States        187,600            2,082,360
    a Microsemi Corp. ...................................................     United States        109,200            3,044,496
                                                                                                                 ---------------
                                                                                                                      6,714,746
                                                                                                                 ---------------
      SPECIALTY TELECOMMUNICATIONS 7.2%
    a American Tower Corp., A ...........................................     United States        252,702           11,002,645
    a Crown Castle International Corp. ..................................     United States        158,690            6,447,575
    a Time Warner Telecom Inc., A .......................................     United States        174,900            3,842,553
                                                                                                                 ---------------
                                                                                                                     21,292,773
                                                                                                                 ---------------
      TELECOMMUNICATIONS EQUIPMENT 10.8%
    a Comverse Technology Inc. ..........................................     United States        212,000            4,197,600
      Harris Corp. ......................................................     United States        102,200            5,906,138
      Nokia Corp., ADR ..................................................        Finland           273,500           10,373,855
      QUALCOMM Inc. .....................................................     United States        136,100            5,751,586
    a Research In Motion Ltd. ...........................................         Canada            44,500            4,385,475
    a ViaSat Inc. .......................................................     United States         39,500            1,217,785
                                                                                                                 ---------------
                                                                                                                     31,832,439
                                                                                                                 ---------------
      WIRELESS COMMUNICATIONS 29.4%
      America Movil SAB de CV, L, ADR ...................................         Mexico           257,100           16,454,400
      Cellcom Israel Ltd. ...............................................         Israel            57,600            1,400,832
      China Mobile (Hong Kong) Ltd., ADR ................................         China            158,600           13,011,544
    a Clearwire Corp., A ................................................     United States         50,500            1,234,220
    a Leap Wireless International Inc. ..................................     United States        145,800           11,863,746


                                         Quarterly Statements of Investments | 7

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND                             COUNTRY           SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      WIRELESS COMMUNICATIONS (CONTINUED)
    a MetroPCS Communications Inc. ......................................     United States        238,500       $    6,506,280
    a NII Holdings Inc. .................................................     United States        153,300           12,593,595
      Rogers Communications Inc., B .....................................        Canada            346,500           15,777,083
    a SBA Communications Corp. ..........................................     United States        221,200            7,803,936
                                                                                                                 ---------------
                                                                                                                     86,645,636
                                                                                                                 ---------------
      TOTAL COMMON STOCKS (COST $173,887,318) ...........................                                           286,870,847
                                                                                                                 ---------------
      PREFERRED STOCK (COST $720,899) 0.4%
      TELECOMMUNICATIONS EQUIPMENT 0.4%
a,b,c Dilithium Networks Inc., depository receipt, D, pfd., 144A,
        PIPES ...........................................................     United States        309,399            1,067,427
                                                                                                                 ---------------
      TOTAL LONG TERM INVESTMENTS (COST $174,608,217) ...................                                           287,938,274
                                                                                                                 ---------------

                                                                                                  ----------------
                                                                                                  PRINCIPAL AMOUNT
                                                                                                  ----------------
      SHORT TERM INVESTMENT (COST $9,633,204) 3.3%
      REPURCHASE AGREEMENT 3.3%
    d Joint Repurchase Agreement, 4.656%, 10/01/07 ..........................     United States   $      9,633,204        9,633,204
       (Maturity Value $9,636,942)
         ABN AMRO Bank NV, New York Branch (Maturity Value $893,152)
         Banc of America Securities LLC (Maturity Value $893,152)
         Barclays Capital Inc. (Maturity Value $893,152)
         BNP Paribas Securities Corp. (Maturity Value $893,152)
         Deutsche Bank Securities Inc. (Maturity Value $893,152)
         Goldman, Sachs & Co. (Maturity Value $893,152)
         Greenwich Capital Markets Inc. (Maturity Value $893,152)
         Lehman Brothers Inc. (Maturity Value $705,422)
         Merrill Lynch Government Securities Inc. (Maturity Value $893,152)
         Morgan Stanley & Co. Inc. (Maturity Value $893,152)
         UBS Securities LLC (Maturity Value $893,152)
           Collateralized by U.S. Government Agency Securities, 2.84% - 7.25%,
              10/05/07 - 8/23/12; e U.S. Government Agency Discount Notes,
                10/01/07 - 3/05/08; e U.S. Treasury Bills, 12/06/07 - 3/27/08;
                and U.S. Treasury Notes, 4.125% - 4.875%, 4/30/12 - 8/31/12
                                                                                                                     ---------------
      TOTAL INVESTMENTS (COST $184,241,421) 101.1% ..........................                                           297,571,478
      OTHER ASSETS, LESS LIABILITIES (1.1)% .................................                                            (3,207,853)
                                                                                                                     ---------------
      NET ASSETS 100.0% .....................................................                                        $  294,363,625
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 123.

a Non-income producing for the twelve months ended September 30, 2007.

b Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2007, the value of this security was $1,067,427, representing 0.36% of net assets.

c See Note 5 regarding restricted securities.

d Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2007, all repurchase agreements had been entered into on September 28, 2007.

e The security is traded on a discount basis with no stated coupon rate.


8 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND                                        COUNTRY           SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 97.9%
  EQUITY REIT - APARTMENTS 7.9%
  AvalonBay Communities Inc. ................................................     United States            243,700   $   28,771,222
  Camden Property Trust .....................................................     United States            278,600       17,900,050
  Equity Residential ........................................................     United States            959,100       40,627,476
  Nippon Accommodations Fund Inc. ...........................................         Japan                    550        3,270,218
  Nippon Residential Investment Corp. .......................................         Japan                    814        4,712,370
                                                                                                                     ---------------
                                                                                                                         95,281,336
                                                                                                                     ---------------
  EQUITY REIT - DIVERSIFIED PROPERTY 17.2%
  Allco Commercial Real Estate Investment Trust .............................       Singapore            8,532,391        6,087,591
  British Land Co. PLC ......................................................    United Kingdom            914,300       21,947,641
  Canadian REIT .............................................................        Canada                395,700       11,917,356
  Challenger Diversified Property Group .....................................       Australia           17,197,413       16,946,373
  DB RREEF Trust ............................................................       Australia            7,876,400       14,054,470
  General Property Trust ....................................................       Australia            3,069,300       13,896,332
  Hammerson PLC .............................................................    United Kingdom            518,200       12,439,317
  Land Securities Group PLC .................................................    United Kingdom            827,600       28,487,058
  Link REIT .................................................................       Hong Kong            4,429,000        9,741,641
  Mirvac Group ..............................................................       Australia            1,384,200        6,697,088
  Mori Hills REIT Investment Corp. ..........................................         Japan                    632        5,281,797
  Stockland .................................................................       Australia            3,361,300       26,855,946
  Valad Property Group ......................................................       Australia           11,888,000       21,107,143
  Wereldhave NV .............................................................      Netherlands              98,400       11,850,720
                                                                                                                     ---------------
                                                                                                                        207,310,473
                                                                                                                     ---------------
  EQUITY REIT - HEALTH CARE 6.6%
  HCP Inc. ..................................................................     United States            408,500       13,549,945
  Nationwide Health Properties Inc. .........................................     United States          1,078,000       32,480,140
  OMEGA Healthcare Investors Inc. ...........................................     United States            459,900        7,142,247
  Ventas Inc. ...............................................................     United States            638,700       26,442,180
                                                                                                                     ---------------
                                                                                                                         79,614,512
                                                                                                                     ---------------
  EQUITY REIT - HOTELS 3.3%
  Host Hotels & Resorts Inc. ................................................     United States          1,213,214       27,224,522
  LaSalle Hotel Properties ..................................................     United States            294,100       12,375,728
                                                                                                                     ---------------
                                                                                                                         39,600,250
                                                                                                                     ---------------
  EQUITY REIT - INDUSTRIAL 7.3%
  AMB Property Corp. ........................................................     United States            233,800       13,983,578
  Goodman Group .............................................................       Australia            3,488,900       21,402,142
a ING Industrial Fund .......................................................       Australia            2,617,200        6,575,276
  Mapletree Logistics Trust .................................................       Singapore            9,500,022        7,992,884
  ProLogis ..................................................................     United States            567,947       37,683,283
                                                                                                                     ---------------
                                                                                                                         87,637,163
                                                                                                                     ---------------
  EQUITY REIT - MANUFACTURED HOMES 0.6%
  Equity Lifestyle Properties Inc. ..........................................     United States            107,000        5,542,600
  Sun Communities Inc. ......................................................     United States             57,200        1,720,576
                                                                                                                     ---------------
                                                                                                                          7,263,176
                                                                                                                     ---------------


                                         Quarterly Statements of Investments | 9

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND                                        COUNTRY           SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  EQUITY REIT - OFFICE 13.9%
  Boston Properties Inc. ....................................................     United States            230,200   $   23,917,780
  CapitaCommercial Trust ....................................................       Singapore            5,872,700       11,226,000
  Champion REIT .............................................................       Hong Kong           11,109,000        6,315,788
  Commonwealth Property Office Fund .........................................       Australia            3,041,100        4,495,061
  Cousins Properties Inc. ...................................................     United States             96,000        2,818,560
  Digital Realty Trust Inc. .................................................     United States            113,200        4,458,948
  Japan Real Estate Investment Co. ..........................................         Japan                  1,140       13,695,482
  Kenedix Realty Investment Corp. ...........................................         Japan                    778        5,418,299
b Kenedix Realty Investment Corp., 144A .....................................         Japan                    265        1,845,565
  Macquarie Office Trust ....................................................       Australia            5,195,500        7,218,257
  MID REIT Inc. .............................................................         Japan                  1,153        5,490,476
  Nippon Building Fund Inc. .................................................         Japan                    941       13,680,421
  Nippon Commercial Investment Corp. ........................................         Japan                  1,250        5,430,052
  Nomura Real Estate Office Fund Inc. .......................................         Japan                    620        6,476,887
  ORIX JREIT Inc. ...........................................................         Japan                    694        4,736,624
  SL Green Realty Corp. .....................................................     United States             89,900       10,497,623
  Vornado Realty Trust ......................................................     United States            371,000       40,568,850
                                                                                                                     ---------------
                                                                                                                        168,290,673
                                                                                                                     ---------------
  EQUITY REIT - RETAIL 33.9%
  CapitaMall Trust ..........................................................       Singapore            6,215,700       16,316,369
c CapitaRetail China Trust ..................................................         China              3,434,000        6,471,831
  Centro Properties Group ...................................................       Australia              899,102        5,882,570
  Eurocommercial Properties NV ..............................................      Netherlands             267,200       14,861,103
  General Growth Properties Inc. ............................................     United States            531,700       28,509,754
  Japan Retail Fund Investment Corp. ........................................         Japan                  1,061        9,236,528
  Kimco Realty Corp. ........................................................     United States            987,200       44,631,312
  Liberty International PLC .................................................    United Kingdom            591,700       13,828,300
  Macquarie CountryWide Trust ...............................................       Australia            6,218,800       10,986,272
  Macquarie DDR Trust .......................................................       Australia            5,729,700        5,976,686
  Macquarie MEAG Prime REIT .................................................       Singapore            6,236,400        5,121,093
  Regency Centers Corp. .....................................................     United States            323,300       24,813,275
  RioCan REIT ...............................................................        Canada              1,002,800       25,058,656
  Simon Property Group Inc. .................................................     United States            592,345       59,234,500
  Taubman Centers Inc. ......................................................     United States            328,500       17,985,375
  Unibail-Rodamco ...........................................................        France                154,953       39,898,986
a Westfield Group ...........................................................       Australia            4,167,600       80,285,373
                                                                                                                     ---------------
                                                                                                                        409,097,983
                                                                                                                     ---------------
  EQUITY REIT - STORAGE 1.4%
  Public Storage ............................................................     United States            214,500       16,870,425
                                                                                                                     ---------------
  REAL ESTATE INVESTMENT & DEVELOPMENT 5.8%
  Australian Infrastructure Fund ............................................       Australia            4,509,400       12,650,174
  Charter Hall Group ........................................................       Australia            5,641,600       14,474,074
  Eurosic ...................................................................        France                182,000       10,862,176


10 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND                                        COUNTRY           SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  REAL ESTATE INVESTMENT & DEVELOPMENT (CONTINUED)
  Koninklijke Vopak NV ......................................................      Netherlands             123,400   $    7,039,230
  Macquarie Airports ........................................................       Australia            4,777,700       18,450,103
  Norwegian Property ASA ....................................................        Norway                512,700        6,181,463
                                                                                                                     ---------------
                                                                                                                         69,657,220
                                                                                                                     ---------------
  TOTAL COMMON STOCKS (COST $1,051,195,874) .................................                                         1,180,623,211
                                                                                                                     ---------------

                                                                                                  ----------------
                                                                                                  PRINCIPAL AMOUNT
                                                                                                  ----------------
  SHORT TERM INVESTMENT (COST $37,174,169) 3.1%
  REPURCHASE AGREEMENT 3.1%
d Joint Repurchase Agreement, 4.656%, 10/01/07 ..............................     United States   $     37,174,169       37,174,169
    (Maturity Value $37,188,593)
    ABN AMRO Bank NV, New York Branch (Maturity Value $3,446,639)
    Banc of America Securities LLC (Maturity Value $3,446,639)
    Barclays Capital Inc. (Maturity Value $3,446,639)
    BNP Paribas Securities Corp. (Maturity Value $3,446,639)
    Deutsche Bank Securities Inc. (Maturity Value $3,446,639)
    Goldman, Sachs & Co. (Maturity Value $3,446,639)
    Greenwich Capital Markets Inc. (Maturity Value $3,446,639)
    Lehman Brothers Inc. (Maturity Value $2,722,203)
    Merrill Lynch Government Securities Inc. (Maturity Value $3,446,639)
    Morgan Stanley & Co. Inc. (Maturity Value $3,446,639)
    UBS Securities LLC (Maturity Value $3,446,639)
      Collateralized by U.S. Government Agency Securities, 2.84% - 7.25%,
        10/05/07 - 8/23/12; e U.S. Government Agency Discount Notes,
          10/01/07 - 3/05/08; e U.S. Treasury Bills, 12/06/07 - 3/27/08; and
          U.S. Treasury Notes, 4.125% - 4.875%, 4/30/12 - 8/31/12
                                                                                                                     ---------------
  TOTAL INVESTMENTS (COST $1,088,370,043) 101.0% ............................                                         1,217,797,380
  NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (2.0)% ..................                                           (23,633,560)
  OTHER ASSETS, LESS LIABILITIES 1.0% .......................................                                            11,617,247
                                                                                                                     ---------------
  NET ASSETS 100.0% .........................................................                                        $1,205,781,067
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 123.

a Security purchased on a when-issued or delayed delivery basis.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2007, the value of this security was $1,845,565, representing 0.15% of net assets.

c Non-income producing for the twelve months ended September 30, 2007.

d Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2007, all repurchase agreements had been entered into on September 28, 2007.

e The security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 11

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH AND INCOME SECURITIES FUND                                         COUNTRY           SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.0%
  COMMON STOCKS 96.4%
  COMMERCIAL SERVICES 1.4%
  R. R. Donnelley & Sons Co. ................................................     United States        277,900       $   10,160,024
                                                                                                                     ---------------
  COMMUNICATIONS 6.3%
  Alltel Corp. ..............................................................     United States        108,400            7,553,312
  America Movil SAB de CV, L, ADR ...........................................        Mexico            226,300           14,483,200
  AT&T Inc. .................................................................     United States        538,697           22,792,270
                                                                                                                     ---------------
                                                                                                                         44,828,782
                                                                                                                     ---------------
  CONSUMER DURABLES 1.3%
  KB Home ...................................................................     United States        363,000            9,096,780
                                                                                                                     ---------------
  CONSUMER NON-DURABLES 5.6%
  Anheuser-Busch Cos. Inc. ..................................................     United States        211,900           10,592,881
  The Coca-Cola Co. .........................................................     United States        216,200           12,425,014
  Diageo PLC, ADR ...........................................................    United Kingdom         78,100            6,851,713
  Unilever NV, N.Y. shs. ....................................................      Netherlands         320,400            9,884,340
                                                                                                                     ---------------
                                                                                                                         39,753,948
                                                                                                                     ---------------
  CONSUMER SERVICES 1.7%
  Carnival Corp. ............................................................     United States        257,500           12,470,725
                                                                                                                     ---------------
  ELECTRONIC TECHNOLOGY 9.5%
  Embraer-Empresa Brasileira de Aeronautica SA, ADR .........................        Brazil            241,200           10,593,504
  Intel Corp. ...............................................................     United States        574,400           14,853,984
  Microchip Technology Inc. .................................................     United States        389,700           14,153,904
  Nokia Corp., ADR ..........................................................        Finland           408,700           15,501,991
  Raytheon Co. ..............................................................     United States        196,000           12,508,720
                                                                                                                     ---------------
                                                                                                                         67,612,103
                                                                                                                     ---------------
  ENERGY MINERALS 7.9%
  Chevron Corp. .............................................................     United States        183,216           17,145,353
  ConocoPhillips ............................................................     United States        183,000           16,061,910
  Exxon Mobil Corp. .........................................................     United States        191,544           17,729,313
  Sunoco Inc. ...............................................................     United States         80,400            5,690,712
                                                                                                                     ---------------
                                                                                                                         56,627,288
                                                                                                                     ---------------
  FINANCE 26.2%
  AFLAC Inc. ................................................................     United States        137,900            7,865,816
  American International Group Inc. .........................................     United States         74,300            5,026,395
  Bank of America Corp. .....................................................     United States        362,812           18,238,559
  Capital One Financial Corp. ...............................................     United States        110,964            7,371,339
  CapitalSource Inc. ........................................................     United States        542,500           10,980,200
  Citigroup Inc. ............................................................     United States        350,400           16,353,168
a Discover Financial Services ...............................................     United States         88,950            1,850,160
  Fannie Mae ................................................................     United States        192,200           11,687,682
b Fortress Investment Group, A ..............................................     United States        333,100            7,101,692
  The Goldman Sachs Group Inc. ..............................................     United States         55,000           11,920,700


12 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH AND INCOME SECURITIES FUND                                         COUNTRY           SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  FINANCE (CONTINUED)
  JPMorgan Chase & Co. ......................................................     United States        345,470       $   15,829,435
  Marsh & McLennan Cos. Inc. ................................................     United States        301,500            7,688,250
  MBIA Inc. .................................................................     United States        254,300           15,525,015
  Merrill Lynch & Co. Inc. ..................................................     United States        211,700           15,089,976
  U.S. Bancorp ..............................................................     United States        342,800           11,151,284
  Wachovia Corp. ............................................................     United States        235,300           11,800,295
  Washington Mutual Inc. ....................................................     United States        325,600           11,496,936
                                                                                                                     ---------------
                                                                                                                        186,976,902
                                                                                                                     ---------------
  HEALTH TECHNOLOGY 5.0%
  Pfizer Inc. ...............................................................     United States        570,500           13,937,315
  Roche Holding AG ..........................................................      Switzerland          81,100           14,708,084
  Schering-Plough Corp. .....................................................     United States        219,268            6,935,447
                                                                                                                     ---------------
                                                                                                                         35,580,846
                                                                                                                     ---------------
  INDUSTRIAL SERVICES 1.1%
  Waste Management Inc. .....................................................     United States        209,200            7,895,208
                                                                                                                     ---------------
  NON-ENERGY MINERALS 1.7%
  Alcoa Inc. ................................................................     United States        313,800           12,275,856
                                                                                                                     ---------------
  PROCESS INDUSTRIES 1.5%
  The Dow Chemical Co. ......................................................     United States        248,300           10,691,798
                                                                                                                     ---------------
  PRODUCER MANUFACTURING 11.5%
  3M Co. ....................................................................     United States        139,600           13,063,768
  Autoliv Inc. ..............................................................        Sweden            101,700            6,076,575
  Caterpillar Inc. ..........................................................     United States        173,900           13,638,977
  General Electric Co. ......................................................     United States        391,300           16,199,820
  Honeywell International Inc. ..............................................     United States        226,200           13,452,114
  Masco Corp. ...............................................................     United States        431,900           10,007,123
  Pitney Bowes Inc. .........................................................     United States        219,100            9,951,522
                                                                                                                     ---------------
                                                                                                                         82,389,899
                                                                                                                     ---------------
  REAL ESTATE INVESTMENT TRUST 1.7%
  iStar Financial Inc. ......................................................     United States        351,200           11,937,288
                                                                                                                     ---------------
  RETAIL TRADE 4.9%
  Best Buy Co. Inc. .........................................................     United States        249,300           11,472,786
  The Home Depot Inc. .......................................................     United States        358,100           11,616,764
  Nordstrom Inc. ............................................................     United States        261,500           12,261,735
                                                                                                                     ---------------
                                                                                                                         35,351,285
                                                                                                                     ---------------
  TECHNOLOGY SERVICES 3.1%
  Microsoft Corp. ...........................................................     United States        355,000           10,458,300
  Paychex Inc. ..............................................................     United States        294,600           12,078,600
                                                                                                                     ---------------
                                                                                                                         22,536,900
                                                                                                                     ---------------


                                        Quarterly Statements of Investments | 13

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH AND INCOME SECURITIES FUND                                         COUNTRY          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  TRANSPORTATION 2.8%
  J.B. Hunt Transport Services Inc. .........................................     United States        380,000       $    9,994,000
  United Parcel Service Inc., B .............................................     United States        132,400            9,943,240
                                                                                                                     ---------------
                                                                                                                         19,937,240
                                                                                                                     ---------------
  UTILITIES 3.2%
  Dominion Resources Inc. ...................................................     United States        112,100            9,450,030
  TXU Corp. .................................................................     United States        197,500           13,522,825
                                                                                                                     ---------------
                                                                                                                         22,972,855
                                                                                                                     ---------------
  TOTAL COMMON STOCKS (COST $535,325,444) ...................................                                           689,095,727
                                                                                                                     ---------------
  CONVERTIBLE PREFERRED STOCKS 2.6%
  ENERGY MINERALS 1.5%
  Chesapeake Energy Corp., 5.00%, cvt. pfd. .................................     United States         74,400           10,927,500
                                                                                                                     ---------------
  FINANCE 1.1%
  E*TRADE Financial Corp., 6.125%, cvt. pfd. ................................     United States        405,800            7,519,474
                                                                                                                     ---------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST $21,478,266) .....................                                            18,446,974
                                                                                                                     ---------------
  TOTAL LONG TERM INVESTMENTS (COST $556,803,710) ...........................                                           707,542,701
                                                                                                                     ---------------

                                                                                                  ----------------
                                                                                                  PRINCIPAL AMOUNT
                                                                                                  ----------------
  SHORT TERM INVESTMENTS 2.0%
  REPURCHASE AGREEMENT (COST $7,150,658) 1.0%
c Joint Repurchase Agreement, 4.656%, 10/01/07 ..............................     United States   $      7,150,658        7,150,658
    (Maturity Value $7,153,432)
      ABN AMRO Bank NV, New York Branch (Maturity Value $662,980)
      Banc of America Securities LLC (Maturity Value $662,980)
      Barclays Capital Inc. (Maturity Value $662,980)
      BNP Paribas Securities Corp. (Maturity Value $662,980)
      Deutsche Bank Securities Inc. (Maturity Value $662,980)
      Goldman, Sachs & Co. (Maturity Value $662,980)
      Greenwich Capital Markets Inc. (Maturity Value $662,980)
      Lehman Brothers Inc. (Maturity Value $523,632)
      Merrill Lynch Government Securities Inc. (Maturity Value $662,980)
      Morgan Stanley & Co. Inc. (Maturity Value $662,980)
      UBS Securities LLC (Maturity Value $662,980)
        Collateralized by U.S. Government Agency Securities, 2.84% - 7.25%,
          10/05/07 - 8/23/12; d U.S. Government Agency Discount Notes,
            10/01/07 - 3/05/08; d U.S. Treasury Bills, 12/06/07 - 3/27/08;
            and U.S. Treasury Notes, 4.125% - 4.875%, 4/30/12 - 8/31/12


14 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH AND INCOME SECURITIES FUND                                        COUNTRY            SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 1.0%
  MONEY MARKET FUND (COST $7,411,000) 1.0%
e Bank of New York Institutional Cash Reserve Fund, 5.48% ...................     United States      7,411,000       $    7,411,000
                                                                                                                     ---------------
  TOTAL INVESTMENTS (COST $571,365,368) 101.0% ..............................                                           722,104,359
  OTHER ASSETS, LESS LIABILITIES (1.0)% .....................................                                            (7,236,511)
                                                                                                                     ---------------
  NET ASSETS 100.0% .........................................................                                        $  714,867,848
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 123.

a Non-income producing for the twelve months ended September 30, 2007.

b A portion or all of the security is on loan as of September 30, 2007.

c Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2007, all repurchase agreements had been entered into on September 28, 2007.

d The security is traded on a discount basis with no stated coupon rate.

e The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 15

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN HIGH INCOME SECURITIES FUND                                         COUNTRY      PRINCIPAL AMOUNT a       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 94.3%
      CORPORATE BONDS 94.3%
      AUTOMOBILES & COMPONENTS 3.6%
      Ford Motor Credit Co. LLC,
         7.80%, 6/01/12 ....................................................    United States      $ 3,000,000      $    2,856,615
         senior note, 9.875%, 8/10/11 ......................................    United States        2,200,000           2,230,070
      General Motors Corp., senior deb., 8.25%, 7/15/23 ....................    United States        1,000,000             880,000
    b TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17 ...............    United States        2,500,000           2,450,000
                                                                                                                    ---------------
                                                                                                                         8,416,685
                                                                                                                    ---------------
      CAPITAL GOODS 6.6%
      Commercial Vehicle Group Inc., senior note, 8.00%, 7/01/13 ...........    United States        2,400,000           2,280,000
      DRS Technologies Inc., senior sub. note, 7.625%, 2/01/18 .............    United States        2,700,000           2,767,500
      Greenbrier Cos. Inc., senior note, 8.375%, 5/15/15 ...................    United States        2,100,000           2,105,250
    b Hawker Beechcraft Acquisition Co., senior note, 144A, PIK, 8.875%,
        4/01/15 ............................................................    United States          700,000             707,000
      L-3 Communications Corp., senior sub. note,
         5.875%, 1/15/15 ...................................................    United States        2,500,000           2,412,500
         6.375%, 10/15/15 ..................................................    United States          500,000             493,750
      RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 ..............    United States        2,500,000           2,600,000
      United Rentals North America Inc., senior sub. note,
        7.75%, 11/15/13 ....................................................    United States        2,000,000           2,070,000
                                                                                                                    ---------------
                                                                                                                        15,436,000
                                                                                                                    ---------------
      COMMERCIAL SERVICES & SUPPLIES 5.3%
      Allied Waste North America Inc., senior secured note, 6.875%,
        6/01/17 ............................................................    United States        2,100,000           2,121,000
      ARAMARK Corp., senior note, 8.50%, 2/01/15 ...........................    United States        2,700,000           2,767,500
      CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 .................        Canada           2,600,000           2,561,000
  c,d Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05 ........    United States        1,912,374                  --
      JohnsonDiversey Holdings Inc., senior disc. note, 10.67%, 5/15/13 ....    United States        2,500,000           2,537,500
      Rental Service Corp., 9.50%, 12/01/14 ................................    United States        2,500,000           2,400,000
                                                                                                                    ---------------
                                                                                                                        12,387,000
                                                                                                                    ---------------
      CONSUMER DURABLES & APPAREL 3.3%
      Beazer Homes USA Inc., senior note, 8.125%, 6/15/16 ..................    United States        2,100,000           1,648,500
      Jarden Corp., senior sub. note, 7.50%, 5/01/17 .......................    United States        2,100,000           2,042,250
      Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 .................    United States        1,500,000           1,533,750
      KB Home, senior note,
         6.25%, 6/15/15 ....................................................    United States        1,700,000           1,459,875
         7.25%, 6/15/18 ....................................................    United States        1,200,000           1,050,000
                                                                                                                    ---------------
                                                                                                                         7,734,375
                                                                                                                    ---------------
      CONSUMER SERVICES 8.6%
      Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 ..................    United States        1,200,000           1,182,000
    b Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15 .......................    United States        1,700,000           1,602,250
    b Greektown Holdings, senior note, 144A, 10.75%, 12/01/13 ..............    United States        2,000,000           1,990,000
      Host Marriott LP, senior note,
         M, 7.00%, 8/15/12 .................................................    United States        2,000,000           2,025,000
         O, 6.375%, 3/15/15 ................................................    United States          500,000             491,250


16 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN HIGH INCOME SECURITIES FUND                                         COUNTRY      PRINCIPAL AMOUNT a       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      CONSUMER SERVICES (CONTINUED)
      MGM MIRAGE, senior note,
         6.625%, 7/15/15 ...................................................    United States      $ 2,500,000      $    2,384,375
         6.875%, 4/01/16 ...................................................    United States        1,000,000             972,500
         7.50%, 6/01/16 ....................................................    United States          500,000             499,375
    b Outback Steakhouse Inc., senior note, 144A, 10.00%, 6/15/15 ..........    United States        1,900,000           1,691,000
      Pinnacle Entertainment Inc., senior sub. note,
         8.25%, 3/15/12 ....................................................    United States          200,000             203,500
         8.75%, 10/01/13 ...................................................    United States        2,100,000           2,173,500
      Royal Caribbean Cruises Ltd.,
         senior deb., 7.25%, 3/15/18 .......................................    United States        1,800,000           1,754,086
         senior note, 6.875%, 12/01/13 .....................................    United States          700,000             695,076
      Station Casinos Inc.,
         senior note, 6.00%, 4/01/12 .......................................    United States          300,000             286,500
         senior sub. note, 6.50%, 2/01/14 ..................................    United States          300,000             265,500
         senior sub. note, 6.875%, 3/01/16 .................................    United States        2,200,000           1,925,000
                                                                                                                    ---------------
                                                                                                                        20,140,912
                                                                                                                    ---------------
      DIVERSIFIED FINANCIALS 3.1%
      GMAC LLC, 6.875%, 8/28/12 ............................................    United States        5,300,000           4,976,350
      Lehman Brothers Holdings Inc., senior note, 6.20%, 9/26/14 ...........    United States        2,300,000           2,312,347
                                                                                                                    ---------------
                                                                                                                         7,288,697
                                                                                                                    ---------------
      ENERGY 9.9%
    b Bristow Group Inc., senior note, 144A, 7.50%, 9/15/17 ................    United States          900,000             922,500
      Chesapeake Energy Corp., senior note,
         7.625%, 7/15/13 ...................................................    United States          500,000             525,000
         6.25%, 1/15/18 ....................................................    United States        3,000,000           2,910,000
      Compagnie Generale de Geophysique-Veritas, senior note,
         7.50%, 5/15/15 ....................................................        France             500,000             517,500
         7.75%, 5/15/17 ....................................................        France             700,000             724,500
      El Paso Corp., senior note, 6.875%, 6/15/14 ..........................    United States        2,500,000           2,535,602
      Mariner Energy Inc., senior note, 7.50%, 4/15/13 .....................    United States        2,600,000           2,535,000
      Markwest Energy Partners LP, senior note, 6.875%, 11/01/14 ...........    United States        2,500,000           2,325,000
      Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ................    United States        2,500,000           2,537,500
    b Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 ............     Switzerland         1,900,000           1,838,250
      Pogo Producing Co., senior sub. note, 6.875%, 10/01/17 ...............    United States        2,200,000           2,222,000
    b Tesoro Corp., senior note, 144A, 6.50%, 6/01/17 ......................    United States          900,000             897,750
      The Williams Cos. Inc.,
         8.75%, 3/15/32 ....................................................    United States          800,000             925,000
         senior note, 7.625%, 7/15/19 ......................................    United States          600,000             645,750
         senior note, 7.875%, 9/01/21 ......................................    United States        1,200,000           1,311,000
                                                                                                                    ---------------
                                                                                                                        23,372,352
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 17

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN HIGH INCOME SECURITIES FUND                                         COUNTRY      PRINCIPAL AMOUNT a       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      FOOD, BEVERAGE & TOBACCO 2.0%
      Reynolds American Inc., senior secured note, 7.625%, 6/01/16 .........    United States      $ 2,500,000      $    2,674,257
      Smithfield Foods Inc., senior note, 7.75%,
         5/15/13 ...........................................................    United States        1,200,000           1,230,000
         7/01/17 ...........................................................    United States          800,000             824,000
                                                                                                                    ---------------
                                                                                                                         4,728,257
                                                                                                                    ---------------
      HEALTH CARE EQUIPMENT & SERVICES 6.1%
      DaVita Inc., senior sub. note, 7.25%, 3/15/15 ........................    United States        2,700,000           2,720,250
      HCA Inc.,
         senior note, 6.50%, 2/15/16 .......................................    United States          400,000             342,000
       b senior secured note, 144A, 9.125%, 11/15/14 .......................    United States        2,400,000           2,538,000
      Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 .................    United States        3,000,000           2,557,500
      United Surgical Partners International Inc., senior sub. note, PIK,
        9.25%, 5/01/17 .....................................................    United States        1,500,000           1,507,500
  b,e U.S. Oncology Holdings Inc., senior note, 144A, FRN, 10.759%,
        3/15/12 ............................................................    United States        2,600,000           2,327,000
      Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
        10/01/14 ...........................................................    United States        2,500,000           2,437,500
                                                                                                                    ---------------
                                                                                                                        14,429,750
                                                                                                                    ---------------
      MATERIALS 10.2%
      Crown Americas Inc., senior note, 7.75%, 11/15/15 ....................    United States        2,500,000           2,593,750
      Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%, 4/01/17 ....    United States        2,200,000           2,409,000
      Huntsman International LLC, senior sub. note, 7.875%, 11/15/14 .......    United States        2,200,000           2,354,000
    b Ineos Group Holdings PLC, 144A, 8.50%, 2/15/16 .......................   United Kingdom        2,500,000           2,406,250
      JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ....................       Ireland           2,500,000           2,450,000
      Lyondell Chemical Co., senior note, 8.00%, 9/15/14 ...................    United States        3,000,000           3,315,000
    b MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 ...............    United States        2,000,000           1,940,000
      Nalco Co., senior sub. note, 8.875%, 11/15/13 ........................    United States        2,500,000           2,637,500
      Novelis Inc., senior note, 7.25%, 2/15/15 ............................        Canada           1,500,000           1,455,000
      Owens-Illinois Inc., senior note, 7.80%, 5/15/18 .....................    United States        2,500,000           2,475,000
                                                                                                                    ---------------
                                                                                                                        24,035,500
                                                                                                                    ---------------
      MEDIA 9.8%
      Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ............    United States        1,800,000           1,755,000
  c,d Callahan Nordrhein-Westfallen, senior note, 14.00%, 7/15/10 ..........       Germany           2,750,000                 275
      CCH II LLC, senior note, 10.25%, 9/15/10 .............................    United States        3,800,000           3,904,500
      Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ................    United States        1,500,000           1,603,125
      Lamar Media Corp., senior sub. note,
         7.25%, 1/01/13 ....................................................    United States        2,000,000           2,020,000
         6.625%, 8/15/15 ...................................................    United States          300,000             291,000
      Liberty Media Corp., senior note, 5.70%, 5/15/13 .....................    United States        2,000,000           1,878,458
      Quebecor Media Inc.,
     b,f 144A, 7.75%, 3/15/16 ..............................................        Canada             200,000             191,750
         senior note, 7.75%, 3/15/16 .......................................        Canada           1,800,000           1,725,750


18 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN HIGH INCOME SECURITIES FUND                                         COUNTRY      PRINCIPAL AMOUNT a       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      MEDIA (CONTINUED)
      R.H. Donnelley Corp., senior note, 8.875%, 1/15/16 ...................    United States      $ 3,500,000      $    3,583,125
      Radio One Inc., senior sub. note, 6.375%, 2/15/13 ....................    United States        2,300,000           2,047,000
    b Rainbow National Services LLC, senior sub. deb., 144A, 10.375%,
        9/01/14 ............................................................    United States        1,330,000           1,466,325
    b Univision Communications Inc., senior note, 144A, PIK, 9.75%,
        3/15/15 ............................................................    United States        2,600,000           2,548,000
                                                                                                                    ---------------
                                                                                                                        23,014,308
                                                                                                                    ---------------
      REAL ESTATE 1.1%
      Forest City Enterprises Inc., senior note,
         7.625%, 6/01/15 ...................................................    United States        2,300,000           2,173,500
         6.50%, 2/01/17 ....................................................    United States          300,000             269,250
                                                                                                                    ---------------
                                                                                                                         2,442,750
                                                                                                                    ---------------
      RETAILING 2.1%
    b Dollar General Corp., senior note, 144A, 10.625%, 7/15/15 ............    United States        2,500,000           2,362,500
    b Michaels Stores Inc., senior note, 144A, 10.00%, 11/01/14 ............    United States        2,500,000           2,575,000
                                                                                                                    ---------------
                                                                                                                         4,937,500
                                                                                                                    ---------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.4%
      Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14 ..........    United States        3,600,000           3,492,000
      NXP BV/NXP Funding LLC, senior secured note, 7.875%, 10/15/14 ........     Netherlands         2,300,000           2,222,375
                                                                                                                    ---------------
                                                                                                                         5,714,375
                                                                                                                    ---------------
      SOFTWARE & SERVICES 2.5%
      Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 .................    United States        2,700,000           2,821,500
      SunGard Data Systems Inc.,
         senior note, 9.125%, 8/15/13 ......................................    United States          900,000             940,500
         senior sub. note, 10.25%, 8/15/15 .................................    United States        2,100,000           2,205,000
                                                                                                                    ---------------
                                                                                                                         5,967,000
                                                                                                                    ---------------
      TECHNOLOGY HARDWARE & EQUIPMENT 2.0%
      Sanmina-SCI Corp.,
     b,e senior note, 144A, FRN, 8.444%, 6/15/14 ...........................    United States        1,000,000             960,000
         senior sub. note, 6.75%, 3/01/13 ..................................    United States        1,400,000           1,211,000
         senior sub. note, 8.125%, 3/01/16 .................................    United States          300,000             261,000
    b Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15 .....        Italy            2,025,000           2,252,812
                                                                                                                    ---------------
                                                                                                                         4,684,812
                                                                                                                    ---------------
      TELECOMMUNICATION SERVICES 6.9%
      Centennial Communications Corp., senior note, 10.00%, 1/01/13 ........    United States        2,500,000           2,656,250
    b Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ...............       Jamaica           2,700,000           2,544,750
      Intelsat Intermediate, senior note, zero cpn. to 2/01/10, 9.25%
        thereafter, 2/01/15 ................................................       Bermuda             700,000             579,250
      Intelsat Subsidiary Holding Co. Ltd., senior note, 8.25%, 1/15/13 ....       Bermuda           3,000,000           3,060,000
    b MetroPCS Wireless Inc., senior note, 144A, 9.25%, 11/01/14 ...........    United States        2,000,000           2,050,000


                                        Quarterly Statements of Investments | 19

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN HIGH INCOME SECURITIES FUND                                         COUNTRY      PRINCIPAL AMOUNT a       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      TELECOMMUNICATION SERVICES (CONTINUED)
      Millicom International Cellular SA, senior note, 10.00%, 12/01/13 ....      Luxembourg       $ 2,200,000      $    2,348,500
      Qwest Communications International Inc., senior note,
         7.50%, 2/15/14 ....................................................    United States        1,000,000           1,017,500
         B, 7.50%, 2/15/14 .................................................    United States        2,000,000           2,035,000
                                                                                                                    ---------------
                                                                                                                        16,291,250
                                                                                                                    ---------------
      TRANSPORTATION 2.1%
      Navios Maritime Holdings, senior note, 9.50%, 12/15/14 ...............  Marshall Islands       2,400,000           2,487,000
      TransDigm Inc., senior sub. note, 7.75%, 7/15/14 .....................    United States        2,400,000           2,436,000
                                                                                                                    ---------------
                                                                                                                         4,923,000
                                                                                                                    ---------------
      UTILITIES 6.7%
      Aquila Inc., senior note, 14.875%, 7/01/12 ...........................    United States        2,000,000           2,530,000
      Dynegy Holdings Inc., senior note,
         8.375%, 5/01/16 ...................................................    United States        2,300,000           2,323,000
       b 144A, 7.50%, 6/01/15 ..............................................    United States          300,000             291,000
    b Edison Mission Energy, senior note, 144A, 7.00%, 5/15/17 .............    United States        2,700,000           2,673,000
      Mirant North America LLC, senior note, 7.375%, 12/31/13 ..............    United States        2,500,000           2,550,000
      NRG Energy Inc., senior note,
         7.25%, 2/01/14 ....................................................    United States          900,000             904,500
         7.375%, 2/01/16 ...................................................    United States        2,100,000           2,110,500
      TXU Corp., senior note, P, 5.55%, 11/15/14 ...........................    United States        3,000,000           2,434,530
                                                                                                                    ---------------
                                                                                                                        15,816,530
                                                                                                                    ---------------
      TOTAL CORPORATE BONDS (COST $226,719,706) ............................                                           221,761,053
                                                                                                                    ---------------

                                                                                                   ---------------
                                                                                                   SHARES/WARRANTS
                                                                                                   ---------------
      COMMON STOCKS AND WARRANTS 0.0% g
      COMMERCIAL SERVICES & SUPPLIES 0.0% g
c,h,i Goss Holdings Inc., B ................................................    United States           44,604                  --
                                                                                                                    ---------------
      TELECOMMUNICATION SERVICES 0.0% g
    b Dobson Communications Corp., 6.00%, cvt. pfd., 144A ..................    United States                1                 260
    h ICG Communications Inc., wts., 10/10/07 ..............................    United States            1,772                  --
                                                                                                                    ---------------
      TOTAL COMMON STOCKS AND WARRANTS (COST $89,208) ......................                                                   260
                                                                                                                    ---------------
      TOTAL LONG TERM INVESTMENTS (COST $226,808,914) ......................                                           221,761,313
                                                                                                                    ---------------


20 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN HIGH INCOME SECURITIES FUND                                         COUNTRY      PRINCIPAL AMOUNT a       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENT (COST $9,750,315) 4.1%
      REPURCHASE AGREEMENT 4.1%
    j Joint Repurchase Agreement, 4.656%, 10/01/07 .........................    United States      $ 9,750,315      $    9,750,315
       (Maturity Value $9,754,098)
         ABN AMRO Bank NV, New York Branch (Maturity Value $904,010)
         Banc of America Securities LLC (Maturity Value $904,010)
         Barclays Capital Inc. (Maturity Value $904,010)
         BNP Paribas Securities Corp. (Maturity Value $904,010)
         Deutsche Bank Securities Inc. (Maturity Value $904,010)
         Goldman, Sachs & Co. (Maturity Value $904,010)
         Greenwich Capital Markets Inc. (Maturity Value $904,010)
         Lehman Brothers Inc. (Maturity Value $713,998)
         Merrill Lynch Government Securities Inc. (Maturity Value $904,010)
         Morgan Stanley & Co. Inc. (Maturity Value $904,010)
         UBS Securities LLC (Maturity Value $904,010)
           Collateralized by U.S. Government Agency Securities, 2.84% - 7.25%,
             10/05/07 - 8/23/12; k U.S. Government Agency Discount Notes,
               10/01/07 - 3/05/08; k U.S. Treasury Bills, 12/06/07 - 3/27/08;
               and U.S. Treasury Notes, 4.125% - 4.875%, 4/30/12 - 8/31/12
                                                                                                                    ---------------
      TOTAL INVESTMENTS (COST $236,559,229) 98.4% ..........................                                           231,511,628
      OTHER ASSETS, LESS LIABILITIES 1.6% ..................................                                             3,741,597
                                                                                                                    ---------------
      NET ASSETS 100.0% ....................................................                                        $  235,253,225
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 123.

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2007, the aggregate value of these securities was $41,225,397, representing 17.52% of net assets.

c Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2007, the aggregate value of these securities was $275, representing less than 0.01% of net assets.

d Defaulted security.

e The coupon rate shown represents the rate at period end.

f Security purchased on a when-issued or delayed delivery basis.

g Rounds to less than 0.1% of net assets.

h Non-income producing for the twelve months ended September 30, 2007.

i See Note 5 regarding restricted securities.

j Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2007, all repurchase agreements had been entered into on September 28, 2007.

k The security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 21

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME SECURITIES FUND                                                COUNTRY          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 92.0%
      COMMON STOCKS 33.6%
      COMMUNICATIONS 2.5%
      AT&T Inc. ..............................................................    United States       3,487,483      $  147,555,448
      Verizon Communications Inc. ............................................    United States       1,000,000          44,280,000
                                                                                                                     ---------------
                                                                                                                        191,835,448
                                                                                                                     ---------------
      CONSUMER DURABLES 0.7%
      KB Home ................................................................    United States         900,000          22,554,000
      Lennar Corp., A ........................................................    United States         750,000          16,987,500
      The Ryland Group Inc. ..................................................    United States         550,000          11,786,500
                                                                                                                     ---------------
                                                                                                                         51,328,000
                                                                                                                     ---------------
      ELECTRIC UTILITIES 12.3%
      Alliant Energy Corp. ...................................................    United States         350,000          13,412,000
      Ameren Corp. ...........................................................    United States       1,000,000          52,500,000
      American Electric Power Co. Inc. .......................................    United States         600,000          27,648,000
      CenterPoint Energy Inc. ................................................    United States         300,000           4,809,000
      Consolidated Edison Inc. ...............................................    United States       1,200,000          55,560,000
      Dominion Resources Inc. ................................................    United States         832,900          70,213,470
      DTE Energy Co. .........................................................    United States         260,500          12,618,620
      Duke Energy Corp. ......................................................    United States       3,400,000          63,546,000
      FirstEnergy Corp. ......................................................    United States       1,250,000          79,175,000
      FPL Group Inc. .........................................................    United States         500,000          30,440,000
      Hawaiian Electric Industries Inc. ......................................    United States         120,000           2,605,200
      PG&E Corp. .............................................................    United States       1,300,000          62,140,000
      Pinnacle West Capital Corp. ............................................    United States         300,000          11,853,000
      Portland General Electric Co. ..........................................    United States       1,250,000          34,750,000
      Progress Energy Inc. ...................................................    United States         550,000          25,767,500
      Public Service Enterprise Group Inc. ...................................    United States       1,600,000         140,784,000
      Puget Energy Inc. ......................................................    United States       1,566,300          38,327,361
      The Southern Co. .......................................................    United States       2,123,200          77,029,696
      TECO Energy Inc. .......................................................    United States       1,000,000          16,430,000
      TXU Corp. ..............................................................    United States       1,800,000         123,246,000
                                                                                                                     ---------------
                                                                                                                        942,854,847
                                                                                                                     ---------------
      ELECTRONIC TECHNOLOGY 1.0%
      Maxim Integrated Products Inc. .........................................    United States       2,500,000          73,375,000
                                                                                                                     ---------------
      ENERGY MINERALS 2.5%
      BP PLC, ADR ............................................................   United Kingdom         500,000          34,675,000
      Canadian Oil Sands Trust ...............................................       Canada           1,750,000          58,072,302
      Chevron Corp. ..........................................................    United States          50,000           4,679,000
      ConocoPhillips .........................................................    United States         762,600          66,933,402
      Royal Dutch Shell PLC, A, ADR ..........................................     Netherlands          313,800          25,788,084
                                                                                                                     ---------------
                                                                                                                        190,147,788
                                                                                                                     ---------------


22 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME SECURITIES FUND                                                COUNTRY          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      FINANCE 5.9%
      Bank of America Corp. ..................................................    United States       3,000,000      $  150,810,000
      CapitalSource Inc. .....................................................    United States         650,000          13,156,000
      Citigroup Inc. .........................................................    United States         300,000          14,001,000
      Fifth Third Bancorp ....................................................    United States         500,000          16,940,000
      HSBC Holdings PLC ......................................................   United Kingdom       3,500,000          64,785,488
      JPMorgan Chase & Co. ...................................................    United States         900,000          41,238,000
      OneBeacon Insurance Group Ltd. .........................................       Bermuda            747,200          16,102,160
      Wachovia Corp. .........................................................    United States         100,000           5,015,000
      Washington Mutual Inc. .................................................    United States       3,600,000         127,116,000
                                                                                                                     ---------------
                                                                                                                        449,163,648
                                                                                                                     ---------------
      GAS DISTRIBUTORS 0.8%
      AGL Resources Inc. .....................................................    United States         125,000           4,952,500
      Atmos Energy Corp. .....................................................    United States         610,000          17,275,200
      NiSource Inc. ..........................................................    United States         600,000          11,484,000
      Spectra Energy Corp. ...................................................    United States       1,076,500          26,352,720
                                                                                                                     ---------------
                                                                                                                         60,064,420
                                                                                                                     ---------------
      HEALTH TECHNOLOGY 5.4%
      Bristol-Myers Squibb Co. ...............................................    United States         500,000          14,410,000
      Johnson & Johnson ......................................................    United States       1,200,000          78,840,000
      Merck & Co. Inc. .......................................................    United States       2,500,000         129,225,000
      Pfizer Inc. ............................................................    United States       7,000,000         171,010,000
      Schering-Plough Corp. ..................................................    United States         660,275          20,884,498
                                                                                                                     ---------------
                                                                                                                        414,369,498
                                                                                                                     ---------------
      INDUSTRIAL SERVICES 0.4%
      Halliburton Co. ........................................................    United States         900,000          34,560,000
                                                                                                                     ---------------
      NON-ENERGY MINERALS 0.2%
      AngloGold Ashanti Ltd., ADR ............................................    South Africa          100,000           4,689,000
      Barrick Gold Corp. .....................................................       Canada             200,000           8,056,000
                                                                                                                     ---------------
                                                                                                                         12,745,000
                                                                                                                     ---------------
      PROCESS INDUSTRIES 0.8%
      The Dow Chemical Co. ...................................................    United States         712,300          30,671,638
      Lyondell Chemical Co. ..................................................    United States         750,000          34,762,500
                                                                                                                     ---------------
                                                                                                                         65,434,138
                                                                                                                     ---------------
      PRODUCER MANUFACTURING 0.9%
      3M Co. .................................................................    United States         700,000          65,506,000
                                                                                                                     ---------------
      RETAIL TRADE 0.2%
      The Home Depot Inc. ....................................................    United States         450,000          14,598,000
                                                                                                                     ---------------
      TOTAL COMMON STOCKS (COST $2,120,379,054) ..............................                                        2,565,981,787
                                                                                                                     ---------------


                                        Quarterly Statements of Investments | 23

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME SECURITIES FUND                                                COUNTRY           SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CONVERTIBLE PREFERRED STOCKS 7.5%
      CONSUMER DURABLES 0.5%
a,b,c The Goldman Sachs Group Inc. into D.R. Horton Inc., 9.00%,
        cvt. pfd., 144A ......................................................    United States       2,500,000      $   32,491,250
    a Merrill Lynch & Co. Inc. into D.R. Horton Inc., 4.00%, cvt. pfd.,
        144A .................................................................    United States         608,000           7,864,480
                                                                                                                     ---------------
                                                                                                                         40,355,730
                                                                                                                     ---------------
      CONSUMER SERVICES 0.2%
    a Morgan Stanley into Starbucks Corp., 7.00%, cvt. pfd., 144A ............    United States         530,000          14,127,150
                                                                                                                     ---------------
      ELECTRIC UTILITIES 0.1%
      PNM Resources Inc., 6.75%, cvt. pfd. ...................................    United States         225,600          10,067,400
                                                                                                                     ---------------
      ELECTRONIC TECHNOLOGY 0.6%
      Citigroup Funding into Texas Instruments Inc., 7.50%, cvt. pfd. ........    United States         600,000          20,014,080
    a Morgan Stanley into Intel Corp., 7.30%, cvt. pfd., 144A ................    United States       1,100,000          25,976,500
                                                                                                                     ---------------
                                                                                                                         45,990,580
                                                                                                                     ---------------
      ENERGY MINERALS 2.8%
      Chesapeake Energy Corp., 6.25%, cvt. pfd. ..............................    United States         168,000          47,622,456
    a Chesapeake Energy Corp., 5.00%, cvt. pfd., 144A ........................    United States         100,000          11,149,400
  a,b Deutsche Bank AG into Chevron Corp., 8.00%, cvt. pfd., 144A ............    United States         800,000          72,920,000
    a The Goldman Sachs Group Inc. into Peabody Energy Corp., 10.00%,
        cvt. pfd., 144A ......................................................    United States         500,000          22,949,000
    a Morgan Stanley into ConocoPhillips, 7.00%, cvt. pfd., 144A .............    United States         520,000          42,351,400
    a Morgan Stanley into Devon Energy Corp., 8.00%, cvt. pfd., 144A .........    United States         200,000          14,389,000
                                                                                                                     ---------------
                                                                                                                        211,381,256
                                                                                                                     ---------------
      FINANCE 0.7%
      E*TRADE Financial Corp., 6.125%, cvt. pfd. .............................    United States         600,000          11,118,000
  a,b Lehman Brothers Holdings Inc. into Merrill Lynch & Co. Inc., 8.00%,
        cvt. pfd., 144A ......................................................    United States         540,000          40,019,400
                                                                                                                     ---------------
                                                                                                                         51,137,400
                                                                                                                     ---------------
      HEALTH TECHNOLOGY 0.4%
    b Schering-Plough Corp., 6.00%, cvt. pfd. ................................    United States         100,000          27,669,269
                                                                                                                     ---------------
      INDUSTRIAL SERVICES 0.9%
      Credit Suisse into Baker Hughes Inc., 8.00%, cvt. pfd. .................    United States         600,000          44,568,000
      El Paso Corp., 4.99%, cvt. pfd. ........................................    United States          15,000          21,208,125
                                                                                                                     ---------------
                                                                                                                         65,776,125
                                                                                                                     ---------------
      NON-ENERGY MINERALS 1.0%
    a Deutsche Bank AG into Freeport-McMoRan Copper & Gold Inc.,
        10.00%, cvt. pfd., 144A ..............................................   United Kingdom         400,000          30,884,000
      Freeport-McMoRan Copper & Gold Inc., 6.75%, cvt. pfd. ..................    United States         200,000          31,020,000
    a Morgan Stanley into Newmont Mining Corp., 8.50%, cvt. pfd.,
        144A .................................................................    United States         425,000          19,144,125
                                                                                                                     ---------------
                                                                                                                         81,048,125
                                                                                                                     ---------------


24 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME SECURITIES FUND                                                COUNTRY          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CONVERTIBLE PREFERRED STOCKS (CONTINUED)
      PROCESS INDUSTRIES 0.0% d
      Huntsman Corp., 5.00%, cvt. pfd. .......................................    United States          50,000      $    2,493,750
                                                                                                                     ---------------
      REAL ESTATE INVESTMENT TRUSTS 0.2%
      Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A .........................    United States         200,000           4,692,000
      Lexington Realty Trust, 6.50%, cvt. pfd. ...............................    United States         200,000           8,799,000
                                                                                                                     ---------------
                                                                                                                         13,491,000
                                                                                                                     ---------------
      RETAIL TRADE 0.1%
      Retail Ventures into DSW Inc., 6.625%, cvt. pfd. .......................    United States         250,000          12,099,700
                                                                                                                     ---------------
      TOTAL CONVERTIBLE PREFERRED STOCKS (COST $531,387,260) .................                                          575,637,485
                                                                                                                     ---------------

                                                                                                 ------------------
                                                                                                 PRINCIPAL AMOUNT e
                                                                                                 ------------------
    f SENIOR FLOATING RATE INTERESTS 2.1%
      COMMERCIAL SERVICES 1.0%
      Ceva Group PLC,
         Dollar Pre-Refunded L/C Commitment, 5.26%, 8/01/12 ..................    United States       2,105,263           2,072,337
         EGL Term Loans, 8.665%, 8/01/12 .....................................    United States      17,850,000          17,570,825
    c First Data Corp., Term Loan B-2, 7.768%, 10/01/14 ......................    United States      55,000,000          52,929,250
                                                                                                                     ---------------
                                                                                                                         72,572,412
                                                                                                                     ---------------
      CONSUMER DURABLES 0.3%
      Jarden Corp., Term Loan B-3, 7.843%, 1/24/12 ...........................    United States      24,937,500          24,774,658
                                                                                                                     ---------------
      PROCESS INDUSTRIES 0.3%
      Berry Plastics Holding Corp., Senior Unsecured Term Loan, 11.97%,
        6/15/14 ..............................................................    United States      28,000,000          24,610,880
                                                                                                                     ---------------
      PRODUCER MANUFACTURING 0.5%
      Allison Transmission, Term Loan B, 8.48% - 8.57%, 8/07/14 ..............    United States      15,000,000          14,569,650
      Rexnord Holdings Inc., PIK Interest Facility, 12.58%, 2/20/13 ..........    United States      21,296,961          19,822,786
                                                                                                                     ---------------
                                                                                                                         34,392,436
                                                                                                                     ---------------
      TOTAL SENIOR FLOATING RATE INTERESTS (COST $158,558,569). ..............                                          156,350,386
                                                                                                                     ---------------
      CORPORATE BONDS 43.5%
      ALTERNATIVE POWER GENERATION 1.7%
a,g,h Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10 ...............    United States      13,000,000          14,105,000
      Dynegy Holdings Inc., senior note,
         6.875%, 4/01/11 .....................................................    United States      30,000,000          29,625,000
         8.75%, 2/15/12 ......................................................    United States      26,185,000          27,166,938
         8.375%, 5/01/16 .....................................................    United States      55,000,000          55,550,000
                                                                                                                     ---------------
                                                                                                                        126,446,938
                                                                                                                     ---------------
      COMMERCIAL SERVICES 1.9%
    a Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14. ....................   United Kingdom      25,000,000          25,125,000
      Dex Media Inc.,
         senior disc. note, zero cpn. to 11/15/08, 9.00% thereafter,
           11/15/13 ..........................................................    United States      14,500,000          13,702,500
         zero cpn. to 11/15/08, 9.00% thereafter, 11/15/13 ...................    United States      10,000,000           9,450,000


                                        Quarterly Statements of Investments | 25

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME SECURITIES FUND                                               COUNTRY      PRINCIPAL AMOUNT e       VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      COMMERCIAL SERVICES (CONTINUED)
      JohnsonDiversey Holdings Inc., senior disc. note, 10.67%,
        5/15/13 ..............................................................   United States       20,000,000      $   20,300,000
      JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 .............   United States       23,000,000          23,460,000
      R.H. Donnelley Corp.,
         6.875%, 1/15/13 .....................................................   United States       11,400,000          10,830,000
         senior note, 8.875%, 1/15/16 ........................................   United States        5,000,000           5,118,750
     a,c senior note, 144A, 8.875%, 10/15/17 .................................   United States       28,700,000          29,274,000
      Rental Service Corp., 9.50%, 12/01/14 ..................................   United States        5,500,000           5,280,000
                                                                                                                     ---------------
                                                                                                                        142,540,250
                                                                                                                     ---------------

      COMMUNICATIONS 1.3%
    a Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 .................      Jamaica          20,000,000          18,850,000
    a MetroPCS Wireless Inc., senior note, 144A, 9.25%, 11/01/14 .............   United States       15,000,000          15,375,000
      Qwest Capital Funding Inc.,
         7.00%, 8/03/09 ......................................................   United States       20,000,000          20,200,000
         7.25%, 2/15/11 ......................................................   United States       28,000,000          28,280,000
      Qwest Communications International Inc., senior note, B, 7.50%,
        2/15/14 ..............................................................   United States       17,600,000          17,908,000
                                                                                                                     ---------------
                                                                                                                        100,613,000
                                                                                                                     ---------------

      CONSUMER DURABLES 5.4%
      Beazer Homes USA Inc., senior note,
         8.625%, 5/15/11 .....................................................   United States       11,660,000           9,269,700
         8.125%, 6/15/16 .....................................................   United States       20,000,000          15,700,000
      D.R. Horton Inc.,
         5.625%, 1/15/16 .....................................................   United States        5,500,000           4,628,937
         senior note, 6.50%, 4/15/16 .........................................   United States        5,000,000           4,386,370
      Ford Motor Co., 7.45%, 7/16/31 .........................................   United States       50,000,000          39,500,000
      Ford Motor Credit Co. LLC,
         7.375%, 10/28/09 ....................................................   United States      118,000,000         115,760,006
         7.875%, 6/15/10 .....................................................   United States       50,000,000          48,905,300
         7.375%, 2/01/11 .....................................................   United States       50,000,000          47,945,650
         senior note, 9.75%, 9/15/10 .........................................   United States        8,000,000           8,166,640
         senior note, 9.875%, 8/10/11 ........................................   United States       22,000,000          22,300,696
         senior note, 7.25%, 10/25/11 ........................................   United States       10,000,000           9,379,140
      General Motors Corp., senior deb., 8.25%, 7/15/23 ......................   United States       25,000,000          22,000,000
      K Hovnanian Enterprises Inc., senior note, 7.50%, 5/15/16 ..............   United States       12,000,000           9,600,000
      KB Home, senior note,
         6.375%, 8/15/11 .....................................................   United States        5,000,000           4,625,000
         5.75%, 2/01/14 ......................................................   United States        6,500,000           5,525,000
         6.25%, 6/15/15 ......................................................   United States       20,000,000          17,175,000
         7.25%, 6/15/18 ......................................................   United States       10,600,000           9,275,000
      Visant Holding Corp., senior note, 8.75%, 12/01/13 .....................   United States       17,000,000          17,467,500
                                                                                                                     ---------------
                                                                                                                        411,609,939
                                                                                                                     ---------------


26 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME SECURITIES FUND                                               COUNTRY      PRINCIPAL AMOUNT e       VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      CONSUMER NON-DURABLES 0.3%
      Dole Food Co. Inc., senior note, 8.625%, 5/01/09 .......................   United States       14,500,000      $   14,608,750
      Reynolds American Inc., senior secured note, 7.25%, 6/01/13 ............   United States       10,000,000          10,607,080
                                                                                                                     ---------------
                                                                                                                         25,215,830
                                                                                                                     ---------------

      CONSUMER SERVICES 6.0%
      Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ..............   United States       54,400,000          53,040,000
      CCH I Holdings LLC, senior note,
         13.50%, 1/15/14 .....................................................   United States       48,000,000          47,280,000
         11.75%, 5/15/14 .....................................................   United States       43,000,000          39,990,000
      CCH I LLC, senior secured note, 11.00%, 10/01/15 .......................   United States       85,000,000          86,487,500
      CCH II LLC, senior note, 10.25%, 9/15/10 ...............................   United States        4,700,000           4,829,250
      Clear Channel Communications Inc.,
         5.50%, 9/15/14 ......................................................   United States       22,000,000          17,297,104
         senior note, 5.75%, 1/15/13 .........................................   United States        7,000,000           5,865,237
      CSC Holdings Inc., senior note, B, 7.625%, 4/01/11 .....................   United States       10,000,000          10,075,000
      EchoStar DBS Corp., senior note, 7.125%, 2/01/16 .......................   United States       25,000,000          25,812,500
      Liberty Media Corp., senior note, 5.70%, 5/15/13 .......................   United States       15,000,000          14,088,435
      MGM MIRAGE, senior note,
         6.75%, 4/01/13 ......................................................   United States       10,000,000           9,825,000
         6.625%, 7/15/15 .....................................................   United States       15,000,000          14,306,250
         7.625%, 1/15/17 .....................................................   United States       20,000,000          19,900,000
      Quebecor Media Inc.,
     a,c 144A, 7.75%, 3/15/16 ................................................       Canada           9,750,000           9,347,812
         senior note, 7.75%, 3/15/16 .........................................       Canada           4,900,000           4,697,875
    a Univision Communications Inc., senior note, 144A, PIK, 9.75%,
        3/15/15 ..............................................................   United States       50,000,000          49,000,000
      Viacom Inc., senior note, 6.25%, 4/30/16 ...............................   United States       15,000,000          15,064,215
      XM Satellite Radio Inc., senior note, 9.75%, 5/01/14 ...................   United States       30,000,000          30,225,000
                                                                                                                     ---------------
                                                                                                                        457,131,178
                                                                                                                     ---------------
      ELECTRIC UTILITIES 1.4%
      NRG Energy Inc., senior note,
         7.25%, 2/01/14 ......................................................   United States       14,500,000          14,572,500
         7.375%, 2/01/16 .....................................................   United States        9,400,000           9,447,000
      Reliant Energy Inc., senior note,
         7.625%, 6/15/14 .....................................................   United States       19,500,000          19,743,750
         7.875%, 6/15/17 .....................................................   United States       17,500,000          17,696,875
      TXU Corp., senior note,
         P, 5.55%, 11/15/14 ..................................................   United States       50,000,000          40,575,500
         R, 6.55%, 11/15/34 ..................................................   United States       10,000,000           7,892,630
                                                                                                                     ---------------
                                                                                                                        109,928,255
                                                                                                                     ---------------
      ELECTRONIC TECHNOLOGY 4.0%
      DRS Technologies Inc., senior note, 6.625%, 2/01/16 ....................   United States        4,500,000           4,466,250
      Flextronics International Ltd., senior sub. note, 6.25%, 11/15/14 ......     Singapore         17,500,000          16,450,000


                                        Quarterly Statements of Investments | 27

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME SECURITIES FUND                                               COUNTRY      PRINCIPAL AMOUNT e       VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      ELECTRONIC TECHNOLOGY (CONTINUED)
      Freescale Semiconductor Inc., senior note,
         8.875%, 12/15/14 ....................................................   United States       49,500,000      $   48,015,000
         10.125%, 12/15/16 ...................................................   United States       64,000,000          59,840,000
    a Hawker Beechcraft Acquisition Co., senior note, 144A,
         8.50%, 4/01/15 ......................................................   United States        8,200,000           8,405,000
         9.75%, 4/01/17 ......................................................   United States       25,000,000          25,625,000
      L-3 Communications Corp., senior sub. note, 6.375%, 10/15/15 ...........   United States       30,000,000          29,625,000
      Lucent Technologies Inc., 6.45%, 3/15/29 ...............................   United States       10,400,000           8,684,000
      NXP BV/NXP Funding LLC, senior note, 9.50%, 10/15/15 ...................    Netherlands        20,000,000          18,700,000
      Sanmina-SCI Corp.,
     a,f senior note, 144A, FRN, 8.444%, 6/15/10 .............................   United States       30,000,000          29,850,000
         senior sub. note, 6.75%, 3/01/13 ....................................   United States       22,000,000          19,030,000
         senior sub. note, 8.125%, 3/01/16 ...................................   United States       18,100,000          15,747,000
      Seagate Technology HDD Holdings, senior note,
         6.375%, 10/01/11 ....................................................   United States       10,000,000           9,875,000
         6.80%, 10/01/16 .....................................................   United States       10,000,000           9,825,000
                                                                                                                     ---------------
                                                                                                                        304,137,250
                                                                                                                     ---------------
      ENERGY MINERALS 3.0%
      Callon Petroleum Co., senior note, 9.75%, 12/08/10 .....................   United States       17,500,000          17,281,250
      Chesapeake Energy Corp., senior note,
         7.625%, 7/15/13 .....................................................   United States       25,000,000          26,250,000
         6.50%, 8/15/17 ......................................................   United States       20,200,000          19,745,500
         6.25%, 1/15/18 ......................................................   United States       20,000,000          19,400,000
      Mariner Energy Inc., senior note, 7.50%, 4/15/13 .......................   United States       10,000,000           9,750,000
      Massey Energy Co., senior note, 6.875%, 12/15/13 .......................   United States       10,000,000           9,375,000
      Newfield Exploration Co., senior sub. note, 6.625%, 4/15/16 ............   United States       22,500,000          22,106,250
    a OPTI Canada Inc., senior note, 144A, 7.875%, 12/15/14 ..................      Canada           20,000,000          20,100,000
      Peabody Energy Corp., senior note, 7.375%, 11/01/16 ....................   United States       11,500,000          12,190,000
      Pioneer Natural Resources Co., senior bond, 6.875%, 5/01/18 ............   United States       16,065,000          15,164,750
      Plains Exploration & Production Co., senior note, 7.75%,6/15/15 ........   United States       15,000,000          14,775,000
      Pogo Producing Co., senior sub. note, 7.875%, 5/01/13 ..................   United States       12,500,000          13,000,000
    a W&T Offshore Inc., senior note, 144A, 8.25%, 6/15/14 ...................   United States       35,000,000          33,862,500
                                                                                                                     ---------------
                                                                                                                        233,000,250
                                                                                                                     ---------------
      FINANCE 5.3%
      E*TRADE Financial Corp., senior note, 7.375%, 9/15/13 ..................   United States       30,400,000          28,576,000
      GMAC LLC,
         5.625%, 5/15/09 .....................................................   United States       23,000,000          22,400,137
         7.75%, 1/19/10 ......................................................   United States       92,500,000          91,794,780
         6.875%, 9/15/11 .....................................................   United States       85,000,000          80,959,695
         6.875%, 8/28/12 .....................................................   United States       17,500,000          16,431,345
         6.75%, 12/01/14 .....................................................   United States       30,000,000          27,228,600
      Hertz Corp., senior note, 8.875%, 1/01/14 ..............................   United States       10,700,000          11,074,500


28 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME SECURITIES FUND                                               COUNTRY      PRINCIPAL AMOUNT e       VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      FINANCE (CONTINUED)
      Lehman Brothers Holdings Inc., senior note,
         6.20%, 9/26/14 ......................................................   United States       55,000,000      $   55,295,240
         7.00%, 9/27/27 ......................................................   United States       17,000,000          17,453,101
      Residential Capital LLC, senior note, 6.375%, 6/30/10 ..................   United States       55,000,000          45,676,675
      United Rentals North America Inc., senior sub. note, 7.00%, 2/15/14 ....   United States        5,000,000           5,125,000
                                                                                                                     ---------------
                                                                                                                        402,015,073
                                                                                                                     ---------------
      HEALTH SERVICES 4.5%
    a Community Health Systems Inc., senior note, 144A, 8.875%,
        7/15/15 ..............................................................   United States       50,000,000          51,625,000
      DaVita Inc.,
         senior note, 6.625%, 3/15/13 ........................................   United States       65,825,000          65,660,438
         senior sub. note, 7.25%, 3/15/15 ....................................   United States       19,500,000          19,646,250
      HCA Inc.,
         6.375%, 1/15/15 .....................................................   United States        5,000,000           4,275,000
         senior note, 6.50%, 2/15/16 .........................................   United States       20,000,000          17,100,000
       a senior secured note, 144A, 9.25%, 11/15/16 ..........................   United States       12,500,000          13,312,500
      Tenet Healthcare Corp., senior note,
         6.375%, 12/01/11 ....................................................   United States       85,000,000          74,800,000
         6.50%, 6/01/12 ......................................................   United States       17,500,000          14,918,750
         7.375%, 2/01/13 .....................................................   United States       35,000,000          29,837,500
       f FRN, 9.25%, 2/01/15 .................................................   United States       35,000,000          31,062,500
  a,f U.S. Oncology Holdings Inc., senior note, 144A, FRN, 10.759%,
        3/15/12 ..............................................................   United States       20,000,000          17,900,000
      Vanguard Health Holding Co. I LLC, senior disc. note, zero cpn. to
        10/01/09, 11.25% thereafter, 10/01/15 ................................   United States        7,200,000           5,418,000
                                                                                                                     ---------------
                                                                                                                        345,555,938
                                                                                                                     ---------------
      HEALTH TECHNOLOGY 0.2%
      Mylan Laboratories Inc., 6.375%, 8/15/15 ...............................   United States       15,000,000          16,181,250
                                                                                                                     ---------------
      INDUSTRIAL SERVICES 2.9%
      Allied Waste North America Inc.,
         senior note, 7.25%, 3/15/15 .........................................   United States       20,000,000          20,500,000
         senior note, B, 7.375%, 4/15/14 .....................................   United States       15,000,000          15,150,000
         senior note, B, 7.125%, 5/15/16 .....................................   United States       30,000,000          30,825,000
         senior secured note, 6.50%, 11/15/10 ................................   United States       18,000,000          18,225,000
         senior secured note, 6.125%, 2/15/14 ................................   United States       10,000,000           9,762,500
         senior secured note, 6.875%, 6/01/17 ................................   United States       25,000,000          25,250,000
      El Paso Corp., senior note,
         6.75%, 5/15/09 ......................................................   United States       18,000,000          18,181,890
         MTN, 7.75%, 1/15/32 .................................................   United States       22,500,000          22,959,945


                                        Quarterly Statements of Investments | 29

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME SECURITIES FUND                                               COUNTRY      PRINCIPAL AMOUNT e       VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      INDUSTRIAL SERVICES (CONTINUED)
      Sabine Pass LNG LP, senior secured note,
         7.25%, 11/30/13 .....................................................   United States        6,000,000      $    5,940,000
         7.50%, 11/30/16 .....................................................   United States       40,000,000          39,600,000
      Sesi LLC, senior note, 6.875%, 6/01/14 .................................   United States       18,500,000          18,037,500
                                                                                                                     ---------------
                                                                                                                        224,431,835
                                                                                                                     ---------------
      NON-ENERGY MINERALS 0.8%
      Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%,
        4/01/17 ..............................................................   United States       26,700,000          29,236,500
      Novelis Inc., senior note, 7.25%, 2/15/15 ..............................     Canada            33,800,000          32,786,000
                                                                                                                     ---------------
                                                                                                                         62,022,500
                                                                                                                     ---------------
      PROCESS INDUSTRIES 2.0%
      Abitibi-Consolidated Co. of Canada, senior note, 8.375%,
        4/01/15 ..............................................................     Canada            10,000,000           7,325,000
      Berry Plastics Holding Corp., senior secured note, 8.875%,
        9/15/14 ..............................................................   United States       15,000,000          15,412,500
      Chemtura Corp., senior note, 6.875%, 6/01/16 ...........................   United States        3,200,000           3,056,000
    a Ineos Group Holdings PLC, senior sub. note, 144A, 7.875%,
        2/15/16 ..............................................................   United Kingdom      15,000,000 EUR      20,108,010
      Jefferson Smurfit Corp., senior note, 8.25%, 10/01/12 ..................   United States       10,500,000          10,578,750
      Lyondell Chemical Co., senior note,
         8.00%, 9/15/14 ......................................................   United States       12,000,000          13,260,000
         8.25%, 9/15/16 ......................................................   United States        4,500,000           5,096,250
         6.875%, 6/15/17 .....................................................   United States       26,700,000          29,103,000
      Nalco Finance Holdings, senior note, zero cpn. to 8/01/09,
        9.00% thereafter, 2/01/14 ............................................   United States       36,829,000          32,225,375
      Owens-Brockway Glass Container Inc., senior note, 6.75%,
        12/01/14 .............................................................   United States        5,000,000           4,956,250
      Stone Container Corp., senior note, 8.00%, 3/15/17 .....................   United States        9,600,000           9,480,000
                                                                                                                     ---------------
                                                                                                                        150,601,135
                                                                                                                     ---------------

      PRODUCER MANUFACTURING 0.5%
      Case New Holland Inc., senior note, 7.125%, 3/01/14 ....................   United States       10,500,000          10,815,000
      RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 ................   United States       10,000,000          10,400,000
    a TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17. ................   United States       14,500,000          14,210,000
                                                                                                                     ---------------
                                                                                                                         35,425,000
                                                                                                                     ---------------

      REAL ESTATE INVESTMENT TRUSTS 0.6%
      Host Hotels & Resorts LP, senior note, 6.875%, 11/01/14 ................   United States        5,000,000           5,012,500
      Host Marriott LP, senior note,
         K, 7.125%, 11/01/13 .................................................   United States        5,000,000           5,062,500
         O, 6.375%, 3/15/15 ..................................................   United States        9,000,000           8,842,500
         Q, 6.75%, 6/01/16 ...................................................   United States       27,000,000          26,865,000
                                                                                                                     ---------------
                                                                                                                         45,782,500
                                                                                                                     ---------------


30 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME SECURITIES FUND                                               COUNTRY      PRINCIPAL AMOUNT e       VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      RETAIL TRADE 1.1%
    a Dollar General Corp., senior note, 144A,
         10.625%, 7/15/15 ....................................................   United States       78,000,000      $   73,710,000
         PIK, 11.875%, 7/15/17 ...............................................   United States       10,000,000           8,750,000
                                                                                                                     ---------------
                                                                                                                         82,460,000
                                                                                                                     ---------------

      TECHNOLOGY SERVICES 0.3%
      SunGard Data Systems Inc.,
         senior note, 9.125%, 8/15/13 ........................................   United States        9,000,000           9,405,000
         senior sub. note, 10.25%, 8/15/15 ...................................   United States       14,500,000          15,225,000
                                                                                                                     ---------------
                                                                                                                         24,630,000
                                                                                                                     ---------------

      UTILITIES 0.3%
    a Intergen NV, senior secured note, 144A, 9.00%, 6/30/17 .................    Netherlands        25,000,000          26,375,000
                                                                                                                     ---------------
      TOTAL CORPORATE BONDS (COST $3,319,211,618) ............................                                        3,326,103,121
                                                                                                                     ---------------
      CONVERTIBLE BONDS 1.1%
      ELECTRONIC TECHNOLOGY 0.9%
    a Advanced Micro Devices Inc., cvt., senior note, 144A, 5.75%,
        8/15/12 ..............................................................   United States       50,000,000          51,486,000
      Nortel Networks Corp., cvt., senior note, 4.25%, 9/01/08 ...............      Canada           17,312,000          17,074,168
                                                                                                                     ---------------
                                                                                                                         68,560,168
                                                                                                                     ---------------
      HEALTH TECHNOLOGY 0.2%
      Amgen Inc., cvt., senior note, 0.375%, 2/01/13 .........................   United States       15,000,000          13,706,250
                                                                                                                     ---------------
      TOTAL CONVERTIBLE BONDS (COST $77,782,641) .............................                                           82,266,418
                                                                                                                     ---------------
      MORTGAGE-BACKED SECURITIES 4.2%
      FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 2.0%
      FHLMC Gold 30 Year, 5.00%, 7/01/33 - 11/01/36 ..........................   United States       70,849,865          67,727,639
      FHLMC Gold 30 Year, 6.00%, 5/01/36 - 6/01/36 ...........................   United States       86,204,804          86,336,258
                                                                                                                     ---------------
                                                                                                                        154,063,897
                                                                                                                     ---------------

      FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 2.1%
      FNMA 30 Year, 5.50%, 2/01/35 - 7/01/37 .................................   United States      133,947,506         131,350,515
      FNMA 30 Year, 6.00%, 7/01/37 ...........................................   United States       24,887,895          24,929,011
                                                                                                                     ---------------
                                                                                                                        156,279,526
                                                                                                                     ---------------
      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 0.1%
      GNMA I SF 30 Year, 5.00%, 3/15/34 ......................................   United States        9,305,075           9,014,941
                                                                                                                     ---------------
      TOTAL MORTGAGE-BACKED SECURITIES (COST $319,193,154) ...................                                          319,358,364
                                                                                                                     ---------------
      TOTAL LONG TERM INVESTMENTS (COST $6,526,512,296) ......................                                        7,025,697,561
                                                                                                                     ---------------


                                        Quarterly Statements of Investments | 31

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME SECURITIES FUND                                               COUNTRY      PRINCIPAL AMOUNT e       VALUE
------------------------------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENT (COST $712,668,667) 9.3%
      REPURCHASE AGREEMENT 9.3%
    i Joint Repurchase Agreement, 4.656%, 10/01/07 ...........................   United States      712,668,667      $  712,668,667
        (Maturity Value $712,945,189)
          ABN AMRO Bank NV, New York Branch (Maturity Value $66,075,760)
          Banc of America Securities LLC (Maturity Value $66,075,760)
          Barclays Capital Inc. (Maturity Value $66,075,760)
          BNP Paribas Securities Corp. (Maturity Value $66,075,760)
          Deutsche Bank Securities Inc. (Maturity Value $66,075,760)
          Goldman, Sachs & Co. (Maturity Value $66,075,760)
          Greenwich Capital Markets Inc. (Maturity Value $66,075,760)
          Lehman Brothers Inc. (Maturity Value $52,187,589)
          Merrill Lynch Government Securities Inc. (Maturity Value
            $66,075,760)
          Morgan Stanley & Co. Inc. (Maturity Value $66,075,760)
          UBS Securities LLC (Maturity Value $66,075,760)
            Collateralized by U.S. Government Agency Securities,
              2.84% - 7.25%, 10/05/07 - 8/23/12; j U.S. Government Agency
                Discount Notes, 10/01/07 - 3/05/08; j U.S. Treasury Bills,
                12/06/07 - 3/27/08; and U.S. Treasury Notes, 4.125% - 4.875%,
                4/30/12 - 8/31/12
                                                                                                                     ---------------
      TOTAL INVESTMENTS (COST $7,239,180,963) 101.3% .........................                                        7,738,366,228
      OTHER ASSETS, LESS LIABILITIES (1.3)% ..................................                                          (97,869,684)
                                                                                                                     ---------------
      NET ASSETS 100.0% ......................................................                                       $7,640,496,544
                                                                                                                     ===============

See Currency and Selected Portfolio Abbreviations on page 123.

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2007, the aggregate value of these securities was $890,661,527, representing 11.66% of net assets.

b Non-income producing for the twelve months ended September 30, 2007.

c Security purchased on a when-issued or delayed delivery basis.

d Rounds to less than 0.1% of net assets.

e The principal amount is stated in U.S. dollars unless otherwise indicated.

f The coupon rate shown represents the rate at period end.

g See Note 8 regarding other considerations.

h Defaulted security.

i Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2007, all repurchase agreements had been entered into on September 28, 2007.

j The security is traded on a discount basis with no stated coupon rate.


32 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                                              SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 95.4%
  COMMUNICATIONS 4.0%
  AT&T Inc. ......................................................................................         210,900   $    8,923,179
a Crown Castle International Corp. ...............................................................         125,000        5,078,750
  Sprint Nextel Corp. ............................................................................         598,925       11,379,575
  Verizon Communications Inc. ....................................................................         164,200        7,270,776
                                                                                                                     ---------------
                                                                                                                         32,652,280
                                                                                                                     ---------------
  CONSUMER DURABLES 0.9%
a Electronic Arts Inc. ...........................................................................         137,000        7,670,630
                                                                                                                     ---------------
  CONSUMER NON-DURABLES 7.1%
  Altria Group Inc. ..............................................................................         130,000        9,038,900
  Anheuser-Busch Cos. Inc. .......................................................................         172,400        8,618,276
  Clorox Co. .....................................................................................         125,500        7,654,245
  The Coca-Cola Co. ..............................................................................         124,300        7,143,521
  PepsiCo Inc. ...................................................................................          86,600        6,344,316
  The Procter & Gamble Co. .......................................................................         268,300       18,872,222
                                                                                                                     ---------------
                                                                                                                         57,671,480
                                                                                                                     ---------------
  CONSUMER SERVICES 3.3%
  Carnival Corp. .................................................................................         220,100       10,659,443
a Starbucks Corp. ................................................................................         417,500       10,938,500
  The Walt Disney Co. ............................................................................         156,200        5,371,718
                                                                                                                     ---------------
                                                                                                                         26,969,661
                                                                                                                     ---------------
  ELECTRONIC TECHNOLOGY 15.5%
a Apple Inc. .....................................................................................          29,200        4,483,368
  The Boeing Co. .................................................................................          65,200        6,845,348
a Cisco Systems Inc. .............................................................................         663,200       21,958,552
a Dell Inc. ......................................................................................         295,800        8,164,080
  Intel Corp. ....................................................................................         747,800       19,338,108
a Juniper Networks Inc. ..........................................................................         523,600       19,168,996
a Network Appliance Inc. .........................................................................         397,600       10,699,416
  Nokia Corp., ADR ...............................................................................         334,400       12,683,792
  QUALCOMM Inc. ..................................................................................         250,600       10,590,356
  Texas Instruments Inc. .........................................................................         315,300       11,536,827
                                                                                                                     ---------------
                                                                                                                        125,468,843
                                                                                                                     ---------------
  ENERGY MINERALS 5.9%
  Chesapeake Energy Corp. ........................................................................         200,300        7,062,578
  ConocoPhillips .................................................................................          96,600        8,478,582
  Devon Energy Corp. .............................................................................         112,000        9,318,400
  Exxon Mobil Corp. ..............................................................................         142,000       13,143,520
  Peabody Energy Corp. ...........................................................................         212,200       10,158,014
                                                                                                                     ---------------
                                                                                                                         48,161,094
                                                                                                                     ---------------
  FINANCE 12.3%
  AFLAC Inc. .....................................................................................         229,300       13,079,272
  American International Group Inc. ..............................................................         251,100       16,986,915
  Bank of America Corp. ..........................................................................         326,858       16,431,151
  Citigroup Inc. .................................................................................         247,800       11,564,826


                                        Quarterly Statements of Investments | 33

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                                              SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  FINANCE (CONTINUED)
a E*TRADE Financial Corp. ........................................................................         393,800   $    5,143,028
  The Goldman Sachs Group Inc. ...................................................................          25,800        5,591,892
  JPMorgan Chase & Co. ...........................................................................          95,140        4,359,315
  Merrill Lynch & Co. Inc. .......................................................................         123,900        8,831,592
  Morgan Stanley .................................................................................          76,800        4,838,400
  Washington Mutual Inc. .........................................................................         362,600       12,803,406
                                                                                                                     ---------------
                                                                                                                         99,629,797
                                                                                                                     ---------------
  HEALTH SERVICES 3.3%
a Express Scripts Inc. ...........................................................................         182,600       10,192,732
a WellPoint Inc. .................................................................................         207,000       16,336,440
                                                                                                                     ---------------
                                                                                                                         26,529,172
                                                                                                                     ---------------
  HEALTH TECHNOLOGY 13.5%
a Amgen Inc. .....................................................................................         141,200        7,987,684
a Genentech Inc. .................................................................................         143,800       11,219,276
  Johnson & Johnson ..............................................................................         449,800       29,551,860
  Medtronic Inc. .................................................................................         148,300        8,365,603
  Pfizer Inc. ....................................................................................         673,700       16,458,491
  Roche Holding AG, ADR ..........................................................................         158,200       14,273,595
  Schering-Plough Corp. ..........................................................................         292,400        9,248,612
  Teva Pharmaceutical Industries Ltd., ADR .......................................................         278,200       12,371,554
                                                                                                                     ---------------
                                                                                                                        109,476,675
                                                                                                                     ---------------
  INDUSTRIAL SERVICES 1.9%
  Halliburton Co. ................................................................................         174,500        6,700,800
  Schlumberger Ltd. ..............................................................................          80,400        8,442,000
                                                                                                                     ---------------
                                                                                                                         15,142,800
                                                                                                                     ---------------
  PROCESS INDUSTRIES 1.1%
  Lyondell Chemical Co. ..........................................................................         183,600        8,509,860
                                                                                                                     ---------------
  PRODUCER MANUFACTURING 10.1%
  3M Co. .........................................................................................         158,700       14,851,146
  Avery Dennison Corp. ...........................................................................         170,000        9,693,400
  Caterpillar Inc. ...............................................................................          85,200        6,682,236
  General Electric Co. ...........................................................................         490,500       20,306,700
  Johnson Controls Inc. ..........................................................................         103,100       12,177,141
  Tyco International Ltd. ........................................................................         238,275       10,565,113
  United Technologies Corp. ......................................................................          93,600        7,532,928
                                                                                                                     ---------------
                                                                                                                         81,808,664
                                                                                                                     ---------------
  RETAIL TRADE 4.7%
  CVS Caremark Corp. .............................................................................         243,900        9,665,757
  The Home Depot Inc. ............................................................................         288,800        9,368,672
  Target Corp. ...................................................................................         144,300        9,173,151
  Wal-Mart Stores Inc. ...........................................................................         229,600       10,022,040
                                                                                                                     ---------------
                                                                                                                         38,229,620
                                                                                                                     ---------------


34 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                                              SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  TECHNOLOGY SERVICES 4.6%
  International Business Machines Corp. ..........................................................         142,800   $   16,821,840
  Microsoft Corp. ................................................................................         697,100       20,536,566
                                                                                                                     ---------------
                                                                                                                         37,358,406
                                                                                                                     ---------------
  TRANSPORTATION 2.8%
  FedEx Corp. ....................................................................................         117,000       12,255,750
  Southwest Airlines Co. .........................................................................         691,400       10,232,720
                                                                                                                     ---------------
                                                                                                                         22,488,470
                                                                                                                     ---------------
  UTILITIES 4.4%
  Ameren Corp. ...................................................................................         224,400       11,781,000
  Dominion Resources Inc. ........................................................................          87,500        7,376,250
  Exelon Corp. ...................................................................................          96,800        7,294,848
  Public Service Enterprise Group Inc. ...........................................................         100,400        8,834,196
                                                                                                                     ---------------
                                                                                                                         35,286,294
                                                                                                                     ---------------
  TOTAL COMMON STOCKS (COST $618,879,906) ........................................................                      773,053,746
                                                                                                                     ---------------
                                                                                                    ----------------
                                                                                                    PRINCIPAL AMOUNT
                                                                                                    ----------------
  SHORT TERM INVESTMENT (COST $37,471,564) 4.6%
  REPURCHASE AGREEMENT 4.6%
b Joint Repurchase Agreement, 4.656%, 10/01/07 (Maturity Value $37,486,103) ......................    $ 37,471,564       37,471,564
    ABN AMRO Bank NV, New York Branch (Maturity Value $3,474,212)
    Banc of America Securities LLC (Maturity Value $3,474,212)
    Barclays Capital Inc. (Maturity Value $3,474,212)
    BNP Paribas Securities Corp. (Maturity Value $3,474,212)
    Deutsche Bank Securities Inc. (Maturity Value $3,474,212)
    Goldman, Sachs & Co. (Maturity Value $3,474,212)
    Greenwich Capital Markets Inc. (Maturity Value $3,474,212)
    Lehman Brothers Inc. (Maturity Value $2,743,983)
    Merrill Lynch Government Securities Inc. (Maturity Value $3,474,212)
    Morgan Stanley & Co. Inc. (Maturity Value $3,474,212)
    UBS Securities LLC (Maturity Value $3,474,212)
       Collateralized by U.S. Government Agency Securities, 2.84% - 7.25%, 10/05/07 - 8/23/12;
        c U.S. Government Agency Discount Notes, 10/01/07 - 3/05/08; c U.S. Treasury Bills,
          12/06/07 - 3/27/08; and U.S. Treasury Notes, 4.125% - 4.875%, 4/30/12 - 8/31/12
                                                                                                                     ---------------
  TOTAL INVESTMENTS (COST $656,351,470) 100.0% ...................................................                      810,525,310

  OTHER ASSETS, LESS LIABILITIES (0.0)% d ........................................................                         (123,214)
                                                                                                                     ---------------
  NET ASSETS 100.0% ..............................................................................                   $  810,402,096
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 123.

a Non-income producing for the twelve months ended September 30, 2007.

b Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2007, all repurchase agreements had been entered into on September 28, 2007.

c The security is traded on a discount basis with no stated coupon rate.

d Rounds to less than 0.1% of net assets.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 35

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP VALUE SECURITIES FUND                                                               SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 91.2%
  BANKS 6.8%
  Freddie Mac ...................................................................................          11,600    $      684,516
  U.S. Bancorp ..................................................................................          27,500           894,575
  Wachovia Corp. ................................................................................          10,500           526,575
  Washington Mutual Inc. ........................................................................          13,000           459,030
                                                                                                                     ---------------
                                                                                                                          2,564,696
                                                                                                                     ---------------
  CAPITAL GOODS 15.7%
  3M Co. ........................................................................................          10,800         1,010,664
  Dover Corp. ...................................................................................          17,900           912,005
  General Electric Co. ..........................................................................          35,500         1,469,700
a Illinois Tool Works Inc. ......................................................................          22,200         1,324,008
  Masco Corp. ...................................................................................          14,000           324,380
  United Technologies Corp. .....................................................................          11,100           893,328
                                                                                                                     ---------------
                                                                                                                          5,934,085
                                                                                                                     ---------------
  CONSUMER DURABLES & APPAREL 3.9%
  D.R. Horton Inc. ..............................................................................          50,000           640,500
  Fortune Brands Inc. ...........................................................................           6,349           517,380
  NIKE Inc., B ..................................................................................           5,200           305,032
                                                                                                                     ---------------
                                                                                                                          1,462,912
                                                                                                                     ---------------
  CONSUMER SERVICES 2.1%
  McDonald's Corp. ..............................................................................          14,500           789,815
                                                                                                                     ---------------
  DIVERSIFIED FINANCIALS 8.2%
  Bank of America Corp. .........................................................................          14,200           713,834
  The Bank of New York Mellon Corp. .............................................................          15,500           684,170
  Citigroup Inc. ................................................................................          17,500           816,725
  Lehman Brothers Holdings Inc. .................................................................           8,000           493,840
  Morgan Stanley ................................................................................           6,200           390,600
                                                                                                                     ---------------
                                                                                                                          3,099,169
                                                                                                                     ---------------
  ENERGY 12.6%
  Apache Corp. ..................................................................................           7,800           702,468
  BP PLC, ADR (United Kingdom) ..................................................................           6,000           416,100
  Chesapeake Energy Corp. .......................................................................          10,500           370,230
  ConocoPhillips ................................................................................           8,500           746,045
  Devon Energy Corp. ............................................................................           5,600           465,920
  Exxon Mobil Corp. .............................................................................          12,400         1,147,744
  Occidental Petroleum Corp. ....................................................................          14,200           909,936
                                                                                                                     ---------------
                                                                                                                          4,758,443
                                                                                                                     ---------------
  FOOD & STAPLES RETAILING 2.0%
a Wal-Mart Stores Inc. ..........................................................................          17,000           742,050
                                                                                                                     ---------------


36 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP VALUE SECURITIES FUND                                                              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  HEALTH CARE EQUIPMENT & SERVICES 1.3%
  Becton Dickinson and Co. ......................................................................           6,100    $      500,505
                                                                                                                     ---------------
  HOUSEHOLD & PERSONAL PRODUCTS 6.3%
  Kimberly-Clark Corp. ..........................................................................          14,000           983,640
  The Procter & Gamble Co. ......................................................................          20,000         1,406,800
                                                                                                                     ---------------
                                                                                                                          2,390,440
                                                                                                                     ---------------
  INSURANCE 9.3%
  The Allstate Corp. ............................................................................          16,100           920,759
  Ambac Financial Group Inc. ....................................................................           8,400           528,444
  American International Group Inc. .............................................................          11,000           744,150
  Chubb Corp. ...................................................................................          15,400           826,056
a MetLife Inc. ..................................................................................           6,900           481,137
                                                                                                                     ---------------
                                                                                                                          3,500,546
                                                                                                                     ---------------
  MATERIALS 6.9%
  Alcoa Inc. ....................................................................................          15,100           590,712
  The Dow Chemical Co. ..........................................................................          14,200           611,452
  Nucor Corp. ...................................................................................          10,000           594,700
  Praxair Inc. ..................................................................................           9,600           804,096
                                                                                                                     ---------------
                                                                                                                          2,600,960
                                                                                                                     ---------------
  PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 4.0%
  Abbott Laboratories ...........................................................................          11,500           616,630
  Merck & Co. Inc. ..............................................................................           5,700           294,633
  Pfizer Inc. ...................................................................................          25,000           610,750
                                                                                                                     ---------------
                                                                                                                          1,522,013
                                                                                                                     ---------------
  RETAILING 2.8%
b Office Depot Inc. .............................................................................          35,000           721,700
  J.C. Penney Co. Inc. ..........................................................................           5,000           316,850
                                                                                                                     ---------------
                                                                                                                          1,038,550
                                                                                                                     ---------------
  SOFTWARE & SERVICES 1.5%
  Microsoft Corp. ...............................................................................          19,000           559,740
                                                                                                                     ---------------
  TECHNOLOGY HARDWARE & EQUIPMENT 4.6%
  Hewlett-Packard Co. ...........................................................................           9,900           492,921
  International Business Machines Corp. .........................................................          10,600         1,248,680
                                                                                                                     ---------------
                                                                                                                          1,741,601
                                                                                                                     ---------------
  TRANSPORTATION 1.5%
  Norfolk Southern Corp. ........................................................................          11,000           571,010
                                                                                                                     ---------------
  UTILITIES 1.7%
  Entergy Corp. .................................................................................           6,000           649,740
                                                                                                                     ---------------
  TOTAL COMMON STOCKS (COST $30,793,394) ........................................................                        34,426,275
                                                                                                                     ---------------


                                        Quarterly Statements of Investments | 37

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP VALUE SECURITIES FUND                                                              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 14.4%
  MONEY MARKET FUND (COST $3,144,307) 8.3%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% ..........................       3,144,307    $    3,144,307
                                                                                                                     ---------------
  INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 6.1%
  MONEY MARKET FUND (COST $2,283,344) 6.1%
d Bank of New York Institutional Cash Reserve Fund, 5.48% .......................................       2,283,344         2,283,344
                                                                                                                     ---------------
  TOTAL INVESTMENTS (COST $36,221,045) 105.6% ...................................................                        39,853,926
  OTHER ASSETS, LESS LIABILITIES (5.6)% .........................................................                        (2,109,015)
                                                                                                                     ---------------
  NET ASSETS 100.0% .............................................................................                    $   37,744,911
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 123.

a A portion or all of the security is on loan as of September 30, 2007.

b Non-income producing for the twelve months ended September 30, 2007.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

d The rate shown is the annualized seven-day yield at period end.


38 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MONEY MARKET FUND                                                        COUNTRY      PRINCIPAL AMOUNT a       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS 100.1%
  BANK NOTE (COST $250,005) 0.5%
  Bank of America NA, 5.53%, 12/12/07 ........................................    United States     $    250,000     $      250,005
                                                                                                                     ---------------
  CERTIFICATES OF DEPOSIT 1.6%
  Lloyds Bank PLC, New York Branch, 5.02%, 10/26/07 ..........................   United Kingdom          250,000            250,001
  Toronto Dominion Bank, New York Branch, 5.75%, 11/05/07 ....................    United States          500,000            500,000
                                                                                                                     ---------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $750,001) ..............................                                              750,001
                                                                                                                     ---------------
b COMMERCIAL PAPER 36.5%
  Barclays U.S. Funding Corp., 10/02/07 - 11/06/07 ...........................    United States          450,000            448,616
  Barclays U.S. Funding Corp., 12/18/07 ......................................    United States          500,000            494,464
  Commonwealth Bank of Australia, 10/09/07 ...................................    United States          250,000            249,708
  Commonwealth Bank of Australia, 10/24/07 ...................................    United States          550,000            548,107
  Cregem North America Inc., 11/29/07 ........................................    United States          250,000            247,771
  Export Development Corp., 10/04/07 .........................................    United States          500,000            499,785
  Export Development Corp., 11/01/07 .........................................    United States          500,000            497,774
  Export Development Corp., 1/22/08                                               United States          500,000            491,886
  General Electric Capital Corp., 10/16/07 ...................................    United States          500,000            498,908
  General Electric Capital Corp., 11/02/07 - 1/22/08 .........................    United States          357,000            354,236
  General Electric Capital Corp., 11/06/07 ...................................    United States          500,000            497,390
  General Electric Capital Corp., 12/11/07 ...................................    United States          500,000            495,296
  Goldman Sachs Group Inc., 10/01/07 - 10/05/07 ..............................    United States        1,000,000            999,746
  HBOS Treasury Services, 10/09/07 - 12/17/07 ................................   United Kingdom        1,600,000          1,590,681
  Merrill Lynch & Co. Inc., 10/29/07 - 11/26/07 ..............................    United States          950,000            944,653
  Rabobank USA Finance Corp., 10/15/07 .......................................    United States          250,000            249,490
  Rabobank USA Finance Corp., 1/03/08 ........................................    United States          500,000            492,859
  Royal Bank of Scotland Group PLC, 10/16/07 - 11/16/07 ......................    United States          725,000            721,303
  Societe Generale North America Inc., 10/05/07 - 11/15/07 ...................    United States        1,390,000          1,385,039
  Svenska Handelsbanken Inc., 10/18/07 - 12/07/07 ............................    United States          750,000            745,347
  Svenska Handelsbanken Inc., 10/22/07 .......................................    United States        1,000,000            997,044
  Toyota Motor Credit Corp., 11/05/07 - 4/02/08 ..............................    United States        1,500,000          1,483,218
  UBS AG Finance Delaware Inc., 10/10/07 - 1/17/08 ...........................    United States        1,275,000          1,267,881
  UBS AG Finance Delaware Inc., 10/26/07 .....................................    United States          531,000            529,057
  UBS AG Finance Delaware Inc., 12/26/07 .....................................    United States          525,000            518,202
                                                                                                                     ---------------
  TOTAL COMMERCIAL PAPER (COST $17,248,461)                                                                              17,248,461
                                                                                                                     ---------------
  U.S. GOVERNMENT AND AGENCY SECURITIES 1.7%
b FHLB, 1/22/08 ..............................................................    United States          500,000            492,545
  FNMA,
   b 11/21/07 ................................................................    United States          115,000            114,194
     4.00%, 12/14/07 .........................................................    United States          200,000            199,437
                                                                                                                     ---------------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $806,176) ................                                              806,176
                                                                                                                     ---------------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
    (COST $19,054,643) .......................................................                                           19,054,643
                                                                                                                     ---------------


                                        Quarterly Statements of Investments | 39

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MONEY MARKET FUND                                                        COUNTRY      PRINCIPAL AMOUNT a       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS (CONTINUED)
c REPURCHASE AGREEMENTS 59.8%
  ABN AMRO Bank NV, 4.75%, 10/01/07 (Maturity Value $4,201,663)
    Collateralized by U.S. Government Agency Securities, 4.625%, 6/01/10 .....    United States     $  4,200,000     $    4,200,000
  Banc of America Securities LLC., 4.80%, 10/01/07
    (Maturity Value $8,003,200)
      Collateralized by U.S. Government Agency Securities, 4.875%,
      5/18/12 ................................................................    United States        8,000,000          8,000,000
  Barclays Capital Inc., 4.80%, 10/01/07 (Maturity Value $8,003,200)
    Collateralized by U.S. Government Agency Securities, 5.00%, 3/11/11. .....    United States        8,000,000          8,000,000
  UBS Securities LLC., 4.85%, 10/01/07 (Maturity Value $8,003,233)
    Collateralized by U.S. Government Agency Securities, 5.00%, 10/15/11 .....    United States        8,000,000          8,000,000
                                                                                                                     ---------------
  TOTAL REPURCHASE AGREEMENTS (COST $28,200,000) .............................                                           28,200,000
                                                                                                                     ---------------
  TOTAL INVESTMENTS (COST $47,254,643) 100.1% ................................                                           47,254,643
  OTHER ASSETS, LESS LIABILITIES (0.1)% ......................................                                              (53,157)
                                                                                                                     ---------------
  NET ASSETS 100.0% ..........................................................                                       $   47,201,486
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 123.

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The security is traded on a discount basis with no stated coupon rate.

c At September 30, 2007, all repurchase agreements had been entered into on September 28, 2007.


40 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN RISING DIVIDENDS SECURITIES FUND                                                               SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 96.6%
  AEROSPACE & DEFENSE 4.7%
  United Technologies Corp. .......................................................................      1,467,700   $  118,120,496
                                                                                                                     ---------------
  BANKS 10.8%
  Fannie Mae ......................................................................................        469,000       28,519,890
  Freddie Mac .....................................................................................      1,458,008       86,037,052
  Peoples Bancorp Inc. ............................................................................        159,979        4,188,250
  PNC Financial Services Group Inc. ...............................................................        150,953       10,279,899
  SunTrust Banks Inc. .............................................................................        442,104       33,454,010
a TrustCo Bank Corp. NY ...........................................................................        328,588        3,591,467
  U.S. Bancorp ....................................................................................      2,109,549       68,623,629
a Washington Mutual Inc. ..........................................................................        980,200       34,610,862
                                                                                                                     ---------------
                                                                                                                        269,305,059
                                                                                                                     ---------------
  COMMERCIAL SERVICES & SUPPLIES 2.4%
a ABM Industries Inc. .............................................................................      1,017,000       20,319,660
  Cintas Corp. ....................................................................................      1,079,700       40,056,870
                                                                                                                     ---------------
                                                                                                                         60,376,530
                                                                                                                     ---------------
  CONSUMER DURABLES & APPAREL 1.7%
a Leggett & Platt Inc. ............................................................................      1,837,700       35,210,332
b Russ Berrie and Co. Inc. ........................................................................        306,081        5,142,161
  Superior Uniform Group Inc. .....................................................................        237,100        2,904,475
                                                                                                                     ---------------
                                                                                                                         43,256,968
                                                                                                                     ---------------
  DIVERSIFIED FINANCIALS 3.4%
  State Street Corp. ..............................................................................      1,254,900       85,533,984
                                                                                                                     ---------------
  ELECTRICAL EQUIPMENT 8.4%
a Brady Corp., A ..................................................................................      2,380,279       85,404,411
a Roper Industries Inc. ...........................................................................      1,878,574      123,046,597
                                                                                                                     ---------------
                                                                                                                        208,451,008
                                                                                                                     ---------------
  FOOD & STAPLES RETAILING 3.7%
  Wal-Mart Stores Inc. ............................................................................      2,117,500       92,428,875
                                                                                                                     ---------------
  FOOD, BEVERAGE & TOBACCO 2.1%
  McCormick & Co. Inc. ............................................................................      1,438,895       51,757,053
                                                                                                                     ---------------
  HEALTH CARE EQUIPMENT & SERVICES 6.4%
  Becton Dickinson and Co. ........................................................................        585,200       48,015,660
a Hillenbrand Industries Inc. .....................................................................      1,174,800       64,637,496
a West Pharmaceutical Services Inc. ...............................................................      1,125,600       46,892,496
                                                                                                                     ---------------
                                                                                                                        159,545,652
                                                                                                                     ---------------
  HOUSEHOLD & PERSONAL PRODUCTS 5.9%
  Alberto-Culver Co. ..............................................................................      1,232,450       30,552,435
  The Procter & Gamble Co. ........................................................................      1,640,900      115,420,906
                                                                                                                     ---------------
                                                                                                                        145,973,341
                                                                                                                     ---------------


                                        Quarterly Statements of Investments | 41

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN RISING DIVIDENDS SECURITIES FUND                                                               SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  INDUSTRIAL CONGLOMERATES 10.3%
a Carlisle Cos. Inc. ..............................................................................      2,351,400   $  114,278,040
  General Electric Co. ............................................................................      2,766,100      114,516,540
  Teleflex Inc. ...................................................................................        353,700       27,560,304
                                                                                                                     ---------------
                                                                                                                        256,354,884
                                                                                                                     ---------------
  INSURANCE 15.4%
a AFLAC Inc. ......................................................................................      1,359,000       77,517,360
  American International Group Inc. ...............................................................      1,505,700      101,860,605
a Arthur J. Gallagher & Co. .......................................................................        627,500       18,178,675
a Erie Indemnity Co., A ...........................................................................      1,361,733       83,242,738
  Mercury General Corp. ...........................................................................        154,200        8,316,006
  Old Republic International Corp. ................................................................      3,762,308       70,505,652
  RLI Corp. .......................................................................................        436,812       24,775,977
                                                                                                                     ---------------
                                                                                                                        384,397,013
                                                                                                                     ---------------
  MACHINERY 5.9%
  Donaldson Co. Inc. ..............................................................................        289,800       12,102,048
  Dover Corp. .....................................................................................      2,042,000      104,039,900
  Graco Inc. ......................................................................................        356,112       13,927,540
  Nordson Corp. ...................................................................................        345,391       17,342,082
                                                                                                                     ---------------
                                                                                                                        147,411,570
                                                                                                                     ---------------
  MATERIALS 8.8%
  Bemis Co. Inc. ..................................................................................      1,404,400       40,882,084
  Nucor Corp. .....................................................................................      1,207,602       71,816,091
  Praxair Inc. ....................................................................................      1,271,600      106,509,216
                                                                                                                     ---------------
                                                                                                                        219,207,391
                                                                                                                     ---------------
  PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2.9%
  Pfizer Inc. .....................................................................................      2,944,300       71,929,249
                                                                                                                     ---------------
  RETAILING 3.7%
  Family Dollar Stores Inc. .......................................................................      3,238,500       86,014,560
  Sally Beauty Holdings Inc. ......................................................................        730,050        6,168,923
                                                                                                                     ---------------
                                                                                                                         92,183,483
                                                                                                                     ---------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
  Cohu Inc. .......................................................................................         50,300          943,125
                                                                                                                     ---------------
  TOTAL COMMON STOCKS (COST $1,828,014,162) .......................................................                   2,407,175,681
                                                                                                                     ---------------


42 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN RISING DIVIDENDS SECURITIES FUND                                                               SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 5.9%
  MONEY MARKET FUND (COST $81,568,686) 3.3%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% ............................     81,568,686   $   81,568,686
                                                                                                                     ---------------
  INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 2.6%
  MONEY MARKET FUND (COST 65,107,000) 2.6%
d Bank of New York Institutional Cash Reserve Fund, 5.48% .........................................     65,107,000       65,107,000
                                                                                                                     ---------------
  TOTAL INVESTMENTS (COST $1,974,689,848) 102.5% ..................................................                   2,553,851,367
  OTHER ASSETS, LESS LIABILITIES (2.5)% ...........................................................                     (62,681,301)
                                                                                                                     ---------------
  NET ASSETS 100.0% ...............................................................................                  $2,491,170,066
                                                                                                                     ===============

a A portion or all of the security is on loan as of September 30, 2007.

b Non-income producing for the twelve months ended September 30, 2007.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

d The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 43

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL CAP VALUE SECURITIES FUND                                                            SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 98.1%
    COMMON STOCKS 98.0%
    AUTOMOBILES & COMPONENTS 4.7%
    Gentex Corp. .............................................................................          205,443     $    4,404,698
    Monaco Coach Corp. .......................................................................          877,600         12,312,728
  a Superior Industries International Inc. ...................................................          395,000          8,567,550
    Thor Industries Inc. .....................................................................          529,500         23,822,205
    Winnebago Industries Inc. ................................................................          600,000         14,328,000
                                                                                                                    ---------------
                                                                                                                        63,435,181
                                                                                                                    ---------------
    BANKS 3.5%
  a Chemical Financial Corp. .................................................................          487,754         11,828,034
  a Corus Bankshares Inc. ....................................................................          360,400          4,692,408
    First Indiana Corp. ......................................................................           64,569          2,022,301
    Peoples Bancorp Inc. .....................................................................          212,600          5,565,868
    The PMI Group Inc. .......................................................................          185,000          6,049,500
  a TrustCo Bank Corp. NY ....................................................................        1,580,000         17,269,400
                                                                                                                    ---------------
                                                                                                                        47,427,511
                                                                                                                    ---------------
    CAPITAL GOODS 21.8%
    A.O. Smith Corp. .........................................................................          129,700          5,691,236
  a American Woodmark Corp. ..................................................................          359,310          8,907,295
    Apogee Enterprises Inc. ..................................................................          745,000         19,325,300
    Applied Industrial Technologies Inc. .....................................................           53,500          1,649,405
  b Astec Industries Inc. ....................................................................           76,100          4,371,945
    Baldor Electric Co. ......................................................................              700             27,965
    Brady Corp., A ...........................................................................          540,000         19,375,200
  a Briggs & Stratton Corp. ..................................................................          370,000          9,316,600
    Carlisle Cos. Inc. .......................................................................          225,000         10,935,000
    CIRCOR International Inc. ................................................................          287,600         13,059,916
    CNH Global NV (Netherlands) ..............................................................          142,200          8,637,228
  b EMCOR Group Inc. .........................................................................          188,400          5,908,224
  a Franklin Electric Co. Inc. ...............................................................           98,682          4,056,817
  b Genlyte Group Inc. .......................................................................           88,900          5,712,714
    Gibraltar Industries Inc. ................................................................        1,079,800         19,976,300
    Graco Inc. ...............................................................................          458,200         17,920,202
    Kennametal Inc. ..........................................................................          279,900         23,506,002
    Mueller Industries Inc. ..................................................................          588,800         21,279,232
    Nordson Corp. ............................................................................          148,500          7,456,185
  b Powell Industries Inc. ...................................................................           78,000          2,955,420
    Roper Industries Inc. ....................................................................          240,800         15,772,400
  a Simpson Manufacturing Co. Inc. ...........................................................          127,000          4,044,950
    Teleflex Inc. ............................................................................          191,000         14,882,720
    Timken Co. ...............................................................................           39,900          1,482,285
  a Trinity Industries Inc. ..................................................................          267,400         10,038,196
    Universal Forest Products Inc. ...........................................................          517,500         15,473,250
  a Wabash National Corp. ....................................................................        1,259,200         14,216,368
  a Watts Water Technologies Inc., A .........................................................          363,000         11,144,100
                                                                                                                    ---------------
                                                                                                                       297,122,455
                                                                                                                    ---------------


44 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL CAP VALUE SECURITIES FUND                                                            SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    COMMERCIAL SERVICES & SUPPLIES 2.5%
    ABM Industries Inc. ......................................................................          572,852     $   11,445,583
  a Mine Safety Appliances Co. ...............................................................          489,600         23,065,056
                                                                                                                    ---------------
                                                                                                                        34,510,639
                                                                                                                    ---------------
    CONSUMER DURABLES & APPAREL 7.8%
    Bassett Furniture Industries Inc. ........................................................          316,000          3,280,080
    Brunswick Corp. ..........................................................................          600,500         13,727,430
    D.R. Horton Inc. .........................................................................           25,400            325,374
    Ethan Allen Interiors Inc. ...............................................................          306,600         10,022,754
  c Hooker Furniture Corp. ...................................................................          733,406         14,682,788
  a La-Z-Boy Inc. ............................................................................          842,000          6,213,960
  a M/I Homes Inc. ...........................................................................          593,700          8,246,493
    M.D.C. Holdings Inc. .....................................................................          320,000         13,100,800
  b Russ Berrie and Co. Inc. .................................................................          649,200         10,906,560
  b Timberland Co., A ........................................................................          312,100          5,917,416
  b The Warnaco Group Inc. ...................................................................          525,000         20,511,750
                                                                                                                    ---------------
                                                                                                                       106,935,405
                                                                                                                    ---------------
    CONSUMER SERVICES 1.5%
    Bob Evans Farms Inc. .....................................................................           71,100          2,145,798
    Regis Corp. ..............................................................................          583,900         18,632,249
                                                                                                                    ---------------
                                                                                                                        20,778,047
                                                                                                                    ---------------
    ENERGY 11.7%
  a Arch Coal Inc. ...........................................................................          296,200          9,993,788
  b Atwood Oceanics Inc. .....................................................................          117,300          8,980,488
a,b Bristow Group Inc. .......................................................................          336,300         14,699,673
    CONSOL Energy Inc. .......................................................................          382,000         17,801,200
  a General Maritime Corp. ...................................................................           10,800            301,428
  b Global Industries Ltd. ...................................................................          219,500          5,654,320
  b Helix Energy Solutions Group Inc. ........................................................          440,000         18,682,400
  b Oil States International Inc. ............................................................          343,000         16,566,900
    Overseas Shipholding Group Inc. ..........................................................          207,900         15,972,957
    Peabody Energy Corp. .....................................................................          312,700         14,968,949
    Rowan Cos. Inc. ..........................................................................          239,100          8,746,278
    Teekay Corp. (Bahamas) ...................................................................          246,254         14,482,198
    Tidewater Inc. ...........................................................................           93,300          5,862,972
  b Unit Corp. ...............................................................................          145,000          7,018,000
                                                                                                                    ---------------
                                                                                                                       159,731,551
                                                                                                                    ---------------
    FOOD & STAPLES RETAILING 1.3%
    Casey's General Stores Inc. ..............................................................          630,900         17,475,930
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 45

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL CAP VALUE SECURITIES FUND                                                            SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    FOOD, BEVERAGE & TOBACCO 1.0%
  b Alliance One International Inc. ..........................................................           87,200     $      570,288
  a Bunge Ltd. ...............................................................................          106,300         11,421,935
    Lancaster Colony Corp. ...................................................................           53,400          2,038,278
                                                                                                                    ---------------
                                                                                                                        14,030,501
                                                                                                                    ---------------
    HEALTH CARE EQUIPMENT & SERVICES 1.7%
    STERIS Corp. .............................................................................          415,000         11,341,950
    West Pharmaceutical Services Inc. ........................................................          270,000         11,248,200
                                                                                                                    ---------------
                                                                                                                        22,590,150
                                                                                                                    ---------------
    INSURANCE 8.7%
    American National Insurance Co. ..........................................................           55,200          7,261,560
  a Arthur J. Gallagher & Co. ................................................................          364,600         10,562,462
    Aspen Insurance Holdings Ltd. ............................................................          800,000         22,328,000
    Erie Indemnity Co., A ....................................................................            3,700            226,181
    IPC Holdings Ltd. ........................................................................          626,000         18,060,100
  a Montpelier Re Holdings Ltd. (Bermuda) ....................................................        1,022,300         18,094,710
    Presidential Life Corp. ..................................................................           62,200          1,054,912
    Protective Life Corp. ....................................................................          315,000         13,368,600
    RLI Corp. ................................................................................          151,100          8,570,392
  a Security Capital Assurance Ltd. ..........................................................          318,500          7,274,540
    StanCorp Financial Group Inc. ............................................................          232,000         11,486,320
                                                                                                                    ---------------
                                                                                                                       118,287,777
                                                                                                                    ---------------
    MATERIALS 14.8%
    Airgas Inc. ..............................................................................          310,000         16,005,300
    AptarGroup Inc. ..........................................................................          352,200         13,337,814
    Bemis Co. Inc. ...........................................................................          205,800          5,990,838
  a Bowater Inc. .............................................................................          410,400          6,123,168
    Cabot Corp. ..............................................................................          275,000          9,770,750
  a Gerdau Ameristeel Corp. (Canada) .........................................................        1,428,000         17,064,600
  a Glatfelter ...............................................................................          752,000         11,159,680
  b Mercer International Inc. (Germany) ......................................................          666,400          6,297,480
    Reliance Steel & Aluminum Co. ............................................................          467,800         26,449,412
    RPM International Inc. ...................................................................          789,500         18,908,525
    Steel Dynamics Inc. ......................................................................          920,000         42,964,000
    United States Steel Corp. ................................................................          115,500         12,236,070
    Westlake Chemical Corp. ..................................................................          623,000         15,780,590
                                                                                                                    ---------------
                                                                                                                       202,088,227
                                                                                                                    ---------------
    PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.5%
  b Adams Respiratory Therapeutics Inc. ......................................................           14,600            562,684
    Pharmaceutical Product Development Inc. ..................................................          160,400          5,684,576
                                                                                                                    ---------------
                                                                                                                         6,247,260
                                                                                                                    ---------------


46 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL CAP VALUE SECURITIES FUND                                                            SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    REAL ESTATE 0.4%
    Arbor Realty Trust Inc. ..................................................................          280,100     $    5,291,089
                                                                                                                    ---------------
    RETAILING 5.4%
    Brown Shoe Co. Inc. ......................................................................          547,500         10,621,500
  a Christopher & Banks Corp. ................................................................          803,100          9,733,572
  a Dillard's Inc., A ........................................................................           50,100          1,093,683
    Fred's Inc. ..............................................................................          354,600          3,733,938
  b Gymboree Corp. ...........................................................................          166,000          5,849,840
  b Hot Topic Inc. ...........................................................................          736,900          5,497,274
    The Men's Wearhouse Inc. .................................................................          200,000         10,104,000
a,b Pier 1 Imports Inc. ......................................................................          681,500          3,223,495
  a Tuesday Morning Corp. ....................................................................        1,020,000          9,169,800
  b West Marine Inc. .........................................................................          905,000         10,452,750
  b Zale Corp. ...............................................................................          183,300          4,241,562
                                                                                                                    ---------------
                                                                                                                        73,721,414
                                                                                                                    ---------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.7%
    Cohu Inc. ................................................................................          678,000         12,712,500
a,b OmniVision Technologies Inc. .............................................................          432,600          9,832,998
                                                                                                                    ---------------
                                                                                                                        22,545,498
                                                                                                                    ---------------
    TECHNOLOGY HARDWARE & EQUIPMENT 3.9%
  b Avocent Corp. ............................................................................          630,000         18,345,600
  b Benchmark Electronics Inc. ...............................................................          536,000         12,794,320
    Diebold Inc. .............................................................................           62,200          2,825,124
  b Mettler-Toledo International Inc. (Switzerland) ..........................................          186,600         19,033,200
                                                                                                                    ---------------
                                                                                                                        52,998,244
                                                                                                                    ---------------
    TRANSPORTATION 2.9%
  b Dollar Thrifty Automotive Group Inc. .....................................................          186,600          6,473,154
  b Genesee & Wyoming Inc. ...................................................................          535,200         15,435,168
  b Kansas City Southern .....................................................................          162,300          5,221,191
    SkyWest Inc. .............................................................................          515,000         12,962,550
                                                                                                                    ---------------
                                                                                                                        40,092,063
                                                                                                                    ---------------
    UTILITIES 2.2%
    Atmos Energy Corp. .......................................................................          192,500          5,451,600
    Energen Corp. ............................................................................          293,600         16,770,432
    Sierra Pacific Resources .................................................................          521,100          8,196,903
                                                                                                                    ---------------
                                                                                                                        30,418,935
                                                                                                                    ---------------
    TOTAL COMMON STOCKS (COST $1,058,295,072) ................................................                       1,335,727,877
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 47

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL CAP VALUE SECURITIES FUND                                                     PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    CORPORATE BOND (COST $1,476,772) 0.1%
    CAPITAL GOODS 0.1%
    Mueller Industries Inc., 6.00%, 11/01/14 .................................................     $  1,494,000     $    1,374,480
                                                                                                                    ---------------
    TOTAL LONG TERM INVESTMENTS (COST $1,059,771,844) ........................................                       1,337,102,357
                                                                                                                    ---------------

                                                                                                 ----------------
                                                                                                      SHARES
                                                                                                 ----------------
    SHORT TERM INVESTMENTS 15.1%
    MONEY MARKET FUND (COST $27,196,997) 2.0%
  d Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% .....................       27,196,997         27,196,997
                                                                                                                    ---------------
    INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 13.1%
    MONEY MARKET FUND (COST $178,652,000) 13.1%
  e Bank of New York Institutional Cash Reserve Fund, 5.48% ..................................      178,652,000        178,652,000
                                                                                                                    ---------------
    TOTAL INVESTMENTS (COST $1,265,620,841) 113.2% ...........................................                       1,542,951,354
    OTHER ASSETS, LESS LIABILITIES (13.2)% ...................................................                        (180,162,007)
                                                                                                                    ---------------
    NET ASSETS 100.0% ........................................................................                      $1,362,789,347
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 123.

a A portion or all of the security is on loan as of Septemebr 30, 2007.

b Non-income producing for the twelve months ended September 30, 2007.

c See Note 6 regarding holdings of 5% voting securities.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

e The rate shown is the annualized seven-day yield at period end.


48 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND                                                         SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 95.7%
  COMMERCIAL SERVICES 2.6%
  FactSet Research Systems Inc. .................................................................       233,100      $   15,979,005
  Robert Half International Inc. ................................................................       392,100          11,708,106
  SEI Investments Co. ...........................................................................       353,400           9,640,752
                                                                                                                     ---------------
                                                                                                                         37,327,863
                                                                                                                     ---------------
  COMMUNICATIONS 6.9%
a Crown Castle International Corp. ..............................................................       388,000          15,764,440
a Leap Wireless International Inc. ..............................................................       212,300          17,274,851
a MetroPCS Communications Inc. ..................................................................       300,700           8,203,096
a NII Holdings Inc. .............................................................................       490,700          40,311,005
a SBA Communications Corp. ......................................................................       486,900          17,177,832
a TeleCorp PCS Inc., Escrow Account .............................................................       262,900                  --
                                                                                                                     ---------------
                                                                                                                         98,731,224
                                                                                                                     ---------------
  CONSUMER DURABLES 3.6%
a Activision Inc. ...............................................................................     1,302,400          28,118,816
a NVR Inc. ......................................................................................        13,500           6,348,375
a Scientific Games Corp., A .....................................................................       464,500          17,465,200
                                                                                                                     ---------------
                                                                                                                         51,932,391
                                                                                                                     ---------------
  CONSUMER NON-DURABLES 4.1%
  Guess? Inc. ...................................................................................       370,500          18,165,615
a Hansen Natural Corp. ..........................................................................       489,400          27,739,192
  Wolverine World Wide Inc. .....................................................................       474,400          12,998,560
                                                                                                                     ---------------
                                                                                                                         58,903,367
                                                                                                                     ---------------
  CONSUMER SERVICES 2.7%
a Chipotle Mexican Grill Inc., B ................................................................       161,000          17,227,000
  International Game Technology .................................................................       281,900          12,149,890
  Orient-Express Hotels Ltd., A .................................................................       133,500           6,844,545
a Panera Bread Co. ..............................................................................        70,000           2,856,000
                                                                                                                     ---------------
                                                                                                                         39,077,435
                                                                                                                     ---------------
  DISTRIBUTION SERVICES 0.7%
a Henry Schein Inc. .............................................................................       166,800          10,148,112
                                                                                                                     ---------------
  ELECTRONIC TECHNOLOGY 21.7%
a F5 Networks Inc. ..............................................................................       529,000          19,673,510
a FLIR Systems Inc. .............................................................................       575,300          31,865,867
a FormFactor Inc. ...............................................................................       506,200          22,460,094
  Garmin Ltd. (Cayman Islands) ..................................................................       103,800          12,393,720
  Harris Corp. ..................................................................................       499,400          28,860,326
  Intersil Corp., A .............................................................................       358,000          11,967,940
a Juniper Networks Inc. .........................................................................       397,300          14,545,153
a Lam Research Corp. ............................................................................       205,700          10,955,582
a Logitech International SA (Switzerland) .......................................................       473,900          14,003,745
  Microchip Technology Inc. .....................................................................       260,800           9,472,256


                                        Quarterly Statements of Investments | 49

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND                                                         SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ELECTRONIC TECHNOLOGY (CONTINUED)
a Microsemi Corp. ...............................................................................       889,500      $   24,799,260
a Network Appliance Inc. ........................................................................       564,500          15,190,695
  Precision Castparts Corp. .....................................................................       160,700          23,780,386
  Rockwell Collins Inc. .........................................................................       204,700          14,951,288
a Silicon Laboratories Inc. .....................................................................       424,800          17,739,648
  Tektronix Inc. ................................................................................       196,100           5,439,814
a Trimble Navigation Ltd. .......................................................................       633,400          24,835,614
a VeriFone Holdings Inc. ........................................................................       194,200           8,608,886
                                                                                                                     ---------------
                                                                                                                        311,543,784
                                                                                                                     ---------------
  ENERGY MINERALS 4.0%
a Bill Barrett Corp. ............................................................................       742,800          29,273,748
a Mariner Energy Inc. ...........................................................................       272,700           5,647,617
  Noble Energy Inc. .............................................................................        67,900           4,755,716
a Southwestern Energy Co. .......................................................................       440,900          18,451,665
                                                                                                                     ---------------
                                                                                                                         58,128,746
                                                                                                                     ---------------
  FINANCE 6.2%
a Affiliated Managers Group Inc. ................................................................       220,300          28,090,453
  CapitalSource Inc. ............................................................................       980,187          19,838,985
a E*TRADE Financial Corp. .......................................................................       803,700          10,496,322
  East West Bancorp Inc. ........................................................................       318,500          11,453,260
a GFI Group Inc. ................................................................................        93,461           8,048,861
  optionsXpress Holdings Inc. ...................................................................       447,800          11,705,492
                                                                                                                     ---------------
                                                                                                                         89,633,373
                                                                                                                     ---------------
  HEALTH SERVICES 5.4%
a Allscripts Healthcare Solutions Inc. ..........................................................       371,000          10,028,130
a Cerner Corp. ..................................................................................       249,400          14,916,614
a Community Health Systems Inc. .................................................................       105,600           3,320,064
a Coventry Health Care Inc. .....................................................................       232,500          14,463,825
a Express Scripts Inc. ..........................................................................       358,000          19,983,560
  Pharmaceutical Product Development Inc. .......................................................       409,200          14,502,048
                                                                                                                     ---------------
                                                                                                                         77,214,241
                                                                                                                     ---------------
  HEALTH TECHNOLOGY 8.9%
a Adams Respiratory Therapeutics Inc. ...........................................................       299,500          11,542,730
a American Medical Systems Holdings Inc. ........................................................       737,500          12,500,625
  C. R. Bard Inc. ...............................................................................       256,900          22,656,011
a Cytyc Corp. ...................................................................................       186,600           8,891,490
a Endo Pharmaceuticals Holdings Inc. ............................................................       306,800           9,513,868
a Gen-Probe Inc. ................................................................................       143,185           9,533,257
a Keryx Biopharmaceuticals Inc. .................................................................       273,500           2,718,590
a Myriad Genetics Inc. ..........................................................................       124,500           6,492,675
a PDL BioPharma Inc. ............................................................................       345,000           7,455,450
a Varian Medical Systems Inc. ...................................................................       254,640          10,666,870


50 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND                                                         SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  HEALTH TECHNOLOGY (CONTINUED)
a Vertex Pharmaceuticals Inc. ...................................................................       148,000      $    5,684,680
a Waters Corp. ..................................................................................       295,900          19,801,628
                                                                                                                     ---------------
                                                                                                                        127,457,874
                                                                                                                     ---------------
  INDUSTRIAL SERVICES 5.4%
a FMC Technologies Inc. .........................................................................       388,400          22,395,144
a Helix Energy Solutions Group Inc. .............................................................        84,100           3,570,886
a National-Oilwell Varco Inc. ...................................................................       122,400          17,686,800
  Smith International Inc. ......................................................................       374,500          26,739,300
a Superior Energy Services Inc. .................................................................       214,800           7,612,512
                                                                                                                     ---------------
                                                                                                                         78,004,642
                                                                                                                     ---------------
  PROCESS INDUSTRIES 0.2%
a U.S. BioEnergy Corp. ..........................................................................       341,700           2,634,507
                                                                                                                     ---------------
  PRODUCER MANUFACTURING 7.5%
  AMTEK Inc. ....................................................................................       503,800          21,774,236
  Flowserve Corp. ...............................................................................       263,800          20,096,284
a Mettler-Toledo International Inc. (Switzerland) ...............................................       173,900          17,737,800
a SunPower Corp., A .............................................................................       169,800          14,062,836
a Terex Corp. ...................................................................................       211,000          18,783,220
  Trinity Industries Inc. .......................................................................       390,300          14,651,862
                                                                                                                     ---------------
                                                                                                                        107,106,238
                                                                                                                     ---------------
  REAL ESTATE DEVELOPMENT 1.1%
  Jones Lang LaSalle Inc. .......................................................................       156,300          16,061,388
                                                                                                                     ---------------
  REAL ESTATE INVESTMENT TRUSTS 1.5%
  FelCor Lodging Trust Inc. .....................................................................       390,800           7,788,644
  iStar Financial Inc. ..........................................................................       409,200          13,908,708
                                                                                                                     ---------------
                                                                                                                         21,697,352
                                                                                                                     ---------------
  RETAIL TRADE 4.1%
a Dick's Sporting Goods Inc. ....................................................................       213,400          14,329,810
  The Men's Wearhouse Inc. ......................................................................       281,700          14,231,484
  Nordstrom Inc. ................................................................................       156,200           7,324,218
  PetSmart Inc. .................................................................................       401,700          12,814,230
a Tractor Supply Co. ............................................................................       235,998          10,877,148
                                                                                                                     ---------------
                                                                                                                         59,576,890
                                                                                                                     ---------------
  TECHNOLOGY SERVICES 6.4%
a Cognizant Technology Solutions Corp., A .......................................................       267,200          21,314,544
a Equinix Inc. ..................................................................................       126,700          11,237,023
  Global Payments Inc. ..........................................................................       275,600          12,187,032
a Internap Network Services Corp. ...............................................................       393,700           5,578,729
a Nuance Communications Inc. ....................................................................       872,690          16,851,644
a Omniture Inc. .................................................................................       271,500           8,231,880


                                        Quarterly Statements of Investments | 51

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND                                                         SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  TECHNOLOGY SERVICES (CONTINUED)
a Salesforce.com Inc. ...........................................................................        81,900      $    4,203,108
a VeriSign Inc. .................................................................................       349,100          11,778,634
                                                                                                                     ---------------
                                                                                                                         91,382,594
                                                                                                                     ---------------
  TRANSPORTATION 1.9%
  C.H. Robinson Worldwide Inc. ..................................................................       355,100          19,278,379
  Expeditors International of Washington Inc.....................................................       154,100           7,288,930
                                                                                                                     ---------------
                                                                                                                         26,567,309
                                                                                                                     ---------------
  UTILITIES 0.8%
  International Power PLC (United Kingdom) ......................................................     1,242,600          11,474,921
                                                                                                                     ---------------
  TOTAL COMMON STOCKS (COST $1,002,609,966) .....................................................                     1,374,604,251
                                                                                                                     ---------------
  SHORT TERM INVESTMENT (COST $45,841,630) 3.2%
  MONEY MARKET FUND 3.2%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% ..........................    45,841,630          45,841,630
                                                                                                                     ---------------
  TOTAL INVESTMENTS (COST $1,048,451,596) 98.9% .................................................                     1,420,445,881
  OTHER ASSETS, LESS LIABILITIES 1.1% ...........................................................                        16,059,031
                                                                                                                     ---------------
  NET ASSETS 100.0% .............................................................................                    $1,436,504,912
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 123.

a Non-income producing for the twelve months ended September 30, 2007.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


52 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY/
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                                 ORGANIZATION           SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 94.8%
    CONVERTIBLE PREFERRED STOCKS 1.5%
    CONSUMER DURABLES 0.3%
  a General Motors Corp., 1.50%, cvt. pfd., D .........................       United States           104,000       $     2,938,000
                                                                                                                    ----------------
    ENERGY MINERALS 0.3%
    Chesapeake Energy Corp., 6.25%, cvt. pfd. .........................       United States             9,000             2,551,203
                                                                                                                    ----------------
    FINANCE 0.6%
    Affiliated Managers Group Inc., 5.10%, cvt. pfd. ..................       United States            62,000             3,518,500
    E*TRADE Financial Corp., 6.125%, cvt. pfd. ........................       United States           170,000             3,150,100
                                                                                                                    ----------------
                                                                                                                          6,668,600
                                                                                                                    ----------------
    NON-ENERGY MINERALS 0.3%
    Freeport-McMoRan Copper & Gold Inc., 6.75%, cvt. pfd. .............       United States            23,000             3,567,300
                                                                                                                    ----------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $15,416,054) .............                                                  15,725,103
                                                                                                                    ----------------

                                                                                               ------------------
                                                                                               PRINCIPAL AMOUNT b
                                                                                               ------------------
  c SENIOR FLOATING RATE INTERESTS 15.3%
    COMMERCIAL SERVICES 1.9%
    Affiliated Computer Services Inc.,
       Additional Term Loan, 7.565% - 7.82%, 3/20/13 ..................       United States         3,169,975             3,136,627
       Term Loan B, 7.129%, 3/20/13 ...................................       United States           330,120               326,647
    ARAMARK Corp.,
       Synthetic L/C, 5.198%, 1/26/14 .................................       United States           189,897               186,566
       Term Loan B, 7.198%, 1/26/14 ...................................       United States         2,656,975             2,610,372
    Dealer Computer Services Inc. (Reynolds & Reynolds), First Lien
      Term Loan, 7.198%, 10/26/12 .....................................       United States         2,732,109             2,644,026
  d First Data Corp., Term Loan B-2, 7.768%, 9/24/14 ..................       United States         3,600,000             3,464,460
  d Idearc Inc., Term Loan B, 7.36%, 11/17/14 .........................       United States         2,890,425             2,849,525
  d Laureate Education Inc.,
       Delayed Draw Term Loan, 7.773%, 9/25/14 ........................       United States           323,446               315,699
       Closing Date Term Loan, 7.773%, 9/25/14 ........................       United States         2,183,260             2,130,971
    R.H. Donnelley Inc.,
       Term Loan D-2, 6.63% - 7.22%, 6/30/11 ..........................       United States         3,213,819             3,172,136
       Term Loan A-4, 6.38% - 6.45%, 12/31/09 .........................       United States            29,094                28,650
                                                                                                                    ----------------
                                                                                                                         20,865,679
                                                                                                                    ----------------
    COMMUNICATIONS 0.6%
    Alaska Communications Systems Holdings Inc.,
       2005 Incremental Loan, 6.948%, 2/01/12 .........................       United States            54,400                53,410
       2006 Incremental Loan, 6.948%, 2/01/12 .........................       United States           180,000               176,708
       Term Loan, 6.948%, 2/01/12 .....................................       United States         3,135,600             3,078,532
  d Windstream Corp., Tranche B-1, 6.86%, 7/17/13 .....................       United States         3,313,171             3,307,041
                                                                                                                    ----------------
                                                                                                                          6,615,691
                                                                                                                    ----------------
    CONSUMER DURABLES 0.5%
    Jarden Corp.,
       Term Loan B1, 6.948%, 1/24/12 ..................................       United States           463,460               449,700
       Term Loan B2, 6.948%, 1/24/12 ..................................       United States         2,532,125             2,458,110


                                        Quarterly Statements of Investments | 53

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY/
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                                 ORGANIZATION     PRINCIPAL AMOUNT b        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  c SENIOR FLOATING RATE INTERESTS (CONTINUED)
    CONSUMER DURABLES (CONTINUED)
    Stile Acquisition Corp. (Masonite), Canadian Term Loan, 7.36%,
      4/05/13 .........................................................           Canada            1,203,358       $     1,126,512
    Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan, 7.36%,
      4/05/13 .........................................................       United States         1,205,408             1,128,431
                                                                                                                    ----------------
                                                                                                                          5,162,753
                                                                                                                    ----------------
    CONSUMER NON-DURABLES 1.0%
    CBRL Group (Cracker Barrel),
       Term Loan B1, 6.86%, 4/27/13 ...................................       United States         2,458,870             2,390,784
       Term Loan B2 (Delayed Draw), 6.86%, 4/27/13 ....................       United States            72,145                70,147
  d Constellation Brands Inc., Term Loan B, 6.688% - 7.188%,
      6/05/13 .........................................................       United States         2,537,215             2,504,383
    Dean Foods Co., Term Loan B, 6.70%, 4/02/14 .......................       United States         2,985,499             2,936,686
  d The William Carter Co., Term Loan B, 6.629% - 6.858%,
      7/14/12 .........................................................       United States         3,130,928             3,094,922
                                                                                                                    ----------------
                                                                                                                         10,996,922
                                                                                                                    ----------------
    CONSUMER SERVICES 4.1%
    Citadel Broadcasting Corp., Term Loan B, 6.755% - 6.825%,
      6/12/14 .........................................................       United States         4,023,883             3,878,580
    CSC Holdings Inc. (Cablevision), Incremental Term Loan,
      7.569%, 3/29/13 .................................................       United States         3,067,239             3,029,205
    Gatehouse Media Operating Inc.,
       Additional Term Loan, 7.72%, 8/28/14 ...........................       United States           525,000               480,396
       Delayed Draw Term Loan, 7.36% - 7.51%, 8/28/14 .................       United States           129,021               117,972
       Term Loan, 7.51%, 8/28/14 ......................................       United States           345,777               316,165
    Green Valley Ranch Gaming LLC, Term Loan B, 7.198% - 7.541%,
      2/16/14 .........................................................       United States           306,764               299,165
    Insight Midwest Holdings, Term Loan B, 7.11%, 4/02/14 .............       United States         3,073,000             3,037,783
    MCC Iowa,
       Term Loan D-1, 6.88%, 1/31/15 ..................................       United States           878,334               854,329
       Term Loan D-2 (Delayed Draw), 6.88%, 1/31/15 ...................       United States           852,161               828,871
  d Mediacom LLC, Term Loan C, 6.88%, 1/31/15 .........................       United States         1,997,006             1,942,428
    National CineMedia LLC, Term Loan, 7.46%, 2/13/15 .................       United States         3,090,000             2,951,321
  d OSI Restaurant Partners LLC (Outback),
       Pre-Funded Revolving Credit, 5.523%, 6/14/13 ...................       United States           299,750               287,838
       Term Loan B, 7.438%, 6/14/14 ...................................       United States         3,916,904             3,763,401
    Penn National Gaming Inc., Term Loan B, 6.95% - 7.11%,
      10/03/12 ........................................................       United States         3,027,618             3,019,141
    Readers Digest Association Inc., Term Loan B, 7.385% - 7.58%,
      3/02/14 .........................................................       United States           288,552               272,982
    Regal Cinemas Corp., Term Loan, 6.698%, 10/27/13 ..................       United States         3,760,271             3,653,780
    Sabre Inc., Term Loan B, 7.358%, 9/30/14 ..........................       United States         2,235,158             2,112,045
    Tribune Co., Term Loan B, 8.36%, 5/16/14 ..........................       United States         4,039,875             3,685,174


54 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY/
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                                 ORGANIZATION     PRINCIPAL AMOUNT b        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  c SENIOR FLOATING RATE INTERESTS (CONTINUED)
    CONSUMER SERVICES (CONTINUED)
  d Univision Communications Inc.,
       Delayed Draw Term Loan, 7.763%, 9/29/14 ........................       United States            24,161       $        22,891
       Term Loan B, 7.61%, 9/29/14 ....................................       United States         2,912,752             2,782,115
    UPC Financing Partnership, Term Loan N-1, 7.13%,
      12/31/14 ........................................................        Netherlands          2,970,000             2,839,795
    VML U.S. Finance LLC (Venetian Macau),
     d Delayed Draw, 7.45%, 5/25/12 ...................................           Macau             1,434,407             1,409,878
       New Project Term Loans, 7.45%, 5/25/13 .........................           Macau               425,000               415,455
     d Term Loan B, 7.45%, 5/24/13 ....................................           Macau             2,355,593             2,306,079
                                                                                                                    ----------------
                                                                                                                         44,306,789
                                                                                                                    ----------------
    ELECTRONIC TECHNOLOGY 0.2%
  d Hawker Beechcraft Inc.,
       Synthetic L/C, 5.198%, 3/26/14 .................................       United States           173,852               169,928
       Term Loan B, 7.129% - 7.198%, 3/26/14 ..........................       United States         2,044,340             1,998,200
                                                                                                                    ----------------
                                                                                                                          2,168,128
                                                                                                                    ----------------
    ENERGY MINERALS 0.3%
    Citgo Petroleum Corp., Term Loan B, 6.446%, 11/15/12 ..............       United States         2,334,471             2,319,157
    Western Refining Inc., Term Loan B, 6.879%, 5/30/14 ...............       United States           812,500               784,030
                                                                                                                    ----------------
                                                                                                                          3,103,187
                                                                                                                    ----------------
    FINANCE 0.6%
    Avis Budget Car Rental LLC, Term Loan, 6.61%, 4/19/12 .............       United States         2,913,886             2,849,081
    Hertz Corp.,
       Credit Link, 5.238%, 12/21/12 ..................................       United States           277,778               272,956
       Term Loan B, 7.55% - 7.56%, 12/21/12 ...........................       United States         1,547,787             1,520,918
    TD Ameritrade Holding Corp., Term Loan B, 6.63%, 12/31/12 .........       United States         2,118,539             2,083,689
                                                                                                                    ----------------
                                                                                                                          6,726,644
                                                                                                                    ----------------
    HEALTH SERVICES 1.2%
    Community Health Systems Inc., Term Loan, 7.755% - 7.76%,
      7/25/14 .........................................................       United States         2,992,464             2,947,128
    Fresenius Medical Care Holdings Inc., Term Loan B,
      6.573% - 6.973%, 3/31/13 ........................................       United States         2,646,573             2,600,972
    HCA Inc., Term Loan B-1, 7.448%, 11/18/13 .........................       United States         3,650,978             3,563,574
    Health Management Associates Inc., Term Loan B,
      6.879% - 6.948%, 2/28/14 ........................................       United States         2,772,498             2,628,994
    LifePoint Hospitals Inc., Term Loan B, 7.165%, 4/15/12 ............       United States         1,476,576             1,447,709
                                                                                                                    ----------------
                                                                                                                         13,188,377
                                                                                                                    ----------------
    HEALTH TECHNOLOGY 0.1%
    Carestream Health Inc., Term Loan, 7.129% - 7.358%,
      4/30/13 .........................................................       United States         1,175,000             1,124,628
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 55

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY/
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                                 ORGANIZATION     PRINCIPAL AMOUNT b        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  c SENIOR FLOATING RATE INTERESTS (CONTINUED)
    INDUSTRIAL SERVICES 0.2%
    Allied Waste North America Inc.,
       Credit Link, 5.43%, 3/28/14 ....................................       United States           665,141       $       658,350
       Term Loan B, 6.65% - 6.89%, 1/15/12 ............................       United States         1,223,964             1,211,467
                                                                                                                    ----------------
                                                                                                                          1,869,817
                                                                                                                    ----------------
    PROCESS INDUSTRIES 1.7%
    Celanese U.S. Holdings LLC, Dollar Term Loan, 7.11%,
      4/02/14 .........................................................       United States         2,518,688             2,468,440
  d Domtar Corp., Term Loan, 7.185%, 3/07/14 ..........................       United States         2,831,774             2,747,670
    Georgia-Pacific Corp.,
       Additional Term Loan, 6.948% - 7.474%, 12/20/12 ................       United States           639,871               628,622
       Term Loan B, 6.948% - 7.474%, 12/20/12 .........................       United States         2,132,591             2,099,835
    Hexion Specialty Chemicals Inc.,
       Term Loan C-1, 7.625%, 5/03/13 .................................       United States         2,802,855             2,752,852
       Term Loan C-2, 7.50%, 5/03/13 ..................................       United States           607,322               596,488
    Ineos U.S. Finance LLC,
       Term Loan B2, 7.357% - 7.451%, 12/16/13 ........................       United States         1,081,278             1,053,003
       Term Loan C2, 7.857% - 7.951%, 12/23/14 ........................       United States         1,081,278             1,049,099
    Lyondell Chemical Co., Term Loan, 6.63% - 6.856%,
      8/16/13 .........................................................       United States         2,539,444             2,519,128
    Nalco Co., Term Loan B, 6.95% - 7.57%, 11/04/10 ...................       United States         2,156,300             2,152,181
                                                                                                                    ----------------
                                                                                                                         18,067,318
                                                                                                                    ----------------
    PRODUCER MANUFACTURING 1.1%
    Allison Transmission, Term Loan B, 8.48% - 8.57%, 8/07/14 .........       United States         2,700,000             2,622,537
  d Baldor Electric Co., Term Loan B, 7.00% - 7.125%, 1/31/14 .........       United States         2,493,267             2,482,072
    Bucyrus International Inc., Tranche B Dollar Term Loan,
      6.856% - 7.114%, 5/04/14 ........................................       United States           273,000               268,717
  d Dresser Inc., Term Loan B, 7.629% - 8.01%, 5/04/14 ................       United States         3,261,416             3,217,028
    Key Safety Systems Inc., Term Loan B, 7.45% - 7.75%,
      3/08/14 .........................................................       United States           288,550               279,992
    Oshkosh Truck Corp., Term Loan B, 7.45%, 12/06/13 .................       United States         3,113,106             3,079,671
                                                                                                                    ----------------
                                                                                                                         11,950,017
                                                                                                                    ----------------
    REAL ESTATE INVESTMENT TRUSTS 0.4%
  d Capital Automotive REIT, Term Loan B, 7.42%, 12/15/10 .............       United States         2,663,946             2,608,243
    Macerich Co., Term Loan B, 7.188%, 4/25/10 ........................       United States         1,842,000             1,813,523
                                                                                                                    ----------------
                                                                                                                          4,421,766
                                                                                                                    ----------------
    TECHNOLOGY SERVICES 0.4%
    SunGard Data Systems Inc., New U.S. Term Loan, 7.356%,
      2/28/14 .........................................................       United States         3,838,164             3,763,396
                                                                                                                    ----------------
    UTILITIES 1.0%
    Dynegy Holdings Inc.,
       Term L/C Facility, 6.629%, 4/02/13 .............................       United States         2,724,468             2,618,268
       Term Loan B, 7.165%, 4/02/13 ...................................       United States           100,532                96,613


56 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY/
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                                 ORGANIZATION     PRINCIPAL AMOUNT b        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  c SENIOR FLOATING RATE INTERESTS (CONTINUED)
    UTILITIES (CONTINUED)
    Knight Inc. (Kinder Morgan), Term Loan B, 6.63% - 7.24%,
      5/30/14 .........................................................       United States         2,152,013       $     2,101,505
    Niska Gas Storage Canada ULC (C/R Gas),
       Asset Sale Term Loan, 7.28%, 5/13/11 ...........................           Canada              283,657               278,375
       Canadian Term Loan, 7.323%, 5/12/13 ............................           Canada            1,528,795             1,492,991
    Niska Gas Storage U.S. LLC (C/R Gas),
       Delayed Draw, 7.325%, 5/12/13 ..................................       United States           168,450               163,161
       U.S. Term Loan, 7.323%, 5/12/13 ................................       United States           248,675               239,992
  d NRG Energy Inc.,
       Credit Link, 6.848%, 2/01/13 ...................................       United States           890,930               874,644
       Term Loan, 6.948%, 2/01/13 .....................................       United States         2,140,667             2,101,536
    TPF Generation Holdings LLC,
       Synthetic L/C, 5.26%, 12/15/13 .................................       United States           136,618               132,504
       Synthetic Revolver, 5.098%, 12/15/11 ...........................       United States            42,827                41,131
       Term Loan, 7.198%,12/15/13 .....................................       United States           698,725               677,687
                                                                                                                    ----------------
                                                                                                                         10,818,407
                                                                                                                    ----------------
    TOTAL SENIOR FLOATING RATE INTERESTS (COST $168,432,975) ..........                                                 165,149,519
                                                                                                                    ----------------
    CORPORATE BONDS 32.4%
    COMMERCIAL SERVICES 1.9%
    ARAMARK Corp., senior note, 8.50%, 2/01/15 ........................       United States         3,000,000             3,075,000
    Dex Media East LLC, senior sub. note, B, 12.125%,
      11/15/12 ........................................................       United States           668,000               714,760
    Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 .............       United States         2,200,000             2,351,250
    Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 ..............       United States         3,000,000             3,135,000
    JohnsonDiversey Holdings Inc., senior disc. note, 10.67%,
      5/15/13 .........................................................       United States           900,000               913,500
    JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ........       United States         1,900,000             1,938,000
    Lamar Media Corp., senior sub. note,
       7.25%, 1/01/13 .................................................       United States         2,800,000             2,828,000
       6.625%, 8/15/15 ................................................       United States           400,000               388,000
    R.H. Donnelley Corp., senior note,
       8.875%, 1/15/16 ................................................       United States         1,100,000             1,126,125
   d,e 144A, 8.875%, 10/15/17 .........................................       United States           800,000               816,000
    Rental Service Corp., 9.50%, 12/01/14 .............................       United States         2,900,000             2,784,000
                                                                                                                    ----------------
                                                                                                                         20,069,635
                                                                                                                    ----------------
    COMMUNICATIONS 3.5%
d,e American Tower Corp., senior note, 144A, 7.00%, 10/15/17 ..........       United States         2,900,000             2,932,625
  e Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ............          Jamaica            2,900,000             2,733,250
    Dobson Cellular Systems Inc., senior secured note, 9.875%,
      11/01/12 ........................................................       United States         1,800,000             1,953,000
    Embarq Corp., senior note, 7.082%, 6/01/16 ........................       United States         3,300,000             3,426,604
    Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
      10.375% thereafter, 11/15/12 ....................................      United Kingdom         2,800,000             2,695,000


                                        Quarterly Statements of Investments | 57

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY/
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                                 ORGANIZATION     PRINCIPAL AMOUNT b        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    COMMUNICATIONS (CONTINUED)
    Intelsat Intermediate, senior note, zero cpn. to 2/01/10,
      9.25% thereafter, 2/01/15 .......................................          Bermuda              400,000       $       331,000
    Intelsat Subsidiary Holding Co. Ltd., senior note, 8.25%,
      1/15/13 .........................................................          Bermuda            3,500,000             3,570,000
  e MetroPCS Wireless Inc., senior note, 144A, 9.25%, 11/01/14 ........       United States         2,700,000             2,767,500
    Millicom International Cellular SA, senior note, 10.00%,
      12/01/13 ........................................................         Luxembourg          3,000,000             3,202,500
    Qwest Communications International Inc., senior note, 7.50%,
      2/15/14 .........................................................       United States         3,400,000             3,459,500
    Telecom Italia Capital, senior note, 4.95%, 9/30/14 ...............           Italy             2,700,000             2,555,645
    Verizon New York Inc., senior deb.,
       A, 6.875%, 4/01/12 .............................................       United States         2,700,000             2,846,934
       B, 7.375%, 4/01/32 .............................................       United States           400,000               427,097
  e Wind Acquisition Finance SA, senior note, 144A, 10.75%,
      12/01/15 ........................................................           Italy             2,700,000             3,003,750
    Windstream Corp., senior note, 8.625%, 8/01/16 ....................       United States         1,700,000             1,821,125
                                                                                                                    ----------------
                                                                                                                         37,725,530
                                                                                                                    ----------------
    CONSUMER DURABLES 1.9%
    Beazer Homes USA Inc., senior note, 8.125%, 6/15/16 ...............       United States         1,200,000               942,000
    D.R. Horton Inc., senior note, 6.50%, 4/15/16 .....................       United States         3,000,000             2,631,822
    Ford Motor Credit Co. LLC, senior note,
       5.80%, 1/12/09 .................................................       United States         3,200,000             3,091,690
       9.875%, 8/10/11 ................................................       United States         3,000,000             3,041,004
    General Motors Corp., senior deb., 8.25%, 7/15/23 .................       United States         3,000,000             2,640,000
    Jarden Corp., senior sub. note, 7.50%, 5/01/17 ....................       United States         2,900,000             2,820,250
    Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ..............       United States         1,900,000             1,942,750
    KB Home, senior note,
       6.25%, 6/15/15 .................................................       United States         1,800,000             1,545,750
       7.25%, 6/15/18 .................................................       United States         1,900,000             1,662,500
                                                                                                                    ----------------
                                                                                                                         20,317,766
                                                                                                                    ----------------
    CONSUMER NON-DURABLES 0.6%
    Dole Foods Co., senior note, 7.25%, 6/15/10 .......................       United States           100,000                95,000
    Reynolds American Inc., senior secured note, 7.625%,
       6/01/16 ........................................................       United States         3,300,000             3,530,020
    Smithfield Foods Inc., senior note, 7.75%,
       5/15/13 ........................................................       United States         1,500,000             1,537,500
       7/01/17 ........................................................       United States         1,700,000             1,751,000
                                                                                                                    ----------------
                                                                                                                          6,913,520
                                                                                                                    ----------------
    CONSUMER SERVICES 5.5%
    Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 .........       United States           800,000               780,000
    CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ..............           Canada            2,800,000             2,758,000
    CCH I LLC, senior secured note, 11.00%, 10/01/15 ..................       United States         1,400,000             1,424,500
    CCH II LLC, senior note, 10.25%, 9/15/10 ..........................       United States         3,700,000             3,801,750


58 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY/
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                                 ORGANIZATION     PRINCIPAL AMOUNT b        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    CONSUMER SERVICES (CONTINUED)
  e Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14 ................      United Kingdom         2,000,000       $     2,010,000
    Comcast Corp., senior note, 6.30%, 11/15/17 .......................       United States         3,000,000             3,054,975
    CSC Holdings Inc., senior deb., 7.625%, 7/15/18 ...................       United States         2,100,000             2,016,000
    EchoStar DBS Corp., senior note, 6.375%, 10/01/11 .................       United States         2,900,000             2,921,750
  e Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15 ....................       United States         2,100,000             1,979,250
    Harrah's Operating Co. Inc., senior note, 6.50%, 6/01/16 ..........       United States         2,700,000             2,203,926
    Liberty Media Corp., senior note, 5.70%, 5/15/13 ..................       United States         3,000,000             2,817,687
    LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ............       United States         2,600,000             2,541,500
    MGM MIRAGE, senior note, 6.625%, 7/15/15 ..........................       United States         4,000,000             3,815,000
  e Outback Steakhouse Inc., senior note, 144A, 10.00%,
      6/15/15 .........................................................       United States         2,100,000             1,869,000
    Pinnacle Entertainment Inc., senior sub. note,
       8.25%, 3/15/12 .................................................       United States           200,000               203,500
       8.75%, 10/01/13 ................................................       United States         2,200,000             2,277,000
    Quebecor Media Inc.,
   d,e 144A, 7.75%, 3/15/16 ...........................................          Canada               200,000               191,750
       senior note, 7.75%, 3/15/16 ....................................          Canada             2,700,000             2,588,625
    Radio One Inc., senior sub. note, 6.375%, 2/15/13 .................       United States         2,800,000             2,492,000
  e Rainbow National Services LLC, senior sub. deb., 144A,
      10.375%, 9/01/14 ................................................       United States         1,535,000             1,692,338
    Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 .........       United States         3,300,000             3,215,824
    Station Casinos Inc.,
       senior note, 6.00%, 4/01/12 ....................................       United States           700,000               668,500
       senior sub. note, 6.50%, 2/01/14 ...............................       United States           700,000               619,500
       senior sub. note, 6.875%, 3/01/16 ..............................       United States         1,800,000             1,575,000
    Time Warner Inc., 5.875%, 11/15/16 ................................       United States         3,500,000             3,429,972
  e Univision Communications Inc., senior note, 144A, PIK, 9.75%,
      3/15/15 .........................................................       United States         3,500,000             3,430,000
    Viacom Inc., senior note, 6.875%, 4/30/36 .........................       United States         3,300,000             3,296,472
                                                                                                                    ----------------
                                                                                                                         59,673,819
                                                                                                                    ----------------
    ELECTRONIC TECHNOLOGY 1.7%
    DRS Technologies Inc., senior sub. note,
       6.875%, 11/01/13 ...............................................       United States           400,000               402,000
       7.625%, 2/01/18 ................................................       United States         2,500,000             2,562,500
    Freescale Semiconductor Inc., senior note, 8.875%,
      12/15/14 ........................................................       United States         3,500,000             3,395,000
  e Hawker Beechcraft Acquisition Co., senior note, 144A, PIK,
      8.875%, 4/01/15 .................................................       United States           500,000               505,000
    L-3 Communications Corp., senior sub. note,
       5.875%, 1/15/15 ................................................       United States         2,000,000             1,930,000
       6.375%, 10/15/15 ...............................................       United States           400,000               395,000
    NXP BV/NXP Funding LLC, senior secured note, 7.875%,
      10/15/14 ........................................................        Netherlands          2,900,000             2,802,125


                                        Quarterly Statements of Investments | 59

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY/
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                                 ORGANIZATION     PRINCIPAL AMOUNT b        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    ELECTRONIC TECHNOLOGY (CONTINUED)
    Sanmina-SCI Corp.,
   c,e senior note, 144A, FRN, 8.444%, 6/15/14 ........................       United States         1,000,000       $       960,000
       senior sub. note, 6.75%, 3/01/13 ...............................       United States         2,300,000             1,989,500
       senior sub. note, 8.125%, 3/01/16 ..............................       United States           400,000               348,000
    TransDigm Inc., senior sub. note, 7.75%, 7/15/14 ..................       United States         2,500,000             2,537,500
                                                                                                                    ----------------
                                                                                                                         17,826,625
                                                                                                                    ----------------
    ENERGY MINERALS 1.9%
    Chesapeake Energy Corp., senior note,
       7.625%, 7/15/13 ................................................       United States           700,000               735,000
       6.625%, 1/15/16 ................................................       United States           100,000               100,000
       6.25%, 1/15/18 .................................................       United States         3,300,000             3,201,000
    Mariner Energy Inc., senior note, 7.50%, 4/15/13 ..................       United States         2,700,000             2,632,500
    Peabody Energy Corp., senior note,
       7.375%, 11/01/16 ...............................................       United States         1,200,000             1,272,000
       B, 6.875%, 3/15/13 .............................................       United States         1,600,000             1,624,000
  e Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 .........        Switzerland          2,600,000             2,515,500
    Pogo Producing Co., senior sub. note, 6.875%, 10/01/17 ............       United States         2,700,000             2,727,000
  e Tesoro Corp., senior note, 144A, 6.50%, 6/01/17 ...................       United States         2,700,000             2,693,250
    XTO Energy Inc., senior note, 6.25%, 8/01/17 ......................       United States         3,000,000             3,051,309
                                                                                                                    ----------------
                                                                                                                         20,551,559
                                                                                                                    ----------------
    FINANCE 2.9%
  e Capmark Financial Group Inc., 144A, 6.30%, 5/10/17 ................       United States           800,000               697,438
    CIT Group Co of Canada, 4.65%, 7/01/10 ............................          Canada             1,500,000             1,442,154
    E*TRADE Financial Corp., senior note, 8.00%, 6/15/11 ..............       United States         1,900,000             1,900,000
    GMAC LLC,
       7.25%, 3/02/11 .................................................       United States         2,500,000             2,425,330
       6.875%, 9/15/11 ................................................       United States         1,700,000             1,619,194
       6.875%, 8/28/12 ................................................       United States         1,800,000             1,690,081
  d Goldman Sachs Group Inc., sub. note, 6.75%, 10/01/37 ..............       United States         2,200,000             2,221,252
  d ICICI Bank Ltd., 6.625%, 10/03/12 .................................           India               825,000               828,704
    JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37 ............       United States         5,000,000             4,622,205
    Lehman Brothers Holdings Inc., junior sub. note, 6.50%,
      7/19/17 .........................................................       United States         5,000,000             5,076,305
    Merrill Lynch & Co. Inc., senior note, 6.40%, 8/28/17 .............       United States         4,000,000             4,134,716
    Residential Capital LLC, senior note, 6.50%, 6/01/12 ..............       United States         2,800,000             2,270,097
    United Rentals North America Inc., senior sub. note, 7.75%,
      11/15/13 ........................................................       United States         2,500,000             2,587,500
                                                                                                                    ----------------
                                                                                                                         31,514,976
                                                                                                                    ----------------
    HEALTH SERVICES 2.5%
    Coventry Health Care Inc.,
       6.30%, 8/15/14 .................................................       United States         1,500,000             1,501,331
       senior note, 5.95%, 3/15/17 ....................................       United States         1,300,000             1,259,385
    DaVita Inc., senior sub. note, 7.25%, 3/15/15 .....................       United States         3,400,000             3,425,500


60 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY/
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                                 ORGANIZATION     PRINCIPAL AMOUNT b        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    HEALTH SERVICES (CONTINUED)
  e FMC Finance III SA, senior note, 144A, 6.875%, 7/15/17 ............          Germany            1,500,000       $     1,500,000
    Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ..........          Germany            1,500,000             1,507,500
    HCA Inc.,
       senior note, 6.50%, 2/15/16 ....................................       United States           800,000               684,000
     e senior secured note, 144A, 9.125%, 11/15/14 ....................       United States         3,000,000             3,172,500
    Quest Diagnostics Inc., 6.40%, 7/01/17 ............................       United States         1,800,000             1,823,805
    Tenet Healthcare Corp., senior note,
       6.375%, 12/01/11 ...............................................       United States         3,200,000             2,816,000
       9.875%, 7/01/14 ................................................       United States           700,000               644,000
    United Surgical Partners International Inc., senior sub. note, PIK,
       9.25%, 5/01/17 .................................................       United States         1,500,000             1,507,500
  e United Health Group Inc., 144A, 6.50%, 6/15/37 ....................       United States         1,800,000             1,819,996
c,e U.S. Oncology Holdings Inc., senior note, 144A, FRN, 10.759%,
      3/15/12 .........................................................       United States         2,900,000             2,595,500
    Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
      10/01/14 ........................................................       United States         2,600,000             2,535,000
                                                                                                                    ----------------
                                                                                                                         26,792,017
                                                                                                                    ----------------
    HEALTH TECHNOLOGY 0.5%
  e Amgen Inc., senior note, 144A, 5.85%, 6/01/17 .....................       United States         2,900,000             2,877,597
    Schering-Plough Corp., senior note, 6.00%, 9/15/17 ................       United States         2,500,000             2,515,900
                                                                                                                    ----------------
                                                                                                                          5,393,497
                                                                                                                    ----------------
    INDUSTRIAL SERVICES 1.8%
    Allied Waste North America Inc., senior secured note, 6.875%,
      6/01/17 .........................................................       United States         2,900,000             2,929,000
  e Bristow Group Inc., senior note, 144A, 7.50%, 9/15/17 .............       United States         1,000,000             1,025,000
    Compagnie Generale de Geophysique-Veritas, senior note,
       7.50%, 5/15/15 .................................................           France            2,000,000             2,070,000
       7.75%, 5/15/17 .................................................           France              900,000               931,500
    Copano Energy LLC, senior note, 8.125%, 3/01/16 ...................       United States         2,900,000             2,965,250
    El Paso Corp., senior note, 6.875%, 6/15/14 .......................       United States         3,000,000             3,042,723
    Markwest Energy Partners LP, senior note, 6.875%, 11/01/14 ........       United States         2,700,000             2,511,000
    The Williams Cos. Inc.,
       8.75%, 3/15/32 .................................................       United States           600,000               693,750
       senior note, 7.625%, 7/15/19 ...................................       United States         1,000,000             1,076,250
       senior note, 7.875%, 9/01/21 ...................................       United States         1,600,000             1,748,000
                                                                                                                    ----------------
                                                                                                                         18,992,473
                                                                                                                    ----------------
    NON-ENERGY MINERALS 0.6%
    Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%,
      4/01/17 .........................................................       United States         2,700,000             2,956,500
    Novelis Inc., senior note, 7.25%, 2/15/15 .........................           Canada            3,500,000             3,395,000
                                                                                                                    ----------------
                                                                                                                          6,351,500
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 61

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY/
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                                 ORGANIZATION     PRINCIPAL AMOUNT b        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    PROCESS INDUSTRIES 2.5%
    Crown Americas Inc., senior note, 7.75%, 11/15/15 .................       United States         3,200,000       $     3,320,000
    Huntsman International LLC, senior sub. note, 7.875%,
      11/15/14 ........................................................       United States         2,800,000             2,996,000
  e Ineos Group Holdings PLC, 144A, 8.50%, 2/15/16 ....................      United Kingdom         3,000,000             2,887,500
    JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 .................          Ireland            2,900,000             2,842,000
    Lyondell Chemical Co., senior note,
       8.00%, 9/15/14 .................................................       United States         3,300,000             3,646,500
       6.875%, 6/15/17 ................................................       United States           400,000               436,000
  e MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 ............       United States         2,700,000             2,619,000
    Nalco Co., senior sub. note, 8.875%, 11/15/13 .....................       United States         2,900,000             3,059,500
    Owens-Brockway Glass Container Inc., senior note, 6.75%,
      12/01/14 ........................................................       United States         3,300,000             3,271,125
    Verso Paper Holdings LLC, senior secured note, 9.125%,
      8/01/14 .........................................................       United States         2,100,000             2,173,500
                                                                                                                    ----------------
                                                                                                                         27,251,125
                                                                                                                    ----------------
    PRODUCER MANUFACTURING 1.4%
    Case New Holland Inc., senior note, 7.125%, 3/01/14 ...............       United States         1,000,000             1,030,000
    Commercial Vehicle Group Inc., senior note, 8.00%, 7/01/13 ........       United States         2,700,000             2,565,000
    Greenbrier Cos. Inc., senior note, 8.375%, 5/15/15 ................       United States         2,200,000             2,205,500
    Nortek Inc., senior sub. note, 8.50%, 9/01/14 .....................       United States         3,100,000             2,704,750
    RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 ...........       United States         2,900,000             3,016,000
  e TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17 ............       United States         3,300,000             3,234,000
                                                                                                                    ----------------
                                                                                                                         14,755,250
                                                                                                                    ----------------
    REAL ESTATE DEVELOPMENT 0.2%
    Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ........       United States         2,500,000             2,362,500
                                                                                                                    ----------------
    REAL ESTATE INVESTMENT TRUSTS 0.3%
    Host Hotels & Resorts LP, senior note, 6.875%, 11/01/14 ...........       United States           200,000               200,500
    Host Marriott LP, senior note,
       K, 7.125%, 11/01/13 ............................................       United States         2,400,000             2,430,000
       M, 7.00%, 8/15/12 ..............................................       United States         1,100,000             1,113,750
                                                                                                                    ----------------
                                                                                                                          3,744,250
                                                                                                                    ----------------
    RETAIL TRADE 0.5%
  e Dollar General Corp., senior note, 144A, 10.625%, 7/15/15 .........       United States         2,800,000             2,646,000
  e Michaels Stores Inc., senior note, 144A, 10.00%, 11/01/14 .........       United States         3,000,000             3,090,000
                                                                                                                    ----------------
                                                                                                                          5,736,000
                                                                                                                    ----------------
    TECHNOLOGY SERVICES 0.3%
    SunGard Data Systems Inc.,
       senior note, 9.125%, 8/15/13 ...................................       United States         1,600,000             1,672,000
       senior sub. note, 10.25%, 8/15/15 ..............................       United States         1,900,000             1,995,000
                                                                                                                    ----------------
                                                                                                                          3,667,000
                                                                                                                    ----------------


62 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY/
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                                 ORGANIZATION     PRINCIPAL AMOUNT b        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    UTILITIES 1.9%
    Aquila Inc., senior note, 9.95%, 2/01/11 ..........................       United States         2,800,000       $     3,063,922
    Dynegy Holdings Inc., senior note, 8.375%, 5/01/16 ................       United States         3,100,000             3,131,000
  e Edison Mission Energy, senior note, 144A, 7.00%, 5/15/17 ..........       United States         2,900,000             2,871,000
  e Intergen NV, senior secured note, 144A, 9.00%, 6/30/17 ............        Netherlands          2,500,000             2,637,500
    Mirant North America LLC, senior note, 7.375%, 12/31/13 ...........       United States         2,900,000             2,958,000
    NRG Energy Inc., senior note,
       7.25%, 2/01/14 .................................................       United States           400,000               402,000
       7.375%, 2/01/16 ................................................       United States         3,200,000             3,216,000
       7.375%, 1/15/17 ................................................       United States           600,000               601,500
    TXU Corp., senior note, P, 5.55%, 11/15/14 ........................       United States         2,500,000             2,028,775
                                                                                                                    ----------------
                                                                                                                         20,909,697
                                                                                                                    ----------------
    TOTAL CORPORATE BONDS (COST $351,920,570) .........................                                                 350,548,739
                                                                                                                    ----------------

    CONVERTIBLE BONDS 1.5%
    ELECTRONIC TECHNOLOGY 0.3%
    Intel Corp., cvt., sub. deb., 2.95%, 12/15/35 .....................       United States         2,500,000             2,610,250
                                                                                                                    ----------------
    FINANCE 0.6%
    CapitalSource Inc., cvt., senior sub. note, 4.00%, 7/15/34 ........       United States         3,400,000             3,565,750
    Merrill Lynch & Co. Inc., cvt., senior note, zero cpn., 3/13/32 ...       United States         2,900,000             3,284,076
                                                                                                                    ----------------
                                                                                                                          6,849,826
                                                                                                                    ----------------
    HEALTH TECHNOLOGY 0.3%
    Amgen Inc., cvt., senior note, 0.375%, 2/01/13 ....................       United States         3,600,000             3,289,500
                                                                                                                    ----------------
    RETAIL TRADE 0.3%
    Best Buy Co. Inc., cvt., sub. deb., 2.25%, 1/15/22 ................       United States         3,200,000             3,508,032
                                                                                                                    ----------------
    TOTAL CONVERTIBLE BONDS (COST $16,048,998) ........................                                                  16,257,608
                                                                                                                    ----------------

    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
    SECURITIES 3.4%
    FINANCE 3.0%
  c Banc of America Commercial Mortgage Inc., 2005-6, A4, FRN,
      5.182%, 9/10/47 .................................................       United States         2,000,000             1,980,116
  c Chase Issuance Trust, 2007-A9, A, FRN, 5.783%, 6/16/14 ............       United States         5,000,000             4,933,744
  c Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3,
      A5, FRN, 5.617%, 10/15/48 .......................................       United States         9,800,000             9,864,288
    Countrywide Asset-Backed Certificates,
       2004-7, AF4, 4.774%, 8/25/32 ...................................       United States           136,719               134,943
       2005-11, AF4, 5.21%, 3/25/34 ...................................       United States         1,275,000             1,225,768
    GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%,
      1/10/38 .........................................................       United States           934,225               916,376
  c Greenwich Capital Commercial Funding Corp., 2006-GG7, A4,
      FRN, 5.913%, 7/10/38 ............................................       United States         4,000,000             4,131,373
    JPMorgan Chase Commercial Mortgage Securities Corp.,
     c 2004-CB9, A4, FRN, 5.377%, 6/12/41 .............................       United States         5,096,445             5,124,743
       2004-LN2, A2, 5.115%, 7/15/41 ..................................       United States           412,616               404,220


                                        Quarterly Statements of Investments | 63

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY/
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                                 ORGANIZATION     PRINCIPAL AMOUNT b        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
    SECURITIES (CONTINUED)
    FINANCE (CONTINUED)
  e Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%,
      12/25/24 ........................................................       United States             9,105       $         9,040
  c Morgan Stanley Capital I, 2004-IQ7, A4, FRN, 5.431%,
      6/15/38 .........................................................       United States         4,000,000             4,007,813
    Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%,
      4/25/32 .........................................................       United States           281,966               276,899
                                                                                                                    ----------------
                                                                                                                         33,009,323
                                                                                                                    ----------------
    REAL ESTATE DEVELOPMENT 0.4%
  c GS Mortgage Securities Corp. II, 2006-GG6, A4, FRN, 5.553%,
      4/10/38 .........................................................       United States         4,000,000             4,020,871
                                                                                                                    ----------------
    TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL
      MORTGAGE-BACKED SECURITIES (COST $37,812,242) ...................                                                  37,030,194
                                                                                                                    ----------------

    MORTGAGE-BACKED SECURITIES 11.7%
  c FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.0% f
    FHLMC, 4.686%, 1/01/33 ............................................       United States           278,674               280,347
                                                                                                                    ----------------
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 4.7%
    FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19 .....................       United States         3,990,025             3,847,413
    FHLMC Gold 15 Year, 5.00%, 12/01/17 - 9/01/19 .....................       United States         4,432,898             4,354,049
    FHLMC Gold 15 Year, 5.50%, 7/01/17 - 7/01/19 ......................       United States         1,136,735             1,135,498
    FHLMC Gold 15 Year, 6.00%, 5/01/17 ................................       United States            41,628                42,252
    FHLMC Gold 15 Year, 6.50%, 5/01/16 ................................       United States            17,712                18,188
    FHLMC Gold 30 Year, 5.00%, 4/01/34 - 6/01/37 ......................       United States         8,471,316             8,088,710
    FHLMC Gold 30 Year, 5.50%, 3/01/33 - 6/01/37 ......................       United States        15,297,106            14,994,461
    FHLMC Gold 30 Year, 6.00%, 4/01/33 - 6/01/37 ......................       United States        14,521,584            14,552,883
    FHLMC Gold 30 Year, 6.50%, 12/01/23 - 6/01/36 .....................       United States         2,929,353             2,985,221
    FHLMC Gold 30 Year, 7.00%, 9/01/21 - 1/01/32 ......................       United States           155,693               161,958
    FHLMC Gold 30 Year, 7.50%, 3/01/30 - 7/01/31 ......................       United States             3,297                 3,449
                                                                                                                    ----------------
                                                                                                                         50,184,082
                                                                                                                    ----------------
  c FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.1%
    FNMA, 4.539%, 4/01/20 .............................................       United States           233,599               231,188
    FNMA, 4.60%, 12/01/34 .............................................       United States         1,133,925             1,129,681
                                                                                                                    ----------------
                                                                                                                          1,360,869
                                                                                                                    ----------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 6.3%
    FNMA 15 Year, 4.50%, 6/01/19 - 3/01/20 ............................       United States           768,689               740,950
    FNMA 15 Year, 5.00%, 10/01/17 - 6/01/18 ...........................       United States           876,345               861,661
    FNMA 15 Year, 5.50%, 10/01/16 - 4/01/21 ...........................       United States         2,337,264             2,332,889
    FNMA 15 Year, 6.00%, 4/01/16 - 7/01/16 ............................       United States            37,064                37,647
    FNMA 15 Year, 7.00%, 5/01/12 ......................................       United States             3,802                 3,919
    FNMA 30 Year, 5.00%, 4/01/34 - 4/01/37 ............................       United States        12,768,902            12,187,163
    FNMA 30 Year, 5.50%, 8/01/33 - 2/01/37 ............................       United States        24,440,137            23,970,848


64 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY/
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                                 ORGANIZATION     PRINCIPAL AMOUNT b        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE
    (CONTINUED)
    FNMA 30 Year, 6.00%, 6/01/34 - 7/01/37 ............................       United States        23,881,167       $    23,933,442
    FNMA 30 Year, 6.50%, 6/01/28 - 10/01/36 ...........................       United States         3,575,488             3,646,460
    FNMA 30 Year, 7.50%, 9/01/31 ......................................       United States            27,255                28,511
                                                                                                                    ----------------
                                                                                                                         67,743,490
                                                                                                                    ----------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 0.6%
    GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34 ......................       United States         2,068,015             2,003,737
    GNMA I SF 30 Year, 5.50%, 12/15/32 - 6/15/36 ......................       United States         2,795,341             2,759,833
    GNMA I SF 30 Year, 6.50%, 11/15/31 - 2/15/32 ......................       United States            22,379                22,937
    GNMA I SF 30 Year, 7.00%, 10/15/28 - 6/15/32 ......................       United States           120,321               126,128
    GNMA I SF 30 Year, 7.50%, 9/15/30 .................................       United States             3,875                 4,066
    GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33 .....................       United States           560,598               538,954
    GNMA II SF 30 Year, 6.00%, 11/20/34 ...............................       United States           743,704               748,364
    GNMA II SF 30 Year, 6.50%, 4/20/31 - 2/20/34 ......................       United States           292,945               299,511
    GNMA II SF 30 Year, 7.50%, 1/20/28 - 4/20/32 ......................       United States            73,823                77,129
                                                                                                                    ----------------
                                                                                                                          6,580,659
                                                                                                                    ----------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $127,510,480) ..............                                                 126,149,447
                                                                                                                    ----------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 7.5%
    FHLMC,
       4.375%, 7/17/15 ................................................       United States         2,500,000             2,420,842
       4.50%, 1/15/13 .................................................       United States           580,000               575,790
       4.75%, 1/19/16 .................................................       United States         2,000,000             1,982,742
       4.875%, 11/15/13 ...............................................       United States           150,000               151,103
       5.125%, 10/18/16 ...............................................       United States         5,400,000             5,465,918
       5.50%, 9/15/11 .................................................       United States           300,000               310,345
       6.625%, 9/15/09 ................................................       United States         5,000,000             5,209,090
       7.00%, 3/15/10 .................................................       United States           300,000               318,012
    FNMA,
       1.75%, 3/26/08 .................................................       United States       270,000,000   JPY       2,359,399
       2.125%, 10/09/07 ...............................................       United States       590,000,000   JPY       5,137,140
       4.25%, 5/15/09 .................................................       United States           260,000               259,427
       4.375%, 3/15/13 ................................................       United States         3,100,000             3,058,420
       4.375%, 10/15/15 ...............................................       United States         1,000,000               970,726
       5.00%, 4/15/15 .................................................       United States           250,000               252,747
       5.25%, 1/15/09 .................................................       United States           250,000               252,377
       5.375%, 11/15/11 ...............................................       United States         1,200,000             1,237,998
       5.50%, 3/15/11 .................................................       United States           150,000               154,973
       6.00%, 5/15/11 .................................................       United States           500,000               525,410
       6.125%, 3/15/12 ................................................       United States           900,000               955,716
       6.625%, 11/15/10 ...............................................       United States           350,000               372,252


                                        Quarterly Statements of Investments | 65

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY/
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                                ORGANIZATION    PRINCIPAL AMOUNT b         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    U.S. Treasury Bond,
       6.125%, 11/15/27 ...............................................     United States             150,000       $       173,613
       6.25%, 8/15/23 .................................................     United States           1,600,000             1,838,626
       6.88%, 8/15/25 .................................................     United States           4,790,000             5,909,667
       7.125%, 2/15/23 ................................................     United States           4,980,000             6,182,207
    U.S. Treasury Note,
       3.50%, 12/15/09 ................................................     United States           2,500,000             2,475,392
       4.00%, 4/15/10 .................................................     United States             350,000               350,137
       4.00%, 11/15/12 ................................................     United States             150,000               148,781
       4.125%, 8/15/10 ................................................     United States           1,300,000             1,304,672
       4.25%, 8/15/14 .................................................     United States           2,000,000             1,986,564
       4.25%, 11/15/14 ................................................     United States             600,000               594,422
       4.50%, 9/30/11 .................................................     United States             500,000               506,836
       4.50%, 3/31/12 .................................................     United States           6,000,000             6,074,532
       4.625%, 11/15/16 ...............................................     United States          11,000,000            11,057,585
       4.75%, 5/15/14 .................................................     United States           1,000,000             1,022,813
     g Index Linked, 1.625%, 1/15/15 ..................................     United States           3,272,670             3,132,050
     g Index Linked, 2.00%, 1/15/14 ...................................     United States           6,313,048             6,224,274
                                                                                                                    ----------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
      (COST $80,546,546) ..............................................                                                  80,952,598
                                                                                                                    ----------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 21.5%
  c European Investment Bank, senior note, FRN, 0.781%,
      9/21/11 .........................................................     Supranational h       660,000,000   JPY       5,746,447
c,i Government of Argentina, FRN, 5.475%, 8/03/12 .....................       Argentina            24,837,000            13,905,873
    Government of Canada, 4.25%, 12/01/08 .............................         Canada             16,700,000   CAD      16,802,401
    Government of Indonesia,
       10.25%, 7/15/27 ................................................       Indonesia        28,000,000,000   IDR       3,162,830
       11.00%, 10/15/14 ...............................................       Indonesia         1,800,000,000   IDR         214,671
       12.80%, 6/15/21 ................................................       Indonesia        22,315,000,000   IDR       3,010,048
       13.15%, 1/15/12 ................................................       Indonesia         2,300,000,000   IDR         288,506
       14.25%, 6/15/13 ................................................       Indonesia        35,480,000,000   IDR       4,751,347
       14.275%, 12/15/13 ..............................................       Indonesia        23,637,000,000   IDR       3,196,729
  j Government of Iraq, Reg S, 5.80%, 1/15/28 .........................          Iraq               9,000,000             5,439,375
    Government of Malaysia,
       3.135%, 12/17/07 ...............................................        Malaysia             1,160,000   MYR         340,106
       4.305%, 2/27/09 ................................................        Malaysia            28,625,000   MYR       8,491,019
       6.45%, 7/01/08 .................................................        Malaysia             7,470,000   MYR       2,239,019
       7.00%, 3/15/09 .................................................        Malaysia             2,620,000   MYR         806,952
       8.60%, 12/01/07 ................................................        Malaysia            15,760,000   MYR       4,662,962
    Government of Mexico,
       8.00%, 12/17/15 ................................................         Mexico                350,000 k MXN       3,217,219
       10.00%, 12/05/24 ...............................................         Mexico              1,084,000 k MXN      11,841,671


66 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY/
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                                ORGANIZATION    PRINCIPAL AMOUNT b         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    Government of New Zealand,
       6.00%, 11/15/11 ................................................       New Zealand           1,600,000   NZD $     1,183,997
       6.50%, 4/15/13 .................................................       New Zealand           2,960,000   NZD       2,235,790
    Government of Norway, 5.50%, 5/15/09 ..............................         Norway             25,090,000   NOK       4,700,838
    Government of Peru, 7, 8.60%, 8/12/17 .............................          Peru              15,950,000   PEN       6,052,075
    Government of Poland,
       5.75%, 9/23/22 .................................................         Poland             20,100,000   PLN       7,605,693
       6.00%, 5/24/09 .................................................         Poland             26,270,000   PLN      10,048,723
       6.25%, 10/24/15 ................................................         Poland              3,700,000   PLN       1,455,072
    Government of Singapore,
       1.50%, 4/01/08 .................................................        Singapore              870,000   SGD         584,265
       4.375%, 1/15/09 ................................................        Singapore            1,500,000   SGD       1,040,621
       5.625%, 7/01/08 ................................................        Singapore            7,450,000   SGD       5,145,597
    Government of Slovakia,
       4.80%, 4/14/09 .................................................     Slovak Republic        28,700,000   SKK       1,214,883
       4.90%, 2/11/14 .................................................     Slovak Republic         7,300,000   SKK         312,331
       5.30%, 5/12/19 .................................................     Slovak Republic        26,200,000   SKK       1,156,362
       7.50%, 3/13/12 .................................................     Slovak Republic        59,000,000   SKK       2,779,836
    Government of Sweden,
       5.00%, 1/28/09 .................................................         Sweden             61,635,000   SEK       9,693,276
       5.50%, 10/08/12 ................................................         Sweden             13,990,000   SEK       2,292,692
       6.50%, 5/05/08 .................................................         Sweden             93,950,000   SEK      14,801,671
     l Strip, 9/17/08 .................................................         Sweden             12,000,000   SEK       1,796,182
c,d KfW Bankengruppe, FRN, 0.60%, 8/08/11 .............................         Germany         2,685,000,000   JPY      23,382,991
    Korea Treasury Note,
       4.25%, 9/10/08 .................................................       South Korea       8,175,000,000   KRW       8,840,555
       4.50%, 9/09/08 .................................................       South Korea         600,000,000   KRW         650,343
       4.75%, 3/12/08 .................................................       South Korea       8,900,000,000   KRW       9,702,678
       4.75%, 6/10/09 .................................................       South Korea       4,700,000,000   KRW       5,077,458
    New South Wales Treasury Corp., 8.00%, 3/01/08 ....................        Australia            2,801,000   AUD       2,499,692
    Nota Do Tesouro Nacional,
       9.762%, 1/01/14 ................................................         Brazil                  2,700 m BRL       1,382,563
       9.762%, 1/01/17 ................................................         Brazil                 23,200 m BRL      11,647,895
     n Index Linked, 9.817%, 5/15/15 ..................................         Brazil                  2,000 m BRL       1,734,825
     n Index Linked, 9.817%, 5/15/45 ..................................         Brazil                  1,725 m BRL       1,507,992
    Queensland Treasury Corp., 6.00%, 7/14/09 .........................        Australia            5,300,000   AUD       4,652,646
                                                                                                                    ----------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
      (COST $216,968,118) .............................................                                                 233,296,717
                                                                                                                    ----------------
    TOTAL LONG TERM INVESTMENTS
      (COST $1,014,655,983) ...........................................                                               1,025,109,925
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 67

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY/
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                                 ORGANIZATION     PRINCIPAL AMOUNT b        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 5.8%
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 4.2%
d,l Egypt Treasury Bills, 11/13/07 - 9/30/08 ..........................           Egypt            61,425,000   EGP $    10,583,547
    Government of Malaysia,
       3.17%, 5/15/08 .................................................         Malaysia           12,840,000   MYR       3,759,771
       3.546%, 1/11/08 ................................................         Malaysia            5,400,000   MYR       1,585,056
       3.569%, 2/14/08 ................................................         Malaysia            6,640,000   MYR       1,949,032
    Government of Singapore, 2.625%, 10/01/07 .........................         Singapore           2,180,000   SGD       1,467,322
  l Government of Sweden, Strip, 6/18/08 ..............................          Sweden            12,000,000   SEK       1,813,726
  l Malasia Treasury Bills, 11/01/07 - 2/28/08 ........................         Malaysia           39,910,000   MYR      11,606,746
  l Norway Treasury Bills, 12/19/07 - 9/17/08 .........................          Norway            63,975,000   NOK      11,724,286
  l Sweden Treasury Bill, 12/19/07 ....................................          Sweden             7,115,000   SEK       1,095,794
                                                                                                                    ----------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
      (COST $43,117,615) ..............................................                                                  45,585,280
                                                                                                                    ----------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
      (COST $1,057,773,598) ...........................................                                               1,070,695,205
                                                                                                                    ----------------

                                                                                               ------------------
                                                                                                     SHARES
                                                                                               ------------------
    MONEY MARKET FUND (COST $17,020,997) 1.6%
  o Franklin Institutional Fiduciary Trust Money Market Portfolio,
      4.95% ...........................................................       United States        17,020,997            17,020,997
                                                                                                                    ----------------
    TOTAL INVESTMENTS (COST $1,074,794,595) 100.6% ....................                                               1,087,716,202
    NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACT 0.1% .............                                                   1,337,102
    OTHER ASSETS, LESS LIABILITIES (0.7)% .............................                                                  (7,665,383)
                                                                                                                    ----------------
    NET ASSETS 100.0% .................................................                                             $ 1,081,387,921
                                                                                                                    ================

See Currency and Selected Portfolio Abbreviations on page 123.

a Non-income producing for the twelve months ended September 30, 2007.

b The principal amount is stated in U.S. dollars unless otherwise indicated.

c The coupon rate shown represents the rate at period end.

d Security purchased on a when-issued or delayed delivery basis.

e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2007, the aggregate value of these securities was $63,781,284, representing 5.90% of net assets.

f Rounds to less than 0.1% of net assets.

g Principal amount of security is adjusted for inflation.

h A supranational organization is an entity formed by two or more central governments through international treaties.

i The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

j Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2007, the value of this security was $5,439,375, representing 0.50% of net assets.

k Principal amount is stated in 100 Mexican Peso units.

l The security is traded on a discount basis with no stated coupon rate.

m Principal amount is stated in 1,000 Brazilian Real units.

n Redemption price at maturity is adjusted for inflation.

o The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


68 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND                                                SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    INVESTMENTS IN UNDERLYING FUNDS a
    LONG TERM INVESTMENTS 91.4%
    DOMESTIC EQUITY 30.4%
    Mutual Shares Securities Fund, Class I ........................................................     281,574      $   5,882,078
                                                                                                                     --------------
    DOMESTIC HYBRID 30.3%
    Franklin Income Securities Fund, Class I ......................................................     325,223          5,854,015
                                                                                                                     --------------
    FOREIGN EQUITY 30.7%
    Templeton Growth Securities Fund, Class I .....................................................     369,223          5,937,104
                                                                                                                     --------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $17,410,588) 91.4% ................................                     17,673,197
    OTHER ASSETS, LESS LIABILITIES 8.6% ...........................................................                      1,664,111
                                                                                                                     --------------
    NET ASSETS 100.0% .............................................................................                  $  19,337,308
                                                                                                                     ==============

a See Note 7 regarding investments in Underlying Funds.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 69

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN U.S. GOVERNMENT FUND                                                                  PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 95.4%
  MORTGAGE-BACKED SECURITIES 76.8%
a FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.1%
  FHLMC, 7.14%, 6/01/22 ......................................................................   $      313,175      $     316,850
  FHLMC, 7.151%, 2/01/19 .....................................................................          178,772            181,491
                                                                                                                     --------------
                                                                                                                           498,341
                                                                                                                     --------------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 9.2%
  FHLMC Gold 15 Year, 6.50%, 6/01/08 - 7/01/08 ...............................................           35,816             36,024
  FHLMC Gold 30 Year, 5.00%, 9/01/33 - 4/01/34 ...............................................        9,760,354          9,341,478
  FHLMC Gold 30 Year, 5.00%, 6/01/37 .........................................................        6,944,306          6,625,071
  FHLMC Gold 30 Year, 5.50%, 7/01/33 - 1/01/35 ...............................................        4,812,639          4,724,327
  FHLMC Gold 30 Year, 5.50%, 11/01/34 ........................................................       10,412,750         10,218,842
  FHLMC Gold 30 Year, 6.00%, 1/01/24 - 8/01/35 ...............................................       11,357,525         11,415,371
  FHLMC Gold 30 Year, 6.50%, 11/01/23 - 5/01/35 ..............................................        4,472,275          4,579,430
  FHLMC Gold 30 Year, 7.00%, 4/01/24 - 10/01/32 ..............................................        1,610,988          1,674,149
  FHLMC Gold 30 Year, 7.50%, 12/01/22 - 5/01/24 ..............................................           80,104             84,043
  FHLMC Gold 30 Year, 8.00%, 7/01/21 - 5/01/22 ...............................................           59,868             63,239
  FHLMC Gold 30 Year, 8.50%, 7/01/21 - 7/01/31 ...............................................        2,360,290          2,535,933
  FHLMC PC 30 Year, 8.00%, 1/01/17 - 9/01/17 .................................................           19,385             20,311
  FHLMC PC 30 Year, 8.50%, 9/01/20 ...........................................................            3,441              3,683
                                                                                                                     --------------
                                                                                                                        51,321,901
                                                                                                                     --------------
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.5%
  FNMA, 6.05%, 3/01/20 .......................................................................          208,277            214,220
  FNMA, 7.00%, 2/01/19 .......................................................................          232,371            234,716
  FNMA, 7.031%, 1/01/18 ......................................................................        1,671,723          1,677,736
  FNMA, 7.154%, 9/01/18 ......................................................................          522,204            527,124
  FNMA, 7.233%, 7/01/19 ......................................................................          346,037            347,785
                                                                                                                     --------------
                                                                                                                         3,001,581
                                                                                                                     --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 13.8%
  FNMA 15 Year, 5.50%, 6/01/16 - 11/01/17 ....................................................        1,969,487          1,971,627
  FNMA 15 Year, 6.00%, 8/01/17 - 9/01/17 .....................................................        1,947,666          1,978,128
  FNMA 30 Year, 5.00%, 3/01/34 - 7/01/35 .....................................................        9,973,613          9,535,627
  FNMA 30 Year, 5.50%, 12/01/32 - 8/01/35 ....................................................       18,193,359         17,863,626
  FNMA 30 Year, 6.00%, 1/01/24 - 12/01/34 ....................................................        3,178,425          3,190,708
  FNMA 30 Year, 6.00%, 2/01/36 ...............................................................        8,543,012          8,558,574
  FNMA 30 Year, 6.00%, 2/01/36 ...............................................................        8,721,018          8,736,904
  FNMA 30 Year, 6.00%, 3/01/36 ...............................................................       14,647,697         14,674,379
  FNMA 30 Year, 6.50%, 1/01/24 - 8/01/32 .....................................................        3,573,158          3,673,426
  FNMA 30 Year, 7.50%, 4/01/23 - 8/01/25 .....................................................          167,628            176,063
  FNMA 30 Year, 8.00%, 7/01/16 - 2/01/25 .....................................................          517,998            547,584
  FNMA 30 Year, 8.50%, 10/01/19 - 8/01/21 ....................................................            7,419              7,950
  FNMA 30 Year, 9.00%, 10/01/26 ..............................................................          702,507            764,455
  FNMA PL 30 Year, 5.50%, 4/01/34 ............................................................        5,644,700          5,525,942
                                                                                                                     --------------
                                                                                                                        77,204,993
                                                                                                                     --------------


70 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN U.S. GOVERNMENT FUND                                                                  PRINCIPAL AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 53.2%
  GNMA I SF 30 Year, 5.00%, 6/15/30 - 9/15/36 ................................................   $   35,695,907      $  34,580,465
  GNMA I SF 30 Year, 5.50%, 11/15/28 - 6/15/37 ...............................................       52,588,755         51,914,937
  GNMA I SF 30 Year, 5.50%, 4/15/37 ..........................................................        9,891,271          9,755,641
  GNMA I SF 30 Year, 6.00%, 11/15/23 - 4/15/37 ...............................................       33,307,610         33,556,982
  GNMA I SF 30 Year, 6.00%, 1/15/37 ..........................................................        5,828,518          5,868,428
  GNMA I SF 30 Year, 6.00%, 2/15/37 ..........................................................        9,718,057          9,782,200
  GNMA I SF 30 Year, 6.50%, 5/15/23 - 5/15/37 ................................................       12,518,483         12,833,831
  GNMA I SF 30 Year, 7.00%, 3/15/22 - 1/15/32 ................................................        3,493,206          3,662,706
  GNMA I SF 30 Year, 7.50%, 2/15/17 - 3/15/32 ................................................        1,736,835          1,822,818
  GNMA I SF 30 Year, 8.00%, 2/15/17 - 6/15/24 ................................................          959,114          1,017,077
  GNMA I SF 30 Year, 8.25%, 4/15/25 ..........................................................           21,601             23,237
  GNMA I SF 30 Year, 8.50%, 6/15/22 - 12/15/24 ...............................................          244,722            264,859
  GNMA I SF 30 Year, 9.00%, 6/15/16 - 7/15/20 ................................................          111,551            120,230
  GNMA I SF 30 Year, 9.50%, 7/15/16 - 6/15/21 ................................................          316,428            345,061
  GNMA I SF 30 Year, 10.00%, 10/15/17 - 8/15/21 ..............................................          219,757            249,616
  GNMA II SF 30 Year, 5.00%, 9/20/33 .........................................................       13,175,527         12,669,387
  GNMA II SF 30 Year, 5.00%, 10/20/33 - 11/20/33 .............................................        5,530,516          5,316,542
  GNMA II SF 30 Year, 5.00%, 8/20/35 .........................................................        9,009,334          8,652,032
  GNMA II SF 30 Year, 5.50%, 5/20/34 - 6/20/36 ...............................................       26,370,544         25,936,670
  GNMA II SF 30 Year, 5.50%, 12/20/34 ........................................................       11,436,739         11,253,669
  GNMA II SF 30 Year, 5.50%, 2/20/35 .........................................................        6,665,594          6,556,175
  GNMA II SF 30 Year, 5.50%, 2/20/36 .........................................................       25,985,647         25,546,052
  GNMA II SF 30 Year, 6.00%, 11/20/23 - 5/20/36 ..............................................       10,673,731         10,742,638
  GNMA II SF 30 Year, 6.00%, 9/20/34 .........................................................        8,477,642          8,532,425
  GNMA II SF 30 Year, 6.00%, 1/20/36 .........................................................       12,432,958         12,498,173
  GNMA II SF 30 Year, 6.50%, 12/20/27 - 4/20/34 ..............................................        3,742,430          3,830,817
  GNMA II SF 30 Year, 7.00%, 5/20/32 .........................................................           59,885             62,529
  GNMA II SF 30 Year, 7.50%, 5/20/17 - 5/20/33 ...............................................          690,464            722,105
  GNMA II SF 30 Year, 8.00%, 7/20/16 - 8/20/26 ...............................................           53,322             56,266
  GNMA II SF 30 Year, 9.50%, 4/20/25 .........................................................           11,073             12,128
                                                                                                                     --------------
                                                                                                                       298,185,696
                                                                                                                     --------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $436,291,509) .......................................                         430,212,512
                                                                                                                     --------------
  U.S. GOVERNMENT AND AGENCY SECURITIES 18.6%
  FFCB, 4.45%, 8/27/10 .......................................................................       15,000,000         15,010,965
  FHLB,
     4.875%, 5/14/10 .........................................................................       10,000,000         10,113,390
     5.125%, 8/14/13 .........................................................................       11,000,000         11,232,265
     5.375%, 8/19/11 .........................................................................       12,000,000         12,356,352
b FICO,
     15, Strip, 3/07/16 ......................................................................       15,000,000          9,958,215
     16, Strip, 10/05/10 .....................................................................        4,745,000          4,173,099
  HUD, 96-A,
     7.63%, 8/01/14 ..........................................................................        4,110,000          4,128,639
     7.66%, 8/01/15 ..........................................................................        4,140,000          4,159,086


                                        Quarterly Statements of Investments | 71

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN U.S. GOVERNMENT FUND                                                                  PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
  SBA,
     6.00%, 9/01/18 ..........................................................................   $    3,065,598      $   3,131,867
     6.70%, 12/01/16 .........................................................................        1,121,814          1,154,360
     6.85%, 7/01/17 ..........................................................................        1,184,169          1,222,976
   a FRN, 7.85%, 6/25/19 .....................................................................          490,935            484,069
   a FRN, 8.125%, 3/25/18 ....................................................................          807,076            825,862
     Series 95-L, 6.45%, 12/01/15 ............................................................        1,012,890          1,036,772
  TVA,
     5.88%, 4/01/36 ..........................................................................       10,000,000         10,858,680
     zero cpn. to 4/15/12, 8.25% thereafter, 4/15/42 .........................................        6,000,000          4,972,098
  U.S. Treasury Note,
     3.75%, 5/15/08 ..........................................................................        1,000,000            997,735
     4.75%, 5/15/14 ..........................................................................        8,000,000          8,182,504
                                                                                                                     --------------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $99,361,449) .............................                         103,998,934
                                                                                                                     --------------
  TOTAL LONG TERM INVESTMENTS (COST $535,652,958) ............................................                         534,211,446
                                                                                                                     --------------
  SHORT TERM INVESTMENT (COST $23,469,652) 4.2%
  REPURCHASE AGREEMENT 4.2%
c Joint Repurchase Agreement, 4.656%, 10/01/07 (Maturity Value $23,478,758) ..................       23,469,652         23,469,652
     ABN AMRO Bank NV, New York Branch (Maturity Value $2,176,011)
     Banc of America Securities LLC (Maturity Value $2,176,011)
     Barclays Capital Inc. (Maturity Value $2,176,011)
     BNP Paribas Securities Corp. (Maturity Value $2,176,011)
     Deutsche Bank Securities Inc. (Maturity Value $2,176,011)
     Goldman, Sachs & Co. (Maturity Value $2,176,011)
     Greenwich Capital Markets Inc. (Maturity Value $2,176,011)
     Lehman Brothers Inc. (Maturity Value $1,718,648)
     Merrill Lynch Government Securities Inc. (Maturity Value $2,176,011)
     Morgan Stanley & Co. Inc. (Maturity Value $2,176,011)
     UBS Securities LLC (Maturity Value $2,176,011)
       Collateralized by U.S. Government Agency Securities, 2.84% - 7.25%, 10/05/07 - 8/23/12;
         b U.S. Government Agency Discount Notes, 10/01/07 - 3/05/08;  b U.S. Treasury Bills,
           12/06/07 - 3/27/08; and U.S. Treasury Notes, 4.125% - 4.875%, 4/30/12 - 8/31/12
                                                                                                                     --------------
  TOTAL INVESTMENTS (COST $559,122,610) 99.6% ................................................                         557,681,098
  OTHER ASSETS, LESS LIABILITIES 0.4% ........................................................                           2,506,695
                                                                                                                     --------------
  NET ASSETS 100.0% ..........................................................................                       $ 560,187,793
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 123.

a The coupon rate shown represents the rate at period end.

b The security is traded on a discount basis with no stated coupon rate.

c Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2007, all repurchase agreements had been entered into on September 28, 2007.


72 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ZERO COUPON FUND - 2010                                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT AND AGENCY SECURITIES 99.0%
  FHLMC, Strip,
     7/15/10 ...............................................................................      $     11,150,000   $    9,903,419
     1/15/11 ...............................................................................            10,629,000        9,231,223
  FICO, Strip,
     19, 6/06/10 ...........................................................................             9,800,000        8,745,500
     A, 8/08/10 ............................................................................             7,000,000        6,200,082
  FNMA, Strip,
     8/12/09 ...............................................................................             1,975,000        1,825,431
     8/01/10 ...............................................................................             8,250,000        7,220,821
     8/12/10 ...............................................................................             1,230,000        1,088,914
  International Bank for Reconstruction & Development (Supranational a),
     2, zero cpn., 2/15/11 .................................................................               500,000          429,616
     zero cpn., 2/15/11 ....................................................................             1,392,000        1,196,051
     zero cpn., 2/15/12 ....................................................................             2,800,000        2,287,264
     zero cpn., 2/15/13 ....................................................................             3,287,000        2,555,639
     zero cpn., 8/15/13 ....................................................................             4,100,000        3,108,591
  Resolution Funding, Strip, 10/15/10 ......................................................            10,000,000        8,862,420
  TVA, Strip,
     1/01/10 ...............................................................................               412,000          370,376
     4/15/10 ...............................................................................            12,000,000       10,789,284
     10/15/10 ..............................................................................             1,320,000        1,160,825
     1/15/11 ...............................................................................            10,669,000        9,277,314
     10/15/11 ..............................................................................             7,295,000        6,127,888
  U.S. Treasury, Strip, 2/15/11 ............................................................            29,000,000       25,340,809
  U.S. Treasury, Strip, 2/15/11 ............................................................             1,000,000          872,090
                                                                                                                     ---------------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $110,737,866) ..........................                            116,593,557
                                                                                                                     ---------------


                                        Quarterly Statements of Investments | 73

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ZERO COUPON FUND - 2010                                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $1,246,480) 1.1%
  REPURCHASE AGREEMENTS 1.1%
b Joint Repurchase Agreement, 4.656%, 10/01/07 (Maturity Value $1,246,963) ....................   $      1,246,480   $    1,246,480
     ABN AMRO Bank NV, New York Branch (Maturity Value $115,569)
     Banc of America Securities LLC (Maturity Value $115,569)
     Barclays Capital Inc. (Maturity Value $115,569)
     BNP Paribas Securities Corp. (Maturity Value $115,569)
     Deutsche Bank Securities Inc. (Maturity Value $115,569)
     Goldman, Sachs & Co. (Maturity Value $115,569)
     Greenwich Capital Markets Inc. (Maturity Value $115,569)
     Lehman Brothers Inc. (Maturity Value $91,273)
     Merrill Lynch Government Securities Inc. (Maturity Value $115,569)
     Morgan Stanley & Co. Inc. (Maturity Value $115,569)
     UBS Securities LLC (Maturity Value $115,569)
        Collateralized by U.S. Government Agency Securities, 2.84% - 7.25%, 10/05/07 - 8/23/12;
          c U.S. Government Agency Discount Notes, 10/01/07 - 3/05/08; c U.S. Treasury Bills,
              12/06/07 - 3/27/08; and U.S. Treasury Notes, 4.125% - 4.875%, 4/30/12 - 8/31/12
                                                                                                                     ---------------
  TOTAL INVESTMENTS (COST $111,984,346) 100.1% ................................................                         117,840,037
  OTHER ASSETS, LESS LIABILITIES (0.1)% .......................................................                            (128,726)
                                                                                                                     ---------------
  NET ASSETS 100.0% ...........................................................................                      $  117,711,311
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 123.

a A supranational organization is an entity formed by two or more central governments through international treaties.

b Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2007, all repurchase agreements had been entered into on September 28, 2007.

c The security is traded on a discount basis with no stated coupon rate.


74 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SHARES/WARRANTS/
        MUTUAL DISCOVERY SECURITIES FUND                                             COUNTRY         CONTRACTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS 89.1%
        COMMON STOCKS AND OTHER EQUITY INTERESTS 86.9%
        AIRLINES 0.4%
      a ACE Aviation Holdings Inc., A .......................................        Canada             106,080      $    2,837,476
    a,b ACE Aviation Holdings Inc., A, 144A .................................        Canada               5,465             146,180
      a Northwest Airlines Corp. ............................................    United States          180,786           3,217,991
    a,c Northwest Airlines Corp., Contingent Distribution ...................    United States        8,167,000             694,195
                                                                                                                     ---------------
                                                                                                                          6,895,842
                                                                                                                     ---------------
        AUTOMOBILES 0.3%
a,d,e,f International Automotive Components Group Brazil LLC ................        Brazil             355,744           2,813,935
a,d,e,f International Automotive Components Group Japan LLC .................        Japan               74,174             645,721
a,d,e,f International Automotive Components Group LLC .......................      Luxembourg         1,512,200           1,512,200
a,d,e,f International Automotive Components Group NA LLC ....................    United States          661,800             557,964
                                                                                                                     ---------------
                                                                                                                          5,529,820
                                                                                                                     ---------------
        BEVERAGES 4.7%
        Brown-Forman Corp., A ...............................................    United States            7,400             577,200
        Carlsberg AS, A .....................................................       Denmark               7,100             922,263
        Carlsberg AS, B .....................................................       Denmark             286,147          39,085,362
        Fomento Economico Mexicano SAB de CV, ADR ...........................        Mexico             180,900           6,765,660
        Lotte Chilsung Beverage Co. Ltd. ....................................     South Korea             7,047          10,749,139
      g Pernod Ricard SA ....................................................        France             153,898          33,586,097
                                                                                                                     ---------------
                                                                                                                         91,685,721
                                                                                                                     ---------------
        BUILDING PRODUCTS 1.0%
      a Armstrong World Industries Inc. .....................................    United States           18,780             762,280
    a,c Armstrong World Industries Inc., Contingent Distribution ............    United States        2,084,150               7,816
        KCC Corp. ...........................................................     South Korea            26,001          15,881,293
      a Owens Corning Inc. ..................................................    United States           18,000             450,900
    a,e Owens Corning Inc. (resticted) ......................................    United States           68,601           1,632,532
                                                                                                                     ---------------
                                                                                                                         18,734,821
                                                                                                                     ---------------
        CAPITAL MARKETS 1.3%
        Legg Mason Inc. .....................................................    United States           97,620           8,228,390
        Marfin Investment Group Holdings SA .................................        Greece           1,689,407          16,142,064
                                                                                                                     ---------------
                                                                                                                         24,370,454
                                                                                                                     ---------------
        CHEMICALS 2.4%
    a,c Dow Corning Corp., Contingent Distribution ..........................    United States          300,000             162,000
        Linde AG ............................................................       Germany             190,227          23,737,239
        Sika AG .............................................................     Switzerland            11,409          22,229,907
                                                                                                                     ---------------
                                                                                                                         46,129,146
                                                                                                                     ---------------
        COMMERCIAL BANKS 8.4%
        ABN AMRO Holding NV .................................................     Netherlands           406,862          21,439,347
      a Banco Popolare SpA ..................................................        Italy              932,238          20,885,889
        BNP Paribas SA ......................................................        France             177,929          19,472,356
        Danske Bank AS ......................................................       Denmark             392,608          15,941,661


                                        Quarterly Statements of Investments | 75

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SHARES/WARRANTS/
        MUTUAL DISCOVERY SECURITIES FUND                                             COUNTRY         CONTRACTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        COMMERCIAL BANKS (CONTINUED)
  a,d,e Elephant Capital Holdings Ltd. ......................................        Japan                  783      $      714,486
        First Community Bancorp .............................................    United States           58,619           3,207,045
        Intesa Sanpaolo SpA .................................................        Italy            1,657,231          12,797,687
        Mitsubishi UFJ Financial Group Inc. .................................        Japan            1,186,000          10,696,607
  a,d,e NCB Warrant Holdings Ltd., A ........................................        Japan                3,830             314,941
        Societe Generale, A .................................................        France              90,440          15,177,953
        Sumitomo Mitsui Financial Group Inc. ................................        Japan                1,693          13,190,868
        Svenska Handelsbanken AB, A .........................................        Sweden             276,001           8,567,336
        Swedbank AB, A ......................................................        Sweden             232,801           7,786,409
        U.S. Bancorp ........................................................    United States          451,070          14,673,307
                                                                                                                     ---------------
                                                                                                                        164,865,892
                                                                                                                     ---------------
        COMMERCIAL SERVICES & SUPPLIES 0.3%
      a Comdisco Holding Co. Inc. ...........................................    United States               42                 496
    a,c Comdisco Holding Co. Inc., Contingent Distribution ..................    United States        2,066,357                  --
        Techem AG ...........................................................       Germany              72,500           4,839,791
                                                                                                                     ---------------
                                                                                                                          4,840,287
                                                                                                                     ---------------
        COMPUTERS & PERIPHERALS 0.2%
  a,d,e DecisionOne Corp. ...................................................    United States           21,716                  --
  a,d,e DecisionOne Corp., wts., 6/08/17 ....................................    United States           11,923                  --
      a Dell Inc. ...........................................................    United States          127,990           3,532,524
                                                                                                                     ---------------
                                                                                                                          3,532,524
                                                                                                                     ---------------
        CONSTRUCTION MATERIALS 0.4%
        Ciments Francais SA .................................................        France              22,650           3,982,088
        Hanil Cement Co. Ltd. ...............................................     South Korea            37,479           4,258,977
                                                                                                                     ---------------
                                                                                                                          8,241,065
                                                                                                                     ---------------
        CONSUMER FINANCE 0.8%
  a,d,e Cerberus CG Investor I LLC ..........................................    United States        1,897,400           1,991,701
  a,d,e Cerberus CG Investor II LLC .........................................    United States        1,897,400           1,991,701
  a,d,e Cerberus CG Investor III LLC ........................................    United States          948,700             995,850
  a,d,e Cerberus FIM Investors Auto Finance LLC .............................    United States          445,861             356,038
  a,d,e Cerberus FIM Investors Commercial Finance LLC .......................    United States           56,972              45,495
  a,d,e Cerberus FIM Investors Commercial Mortgage LLC ......................    United States           97,483              77,844
  a,d,e Cerberus FIM Investors Insurance LLC ................................    United States          464,414             370,853
  a,d,e Cerberus FIM Investors Rescap LLC ...................................    United States          985,020             786,578
        SLM Corp. ...........................................................    United States          170,320           8,459,794
                                                                                                                     ---------------
                                                                                                                         15,075,854
                                                                                                                     ---------------
        DIVERSIFIED BANKS 0.4%
a,d,e,h The Bankshares Inc. .................................................    United States          800,000           8,000,000
                                                                                                                     ---------------


76 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SHARES/WARRANTS/
        MUTUAL DISCOVERY SECURITIES FUND                                             COUNTRY         CONTRACTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        DIVERSIFIED FINANCIAL SERVICES 4.2%
        Citigroup Inc. ......................................................    United States           89,050      $    4,155,963
        Deutsche Boerse AG ..................................................       Germany             145,650          19,836,445
        Fortis ..............................................................       Belgium             701,493          20,658,243
      a Fortis, rts., 10/09/07 ..............................................       Belgium             701,493           3,721,485
        Guinness Peat Group PLC .............................................   United Kingdom        2,285,196           3,395,742
        Jardine Matheson Holdings Ltd. ......................................      Hong Kong            429,664          12,288,390
        Jardine Strategic Holdings Ltd. .....................................      Hong Kong          1,191,700          18,828,860
    a,c Marconi Corp., Contingent Distribution ..............................   United Kingdom        1,739,100                  --
    a,b Spinrite Income Fund, 144A ..........................................       Canada               25,700              57,114
                                                                                                                     ---------------
                                                                                                                         82,942,242
                                                                                                                     ---------------
        DIVERSIFIED TELECOMMUNICATION SERVICES 1.1%
  a,d,e AboveNet Inc. .......................................................    United States           16,891             844,550
    a,c AboveNet Inc., Contingent Distribution ..............................    United States          880,000                  --
  a,d,e AboveNet Inc., options to purchase (shares), exercise price
          $20.95, expiration date 9/09/13 ...................................    United States               23                 981
  a,d,e AboveNet Inc., wts., 9/08/08 ........................................    United States              628              29,265
  a,d,e AboveNet Inc., wts., 9/08/10 ........................................    United States              739              32,073
        Belgacom ............................................................       Belgium             109,220           5,068,386
        Chunghwa Telecom Co. Ltd., ADR ......................................       Taiwan              306,164           5,657,911
  a,c,d Global Crossing Holdings Ltd., Contingent Distribution ..............    United States        2,236,777                  --
        Koninklijke (Royal) KPN NV ..........................................     Netherlands           561,200           9,739,983
                                                                                                                     ---------------
                                                                                                                         21,373,149
                                                                                                                     ---------------
        ELECTRIC UTILITIES 0.7%
        E.ON AG .............................................................       Germany              71,250          13,151,334
                                                                                                                     ---------------
        ENERGY EQUIPMENT & SERVICES 5.3%
      a Aker Drilling ASA ...................................................       Norway            1,583,061           9,690,053
        Bourbon SA ..........................................................       France              120,569           7,871,571
      a BW Offshore Ltd. ....................................................       Norway            3,825,934          17,528,671
      a Compagnie Generale de Geophysique SA ................................       France               69,088          22,577,324
      a Dockwise Ltd. .......................................................       Norway              990,080           4,683,009
    d,e MPF Corp. Ltd. ......................................................       Norway            1,460,000           4,603,799
        Petroleum Geo-Services ASA ..........................................       Norway              204,624           5,902,031
      a Seadrill Ltd. .......................................................       Bermuda             913,347          20,541,498
      a Transocean Inc. .....................................................    United States           93,230          10,539,652
                                                                                                                     ---------------
                                                                                                                        103,937,608
                                                                                                                     ---------------
        FOOD & STAPLES RETAILING 2.1%
        Carrefour SA ........................................................       France              506,111          35,460,309
        CVS Caremark Corp. ..................................................    United States          145,008           5,746,667
                                                                                                                     ---------------
                                                                                                                         41,206,976
                                                                                                                     ---------------


                                        Quarterly Statements of Investments | 77

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SHARES/WARRANTS/
        MUTUAL DISCOVERY SECURITIES FUND                                             COUNTRY         CONTRACTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        FOOD PRODUCTS 7.7%
        Cadbury Schweppes PLC ...............................................   United Kingdom          903,313      $   10,481,476
        Cermaq ASA ..........................................................       Norway              418,541           7,763,411
        CSM NV ..............................................................     Netherlands           441,585          14,811,587
        Farmer Brothers Co. .................................................    United States           61,700           1,535,096
        Groupe Danone .......................................................       France              319,916          25,184,018
        Koninklijke Numico NV ...............................................     Netherlands           187,129          14,517,438
        Lotte Confectionary Co. Ltd. ........................................     South Korea             5,166           8,986,311
      a Marine Harvest ......................................................       Norway           18,995,051          24,170,138
        Nestle SA ...........................................................     Switzerland            66,060          29,681,598
        Nong Shim Co. Ltd. ..................................................     South Korea            24,215           5,966,436
        Premier Foods PLC ...................................................   United Kingdom          939,078           4,285,561
        Rieber & Son ASA ....................................................       Norway              400,605           3,956,859
                                                                                                                     ---------------
                                                                                                                        151,339,929
                                                                                                                     ---------------
        HEALTH CARE PROVIDERS & SERVICES 1.4%
a,d,e,f Kindred Healthcare Inc. .............................................    United States           69,402           1,180,840
a,d,e,f Kindred Healthcare Inc., options to purchase (shares):
           exercise price $18.15, expiration date, 7/17/11 ..................    United States              241                  --
           exercise price $19.87, expiration date, 1/01/12 ..................    United States               73                  --
           exercise price $6.94, expiration date, 1/01/13 ...................    United States               73                 735
           exercise price $19.87, expiration date, 1/01/14 ..................    United States               55                  --
           exercise price $21.33, expiration date, 1/10/15 ..................    United States               30                  --
           exercise price $22.08, expiration date, 1/10/16 ..................    United States               16                  --
        MDS Inc. ............................................................       Canada              147,705           3,191,896
      a PharMerica Inc. .....................................................    United States           25,402             378,998
        Quest Diagnostics Inc. ..............................................    United States          154,000           8,896,580
        Rhoen-Klinikum AG ...................................................       Germany             456,430          14,613,038
                                                                                                                     ---------------
                                                                                                                         28,262,087
                                                                                                                     ---------------
        HOTELS, RESTAURANTS & LEISURE 0.2%
        Hilton Hotels Corp. .................................................    United States           86,240           4,009,298
      a Trump Entertainment Resorts Inc. ....................................    United States           67,079             432,659
                                                                                                                     ---------------
                                                                                                                          4,441,957
                                                                                                                     ---------------
        HOUSEHOLD DURABLES 0.1%
        Hunter Douglas NV ...................................................     Netherlands            17,854           1,604,080
                                                                                                                     ---------------
        INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.6%
        Constellation Energy Group ..........................................    United States          125,720          10,785,519
                                                                                                                     ---------------
        INDUSTRIAL CONGLOMERATES 3.5%
        Keppel Corp. Ltd. ...................................................      Singapore          1,647,494          15,968,172
      f Orkla ASA ...........................................................       Norway            2,009,757          35,899,169
        Siemens AG ..........................................................       Germany             114,265          15,684,257
                                                                                                                     ---------------
                                                                                                                         67,551,598
                                                                                                                     ---------------


78 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SHARES/WARRANTS/
        MUTUAL DISCOVERY SECURITIES FUND                                             COUNTRY         CONTRACTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        INSURANCE 5.5%
      a Alleghany Corp. .....................................................    United States            3,910      $    1,587,460
        Allianz SE ..........................................................       Germany              68,510          16,008,491
        Assicurazioni Generali SpA ..........................................        Italy              142,004           6,249,517
      a Berkshire Hathaway Inc., A ..........................................    United States               45           5,332,950
      a Berkshire Hathaway Inc., B ..........................................    United States           11,090          43,827,680
      a Conseco Inc. ........................................................    United States          306,820           4,909,120
        E-L Financial Corp. Ltd. ............................................       Canada                8,478           5,241,961
        Hartford Financial Services Group Inc. ..............................    United States           40,800           3,776,040
  a,d,e Imagine Group Holdings Ltd. .........................................       Bermuda             451,787           5,143,595
        Old Republic International Corp. ....................................    United States          141,125           2,644,683
  a,d,e Olympus Re Holdings Ltd. ............................................    United States            2,140               2,846
        White Mountains Insurance Group Ltd. ................................    United States            9,496           4,935,546
        Zurich Financial Services AG ........................................     Switzerland            28,287           8,487,315
                                                                                                                     ---------------
                                                                                                                        108,147,204
                                                                                                                     ---------------
        MACHINERY 1.2%
        Aker Yards ASA ......................................................       Norway              207,290           2,441,556
        Hanjin Heavy Ind. & Const. Holdings Co. Ltd. ........................     South Korea            11,199             467,441
      a Hanjin Heavy Industries & Construction Holding ......................     South Korea            10,460             931,479
  a,d,e Motor Coach Industries International Inc., wts., 5/27/09 ............    United States                1                  --
        Schindler Holding AG ................................................     Switzerland           308,446          19,480,229
                                                                                                                     ---------------
                                                                                                                         23,320,705
                                                                                                                     ---------------
        MEDIA 5.4%
    a,c Adelphia Communications Corp., Contingent Distribution ..............    United States        3,551,844             622,271
      a Adelphia Recovery Trust .............................................    United States        5,379,562             423,909
    a,c Adelphia Recovery Trust Arahova Contingent Value Vehicle, Contingent
           Distribution, ....................................................    United States          386,774             195,321
    a,c Century Communications Corp., Contingent Distribution ...............    United States        1,074,000                  --
        CJ CGV Co. Ltd. .....................................................     South Korea            92,310           1,689,459
        Daekyo Co. Ltd. .....................................................     South Korea            37,430           3,905,775
        Dow Jones & Co. Inc. ................................................    United States           52,408           3,128,758
        Eutelsat Communications .............................................       France              785,069          19,469,616
      a Liberty Media Holding Corp.-Capital, A ..............................    United States           26,257           3,277,661
        News Corp., A .......................................................    United States          661,780          14,552,542
      a Premiere AG .........................................................       Germany             451,931           9,744,822
        Sun-Times Media Group Inc., A .......................................    United States           95,634             217,089
        Teleperformance .....................................................       France              177,196           6,906,270
      a Time Warner Cable Inc., A ...........................................    United States          115,093           3,775,050
        Time Warner Inc. ....................................................    United States          825,810          15,161,872
    a,d TVMAX Holdings Inc. .................................................    United States            8,935                  --
      a Viacom Inc., B ......................................................    United States          200,520           7,814,264
        Virgin Media Inc. ...................................................    United Kingdom         391,938           9,512,335
        WPP Group PLC .......................................................    United Kingdom         385,950           5,228,657
                                                                                                                     ---------------
                                                                                                                        105,625,671
                                                                                                                     ---------------


                                        Quarterly Statements of Investments | 79

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SHARES/WARRANTS/
        MUTUAL DISCOVERY SECURITIES FUND                                             COUNTRY         CONTRACTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        METALS & MINING 2.3%
        Alcan Inc. ..........................................................       Canada              148,510      $   14,862,881
        Anglo American PLC ..................................................    United Kingdom         333,752          22,464,092
        ArcelorMittal .......................................................     Netherlands            34,716           2,742,275
  d,e,f Esmark Inc. .........................................................    United States              646             529,869
      a Gammon Gold Inc. ....................................................       Canada              348,835           4,163,780
                                                                                                                     ---------------
                                                                                                                         44,762,897
                                                                                                                     ---------------
        MULTI-UTILITIES 2.0%
        Energy East Corp. ...................................................    United States          150,700           4,076,435
        NorthWestern Corp. ..................................................    United States           18,254             495,961
    a,c NorthWestern Corp., Contingent Distribution .........................    United States          552,880              52,257
      a NorthWestern Corp., wts., 11/01/07 ..................................    United States            1,034               4,115
        RWE AG ..............................................................       Germany             138,824          17,429,887
        Suez SA .............................................................       France              296,036          17,435,908
                                                                                                                     ---------------
                                                                                                                         39,494,563
                                                                                                                     ---------------
        MULTILINE RETAIL 0.3%
        Jelmoli Holding AG ..................................................     Switzerland             2,285           6,273,935
                                                                                                                     ---------------
        OIL, GAS & CONSUMABLE FUELS 1.8%
        BP PLC ..............................................................    United Kingdom         944,580          10,969,977
        BP PLC, ADR .........................................................    United Kingdom           9,000             624,150
        Eni SpA .............................................................        Italy               67,710           2,509,626
        Royal Dutch Shell PLC, A ............................................    United Kingdom         390,608          16,132,054
        Total SA, B .........................................................        France              49,296           4,008,565
        Total SA, B, ADR ....................................................        France              19,340           1,567,120
                                                                                                                     ---------------
                                                                                                                         35,811,492
                                                                                                                     ---------------
        PAPER & FOREST PRODUCTS 1.2%
      a Domtar Corp. ........................................................    United States          320,506           2,628,149
        Weyerhaeuser Co. ....................................................    United States          295,340          21,353,082
                                                                                                                     ---------------
                                                                                                                         23,981,231
                                                                                                                     ---------------
        PERSONAL PRODUCTS 0.4%
        Amorepacific Corp. ..................................................     South Korea            11,613           8,666,607
                                                                                                                     ---------------
        PHARMACEUTICALS 1.9%
        Novartis AG .........................................................     Switzerland           249,811          13,788,966
        Pfizer Inc. .........................................................    United States          466,520          11,397,084
        Sanofi-Aventis ......................................................       France              136,303          11,542,386
                                                                                                                     ---------------
                                                                                                                         36,728,436
                                                                                                                     ---------------
        REAL ESTATE 2.6%
      d Canary Wharf Group PLC ..............................................    United Kingdom         185,900           1,932,610
        Great Eagle Holdings Ltd. ...........................................      Hong Kong          1,590,342           6,034,522
        Link REIT ...........................................................      Hong Kong          9,720,348          21,380,027
        Potlatch Corp. ......................................................    United States           58,742           2,645,152


80 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SHARES/WARRANTS/
        MUTUAL DISCOVERY SECURITIES FUND                                             COUNTRY         CONTRACTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        REAL ESTATE (CONTINUED)
        Swire Pacific Ltd., A ...............................................      Hong Kong            950,615      $   11,524,347
        Swire Pacific Ltd., B ...............................................      Hong Kong          2,440,700           5,851,816
        Ventas Inc. .........................................................    United States           33,500           1,386,900
                                                                                                                     ---------------
                                                                                                                         50,755,374
                                                                                                                     ---------------
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
      a LSI Corp. ...........................................................    United States          582,768           4,324,139
                                                                                                                     ---------------
        SOFTWARE 0.8%
        Microsoft Corp. .....................................................    United States          564,890          16,641,659
                                                                                                                     ---------------
        TEXTILES, APPAREL & LUXURY GOODS 0.0% i
        Christian Dior SA ...................................................       France                  968             123,883
                                                                                                                     ---------------
        THRIFTS & MORTGAGE FINANCE 0.7%
        Hudson City Bancorp Inc. ............................................    United States          266,460           4,098,155
        Hypo Real Estate Holding AG .........................................       Germany             161,219           9,196,576
                                                                                                                     ---------------
                                                                                                                         13,294,731
                                                                                                                     ---------------
        TOBACCO 12.0%
        Altria Group Inc. ...................................................    United States          122,821           8,539,744
        British American Tobacco PLC ........................................    United Kingdom       1,610,201          57,731,829
        Imperial Tobacco Group PLC ..........................................    United Kingdom         893,757          40,988,538
        ITC Ltd. ............................................................        India            1,739,520           8,320,397
        Japan Tobacco Inc. ..................................................        Japan                9,321          51,201,802
        KT&G Corp. ..........................................................     South Korea           707,558          55,277,969
        Reynolds American Inc. ..............................................    United States          212,000          13,481,080
                                                                                                                     ---------------
                                                                                                                        235,541,359
                                                                                                                     ---------------
        TRADING COMPANIES & DISTRIBUTORS 1.1%
        Kloeckner & Co. AG ..................................................       Germany             316,116          21,751,728
                                                                                                                     ---------------
        TRANSPORTATION INFRASTRUCTURE 0.0% i
      a Groupe Eurotunnel SA, wts., 12/30/11 ................................       France               11,181               3,667
                                                                                                                     ---------------
        TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
           (COST $1,221,579,230) ............................................                                         1,699,747,186
                                                                                                                     ---------------
        PREFERRED STOCKS 0.1%
        DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% i
    d,e PTV Inc., 10.00%, pfd., A ...........................................    United Kingdom           4,289               4,289
                                                                                                                     ---------------
        METALS & MINING 0.1%
  d,e,f Esmark Inc., 8.00%, cvt. pfd., A ....................................    United States            2,403           2,315,216
                                                                                                                     ---------------
        TOTAL PREFERRED STOCKS (COST $2,416,289) ............................                                             2,319,505
                                                                                                                     ---------------
        OPTIONS PURCHASED 0.6%
        BUILDING PRODUCTS 0.0% i
    a,e Owens Corning Inc., exercise price $37.50, expiration date 1/02/08,
          shares ............................................................    United States           61,197               5,814
                                                                                                                     ---------------


                                        Quarterly Statements of Investments | 81

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
        MUTUAL DISCOVERY SECURITIES FUND                                             COUNTRY          CONTRACTS           VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        OPTIONS PURCHASED (CONTINUED)
        DIVERSIFIED FINANCIAL SERVICES 0.6%
      a Dow Jones EUROSTOXX 50, exercise price $3,750.00, expiration date
          12/21/07, contracts ...............................................    Euro Community          11,877      $      416,670
      a Dow Jones EUROSTOXX 50, exercise price $3,800.00, expiration date
          12/21/07, contracts ...............................................    United States           11,891             328,429
      a Index basket consisting of 70% Dow Jones EUROSTOXX 50 (exercise price
          $4,083.52), 30% S&P 500 Index (exercise price $1,393.76),
           expiration date 7/18/08, contracts ...............................    United States          520,000           2,111,200
      a Index basket consisting of 70% Dow Jones EUROSTOXX 50 (exercise price
          $3,919.03), 30% S&P 500 Index (exercise price $1,343.00),
           expiration date 8/15/08, contracts ...............................    United States          505,000           1,737,200
      a Index basket consisting of 80% Dow Jones EUROSTOXX 50 (exercise price
          $4,018.50), 20% S&P 500 Index (exercise price $1,362.92),
           expiration date 5/23/08, contracts ...............................    United States          517,000           1,349,370
      a Index basket consisting of 80% Dow Jones EUROSTOXX 50 (exercise price
          $4,029.17), 20% S&P 500 Index (exercise price $1,368.36),
           expiration date 5/29/08, contracts ...............................    United States          517,000           1,737,120
      a Index basket consisting of 80% Dow Jones EUROSTOXX 50 (exercise price
          $4,059.77), 20% S&P 500 Index (exercise price $1,379.26),
           expiration date 6/20/08, contracts ...............................    United States          517,000           1,587,190
      a Index basket consisting of 80% Dow Jones EUROSTOXX 50 (exercise price
          $4,089.42), 20% S&P 500 Index (exercise price $1,380.37),
           expiration date 6/20/08, contracts ...............................    United States          517,000           2,005,960
      a S & P 500 Index, exercise price $1,300.00, expiration date 12/22/07,
          contracts .........................................................    United States              100              67,000
      a S & P 500 Index, exercise price $1,350.00, expiration date 12/20/07,
          contracts .........................................................    United States              201             213,060
                                                                                                                     ---------------
                                                                                                                         11,553,199
                                                                                                                     ---------------
        TOTAL OPTIONS PURCHASED (COST $11,535,390) .........................                                             11,559,013
                                                                                                                     ---------------

                                                                                                 ------------------
                                                                                                 PRINCIPAL AMOUNT j
                                                                                                 ------------------
        CORPORATE BONDS & NOTES 1.0%
      b ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 ..............       Canada              234,000 CAD         258,837
    d,e Cerberus CG Investor I LLC, 12.00%, 7/31/14 .........................    United States        1,897,400           1,991,701
    d,e Cerberus CG Investor II LLC, 12.00%, 7/31/14 ........................    United States        1,897,400           1,991,701
    d,e Cerberus CG Investor III LLC, 12.00%, 7/31/14 .......................    United States          948,700             995,850
    d,e Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13 ...........    United States        1,330,339           1,062,329
    d,e Cerberus FIM Investors Commercial Finance LLC, 12.00%, 11/22/13 .....    United States          170,916             136,483
    d,e Cerberus FIM Investors Commercial Mortgage LLC, 12.00%, 11/22/13 ....    United States          292,448             233,531
    d,e Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13 ..............    United States        1,393,244           1,112,561
    d,e Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 .................    United States        2,955,059           2,359,733


82 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
        MUTUAL DISCOVERY SECURITIES FUND                                             COUNTRY     PRINCIPAL AMOUNT j       VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        CORPORATE BONDS & NOTES (CONTINUED)
    d,e DecisionOne Corp.,
           12.00%, 4/15/10 ..................................................    United States        26,575         $       26,575
         k FRN, 10.00%, 5/12/09 .............................................    United States         5,008                  5,008
        Groupe Eurotunnel SA, cvt.,
           3.00%, 7/28/08 ...................................................       France               500 EUR              1,494
           3.00%, 7/28/08 ...................................................       France               682 GBP              2,924
           3.00%, 6/28/09 ...................................................       France               500 EUR              1,444
           3.00%, 6/28/09 ...................................................       France               682 GBP              2,826
           3.00%, 7/28/10 ...................................................       France           394,500 EUR          1,082,998
           3.00%, 7/28/10 ...................................................       France           267,617 GBP          1,054,254
           6.00%, 7/28/10 ...................................................       France           921,000 EUR          1,753,440
           6.00%, 7/28/10 ...................................................       France           689,297 GBP          1,833,796
    d,e International Automotive Components Group NA LLC, 9.00%,
          4/01/17 ...........................................................    United States       407,500                407,500
  d,e,k Motor Coach Industries International Inc., FRN, 16.32%,
          12/01/08 ..........................................................    United States     2,206,733              2,184,666
        Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ....................    United States     1,460,337              1,223,032
      d TVMAX Holdings Inc., PIK,
           11.50%, 11/30/07 .................................................    United States        15,176                 10,623
           14.00%, 11/30/07 .................................................    United States        50,000                 35,000
    d,e Wheeling-Pittsburgh Corp., cvt., 6.00%, 11/15/08 ....................    United States       308,000                308,000
                                                                                                                     ---------------
        TOTAL CORPORATE BONDS & NOTES (COST $21,056,225) ....................                                            20,076,306
                                                                                                                     ---------------
        CORPORATE BONDS & NOTES IN REORGANIZATION 0.2%
  b,f,l Calpine Corp., senior secured note, 144A,
           8.50%, 7/15/10 ...................................................    United States       744,000                807,240
           9.875%, 12/01/11 .................................................    United States       262,000                280,340
           8.75%, 7/15/13 ...................................................    United States       394,000                431,430
    k,l Collins & Aikman Products Co.,
           Revolver, FRN, 11.50%, 8/31/09 ...................................    United States        64,776                 27,530
           Tranche B1 Term Loan, FRN, 11.50%, 8/31/11 .......................    United States       154,200                 65,535
      l Dana Corp.,
           6.50%, 3/01/09 ...................................................    United States       562,000                466,460
           5.85%, 1/15/15 ...................................................    United States     1,607,000              1,277,565
           7.00%, 3/01/29 ...................................................    United States       388,000                316,220
           senior note, 7.00%, 3/15/28 ......................................    United States       116,000                 94,540
    d,l Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 .............    United States         3,000                     15
                                                                                                                     ---------------
        TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
           (COST $3,549,827) ................................................                                             3,766,875
                                                                                                                     ---------------


                                        Quarterly Statements of Investments | 83

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
        MUTUAL DISCOVERY SECURITIES FUND                                             COUNTRY     PRINCIPAL AMOUNT j       VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        GOVERNMENT AGENCIES (COST $5,013,444) 0.3%
        FHLB, 5.22%, 11/14/07 ...............................................    United States        5,000,000      $    5,001,295
                                                                                                                     ---------------
        TOTAL LONG TERM INVESTMENTS (COST $1,265,150,405) ...................                                         1,742,470,180
                                                                                                                     ---------------
        SHORT TERM INVESTMENTS 10.7%
        INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
        SECURITIES 0.4%
        MONEY MARKET FUND (COST $8,177,706) 0.4%
      m Bank of New York Institutional Cash Reserve Fund, 5.48% .............    United States        8,177,706           8,177,706
                                                                                                                     ---------------
        REPURCHASE AGREEMENTS (COST $94,600,000) 4.8%
      n Merril Lynch & Co. Inc., 3.85%, 10/01/07
          (Maturity Value $94,630,351)
           Collateralized by U.S Government Agency Securities, 5.45% - 6.28%
             10/18/21-6/15/27 ...............................................    United States       94,600,000          94,600,000
                                                                                                                     ---------------
        U.S. GOVERNMENT AND AGENCY SECURITIES 5.5%
    o,p FHLB, 10/01/07 - 3/26/08 ............................................    United States       98,669,000          97,914,530
      o U.S. Treasury Bill, 11/01/07 ........................................    United States       10,000,000           9,970,830
                                                                                                                     ---------------
        TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
           (COST $107,575,886) ..............................................                                           107,885,360
                                                                                                                     ---------------
        TOTAL SHORT TERM INVESTMENTS (COST $210,353,592) ....................                                           210,663,066
                                                                                                                     ---------------
        TOTAL INVESTMENTS (COST $1,475,503,997) 99.8% .......................                                         1,953,133,246
        SECURITIES SOLD SHORT 0.0% i ........................................                                              (114,737)
        NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (1.3)% ............                                           (26,247,256)
        OTHER ASSETS, LESS LIABILITIES 1.5% .................................                                            30,214,196
                                                                                                                     ---------------
        NET ASSETS 100.0% ...................................................                                        $1,956,985,449
                                                                                                                     ===============

                                                                                                  ----------------
                                                                                                       SHARES
                                                                                                  ----------------
        SECURITIES SOLD SHORT 0.0% i
        TEXTILES, APPAREL & LUXURY GOODS 0.0% i
        LVMH Moet Hennessy Louis Vuitton ....................................       France                  957      $      114,737
                                                                                                                     ===============


84 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------
        MUTUAL DISCOVERY SECURITIES FUND
--------------------------------------------------------------------------------

See Currency and Selected Portfolio Abbreviations on page 123.

a Non-income producing for the twelve months ended September 30, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2007, the aggregate value of these securities was $1,981,141, representing 0.10% of net assets.

c Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

d Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2007, the aggregate value of these securities was $61,608,869, representing 3.10% of net assets.

e See Note 5 regarding restricted securities.

f See Note 8 regarding other considerations.

g A portion or all of the security is on loan as of September 30, 2007.

h See Note 6 regarding holdings of 5% voting securities.

i Rounds to less than 0.1% of net assets.

j The principal amount is stated in U.S. dollars unless otherwise indicated.

k The coupon rate shown represents the rate at period end.

l Defaulted security.

m The rate shown is the annualized seven-day yield at period end.

n At September 30, 2007, all repurchase agreements had been entered into on September 28, 2007.

o The security is traded on a discount basis with no stated coupon rate.

p Securities segregated with broker for securities sold short.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 85

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 SHARES/WARRANTS/
        MUTUAL SHARES SECURITIES FUND                                               COUNTRY          CONTRACTS           VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS 93.10%
        COMMON STOCKS AND OTHER EQUITY INTERESTS 90.6%
        AEROSPACE & DEFENSE 0.1%
      a GenCorp Inc. ........................................................    United States         494,180      $     5,910,393
                                                                                                                    ----------------
        AIR FREIGHT & LOGISTICS 0.3%
        Deutsche Post AG ....................................................       Germany            606,966           17,623,498
                                                                                                                    ----------------
        AIRLINES 0.5%
      a ACE Aviation Holdings Inc., A .......................................       Canada             424,500           11,354,719
      a ACE Aviation Holdings Inc., A .......................................       Canada             140,607            3,761,020
    a,b ACE Aviation Holdings Inc., A, 144A .................................       Canada              28,980              775,170
      a Northwest Airlines Corp. ............................................    United States         612,500           10,902,500
    a,c Northwest Airlines Corp., Contingent Distribution ...................    United States      27,670,000            2,351,950
                                                                                                                    ----------------
                                                                                                                         29,145,359
                                                                                                                    ----------------
        AUTO COMPONENTS 0.3%
        Lear Corp. ..........................................................    United States         548,392           17,603,383
                                                                                                                    ----------------
        AUTOMOBILES 1.8%
        DaimlerChrysler AG ..................................................       Germany            350,712           35,380,638
        General Motors Corp. ................................................    United States       1,481,910           54,386,097
a,d,e,f International Automotive Components Group Brazil LLC ................       Brazil           1,451,684           11,482,820
a,d,e,f International Automotive Components Group Japan LLC .................        Japan             269,643            2,347,375
a,d,e,f International Automotive Components Group LLC .......................      Luxembourg        6,170,474            6,170,474
a,d,e,f International Automotive Components Group NA LLC ....................    United States       2,365,400            1,994,269
                                                                                                                    ----------------
                                                                                                                        111,761,673
                                                                                                                    ----------------
        BEVERAGES 1.8%
        Brown-Forman Corp., A ...............................................    United States           7,455              581,490
        Brown-Forman Corp., B ...............................................    United States          84,285            6,313,789
        Coca-Cola Enterprises Inc. ..........................................    United States       1,908,903           46,233,631
      g Pernod Ricard SA ....................................................       France             290,822           63,467,854
                                                                                                                    ----------------
                                                                                                                        116,596,764
                                                                                                                    ----------------
        BUILDING PRODUCTS 0.4%
      a Armstrong World Industries Inc. .....................................    United States          87,406            3,547,794
    a,c Armstrong World Industries Inc., Contingent Distribution ............    United States       9,894,225               37,104
      a Owens Corning Inc. ..................................................    United States         570,519           14,291,501
    a,d Owens Corning Inc. (restricted) .....................................    United States         250,462            5,960,369
                                                                                                                    ----------------
                                                                                                                         23,836,768
                                                                                                                    ----------------
        CAPITAL MARKETS 0.5%
        Legg Mason Inc. .....................................................    United States         183,840           15,495,874
        The Bear Stearns Cos. Inc. ..........................................    United States         108,277           13,297,498
                                                                                                                    ----------------
                                                                                                                         28,793,372
                                                                                                                    ----------------


86 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 SHARES/WARRANTS/
        MUTUAL SHARES SECURITIES FUND                                               COUNTRY          CONTRACTS           VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        CHEMICALS 1.1%
    a,c Dow Corning Corp., Contingent Distribution ..........................    United States         650,000      $       351,000
        Koninklijke DSM NV ..................................................     Netherlands          565,862           30,544,034
        Linde AG ............................................................       Germany            287,541           35,880,444
                                                                                                                    ----------------
                                                                                                                         66,775,478
                                                                                                                    ----------------
        COMMERCIAL BANKS 7.2%
        ABN AMRO Holding NV .................................................     Netherlands          577,464           30,429,116
        ABN AMRO Holding NV, ADR ............................................     Netherlands            5,300              278,250
      a Banco Popolare SpA ..................................................        Italy           1,077,265           24,135,079
      a Centennial Bank Holdings Inc. .......................................    United States       1,288,316            8,245,222
        Danske Bank AS ......................................................       Denmark          1,257,361           51,054,545
  a,d,e Elephant Capital Holdings Ltd. ......................................       Japan                4,825            4,403,743
        Intesa Sanpaolo SpA .................................................        Italy           6,106,392           47,155,583
        Mitsubishi UFJ Financial Group Inc. .................................        Japan           3,143,000           28,346,911
  a,d,e NCB Warrant Holdings Ltd., A ........................................        Japan              23,570            1,938,161
        Societe Generale, A .................................................        France            190,202           31,920,356
        Sumitomo Mitsui Financial Group Inc. ................................        Japan               2,991           23,304,126
        Swedbank AB, A ......................................................        Sweden            962,179           32,181,648
        U.S. Bancorp ........................................................    United States       4,004,245          130,258,090
        UnionBanCal Corp. ...................................................    United States         243,152           14,202,508
        Wachovia Corp. ......................................................    United States         488,275           24,486,991
                                                                                                                    ----------------
                                                                                                                        452,340,329
                                                                                                                    ----------------
        COMMERCIAL SERVICES & SUPPLIES 0.0% h
      a Comdisco Holding Co. Inc. ...........................................    United States             170                2,006
    a,c Comdisco Holding Co. Inc., Contingent Distribution ..................    United States       8,175,255                   --
                                                                                                                    ----------------
                                                                                                                              2,006
                                                                                                                    ----------------
        COMMUNICATIONS EQUIPMENT 1.4%
        Motorola Inc. .......................................................    United States       4,756,113           88,130,774
                                                                                                                    ----------------
        COMPUTERS & PERIPHERALS 1.5%
  a,d,e DecisionOne Corp. ...................................................    United States         108,227                   --
  a,d,e DecisionOne Corp., wts., 6/08/17 ....................................    United States          59,425                   --
      a Dell Inc. ...........................................................    United States       2,451,046           67,648,870
      a Lexmark International Inc., A .......................................    United States         708,034           29,404,652
                                                                                                                    ----------------
                                                                                                                         97,053,522
                                                                                                                    ----------------
        CONSTRUCTION MATERIALS 0.5%
        Florida Rock Industries Inc. ........................................    United States         554,100           34,625,709
                                                                                                                    ----------------
        CONSUMER FINANCE 1.5%
  a,d,e Cerberus CG Investor I LLC ..........................................    United States       7,173,000            7,529,498
  a,d,e Cerberus CG Investor II LLC .........................................    United States       7,173,000            7,529,498
  a,d,e Cerberus CG Investor III LLC ........................................    United States       3,586,500            3,764,749
  a,d,e Cerberus FIM Investors Auto Finance LLC .............................    United States       1,718,514            1,372,302
  a,d,e Cerberus FIM Investors Commercial Finance LLC .......................    United States         219,591              175,352


                                        Quarterly Statements of Investments | 87

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 SHARES/WARRANTS/
        MUTUAL SHARES SECURITIES FUND                                              COUNTRY           CONTRACTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        CONSUMER FINANCE (CONTINUED)
  a,d,e Cerberus FIM Investors Commercial Mortgage LLC ......................    United States         375,735      $       300,040
  a,d,e Cerberus FIM Investors Insurance LLC ................................    United States       1,790,026            1,429,407
  a,d,e Cerberus FIM Investors Rescap LLC ...................................    United States       3,796,633            3,031,763
        SLM Corp. ...........................................................    United States       1,437,437           71,397,496
                                                                                                                    ----------------
                                                                                                                         96,530,105
                                                                                                                    ----------------
        CONTAINERS & PACKAGING 0.7%
        Temple-Inland Inc. ..................................................    United States         843,489           44,392,826
                                                                                                                    ----------------
        DIVERSIFIED CONSUMER SERVICES 0.3%
        H&R Block Inc. ......................................................    United States         742,952           15,735,723
                                                                                                                    ----------------
        DIVERSIFIED FINANCIAL SERVICES 2.0%
        Citigroup Inc. ......................................................    United States       1,299,798           60,661,572
        Fortis ..............................................................       Belgium          1,827,603           53,821,017
      a Fortis, rts., 10/09/07 ..............................................       Belgium          1,827,603            9,695,602
    a,c Marconi Corp., Contingent Distribution ..............................   United Kingdom       9,945,700                   --
                                                                                                                    ----------------
                                                                                                                        124,178,191
                                                                                                                    ----------------
        DIVERSIFIED TELECOMMUNICATION SERVICES 2.5%
a,d,e,f AboveNet Inc. .......................................................    United States          56,964            2,848,200
a,c,d,f AboveNet Inc., Contingent Distribution ..............................    United States       2,897,000                   --
  a,e,f AboveNet Inc., options to purchase (shares), exercise price $20.95,
          expiration date 9/09/13 ...........................................    United States              78                3,327
a,d,e,f AboveNet Inc., wts., 9/08/08 ........................................    United States           2,546              118,643
a,d,e,f AboveNet Inc., wts., 9/08/10 ........................................    United States           2,995              129,983
        BCE Inc. ............................................................        Canada            745,640           29,917,076
        Chunghwa Telecom Co. Ltd., ADR ......................................        Taiwan             87,531            1,617,573
        Embarq Corp. ........................................................    United States         354,583           19,714,815
  a,c,d Global Crossing Holdings Ltd., Contingent Distribution ..............    United States       9,005,048                   --
        Koninklijke (Royal) KPN NV ..........................................     Netherlands          739,394           12,832,654
        Telefonica SA .......................................................        Spain           1,182,590           33,105,830
        Verizon Communications Inc. .........................................    United States       1,271,173           56,287,540
                                                                                                                    ----------------
                                                                                                                        156,575,641
                                                                                                                    ----------------

        ELECTRIC UTILITIES 1.5%
        E.ON AG .............................................................       Germany            450,903           83,227,731
        Exelon Corp. ........................................................    United States         153,797           11,590,142
                                                                                                                    ----------------
                                                                                                                         94,817,873
                                                                                                                    ----------------
        ELECTRONIC EQUIPMENT & INSTRUMENTS 0.7%
        Tyco Electronics Ltd. ...............................................    United States       1,246,682           44,344,479
                                                                                                                    ----------------
        ENERGY EQUIPMENT & SERVICES 1.0%
      a Seadrill Ltd. .......................................................       Bermuda          1,417,088           31,870,812
      a Transocean Inc. .....................................................    United States         287,781           32,533,642
                                                                                                                    ----------------
                                                                                                                         64,404,454
                                                                                                                    ----------------


88 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 SHARES/WARRANTS/
        MUTUAL SHARES SECURITIES FUND                                              COUNTRY           CONTRACTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        FOOD & STAPLES RETAILING 3.4%
        Carrefour SA ........................................................       France             689,846      $    48,333,572
        CVS Caremark Corp. ..................................................    United States       1,670,318           66,194,702
        Kroger Co. ..........................................................    United States       1,450,307           41,362,756
        Wal-Mart Stores Inc. ................................................    United States       1,350,782           58,961,634
                                                                                                                    ----------------
                                                                                                                        214,852,664
                                                                                                                    ----------------
        FOOD PRODUCTS 3.7%
        Cadbury Schweppes PLC ...............................................   United Kingdom       4,953,453           57,476,753
        General Mills Inc. ..................................................    United States         281,699           16,341,359
        Groupe Danone .......................................................       France             303,941           23,926,454
        Koninklijke Numico NV ...............................................     Netherlands          359,368           27,879,712
        Kraft Foods Inc., A .................................................    United States       1,372,924           47,379,607
        Nestle SA ...........................................................     Switzerland          138,993           62,451,322
                                                                                                                    ----------------
                                                                                                                        235,455,207
                                                                                                                    ----------------
        HEALTH CARE EQUIPMENT & SUPPLIES 1.3%
      a Covidien Ltd. .......................................................    United States       1,032,122           42,833,063
        Dade Behring Holdings Inc. ..........................................    United States         276,497           21,110,546
        Hillenbrand Industries Inc. .........................................    United States         342,585           18,849,027
                                                                                                                    ----------------
                                                                                                                         82,792,636
                                                                                                                    ----------------
        HEALTH CARE PROVIDERS & SERVICES 1.8%
      a Community Health Systems Inc. .......................................    United States       1,202,282           37,799,746
a,d,e,f Kindred Healthcare Inc. .............................................    United States         166,003            2,824,458
a,d,e,f Kindred Healthcare Inc., options to purchase (shares):
           exercise price $18.15, expiration date, 7/17/11 ..................    United States             578                   --
           exercise price $19.87, expiration date, 1/01/12 ..................    United States             172                   --
           exercise price $6.94, expiration date, 1/01/13 ...................    United States             171                1,723
           exercise price $19.87, expiration date, 1/01/14 ..................    United States             127                   --
           exercise price $21.33, expiration date, 1/10/15 ..................    United States              72                   --
           exercise price $22.08, expiration date, 1/10/16 ..................    United States              37                   --
        MDS Inc. ............................................................       Canada             521,262           11,264,438
      a PharMerica Inc. .....................................................    United States          60,761              906,554
        Quest Diagnostics Inc. ..............................................    United States         638,453           36,883,430
      a Tenet Healthcare Corp. ..............................................    United States       6,379,987           21,436,756
                                                                                                                    ----------------
                                                                                                                        111,117,105
                                                                                                                    ----------------
        HOTELS, RESTAURANTS & LEISURE 1.3%
        Hilton Hotels Corp. .................................................    United States       1,361,380           63,290,556
      a Trump Entertainment Resorts Inc. ....................................    United States         370,093            2,387,100
        Wyndham Worldwide Corp. .............................................    United States         432,314           14,162,607
                                                                                                                    ----------------
                                                                                                                         79,840,263
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 89

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 SHARES/WARRANTS/
        MUTUAL SHARES SECURITIES FUND                                              COUNTRY           CONTRACTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        HOUSEHOLD DURABLES 0.8%
        Beazer Homes USA Inc. ...............................................    United States         527,656      $     4,353,162
        Koninklijke Philips Electronics NV ..................................     Netherlands        1,020,924           46,080,492
                                                                                                                    ----------------
                                                                                                                         50,433,654
                                                                                                                    ----------------
        INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 2.0%
        Constellation Energy Group ..........................................    United States         774,016           66,402,832
        TXU Corp. ...........................................................    United States         823,823           56,407,161
                                                                                                                    ----------------
                                                                                                                        122,809,993
                                                                                                                    ----------------
        INDUSTRIAL CONGLOMERATES 3.9%
        Keppel Corp. Ltd. ...................................................      Singapore         3,905,323           37,851,956
      f Orkla ASA ...........................................................       Norway           5,362,549           95,788,223
        Siemens AG ..........................................................       Germany            590,321           81,028,715
        Tyco International Ltd. .............................................    United States         667,699           29,605,774
                                                                                                                    ----------------
                                                                                                                        244,274,668
                                                                                                                    ----------------
        INSURANCE 7.7%
      a Alleghany Corp. .....................................................    United States          22,894            9,294,964
        Allianz SE ..........................................................       Germany            157,848           36,883,787
        American International Group Inc. ...................................    United States         524,518           35,483,643
      a Berkshire Hathaway Inc., A ..........................................    United States             149           17,657,990
      a Berkshire Hathaway Inc., B ..........................................    United States          41,850          165,391,200
      a Conseco Inc. ........................................................    United States       1,091,457           17,463,312
        Hartford Financial Services Group Inc. ..............................    United States         302,199           27,968,517
        Nationwide Financial Services Inc., A ...............................    United States         102,329            5,507,347
        Old Republic International Corp. ....................................    United States       2,329,142           43,648,121
  a,d,e Olympus Re Holdings Ltd. ............................................    United States          16,280               21,652
        Prudential Financial Inc. ...........................................    United States         188,225           18,366,996
        The Travelers Cos. Inc. .............................................    United States         320,496           16,133,769
        White Mountains Insurance Group Ltd. ................................    United States         126,185           65,584,654
        Zurich Financial Services AG ........................................     Switzerland           77,345           23,206,822
                                                                                                                    ----------------
                                                                                                                        482,612,774
                                                                                                                    ----------------
        IT SERVICES 0.8%
      a Alliance Data Systems Corp. .........................................    United States         372,516           28,847,639
      a CheckFree Corp. .....................................................    United States         443,879           20,658,129
                                                                                                                    ----------------
                                                                                                                         49,505,768
                                                                                                                    ----------------
        LEISURE EQUIPMENT & PRODUCTS 0.7%
        Mattel Inc. .........................................................    United States       1,994,310           46,786,513
                                                                                                                    ----------------
        MACHINERY 0.2%
        Federal Signal Corp. ................................................    United States         930,921           14,298,947
  a,d,e Motor Coach Industries International Inc., wts., 5/27/09 ............    United States               2                   --
                                                                                                                    ----------------
                                                                                                                         14,298,947
                                                                                                                    ----------------


90 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 SHARES/WARRANTS/
        MUTUAL SHARES SECURITIES FUND                                                COUNTRY         CONTRACTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        MARINE 1.0%
        A.P. Moller - Maersk AS .............................................      Denmark               4,478      $    61,508,518
                                                                                                                    ----------------
        MEDIA 6.6%
    a,c Adelphia Communications Corp., Contingent Distribution ..............    United States      17,773,000            3,130,458
      a Adelphia Recovery Trust .............................................    United States      29,283,354            2,307,528
    a,c Adelphia Recovery Trust Arahova Contingent Value Vehicle,
          Contingent Distribution, ..........................................    United States       1,955,453              987,504
      a Cablevision Systems Corp., A ........................................    United States         628,581           21,962,620
    a,c Century Communications Corp., Contingent Distribution ...............    United States       5,487,000                   --
      a Comcast Corp., A ....................................................    United States       2,110,977           50,579,009
      a Liberty Media Holding Corp.-Capital, A ..............................    United States         321,349           40,113,996
        News Corp., A .......................................................    United States       3,753,992           82,550,284
        Sun-Times Media Group Inc., A .......................................    United States         598,729            1,359,115
      a Time Warner Cable Inc., A ...........................................    United States         612,196           20,080,029
        Time Warner Inc. ....................................................    United States       3,765,929           69,142,456
    a,d TVMAX Holdings Inc. .................................................    United States          35,609                   --
      a Viacom Inc., B ......................................................    United States       1,131,397           44,090,541
        Virgin Media Inc. ...................................................   United Kingdom       2,334,742           56,664,188
        WPP Group PLC .......................................................   United Kingdom       1,740,452           23,578,771
                                                                                                                    ----------------
                                                                                                                        416,546,499
                                                                                                                    ----------------
        METALS & MINING 2.1%
        Alcan Inc. ..........................................................       Canada             415,912           41,624,473
        Alcoa Inc. ..........................................................    United States         243,554            9,527,833
        Anglo American PLC ..................................................   United Kingdom         500,875           33,712,763
        ArcelorMittal .......................................................     Netherlands          551,246           43,543,847
d,e,f,i Esmark Inc. .........................................................    United States           3,549            2,910,996
                                                                                                                    ----------------
                                                                                                                        131,319,912
                                                                                                                    ----------------
        MULTI-UTILITIES & UNREGULATED POWER 1.5%
        Energy East Corp. ...................................................    United States         749,448           20,272,569
        NorthWestern Corp. ..................................................    United States         109,003            2,961,612
    a,c Northwestern Corp., Contingent Distribution .........................    United States       3,365,650              318,104
      a NorthWestern Corp., wts., 11/01/07 ..................................    United States           6,339               25,229
        RWE AG ..............................................................       Germany            357,511           44,886,880
        Suez SA .............................................................        France            418,131           24,627,050
                                                                                                                    ----------------
                                                                                                                         93,091,444
                                                                                                                    ----------------
        OIL, GAS & CONSUMABLE FUELS 2.1%
        BP PLC ..............................................................   United Kingdom       3,111,254           36,132,869
        BP PLC, ADR .........................................................   United Kingdom           5,003              346,958
        Royal Dutch Shell PLC, A ............................................   United Kingdom       1,785,331           73,733,913
        Total SA, B .........................................................       France             301,983           24,556,117
                                                                                                                    ----------------
                                                                                                                        134,769,857
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 91

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 SHARES/WARRANTS/
        MUTUAL SHARES SECURITIES FUND                                                COUNTRY         CONTRACTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        PAPER & FOREST PRODUCTS 3.9%
      a Domtar Corp. ........................................................    United States       2,088,625      $    17,126,725
        International Paper Co. .............................................    United States       2,427,000           87,056,490
        MeadWestvaco Corp. ..................................................    United States       1,553,006           45,860,267
        Mondi Ltd. ..........................................................     South Africa          55,042              549,687
        Mondi Plc ...........................................................   United Kingdom         137,603            1,309,429
        Weyerhaeuser Co. ....................................................    United States       1,265,274           91,479,310
                                                                                                                    ----------------
                                                                                                                        243,381,908
                                                                                                                    ----------------
        PHARMACEUTICALS 2.9%
        Bristol-Myers Squibb Co. ............................................    United States         943,859           27,202,017
        Novartis AG .........................................................     Switzerland          605,496           33,421,923
        Pfizer Inc. .........................................................    United States       2,784,652           68,029,048
        Sanofi-Aventis ......................................................       France             475,105           40,232,755
        Valeant Pharmaceuticals International ...............................    United States         766,061           11,858,624
                                                                                                                    ----------------
                                                                                                                        180,744,367
                                                                                                                    ----------------
        REAL ESTATE 1.0%
      a Alexander's Inc. ....................................................    United States           7,651            2,949,460
        Archstone-Smith Trust ...............................................    United States         353,000           21,229,420
      d Canary Wharf Group PLC ..............................................   United Kingdom       1,535,898           15,967,143
        Link REIT ...........................................................      Hong Kong         6,292,753           13,840,989
        Potlatch Corp. ......................................................    United States          28,405            1,279,077
        The St. Joe Co. .....................................................    United States         156,936            5,274,619
        Ventas Inc. .........................................................    United States          57,870            2,395,818
                                                                                                                    ----------------
                                                                                                                         62,936,526
                                                                                                                    ----------------
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.6%
      a LSI Corp. ...........................................................    United States       5,045,983           37,441,194
                                                                                                                    ----------------
        SOFTWARE 1.2%
        Microsoft Corp. .....................................................    United States       2,665,626           78,529,342
                                                                                                                    ----------------
        SPECIALTY RETAIL 1.1%
        The Home Depot Inc. .................................................    United States       2,086,093           67,672,857
                                                                                                                    ----------------
        TEXTILES, APPAREL & LUXURY GOODS 0.0% h
        Christian Dior SA ...................................................       France               5,676              726,404
                                                                                                                    ----------------
        THRIFTS & MORTGAGE FINANCE 1.6%
        Hudson City Bancorp Inc. ............................................    United States       3,606,515           55,468,201
        Sovereign Bancorp Inc. ..............................................    United States       1,069,947           18,231,897
        Washington Mutual Inc. ..............................................    United States         705,249           24,902,342
                                                                                                                    ----------------
                                                                                                                         98,602,440
                                                                                                                    ----------------
        TOBACCO 9.3%
        Altadis SA ..........................................................       Spain              906,628           63,793,768
        Altria Group Inc. ...................................................    United States       1,107,736           77,020,884


92 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 SHARES/WARRANTS/
        MUTUAL SHARES SECURITIES FUND                                              COUNTRY           CONTRACTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        TOBACCO (CONTINUED)
        British American Tobacco PLC ........................................   United Kingdom       4,320,987      $   154,923,814
        British American Tobacco PLC, ADR ...................................   United Kingdom           4,218              303,612
        Imperial Tobacco Group PLC ..........................................   United Kingdom       2,099,706           96,294,496
        Japan Tobacco Inc. ..................................................       Japan                7,615           41,830,460
        KT&G Corp. ..........................................................    South Korea         1,111,310           86,821,094
        Reynolds American Inc. ..............................................   United States        1,027,623           65,346,546
                                                                                                                    ----------------
                                                                                                                        586,334,674
                                                                                                                    ----------------
        TRANSPORTATION INFRASTRUCTURE 0.0% h
      a Groupe Eurotunnel SA, wts., 12/30/11 ................................       France             160,159               52,533
                                                                                                                    ----------------
        WIRELESS TELECOMMUNICATION SERVICES 0.5%
        Alltel Corp. ........................................................    United States         476,692           33,215,899
                                                                                                                    ----------------
        TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
           (COST $4,574,685,321) ............................................                                         5,692,832,886
                                                                                                                    ----------------
        PREFERRED STOCKS 0.2%
        DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% h
      e PTV Inc., 10.00%, pfd., A ...........................................   United Kingdom          17,300               17,300
                                                                                                                    ----------------
        METALS & MINING 0.2%
d,e,f,i Esmark Inc., 8.00%, cvt. pfd., A ....................................    United States          13,200           12,715,970
                                                                                                                    ----------------
        TOTAL PREFERRED STOCKS (COST $13,252,326) ...........................                                            12,733,270
                                                                                                                    ----------------
        OPTIONS PURCHASED 0.4%
        BUILDING PRODUCTS 0.0% h
    a,e Owens Corning Inc., exercise price $37.50, expiration date 1/02/08,
          shares ............................................................    United States         223,431               21,226
                                                                                                                    ----------------
        DIVERSIFIED FINANCIAL SERVICES 0.4%
      a Dow Jones EUROSTOXX 50, exercise price $4088.73,
          expiration date 6/20/08, contracts ................................    United States          50,341            8,204,073
      a Index basket consisting of 70% Dow Jones EUROSTOXX 50
          (exercise price $4,083.52), 30% S&P 500 Index
          (exercise price $1,393.76), expiration date 7/18/08, contracts ....    United States         515,460            1,690,709
      a S & P 500 Index, exercise price $1250.00, expiration date 6/21/08,
          contracts .........................................................    United States           2,087            3,944,430
      a S & P 500 Index, exercise price $1375.00, expiration date 6/21/08,
          contracts .........................................................    United States           2,818           10,398,420
                                                                                                                    ----------------
                                                                                                                         24,237,632
                                                                                                                    ----------------
        TOTAL OPTIONS PURCHASED (COST $28,045,833) ..........................                                            24,258,858
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 93

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
        MUTUAL SHARES SECURITIES FUND                                         COUNTRY       PRINCIPAL AMOUNT k            VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        CORPORATE BONDS & NOTES 1.6%
      b ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 .........       Canada          1,242,000 CAD        $     1,373,825
    d,e Cerberus CG Investor I LLC, 12.00%, 7/31/14 ....................    United States      7,173,000                  7,529,498
    d,e Cerberus CG Investor II LLC, 12.00%, 7/31/14 ...................    United States      7,173,000                  7,529,498
    d,e Cerberus CG Investor III LLC, 12.00%, 7/31/14 ..................    United States      3,586,500                  3,764,749
    d,e Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13 ......    United States      5,127,624                  4,094,613
    d,e Cerberus FIM Investors Commercial Finance LLC, 12.00%,
          11/22/13 .....................................................    United States        658,773                    526,056
    d,e Cerberus FIM Investors Commercial Mortgage LLC, 12.00%,
          11/22/13 .....................................................    United States      1,127,206                    900,119
    d,e Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13 .........    United States      5,370,080                  4,288,224
    d,e Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 ............    United States     11,389,899                  9,095,290
    d,e DecisionOne Corp.,
           12.00%, 4/15/10 .............................................    United States        132,443                    132,443
         j FRN, 10.00%, 5/12/09 ........................................    United States         24,958                     24,958
        Groupe Eurotunnel SA, cvt.,
           3.00%, 7/28/08 ..............................................       France              4,300 EUR                 12,847
           3.00%, 7/28/08 ..............................................       France              4,979 GBP                 21,345
           3.00%, 6/28/09 ..............................................       France              4,300 EUR                 12,418
           3.00%, 6/28/09 ..............................................       France              4,979 GBP                 20,632
           3.00%, 7/28/10 ..............................................       France          2,425,100 EUR              6,657,487
           3.00%, 7/28/10 ..............................................       France          1,688,564 GBP              6,651,955
           6.00%, 7/28/10 ..............................................       France          5,618,700 EUR             10,697,125
           6.00%, 7/28/10 ..............................................       France          4,367,869 GBP             11,620,213
  d,e,f International Automotive Components Group NA LLC, 9.00%,
          4/01/17 ......................................................    United States      1,456,500                  1,456,500
  d,e,j Motor Coach Industries International Inc., FRN, 16.32%,
          12/01/08 .....................................................    United States     12,802,826                 12,674,798
        Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ...............    United States      7,582,630                  6,350,453
      d TVMAX Holdings Inc., PIK,
           11.50%, 11/30/07 ............................................    United States         32,014                     22,410
           14.00%, 11/30/07 ............................................    United States        172,822                    120,975
    d,e Wheeling-Pittsburgh Corp., cvt., 6.00%, 11/15/08 ...............    United States      1,690,000                  1,690,000
                                                                                                                    ----------------
        TOTAL CORPORATE BONDS & NOTES (COST $100,006,686) ..............                                                 97,268,431
                                                                                                                    ----------------
        CORPORATE BONDS & NOTES IN REORGANIZATION 0.2%
  b,f,l Calpine Corp., senior secured note, 144A,
           8.50%, 7/15/10 ..............................................    United States      2,422,000                  2,627,870
           9.875%, 12/01/11 ............................................    United States        853,000                    912,710
           8.75%, 7/15/13 ..............................................    United States      1,280,000                  1,401,600
  f,j,l Collins & Aikman Products Co.,
          Revolver, FRN, 11.50%, 8/31/09 ...............................    United States        275,444                    117,064
          Tranche B1 Term Loan, FRN, 11.50%, 8/31/11 ...................    United States        655,200                    278,460


94 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)(CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
        MUTUAL SHARES SECURITIES FUND                                         COUNTRY       PRINCIPAL AMOUNT k            VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        CORPORATE BONDS & NOTES IN REORGANIZATION (CONTINUED)
      l Dana Corp.,
           6.50%, 3/01/09 ..............................................    United States      1,946,000            $     1,615,180
           5.85%, 1/15/15 ..............................................    United States      6,458,000                  5,134,110
           7.00%, 3/01/29 ..............................................    United States      1,531,000                  1,247,765
           senior note, 7.00%, 3/15/28 .................................    United States        404,000                    329,260
    d,l Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ........    United States          5,000                         25
                                                                                                                    ----------------
        TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
          (COST $12,885,874) ...........................................                                                 13,664,044
                                                                                                                    ----------------
        COMPANIES IN LIQUIDATION 0.0% h
      d Peregrine Investments Holdings Ltd., 6.70%, 1/15/98 ............      Hong Kong        5,000,000 JPY                    327
      d PIV Investment Finance (Cayman) Ltd. ...........................      Hong Kong       12,200,000                    244,000
                                                                                                                    ----------------
        TOTAL COMPANIES IN LIQUIDATION (COST $ --) .....................                                                    244,327
                                                                                                                    ----------------
        GOVERNMENT AGENCIES (COST $4,905,000) 0.1%
        FHLB, 5.22%, 10/14/07 ..........................................    United States      4,905,000                  4,906,270
                                                                                                                    ----------------
        TOTAL LONG TERM INVESTMENTS (COST $4,733,781,040) ..............                                              5,845,908,086
                                                                                                                    ----------------

                                                                                            ------------------
                                                                                                  SHARES
                                                                                            ------------------
        SHORT TERM INVESTMENTS 7.4%
        INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
        SECURITIES 0.3%
        MONEY MARKET FUND (COST $21,726,845) 0.3%
      m Bank of New York Institutional Cash Reserve Fund, 5.48% ........                      21,726,845                 21,726,845
                                                                                                                    ----------------

                                                                                            ------------------
                                                                                            PRINCIPAL AMOUNT k
                                                                                            ------------------
        REPURCHASE AGREEMENT (COST $179,100,000) 2.8%
      n Merril Lynch & Co. Inc., 3.85%, 10/01/07
           (Maturity Value $179,157,461)
           Collateralized by U.S Government Agency Securities,
           5.45%-6.28% 10/18/21-6/15/27 ................................    United States    179,100,000                179,100,000
                                                                                                                    ----------------

        U.S. GOVERNMENT AND AGENCY SECURITIES (COST $270,000,455) 4.3%
    o,p FHLB, 11/01/07 .................................................    United States    222,656,000                221,283,353
      p U.S. Treasury Bill, 11/01/07 ...................................    United States     49,043,000                 48,899,941
                                                                                                                    ----------------
                                                                                                                        270,183,294
                                                                                                                    ----------------
        TOTAL SHORT TERM INVESTMENTS (COST $470,827,300) ...............                                                471,010,140
                                                                                                                    ----------------
        TOTAL INVESTMENTS (COST $5,204,608,340) 100.5% .................                                              6,316,918,225
        OPTIONS WRITTEN (0.0)% h .......................................                                                   (660,812)
        SECURITIES SOLD SHORT (0.2)% ...................................                                                (10,008,829)
        NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (0.8)% .......                                                (50,513,500)
        OTHER ASSETS, LESS LIABILITIES 0.5% ............................                                                 30,643,199
                                                                                                                    ----------------
        NET ASSETS 100.0% ..............................................                                            $ 6,286,378,283
                                                                                                                    ================


                                        Quarterly Statements of Investments | 95

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
        MUTUAL SHARES SECURITIES FUND                                               COUNTRY         CONTRACTS            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        OPTIONS WRITTEN 0.0% h
        ENERGY EQUIPMENT & SERVICES 0.0% h
        Transocean Inc., Feb. 120.00 Calls, 2/16/08 .........................    United States            552       $       320,160
                                                                                                                    ----------------
        METALS & MINING 0.0%
        Anglo American PLC, Dec. 34.00 Calls, 12/21/07 ......................   United Kingdom        101,500               340,652
                                                                                                                    ----------------
        TOTAL OPTIONS WRITTEN (PREMIUM $812,046) ............................                                               660,812
                                                                                                                    ----------------

                                                                                                 ----------------
                                                                                                      SHARES
                                                                                                 ----------------
        SECURITIES SOLD SHORT 0.2%
        CONSTRUCTION MATERIALS 0.2%
        Vulcan Materials Co. ................................................    United States        104,725             9,336,234
        TEXTILES, APPAREL & LUXURY GOODS 0.0% h
        LVMH Moet Hennessy Louis Vuitton ....................................       France              5,610               672,595
                                                                                                                    ----------------
        TOTAL SECURITIES SOLD SHORT (PROCEEDS $12,044,835) ..................                                       $    10,008,829
                                                                                                                    ================

See Currency and Selected Portfolio Abbreviations on page 123.

a Non-income producing for the twelve months ended September 30, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2007, the aggregate value of these securities was $2,044,026, representing 0.03% of net assets.

c Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

d Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2007, the aggregate value of these securities was $194,474,232, representing 2.95% of net assets.

e See Note 5 regarding restricted securities.

f See Note 8 regarding other considerations.

g A portion or all of the security is on loan as of September 30, 2007.

h Rounds to less than 0.1% of net assets.

i See Note 6 regarding holdings of 5% voting securities.

j The coupon rate shown represents the rate at period end.

k The principal amount is stated in U.S. dollars unless otherwise indicated.

l Defaulted security.

m The rate shown is the annualized seven-day yield at period end.

n At September 30, 2007, all repurchase agreements had been entered into on September 28, 2007.

o Security segregated with broker for securities sold short.

p The security is traded on a discount basis with no stated coupon rate.


96 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON DEVELOPING MARKETS SECURITIES FUND                           INDUSTRY                 SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 93.7%
    AUSTRIA 1.1%
    OMV AG ...................................................    Oil, Gas & Consumable Fuels             313,029   $    20,905,411
                                                                                                                    ----------------
    BRAZIL 13.2%
    AES Tiete SA .............................................    Independent Power Producers
                                                                       & Energy Traders               133,686,556         4,853,704
    Banco Bradesco SA, ADR, pfd. .............................         Commercial Banks                   711,544        20,898,047
    Companhia de Bebidas das Americas (AmBev) ................            Beverages                        26,616         1,902,180
    Companhia Vale do Rio Doce, ADR, pfd., A .................         Metals & Mining                  3,452,800        98,232,160
    Itausa - Investimentos Itau SA, pfd. ....................          Commercial Banks                 2,107,373        14,543,518
    Localiza Rent a Car SA ...................................           Road & Rail                       47,916           488,832
a,b Marfrig Frigorificos e Comercio De Alimentos SA, 144A ....          Food Products                     542,343         5,621,668
    Natura Cosmeticos SA .....................................        Personal Products                 1,535,286        18,426,782
    Petroleo Brasileiro SA, ADR, pfd. ........................    Oil, Gas & Consumable Fuels             892,044        57,715,247
    Souza Cruz SA ............................................             Tobacco                        601,071        15,608,827
    Unibanco - Uniao de Bancos Brasileiros SA, GDR, pfd. .....         Commercial Banks                   159,100        20,929,605
                                                                                                                    ----------------
                                                                                                                        259,220,570
                                                                                                                    ----------------
    CHILE 0.2%
    Embotelladora Andina SA, pfd., A .........................            Beverages                     1,182,231         3,372,312
                                                                                                                    ----------------
    CHINA 23.0%
    Air China Ltd., H ........................................             Airlines                     6,827,000         9,747,275
  b Aluminum Corp. of China Ltd., H, 144A ....................         Metals & Mining                  1,954,000         5,617,362
    Aluminum Corp. of China Ltd., H ..........................         Metals & Mining                 28,125,000        80,853,790
    Bank of China Ltd., H ....................................         Commercial Banks                69,309,000        37,086,281
  c Beijing Capital Land Ltd., H .............................      Real Estate Management
                                                                        & Development                   4,212,000         3,781,587
  a China Coal Energy Co., H .................................    Oil, Gas & Consumable Fuels           4,036,000        11,992,051
    China Construction Bank Corp., H .........................         Commercial Banks                10,674,000         9,734,278
    China International Marine Containers (Group) Co. Ltd., B             Machinery                     1,486,000         3,192,020
  a China Molybdenum Co. Ltd., H .............................         Metals & Mining                    894,000         1,968,664
    China Netcom Group Corp. (Hong Kong) Ltd. ................   Diversified Telecommunication
                                                                           Services                     1,063,000         2,843,983
    China Petroleum and Chemical Corp., H ....................    Oil, Gas & Consumable Fuels          52,906,000        66,077,634
    China Shenhua Energy Co. Ltd., H .........................    Oil, Gas & Consumable Fuels           1,591,000         9,556,908
    China Shipping Container Lines Co. Ltd., H ...............              Marine                      5,667,500         4,395,813
    China Telecom Corp. Ltd., H ..............................   Diversified Telecommunication
                                                                           Services                    44,614,000        33,627,850
  c China Unicom Ltd. ........................................    Wireless Telecommunication
                                                                            Services                    1,174,000         2,428,200
    CNOOC Ltd. ...............................................    Oil, Gas & Consumable Fuels          15,910,000        26,726,598
  c Denway Motors Ltd. .......................................            Automobiles                  26,912,234        15,611,931
    Dongfeng Motor Corp., H ..................................            Automobiles                   3,110,000         2,732,193
  c Huaneng Power International Inc., H ......................    Independent Power Producers
                                                                        & Energy Traders               12,400,000        17,129,958
  c Nine Dragons Paper Holdings Ltd. .........................      Paper & Forest Products             1,864,000         5,826,161
    PetroChina Co. Ltd., H ...................................    Oil, Gas & Consumable Fuels          43,494,000        82,462,625
    Shanghai Industrial Holdings Ltd. ........................     Industrial Conglomerates             2,797,000        13,959,007


                                        Quarterly Statements of Investments | 97

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON DEVELOPING MARKETS SECURITIES FUND                            INDUSTRY                SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CHINA (CONTINUED)
    Travelsky Technology Ltd., H .............................            IT Services                   1,295,000   $     1,387,539
    Yanzhou Coal Mining Co. Ltd., H ..........................    Oil, Gas & Consumable Fuels           1,244,000         2,560,181
                                                                                                                    ----------------
                                                                                                                        451,299,889
                                                                                                                    ----------------
    HONG KONG 0.6%
    Dairy Farm International Holdings Ltd. ...................     Food & Staples Retailing               922,033         4,333,555
    Hopewell Holdings Ltd. ...................................   Transportation Infrastructure            717,000         3,421,554
  c Hopson Development Holdings Ltd. .........................     Real Estate Management
                                                                         & Development                  1,348,000         4,490,762
                                                                                                                    ----------------
                                                                                                                         12,245,871
                                                                                                                    ----------------
    HUNGARY 3.2%
    Magyar Telekom PLC .......................................   Diversified Telecommunication
                                                                           Services                     2,322,682        12,934,218
    MOL Hungarian Oil and Gas Nyrt. ..........................    Oil, Gas & Consumable Fuels             193,095        31,270,889
    OTP Bank Ltd. ............................................         Commercial Banks                   330,084        17,921,713
                                                                                                                    ----------------
                                                                                                                         62,126,820
                                                                                                                    ----------------
    INDIA 2.7%
    Ashok Leyland Ltd. .......................................             Machinery                    3,396,229         3,913,456
    Gail India Ltd. ..........................................           Gas Utilities                    741,937         7,085,442
    Hindalco Industries Ltd. .................................          Metals & Mining                 1,375,765         5,966,505
  c Hindustan Unilever Ltd. ..................................        Household Products                  528,600         2,923,561
    Maruti Suzuki India Ltd. .................................            Automobiles                      34,950           880,844
    National Aluminium Co. Ltd. ..............................          Metals & Mining                   513,751         3,908,186
    Oil & Natural Gas Corp. Ltd. .............................    Oil, Gas & Consumable Fuels             726,833        17,555,051
    Sesa Goa Ltd. ............................................          Metals & Mining                    14,160           901,245
    Shipping Corp. of India Ltd. .............................              Marine                         56,988           318,276
    Tata Consultancy Services Ltd. ...........................            IT Services                     393,892        10,495,345
                                                                                                                    ----------------
                                                                                                                         53,947,911
                                                                                                                    ----------------
    ISRAEL 0.1%
  a Taro Pharmaceutical Industries Ltd. ......................          Pharmaceuticals                   371,802         2,825,695
                                                                                                                    ----------------
    MEXICO 4.0%
    America Movil SAB de CV, L, ADR ..........................    Wireless Telecommunication
                                                                            Services                      610,358        39,062,912
    Grupo Modelo SAB de CV, C ................................             Beverages                      609,244         2,924,171
    Grupo Televisa SA ........................................               Media                      1,759,468         8,452,910
    Kimberly Clark de Mexico SAB de CV, A ....................        Household Products                4,025,889        18,329,191
    Telefonos de Mexico SAB de CV (Telmex), L, ADR ...........   Diversified Telecommunication
                                                                           Services                       317,364        10,431,754
                                                                                                                    ----------------
                                                                                                                         79,200,938
                                                                                                                    ----------------
    PAKISTAN 0.7%
    MCB Bank Ltd. ............................................          Commercial Banks                  670,000         3,676,829
    Pakistan Telecommunications Corp., A .....................   Diversified Telecommunication
                                                                            Services                   10,859,808         9,395,846
                                                                                                                    ----------------
                                                                                                                         13,072,675
                                                                                                                    ----------------


98 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON DEVELOPING MARKETS SECURITIES FUND                            INDUSTRY                SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    PANAMA 0.0% d
    Banco Latinoamericano de Exportaciones SA, E .............         Commercial Banks                    22,400   $       407,232
                                                                                                                    ----------------
    PHILIPPINES 0.4%
    San Miguel Corp., B ......................................            Beverages                     5,916,593         8,181,130
                                                                                                                    ----------------
    POLAND 0.6%
  a Polski Koncern Naftowy Orlen SA ..........................    Oil, Gas & Consumable Fuels             572,544        12,020,273
                                                                                                                    ----------------
    RUSSIA 8.7%
    Bank Of Moscow ...........................................         Commercial Banks                    25,138         1,211,175
    Gazprom OAO ..............................................    Oil, Gas & Consumable Fuels             872,000         9,618,160
    Gazprom OAO, ADR .........................................    Oil, Gas & Consumable Fuels             358,500        15,809,850
    LUKOIL, ADR ..............................................    Oil, Gas & Consumable Fuels             195,908        16,240,773
    LUKOIL, ADR ..............................................    Oil, Gas & Consumable Fuels              93,368         7,749,544
    Mining and Metallurgical Co. Norilsk Nickel ..............         Metals & Mining                    183,887        47,075,072
    OGK-5 ....................................................        Electric Utilities                1,192,148           185,617
    TGC-5 JSC ................................................    Independent Power Producers
                                                                       & Energy Traders                39,352,044            44,468
    TNK-BP ...................................................    Oil, Gas & Consumable Fuels           6,726,760        13,789,858
a,c Unified Energy Systems ...................................        Electric Utilities               45,384,400        55,142,046
  a VTB Bank OJSC, GDR .......................................         Commercial Banks                    51,100           457,345
a,b VTB Bank OJSC, GDR, 144A .................................         Commercial Banks                   368,772         3,300,509
                                                                                                                    ----------------
                                                                                                                        170,624,417
                                                                                                                    ----------------
    SINGAPORE 0.7%
    ComfortDelGro Corp. Ltd. .................................           Road & Rail                    4,110,654         5,367,617
    Fraser and Neave Ltd. ....................................     Industrial Conglomerates             2,369,005         9,088,866
                                                                                                                    ----------------
                                                                                                                         14,456,483
                                                                                                                    ----------------
    SOUTH AFRICA 7.9%
  a Aspen Pharmacare Holdings Ltd. ...........................         Pharmaceuticals                    958,961         4,665,464
    Barloworld Ltd. ..........................................     Industrial Conglomerates               160,000         3,010,540
    Foschini Ltd. ............................................         Specialty Retail                 1,746,819        13,187,751
    Imperial Holdings Ltd. ...................................     Air Freight & Logistics                711,001        13,316,172
    JD Group Ltd. ............................................         Specialty Retail                 1,770,509        14,960,310
    Lewis Group Ltd. .........................................         Specialty Retail                 1,245,761        10,255,038
    Massmart Holdings Ltd. ...................................     Food & Staples Retailing                18,607           225,246
    MTN Group Ltd. ...........................................    Wireless Telecommunication
                                                                           Services                     1,228,460        18,637,892
    Nedbank Group Ltd. .......................................         Commercial Banks                   673,722        12,227,705
    Pretoria Portland Cement Co. Ltd. ........................      Construction Materials                260,480         1,807,681
    Remgro Ltd. ..............................................   Diversified Financial Services         1,542,988        39,203,069
    Reunert Ltd. .............................................       Electronic Equipment
                                                                        & Instruments                     571,070         5,554,994
    Tiger Brands Ltd. ........................................          Food Products                     511,515        13,504,893
    Truworths International Ltd. .............................         Specialty Retail                 1,009,808         4,634,286
                                                                                                                    ----------------
                                                                                                                        155,191,041
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 99

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON DEVELOPING MARKETS SECURITIES FUND                            INDUSTRY                SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    SOUTH KOREA 6.8%
    GS Holdings Corp. ........................................    Oil, Gas & Consumable Fuels             126,760   $     7,216,123
    Hana Financial Group Inc. ................................         Commercial Banks                    32,438         1,529,392
    Kangwon Land Inc. ........................................   Hotels Restaurants & Leisure             471,405        13,907,272
    Lotte Shopping Co. Ltd. ..................................         Multiline Retail                     3,440         1,465,909
    Samsung Electronics Co. Ltd. .............................         Semiconductors &
                                                                   Semiconductor Equipment                 42,947        26,982,654
    Shinhan Financial Group Co. Ltd. .........................         Commercial Banks                   241,400        15,773,295
  a SK Energy Co. Ltd. .......................................    Oil, Gas & Consumable Fuels             262,051        45,813,112
    SK Holdings Co. Ltd. .....................................     Industrial Conglomerates               102,545        21,849,077
                                                                                                                    ----------------
                                                                                                                        134,536,834
                                                                                                                    ----------------
    SWEDEN 1.2%
    Oriflame Cosmetics SA, SDR ...............................        Personal Products                   402,138        24,403,774
                                                                                                                    ----------------
    TAIWAN 4.4%
    D-Link Corp. .............................................     Communications Equipment             3,978,759         9,875,271
    MediaTek Inc. ............................................         Semiconductors &
                                                                   Semiconductor Equipment                239,658         4,318,030
    Novatek Microelectronics Corp. Ltd. ......................         Semiconductors &
                                                                   Semiconductor Equipment              2,901,574        12,625,203
    President Chain Store Corp. ..............................     Food & Staples Retailing             6,863,144        19,284,520
    Siliconware Precision Industries Co. .....................         Semiconductors &
                                                                   Semiconductor Equipment              6,607,666        14,881,675
    Sunplus Technology Co. Ltd. ..............................         Semiconductors &
                                                                   Semiconductor Equipment              4,002,485         7,591,660
    Taiwan Semiconductor Manufacturing Co. Ltd. ..............         Semiconductors &
                                                                   Semiconductor Equipment              9,411,414        18,341,227
                                                                                                                    ----------------
                                                                                                                         86,917,586
                                                                                                                    ----------------
    THAILAND 1.7%
    Kasikornbank Public Co. Ltd., fgn. .......................         Commercial Banks                 3,704,867         8,917,623
    Siam Cement Public Co. Ltd., fgn. ........................      Construction Materials              1,930,514        14,644,308
    Siam Commercial Bank Public Co. Ltd., fgn. ...............         Commercial Banks                 1,135,657         2,667,262
    Thai Beverages Co. Ltd., fgn. ............................            Beverages                    34,970,000         6,237,497
  a True Corp. Public Co. Ltd., fgn., rts., 3/28/08 ..........   Diversified Telecommunication
                                                                           Services                       344,616                --
                                                                                                                    ----------------
                                                                                                                         32,466,690
                                                                                                                    ----------------
    TURKEY 10.0%
    Akbank TAS ...............................................         Commercial Banks                 9,133,220        69,615,264
    Anadolu Efes Biracilik Ve Malt Sanayii AS ................            Beverages                       703,152         7,340,278
    Arcelik AS, Br. ..........................................        Household Durables                2,782,781        22,594,245
    Tupras-Turkiye Petrol Rafineleri AS ......................    Oil, Gas & Consumable Fuels           1,303,729        34,564,481
  a Turk Hava Yollari Anonim Ortakligi .......................             Airlines                       333,000         2,593,372
a,b Turk Hava Yollari Anonim Ortakligi, 144A .................             Airlines                     1,785,000        13,901,408
    Turkcell Iletisim Hizmetleri AS ..........................    Wireless Telecommunication
                                                                           Services                     2,746,456        23,209,487
    Turkiye Vakiflar Bankasi T.A.O., D .......................         Commercial Banks                 6,435,624        21,967,499
                                                                                                                    ----------------
                                                                                                                        195,786,034
                                                                                                                    ----------------


100 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON DEVELOPING MARKETS SECURITIES FUND                          INDUSTRY                 SHARES/RIGHTS         VALUE
------------------------------------------------------------------------------------------------------------------------------------

    LONG TERM INVESTMENTS (CONTINUED)
    UNITED KINGDOM 2.4%
    Anglo American PLC .......................................          Metals & Mining                   701,466   $    46,592,627
                                                                                                                    ----------------
    UNITED STATES 0.1%
  a CTC Media Inc. ...........................................              Media                          73,800         1,620,648
                                                                                                                    ----------------
    TOTAL LONG TERM INVESTMENTS
       (COST $1,138,011,407) .................................                                                        1,841,422,861
                                                                                                                    ----------------

                                                                                                 ----------------
                                                                                                 PRINCIPAL AMOUNT
                                                                                                 ----------------
    SHORT TERM INVESTMENTS 7.3%
    U.S. GOVERNMENT AND AGENCY SECURITIES 7.3%
    UNITED STATES 7.3%
  e FHLB, 12/17/07 - 12/20/07 ................................                                   $     24,928,000        24,689,803
  e FHLMC, 11/19/07 - 1/28/08 ................................                                         50,450,000        49,722,509
  e FNMA, 1/09/08 - 2/06/08 ..................................                                         70,710,000        69,611,351
                                                                                                                    ----------------

    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
      (COST $143,823,272) ....................................                                                          144,023,663
                                                                                                                    ----------------
    TOTAL INVESTMENTS (COST $1,281,834,679) 101.0% ...........                                                        1,985,446,524
    OTHER ASSETS, LESS LIABILITIES (1.0)% ....................                                                          (19,556,159)
                                                                                                                    ----------------
    NET ASSETS 100.0% ........................................                                                      $ 1,965,890,365
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 123.

a Non-income producing for the twelve months ended September 30, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2007, the aggregate value of these securities was $28,440,947, representing 1.45% of net assets.

c Security purchased on a when-issued or delayed delivery basis.

d Rounds to less than 0.1% of net assets.

e The security is traded on a discount basis with no stated coupon rate.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 101

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON FOREIGN SECURITIES FUND                                                  COUNTRY           SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 93.0%
  COMMON STOCKS 92.1%
  AEROSPACE & DEFENSE 1.8%
  BAE Systems PLC ...........................................................    United Kingdom       4,494,870      $   45,394,727
  Embraer-Empresa Brasileira de Aeronautica SA, ADR .........................        Brazil             700,030          30,745,318
                                                                                                                     ---------------
                                                                                                                         76,140,045
                                                                                                                     ---------------
  AIR FREIGHT & LOGISTICS 0.7%
  Deutsche Post AG ..........................................................        Germany          1,087,912          31,587,956
                                                                                                                     ---------------
  AUTO COMPONENTS 1.1%
  NOK Corp. .................................................................         Japan           2,198,155          47,074,617
                                                                                                                     ---------------
  AUTOMOBILES 1.3%
  Bayerische Motoren Werke AG ...............................................        Germany            847,109          54,785,618
                                                                                                                     ---------------
  CAPITAL MARKETS 2.1%
  Invesco PLC ...............................................................    United Kingdom       4,806,294          65,064,081
a KKR Private Equity Investors LP, 144A .....................................     United States       1,155,000          22,522,500
                                                                                                                     ---------------
                                                                                                                         87,586,581
                                                                                                                     ---------------
  CHEMICALS 1.6%
  Ciba Specialty Chemicals AG ...............................................      Switzerland          550,500          28,068,879
  Lonza Group AG ............................................................      Switzerland          367,800          40,129,381
                                                                                                                     ---------------
                                                                                                                         68,198,260
                                                                                                                     ---------------
  COMMERCIAL BANKS 10.0%
  DBS Group Holdings Ltd. ...................................................       Singapore         1,240,347          18,032,911
  Hana Financial Group Inc. .................................................      South Korea          672,040          31,685,452
  Kookmin Bank, ADR .........................................................      South Korea          295,869          24,258,299
  Mega Financial Holding Co. Ltd. ...........................................        Taiwan          34,084,000          21,514,644
  Mitsubishi UFJ Financial Group Inc. .......................................        Japan            7,454,000          67,228,085
  Royal Bank of Scotland Group PLC ..........................................    United Kingdom       4,311,704          46,324,353
  Shinhan Financial Group Co. Ltd. ..........................................     South Korea           762,930          49,850,540
  Shinsei Bank Ltd. .........................................................        Japan            8,731,478          27,516,280
  Sumitomo Mitsui Financial Group Inc. ......................................        Japan                9,191          71,610,908
  UniCredito Italiano SpA ...................................................        Italy            6,851,370          58,624,432
                                                                                                                     ---------------
                                                                                                                        416,645,904
                                                                                                                     ---------------
  COMMERCIAL SERVICES & SUPPLIES 1.0%
  Rentokil Initial PLC ......................................................    United Kingdom       6,271,598          21,420,799
  Securitas AB, B ...........................................................        Sweden           1,278,238          16,863,037
  Securitas Systems AB, B ...................................................        Sweden           1,103,738           4,077,069
                                                                                                                     ---------------
                                                                                                                         42,360,905
                                                                                                                     ---------------
  COMPUTERS & PERIPHERALS 1.1%
  Compal Electronics Inc. ...................................................        Taiwan          12,852,983          14,532,712
  Lite-On Technology Corp. ..................................................        Taiwan          16,683,166          26,071,441
  NEC Corp. .................................................................         Japan           1,000,219           4,858,729
                                                                                                                     ---------------
                                                                                                                         45,462,882
                                                                                                                     ---------------


102 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON FOREIGN SECURITIES FUND                                                  COUNTRY           SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  CONTAINERS & PACKAGING 0.9%
  Amcor Ltd. ................................................................       Australia         5,968,788      $   39,105,080
                                                                                                                     ---------------
  DIVERSIFIED FINANCIAL SERVICES 2.2%
  ING Groep NV ..............................................................      Netherlands        2,046,888          90,870,555
                                                                                                                     ---------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 8.8%
  China Telecom Corp. Ltd., H ...............................................         China          76,952,357          58,002,922
  Chunghwa Telecom Co. Ltd., ADR ............................................        Taiwan           2,848,102          52,632,925
  France Telecom SA .........................................................        France           2,431,453          81,451,460
  KT Corp., ADR .............................................................      South Korea          397,895           9,967,270
  Singapore Telecommunications Ltd. .........................................       Singapore        20,278,000          54,868,116
  Telefonica SA, ADR ........................................................         Spain             829,094          69,461,495
b Telenor ASA ...............................................................        Norway           2,169,354          43,457,900
                                                                                                                     ---------------
                                                                                                                        369,842,088
                                                                                                                     ---------------
  ELECTRIC UTILITIES 1.4%
  British Energy Group PLC ..................................................    United Kingdom       3,838,100          41,982,193
  Hong Kong Electric Holdings Ltd. ..........................................       Hong Kong         3,453,969          17,948,581
                                                                                                                     ---------------
                                                                                                                         59,930,774
                                                                                                                     ---------------
  ELECTRICAL EQUIPMENT 2.2%
  Gamesa Corp. Tecnologica SA ...............................................         Spain           1,012,244          41,358,027
b Vestas Wind Systems AS ....................................................        Denmark            633,788          50,074,981
                                                                                                                     ---------------
                                                                                                                         91,433,008
                                                                                                                     ---------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.5%
b Flextronics International Ltd. ............................................       Singapore         2,282,540          25,518,797
  FUJIFILM Holdings Corp. ...................................................         Japan             921,374          42,591,590
  Hitachi Ltd. ..............................................................         Japan           3,178,263          21,166,285
  Venture Corp. Ltd. ........................................................       Singapore         1,339,613          14,877,576
                                                                                                                     ---------------
                                                                                                                        104,154,248
                                                                                                                     ---------------
  FOOD PRODUCTS 2.0%
  Nestle SA .................................................................      Switzerland          103,509          46,507,910
  Unilever PLC ..............................................................    United Kingdom       1,170,483          37,007,923
                                                                                                                     ---------------
                                                                                                                         83,515,833
                                                                                                                     ---------------
  HEALTH CARE PROVIDERS & SERVICES 0.7%
  Celesio AG ................................................................        Germany            440,310          27,948,990
                                                                                                                     ---------------
  HOTELS RESTAURANTS & LEISURE 2.0%
  Compass Group PLC .........................................................    United Kingdom       9,792,178          60,518,390
b TUI AG ....................................................................        Germany            792,560          21,486,429
                                                                                                                     ---------------
                                                                                                                         82,004,819
                                                                                                                     ---------------
  HOUSEHOLD DURABLES 1.3%
  Husqvarna AB, A ...........................................................        Sweden             235,727           3,009,195
  Husqvarna AB, B ...........................................................        Sweden             785,757          10,152,608


                                       Quarterly Statements of Investments | 103

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON FOREIGN SECURITIES FUND                                                  COUNTRY           SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  HOUSEHOLD DURABLES (CONTINUED)
  Koninklijke Philips Electronics NV ........................................      Netherlands          899,289      $   40,590,367
  Sony Corp. ................................................................         Japan                  19                 921
                                                                                                                     ---------------
                                                                                                                         53,753,091
                                                                                                                     ---------------
  INDUSTRIAL CONGLOMERATES 3.0%
  Hutchison Whampoa Ltd. ....................................................       Hong Kong         3,276,709          35,045,354
  Siemens AG ................................................................        Germany            661,824          90,843,368
                                                                                                                     ---------------
                                                                                                                        125,888,722
                                                                                                                     ---------------
  INSURANCE 4.9%
  ACE Ltd. ..................................................................        Bermuda          1,075,149          65,121,775
  Aviva PLC .................................................................    United Kingdom       2,236,990          33,693,256
  AXA SA ....................................................................        France             453,589          20,298,570
a AXA SA, 144A ..............................................................        France              38,270           1,712,621
  Old Mutual PLC ............................................................    United Kingdom      19,529,314          64,065,118
  XL Capital Ltd., A ........................................................        Bermuda            246,842          19,549,886
                                                                                                                     ---------------
                                                                                                                        204,441,226
                                                                                                                     ---------------
  MEDIA 5.1%
  British Sky Broadcasting Group PLC ........................................    United Kingdom       4,946,556          70,354,010
  Eutelsat Communications ...................................................        France           2,081,860          51,629,876
  Pearson PLC ...............................................................    United Kingdom       3,409,246          52,849,647
  Reed Elsevier NV ..........................................................      Netherlands        2,012,869          38,235,759
                                                                                                                     ---------------
                                                                                                                        213,069,292
                                                                                                                     ---------------
  METALS & MINING 1.7%
  Barrick Gold Corp. ........................................................        Canada             663,561          26,657,210
  POSCO, ADR ................................................................      South Korea          255,230          45,627,467
                                                                                                                     ---------------
                                                                                                                         72,284,677
                                                                                                                     ---------------
  MULTI-UTILITIES 1.7%
  Centrica PLC ..............................................................    United Kingdom       2,772,071          21,585,401
  Suez SA ...................................................................        France             814,356          47,963,883
                                                                                                                     ---------------
                                                                                                                         69,549,284
                                                                                                                     ---------------
  OIL, GAS & CONSUMABLE FUELS 9.7%
  BP PLC ....................................................................    United Kingdom       5,328,476          61,882,806
  Eni SpA ...................................................................         Italy           1,275,111          47,261,146
  Gazprom, ADR ..............................................................         Russia            466,200          20,477,835
  Hindustan Petroleum Corp. Ltd. ............................................         India           2,415,168          16,198,555
  Indian Oil Corp. Ltd. .....................................................         India           1,194,026          14,163,629
  Reliance Industries Ltd. ..................................................         India           1,374,378          79,572,536
  Royal Dutch Shell PLC, B ..................................................    United Kingdom       2,327,407          95,877,617
  Total SA, B ...............................................................        France             846,266          68,815,154
                                                                                                                     ---------------
                                                                                                                        404,249,278
                                                                                                                     ---------------


104 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON FOREIGN SECURITIES FUND                                                  COUNTRY           SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  PAPER & FOREST PRODUCTS 2.8%
  Norske Skogindustrier ASA .................................................        Norway           1,362,151      $   14,578,593
  Stora Enso OYJ, R .........................................................        Finland          2,665,971          51,721,435
  UPM-Kymmene OYJ ...........................................................        Finland          2,066,829          49,989,682
                                                                                                                     ---------------
                                                                                                                        116,289,710
                                                                                                                     ---------------
  PHARMACEUTICALS 6.1%
  GlaxoSmithKline PLC .......................................................    United Kingdom       3,611,345          95,853,963
  Novartis AG ...............................................................      Switzerland          737,490          40,707,674
  Sanofi-Aventis ............................................................        France           1,066,665          90,327,131
  Takeda Pharmaceutical Co. Ltd. ............................................         Japan             421,454          29,645,237
                                                                                                                     ---------------
                                                                                                                        256,534,005
                                                                                                                     ---------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 2.6%
  Cheung Kong (Holdings) Ltd. ...............................................       Hong Kong         6,650,922         109,673,122
                                                                                                                     ---------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.1%
b Infineon Technologies AG ..................................................        Germany          2,715,223          46,775,928
b Qimonda AG, ADR ...........................................................        Germany          1,849,390          20,898,107
  Samsung Electronics Co. Ltd. ..............................................      South Korea           98,969          62,180,043
  Taiwan Semiconductor Manufacturing Co. Ltd. ...............................        Taiwan          20,473,711          39,899,740
                                                                                                                     ---------------
                                                                                                                        169,753,818
                                                                                                                     ---------------
  SOFTWARE 0.9%
b Check Point Software Technologies Ltd. ....................................        Israel           1,448,281          36,467,716
                                                                                                                     ---------------
  SPECIALTY RETAIL 0.5%
  Kingfisher PLC ............................................................    United Kingdom       5,676,856          20,771,914
                                                                                                                     ---------------
  TEXTILES, APPAREL & LUXURY GOODS 0.5%
  Burberry Group PLC ........................................................    United Kingdom       1,512,618          20,337,415
                                                                                                                     ---------------
  WIRELESS TELECOMMUNICATION SERVICES 3.8%
  Mobile TeleSystems, ADR ...................................................        Russia             633,420          43,902,340
  Turkcell Iletisim Hizmetleri AS, ADR ......................................        Turkey           2,330,200          49,586,656
  Vodafone Group PLC, ADR ...................................................    United Kingdom       1,773,520          64,378,776
                                                                                                                     ---------------
                                                                                                                        157,867,772
                                                                                                                     ---------------
  TOTAL COMMON STOCKS (COST $2,874,776,487) .................................                                         3,849,579,205
                                                                                                                     ---------------
  PREFERRED STOCK (COST $2,340,943) 0.9%
  METALS & MINING 0.9%
  Companhia Vale do Rio Doce, ADR, pfd., A ..................................        Brazil           1,296,112          36,874,387
                                                                                                                     ---------------
  TOTAL LONG TERM INVESTMENTS (COST $2,877,117,430) .........................                                         3,886,453,592
                                                                                                                     ---------------


                                       Quarterly Statements of Investments | 105

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON FOREIGN SECURITIES FUND                                                  COUNTRY           SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $270,910,628) 6.5%
  MONEY MARKET FUND 6.5%
c Franklin Institutional Fiduciary Trust Money Market  Portfolio, 4.95% .....     United States     270,910,628     $   270,910,628
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $3,148,028,058) 99.5% .............................                                         4,157,364,220
  OTHER ASSETS, LESS LIABILITIES 0.5% .......................................                                            18,903,832
                                                                                                                    ----------------
  NET ASSETS 100.0% .........................................................                                       $ 4,176,268,052
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 123.

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2007, the aggregate value of these securities was $24,235,121, representing 0.58% of net assets.

b Non-income producing for the twelve months ended September 30, 2007.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


106 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL ASSET ALLOCATION FUND                                          COUNTRY       SHARES/WARRANTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 91.6%
    COMMON STOCKS AND WARRANTS 61.1%
    AEROSPACE & DEFENSE 1.4%
    BAE Systems PLC ........................................................    United Kingdom         117,072      $    1,182,337
  a Raytheon Co., wts., 6/16/11 ............................................    United States               63               1,740
  a Rolls-Royce Group PLC ..................................................    United Kingdom          81,424             870,643
                                                                                                                    ---------------
                                                                                                                         2,054,720
                                                                                                                    ---------------

    AIR FREIGHT & LOGISTICS 1.4%
    Deutsche Post AG .......................................................       Germany              44,767           1,299,828
    United Parcel Service Inc., B ..........................................    United States            9,570             718,707
                                                                                                                    ---------------
                                                                                                                         2,018,535
                                                                                                                    ---------------

    AUTOMOBILES 0.8%
    Bayerische Motoren Werke AG ............................................       Germany              17,098           1,105,790
                                                                                                                    ---------------

    BIOTECHNOLOGY 0.5%
  a Amgen Inc. .............................................................    United States           13,150             743,896
                                                                                                                    ---------------

    CAPITAL MARKETS 0.9%
    Invesco PLC ............................................................    United Kingdom          76,977           1,042,058
    Morgan Stanley .........................................................    United States            5,420             341,460
    Nomura Holdings Inc. ...................................................         Japan                   6                 101
                                                                                                                    ---------------
                                                                                                                         1,383,619
                                                                                                                    ---------------

    CHEMICALS 0.6%
    The Dow Chemical Co. ...................................................    United States           20,486             882,127
                                                                                                                    ---------------

    COMMERCIAL BANKS 3.2%
    DBS Group Holdings Ltd. ................................................      Singapore             59,486             864,843
    HSBC Holdings PLC ......................................................    United Kingdom          77,523           1,417,949
    Intesa Sanpaolo SpA ....................................................         Italy             111,770             863,125
    Kookmin Bank, ADR ......................................................     South Korea            10,329             846,875
    Mitsubishi UFJ Financial Group Inc. ....................................         Japan              36,000             324,686
    Sumitomo Mitsui Financial Group Inc. ...................................         Japan                  48             373,988
                                                                                                                    ---------------
                                                                                                                         4,691,466
                                                                                                                    ---------------

    COMMERCIAL SERVICES & SUPPLIES 1.3%
    G4S PLC ................................................................    United Kingdom         264,658           1,094,051
    Rentokil Initial PLC ...................................................    United Kingdom         253,104             864,483
                                                                                                                    ---------------
                                                                                                                         1,958,534
                                                                                                                    ---------------

    COMPUTERS & PERIPHERALS 1.3%
    Lite-On Technology Corp. ...............................................       Taiwan              421,822             659,198
    Seagate Technology .....................................................    United States           50,128           1,282,274
                                                                                                                    ---------------
                                                                                                                         1,941,472
                                                                                                                    ---------------

    CONSUMER FINANCE 0.4%
    Aiful Corp. ............................................................         Japan              16,449             257,754
  a Discover Financial Services ............................................    United States            2,710              56,368
    Promise Co. Ltd. .......................................................         Japan              14,250             347,349
                                                                                                                    ---------------
                                                                                                                           661,471
                                                                                                                    ---------------


                                       Quarterly Statements of Investments | 107

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL ASSET ALLOCATION FUND                                          COUNTRY       SHARES/WARRANTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND WARRANTS (CONTINUED)
    DIVERSIFIED FINANCIAL SERVICES 1.7%
    ING Groep NV ...........................................................     Netherlands            36,961      $    1,640,865
    JPMorgan Chase & Co. ...................................................    United States           19,993             916,079
                                                                                                                    ---------------
                                                                                                                         2,556,944
                                                                                                                    ---------------

    DIVERSIFIED TELECOMMUNICATION SERVICES 5.3%
    Chunghwa Telecom Co. Ltd., ADR .........................................        Taiwan              27,787             513,504
    France Telecom SA, ADR .................................................        France              47,413           1,585,491
    Singapore Telecommunications Ltd. ......................................      Singapore            721,525           1,952,299
    Telefonica SA, ADR .....................................................         Spain              17,573           1,472,266
    Telekom Austria AG, ADR ................................................       Austria              12,980             677,880
  a Telenor ASA ............................................................        Norway              74,594           1,494,315
                                                                                                                    ---------------
                                                                                                                         7,695,755
                                                                                                                    ---------------

    ELECTRIC UTILITIES 0.7%
    E.ON AG ................................................................       Germany               5,710           1,053,952
                                                                                                                    ---------------

    ELECTRICAL EQUIPMENT 0.9%
    Gamesa Corp. Tecnologica SA ............................................         Spain              11,275             460,671
  a Vestas Wind Systems AS .................................................       Denmark              11,622             918,243
                                                                                                                    ---------------
                                                                                                                         1,378,914
                                                                                                                    ---------------

    ELECTRONIC EQUIPMENT & INSTRUMENTS 1.7%
    FUJIFILM Holdings Corp. ................................................         Japan              15,011             693,901
    Hitachi Ltd. ...........................................................         Japan             118,331             788,049
    Tyco Electronics Ltd. ..................................................    United States            8,326             296,156
    Venture Corp. Ltd. .....................................................      Singapore             60,159             668,118
                                                                                                                    ---------------
                                                                                                                         2,446,224
                                                                                                                    ---------------

    FOOD PRODUCTS 0.7%
    Unilever PLC ...........................................................    United Kingdom          30,710             970,978
                                                                                                                    ---------------

    HEALTH CARE EQUIPMENT & SUPPLIES 0.8%
  a Boston Scientific Corp. ................................................    United States           56,897             793,713
  a Covidien Ltd. ..........................................................    United States            8,326             345,529
                                                                                                                    ---------------
                                                                                                                         1,139,242
                                                                                                                    ---------------

    HEALTH CARE PROVIDERS & SERVICES 0.9%
    Quest Diagnostics Inc. .................................................    United States           17,660           1,020,218
  a Tenet Healthcare Corp. .................................................    United States          103,385             347,374
                                                                                                                    ---------------
                                                                                                                         1,367,592
                                                                                                                    ---------------

    HOTELS RESTAURANTS & LEISURE 1.0%
    Compass Group PLC ......................................................    United Kingdom         226,518           1,399,944
                                                                                                                    ---------------

    HOUSEHOLD DURABLES 1.4%
    Koninklijke Philips Electronics NV .....................................     Netherlands            31,730           1,432,168
    Sony Corp., ADR ........................................................         Japan              11,955             574,557
                                                                                                                    ---------------
                                                                                                                         2,006,725
                                                                                                                    ---------------


108 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL ASSET ALLOCATION FUND                                          COUNTRY       SHARES/WARRANTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND WARRANTS (CONTINUED)
    INDUSTRIAL CONGLOMERATES 2.1%
    General Electric Co. ...................................................    United States           23,450      $      970,830
    Siemens AG, ADR ........................................................       Germany              12,220           1,677,195
    Tyco International Ltd. ................................................    United States            8,326             369,175
                                                                                                                    ---------------
                                                                                                                         3,017,200
                                                                                                                    ---------------

    INSURANCE 4.1%
    ACE Ltd. ...............................................................       Bermuda              17,838           1,080,448
    American International Group Inc. ......................................    United States           14,068             951,700
    Aviva PLC ..............................................................    United Kingdom          55,739             839,534
    AXA SA .................................................................        France              36,961           1,654,042
    Old Mutual PLC .........................................................    United Kingdom         259,095             849,951
    Torchmark Corp. ........................................................    United States           10,120             630,678
                                                                                                                    ---------------
                                                                                                                         6,006,353
                                                                                                                    ---------------

    MEDIA 6.7%
    British Sky Broadcasting Group PLC .....................................    United Kingdom         100,651           1,431,542
  a Comcast Corp., A .......................................................    United States           53,133           1,273,067
  a The DIRECTV Group Inc. .................................................    United States           38,637             938,106
    Mediaset SpA ...........................................................         Italy              67,250             694,354
    News Corp., A ..........................................................    United States           64,570           1,419,894
    Pearson PLC ............................................................    United Kingdom          63,912             990,755
    Reed Elsevier NV .......................................................     Netherlands            43,836             832,693
    Time Warner Inc. .......................................................    United States           60,448           1,109,825
  a Viacom Inc., B .........................................................    United States           28,204           1,099,110
                                                                                                                    ---------------
                                                                                                                         9,789,346
                                                                                                                    ---------------

    MULTI-UTILITIES & UNREGULATED POWER 0.4%
    Centrica PLC ...........................................................    United Kingdom          84,222             655,815
                                                                                                                    ---------------

    MULTILINE RETAIL 0.8%
    Target Corp. ...........................................................    United States           18,767           1,193,018
                                                                                                                    ---------------

    OIL, GAS & CONSUMABLE FUELS 4.8%
    BP PLC .................................................................    United Kingdom         121,707           1,413,457
    El Paso Corp. ..........................................................    United States           90,472           1,535,310
    Eni SpA ................................................................         Italy              39,292           1,456,332
    Royal Dutch Shell PLC, B ...............................................    United Kingdom          38,104           1,569,696
    Total SA, B ............................................................        France              12,240             995,310
                                                                                                                    ---------------
                                                                                                                         6,970,105
                                                                                                                    ---------------

    PAPER & FOREST PRODUCTS 1.7%
    Stora Enso OYJ, R ......................................................       Finland              60,927           1,186,890
    UPM-Kymmene OYJ ........................................................       Finland              52,175           1,261,939
                                                                                                                    ---------------
                                                                                                                         2,448,829
                                                                                                                    ---------------

    PHARMACEUTICALS 5.6%
    Abbott Laboratories ....................................................    United States           20,697           1,109,773
    Bristol-Myers Squibb Co. ...............................................    United States           28,134             810,822


                                       Quarterly Statements of Investments | 109

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL ASSET ALLOCATION FUND                                          COUNTRY       SHARES/WARRANTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND WARRANTS (CONTINUED)
    PHARMACEUTICALS (CONTINUED)
    GlaxoSmithKline PLC ....................................................    United Kingdom          50,997      $    1,353,585
    Pfizer Inc. ............................................................    United States           60,304           1,473,227
    Sanofi-Aventis .........................................................        France              13,311           1,127,200
    Takeda Pharmaceutical Co. Ltd. .........................................         Japan              14,786           1,040,053
  a Watson Pharmaceuticals Inc. ............................................    United States           40,492           1,311,941
                                                                                                                    ---------------
                                                                                                                         8,226,601
                                                                                                                    ---------------

    REAL ESTATE MANAGEMENT & DEVELOPMENT 0.9%
    Cheung Kong (Holdings) Ltd. ............................................      Hong Kong             75,748           1,249,078
                                                                                                                    ---------------

    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.5%
  a Infineon Technologies AG, ADR ..........................................       Germany              51,804             889,993
    Samsung Electronics Co. Ltd. ...........................................     South Korea             2,200           1,382,211
                                                                                                                    ---------------
                                                                                                                         2,272,204
                                                                                                                    ---------------

    SOFTWARE 3.5%
  a Check Point Software Technologies Ltd. .................................        Israel              37,146             935,336
    Microsoft Corp. ........................................................    United States           39,012           1,149,293
    Nintendo Co. Ltd. ......................................................         Japan               2,341           1,218,698
  a Oracle Corp. ...........................................................    United States           82,887           1,794,504
                                                                                                                    ---------------
                                                                                                                         5,097,831
                                                                                                                    ---------------

    SPECIALTY RETAIL 0.8%
  a Chico's FAS Inc. .......................................................    United States           36,461             512,277
    The Gap Inc. ...........................................................    United States           36,569             674,332
                                                                                                                    ---------------
                                                                                                                         1,186,609
                                                                                                                    ---------------

    WIRELESS TELECOMMUNICATION SERVICES 1.3%
    Vodafone Group PLC, ADR ................................................    United Kingdom          50,593           1,836,526
                                                                                                                    ---------------
    TOTAL COMMON STOCKS AND WARRANTS (COST $62,563,205) ....................                                            89,407,415
                                                                                                                    ---------------

    PREFERRED STOCK (COST $107,543) 1.0%
    METALS & MINING 1.0%
    Companhia Vale do Rio Doce, ADR, pfd., A ...............................        Brazil              49,278           1,401,959
                                                                                                                    ---------------

                                                                                                ------------------
                                                                                                PRINCIPAL AMOUNT b
                                                                                                ------------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 28.6%
    Bank of Thailand Bond,
         5.00%, 1/12/08 ....................................................      Thailand           9,807,000  THB        287,660
         5.375%, 4/7/08 ....................................................      Thailand           2,311,000  THB         68,070

    Government of Argentina,
    c,d  FRN, 5.475%, 8/03/12 ..............................................     Argentina           1,334,000             746,887
      e  GDP Linked Security, 12/15/35 .....................................     Argentina           9,295,000           1,212,997
      e  GDP Linked Security, 12/15/35 .....................................     Argentina           3,147,000  EUR        518,357


110 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL ASSET ALLOCATION FUND                                     COUNTRY       PRINCIPAL AMOUNT b          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    Government of Canada,
         6.00%, 6/01/08 ................................................        Canada                389,000   CAD $      395,584
         4.25%, 12/01/08 ...............................................        Canada                690,000   CAD        694,231
         6.00%, 6/01/11 ................................................        Canada              1,202,000   CAD      1,283,041
    Government of Indonesia,
         11.00%, 11/15/20 ..............................................      Indonesia        12,000,000,000   IDR      1,440,521
         11.00%, 9/15/25 ...............................................      Indonesia         9,900,000,000   IDR      1,190,089
         12.00%, 9/15/26 ...............................................      Indonesia         8,540,000,000   IDR      1,107,690
  f Government of Iraq, 144A, 5.80%, 1/15/28 ...........................         Iraq                 239,000              144,446
    Government of Malaysia,
         3.135%, 12/17/07 ..............................................       Malaysia             3,853,000   MYR      1,129,680
         6.45%, 7/01/08 ................................................       Malaysia             5,885,000   MYR      1,763,940
    Government of Mexico, 10.00%, 12/05/24 .............................        Mexico                133,000 g MXN      1,452,899
    Government of New Zealand, 7.00%, 7/15/09 ..........................     New Zealand            3,204,000   NZD      2,431,384
    Government of Norway, 5.50%, 5/15/09 ...............................        Norway              4,090,000   NOK        766,298
    Government of Poland,
         6.00%, 5/24/09 ................................................        Poland              9,900,000   PLN      3,786,919
         5.75%, 9/23/22 ................................................        Poland              4,075,000   PLN      1,541,950
    Government of Singapore,
         1.50%, 4/01/08 ................................................      Singapore                80,000   SGD         53,726
         5.625%, 7/01/08 ...............................................      Singapore               777,000   SGD        536,662
         4.375%, 1/15/09 ...............................................      Singapore               200,000   SGD        138,749
    Government of Slovakia, 4.90%, 2/11/14 .............................   Slovak Republic         31,500,000   SKK      1,347,728
    Government of Sweden,
         6.50%, 5/05/08 ................................................       Sweden               7,170,000   SEK      1,129,622
         5.00%, 1/28/09 ................................................       Sweden               9,950,000   SEK      1,564,827
         5.50%, 10/08/12 ...............................................       Sweden               8,620,000   SEK      1,412,652
       h Strip, 9/17/08 ................................................       Sweden               3,000,000   SEK        449,045
    Korea Treasury Note, 4.25%, 9/10/08 ................................     South Korea        5,524,060,000   KRW      5,973,793
c,i KfW Bankengruppe, FRN, 0.60%, 8/08/11 ..............................       Germany            235,000,000   JPY      2,046,556
    New South Wales Treasury Corp., 8.00%, 3/01/08 .....................      Australia               985,000   AUD        879,042
    Nota Do Tesouro Nacional,
         9.762%, 1/01/12 ...............................................        Brazil                  3,450 j BRL      1,796,879
       k Index Linked, 9.817%, 5/15/15 .................................        Brazil                  1,000 j BRL        867,412
       k Index Linked, 9.817%, 5/15/45 .................................        Brazil                  1,430 j BRL      1,250,104
    Queensland Treasury Corp., 6.00%, 7/14/09 ..........................     Australia                540,000   AUD        474,043
                                                                                                                    ---------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
      (COST $35,734,154) ...............................................                                                41,883,483
                                                                                                                    ---------------

    U.S. GOVERNMENT AND AGENCY SECURITIES (COST $1,358,881) 0.9%
    FNMA, 2.125%, 10/09/07 .............................................    United States         150,000,000   JPY      1,306,052
                                                                                                                    ---------------
    TOTAL LONG TERM INVESTMENTS (COST $99,763,783) .....................                                               133,998,909
                                                                                                                    ---------------


                                       Quarterly Statements of Investments | 111

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              COUNTRY/
    TEMPLETON GLOBAL ASSET ALLOCATION FUND                                  ORGANIZATION     PRINCIPAL AMOUNT b          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 9.4%
    FOREIGN GOVERNMENT SECURITIES 6.8%
  h Egypt Treasury Bill,
         7/01/08 .......................................................        Egypt               1,150,000   EGP $      194,950
         8/05/08 .......................................................        Egypt               4,500,000   EGP        757,867
         9/16/08 .......................................................        Egypt               1,700,000   EGP        284,068
       i 9/30/08 .......................................................        Egypt               2,650,000   EGP        441,627
    Government of Malaysia,
         3.546%, 1/11/08 ...............................................       Malaysia             5,360,000   MYR      1,573,315
         3.569%, 2/14/08 ...............................................       Malaysia             2,800,000   MYR        821,881
    Government of Singapore, 2.625%, 10/01/07 ..........................      Singapore               212,000   SGD        142,694
  h Government of Sweden, Strip, 6/18/08 ...............................        Sweden              3,000,000   SEK        453,432
  h Malaysia Treasury Bill,
         12/13/07 ......................................................       Malaysia             1,875,000   MYR        546,359
         12/21/07 ......................................................       Malaysia             3,245,000   MYR        944,873
         2/28/08 .......................................................       Malaysia             5,220,000   MYR      1,510,417
  h Norway Treasury Bill,
         12/19/07 ......................................................        Norway             11,778,000   NOK      2,162,169
         6/18/08 .......................................................        Norway                100,000   NOK         17,907
         9/17/08 .......................................................        Norway                430,000   NOK         76,084
                                                                                                                    ---------------
    TOTAL FOREIGN GOVERNMENT SECURITIES (COST $9,457,266) ..............                                                 9,927,643
                                                                                                                    ---------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
      (COST $109,221,049) ..............................................                                               143,926,552
                                                                                                                    ---------------

                                                                                              ----------------
                                                                                                  SHARES
                                                                                              ----------------
    MONEY MARKET FUND (COST $3,813,681) 2.6%
  l Franklin Institutional Fiduciary Trust Money Market Portfolio,
      4.95% ............................................................    United States           3,813,681            3,813,681
                                                                                                                    ---------------
    TOTAL INVESTMENTS (COST $113,034,730) 101.0% .......................                                               147,740,233
    NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (0.2)% ...........                                                  (290,213)
    OTHER ASSETS, LESS LIABILITIES (0.8)% ..............................                                                (1,236,523)
                                                                                                                    ---------------
    NET ASSETS 100.0% ..................................................                                            $  146,213,497
                                                                                                                    ===============

See Currency and Selected Portfolio Abbreviations on page 123.

a Non-income producing for the twelve months ended September 30, 2007.

b The principal amount is stated in U.S. dollars unless otherwise indicated.

c The coupon rate shown represents the rate at period end.

d The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

e Securities are linked to the Argentine GDP and do not pay principal over the life of the security or at expiration. Securities entitle the holder to receive only variable income payments, subject to certain conditions, which are based on growth of the Argentine GDP and the principal or "notional" value of these GDP linked securities.

f Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2007, the value of this security was $144,446, representing 0.10% of net assets.

g Principal amount is stated in 100 Mexican Peso Units.

h The security is traded on a discount basis with no stated coupon rate.

i Security purchased on a when-issued or delayed delivery basis.

j Principal amount is stated in 1,000 Brazilian Real Units.

k Redemption price at maturity is adjusted for inflation.

l The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


112 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL INCOME SECURITIES FUND                                                  PRINCIPAL AMOUNT a           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    GOVERNMENT AND AGENCY SECURITIES 76.4%
    ARGENTINA 2.6%
    Government of Argentina,
     b,c FRN, 5.475%, 8/03/12 .............................................................      21,792,000          $   12,201,022
       d GDP Linked Security, 12/15/35 ....................................................      13,185,000               1,720,642
       d GDP Linked Security, 12/15/35 ....................................................       4,380,000   EUR           721,450
                                                                                                                     ---------------
                                                                                                                         14,643,114
                                                                                                                     ---------------
    AUSTRALIA 1.5%
    New South Wales Treasury Corp., 8.00%, 3/01/08 ........................................       5,990,000   AUD         5,345,646
    Queensland Treasury Corp., 6.00%, 7/14/09 .............................................       3,195,000   AUD         2,804,756
                                                                                                                     ---------------
                                                                                                                          8,150,402
                                                                                                                     ---------------
    AUSTRIA 0.2%
    Government of Austria,
         5.50%, 10/20/07 ..................................................................         425,000   EUR           606,263
         5.00%, 7/15/12 ...................................................................         400,000   EUR           588,835
                                                                                                                     ---------------
                                                                                                                          1,195,098
                                                                                                                     ---------------
    BELGIUM 0.2%
    Government of Belgium, 7.50%, 7/29/08 .................................................         686,000   EUR         1,004,587
                                                                                                                     ---------------
    BRAZIL 6.7%
    Nota Do Tesouro Nacional,
         9.762%, 1/01/12 ..................................................................          20,470 e BRL        10,661,483
         9.762%, 1/01/14 ..................................................................           7,100 e BRL         3,635,628
         9.762%, 1/01/17 ..................................................................          22,490 e BRL        11,291,430
       f Index Linked, 9.817%, 5/15/15 ....................................................           2,750 e BRL         2,385,384
       f Index Linked, 9.817%, 5/15/45 ....................................................          10,825 e BRL         9,463,196
                                                                                                                     ---------------
                                                                                                                         37,437,121
                                                                                                                     ---------------
    CANADA 4.0%
    Government of Canada, 4.25%, 12/01/08 .................................................      14,500,000   CAD        14,588,911
    Province of Alberta, 5.00%, 12/16/08 ..................................................       1,405,000   CAD         1,423,933
    Province of Manitoba, 6.375%, 9/01/15 .................................................       1,638,000   NZD         1,159,188
    Province of Newfoundland, 5.90%, 12/12/07 .............................................         300,000   CAD           302,481
    Province of Ontario,
         3.875%, 3/08/08 ..................................................................       1,925,000   CAD         1,931,285
         5.70%, 12/01/08 ..................................................................       2,200,000   CAD         2,245,772
         6.25%, 6/16/15 ...................................................................         925,000   NZD           644,028
                                                                                                                     ---------------
                                                                                                                         22,295,598
                                                                                                                     ---------------
    FRANCE 0.1%
    Government of France, 4.00%, 10/25/09 .................................................         195,000   EUR           277,694
                                                                                                                     ---------------
    GERMANY 4.6%
b,g KfW Bankengruppe, FRN, 0.60%, 8/08/11 .................................................   2,965,000,000   JPY        25,821,441
                                                                                                                     ---------------


                                       Quarterly Statements of Investments | 113

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL INCOME SECURITIES FUND                                                  PRINCIPAL AMOUNT a           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    INDONESIA 7.8%
    Government of Indonesia,
         10.00%, 10/15/11 .................................................................   1,800,000,000   IDR    $      203,593
         11.00%, 12/15/12 .................................................................     450,000,000   IDR            53,085
         14.25%, 6/15/13 ..................................................................  11,269,000,000   IDR         1,509,102
         14.275%, 12/15/13 ................................................................  21,167,000,000   IDR         2,862,680
         11.00%, 10/15/14 .................................................................   3,390,000,000   IDR           404,297
         10.75%, 5/15/16 ..................................................................   3,300,000,000   IDR           391,469
         10.00%, 7/15/17 ..................................................................   3,500,000,000   IDR           398,747
         11.50%, 9/15/19 ..................................................................  30,075,000,000   IDR         3,748,608
         11.00%, 11/15/20 .................................................................  31,230,000,000   IDR         3,748,955
         12.80%, 6/15/21 ..................................................................  74,215,000,000   IDR        10,010,787
         12.90%, 6/15/22 ..................................................................  10,710,000,000   IDR         1,461,311
         10.25%, 7/15/22 ..................................................................  52,500,000,000   IDR         5,985,063
         11.75%, 8/15/23 ..................................................................   5,491,000,000   IDR           694,533
         10.00%, 9/15/24 ..................................................................   5,000,000,000   IDR           554,779
         11.00%, 9/15/25 ..................................................................  39,400,000,000   IDR         4,736,313
         12.00%, 9/15/26 ..................................................................   8,230,000,000   IDR         1,067,481
         10.25%, 7/15/27 ..................................................................  48,220,000,000   IDR         5,446,845
                                                                                                                     ---------------
                                                                                                                         43,277,648
                                                                                                                     ---------------
    IRAQ 1.0%
  h Government of Iraq, Reg S, 5.80%, 1/15/28 .............................................       9,300,000               5,620,687
                                                                                                                     ---------------
    MALAYSIA 3.8%
    Government of Malaysia,
         8.60%, 12/01/07 ..................................................................      25,395,000   MYR         7,513,701
         3.135%, 12/17/07 .................................................................      14,625,000   MYR         4,287,977
         6.45%, 7/01/08 ...................................................................      14,772,000   MYR         4,427,683
         3.917%, 9/30/08 ..................................................................         400,000   MYR           118,004
         4.305%, 2/27/09 ..................................................................       4,210,000   MYR         1,248,810
       g 7.00%, 3/15/09 ...................................................................      12,234,000   MYR         3,768,036
                                                                                                                     ---------------
                                                                                                                         21,364,211
                                                                                                                     ---------------
    MEXICO 4.6%
    Government of Mexico,
       i 144A, 7.50%, 3/08/10 .............................................................         450,000   EUR           683,555
         8.00%, 12/17/15 ..................................................................         726,000 j MXN         6,673,432
       g 10.00%, 12/05/24 .................................................................       1,655,000 j MXN        18,079,304
                                                                                                                     ---------------
                                                                                                                         25,436,291
                                                                                                                     ---------------
    NEW ZEALAND 0.3%
    Government of New Zealand, 7.00%, 7/15/09 .............................................       2,435,000   NZD         1,847,821
                                                                                                                     ---------------
    NORWAY 2.1%
    Government of Norway, 5.50%, 5/15/09 ..................................................      62,760,000   NOK        11,758,653
                                                                                                                     ---------------


114 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL INCOME SECURITIES FUND                                                  PRINCIPAL AMOUNT a           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    PERU 0.7%
    Government of Peru,
         7, 8.60%, 8/12/17 ................................................................       6,185,000   PEN    $    2,346,839
         7.84%, 8/12/20 ...................................................................       4,945,000   PEN         1,809,964
                                                                                                                     ---------------
                                                                                                                          4,156,803
                                                                                                                     ---------------
    PHILIPPINES 0.1%
  h Government of the Philippines, Reg S, 9.125%, 2/22/10 .................................         330,000   EUR           504,615
                                                                                                                     ---------------
    POLAND 3.6%
    Government of Poland,
         6.00%, 5/24/09 ...................................................................       4,045,000   PLN         1,547,281
         5.75%, 9/23/22 ...................................................................      48,750,000   PLN        18,446,644
                                                                                                                     ---------------
                                                                                                                         19,993,925
                                                                                                                     ---------------
    SINGAPORE 1.9%
    Government of Singapore,
         2.625%, 10/01/07 .................................................................       5,900,000   SGD         3,971,192
         1.50%, 4/01/08 ...................................................................         350,000   SGD           235,049
         5.625%, 7/01/08 ..................................................................       3,240,000   SGD         2,237,817
         4.375%, 1/15/09 ..................................................................       5,670,000   SGD         3,933,546
                                                                                                                     ---------------
                                                                                                                         10,377,604
                                                                                                                     ---------------
    SLOVAK REPUBLIC 1.8%
    Government of Slovakia,
         4.95%, 3/05/08 ...................................................................      81,000,000   SKK         3,417,048
         4.80%, 4/14/09 ...................................................................      33,500,000   SKK         1,418,069
         4.90%, 2/05/10 ...................................................................       1,000,000   SKK            42,616
         8.50%, 8/17/10 ...................................................................      70,000,000   SKK         3,265,606
         7.50%, 3/13/12 ...................................................................      19,000,000   SKK           895,201
         5.00%, 1/22/13 ...................................................................       6,000,000   SKK           257,089
         4.90%, 2/11/14 ...................................................................       4,900,000   SKK           209,647
         5.30%, 5/12/19 ...................................................................      11,200,000   SKK           494,323
                                                                                                                     ---------------
                                                                                                                          9,999,599
                                                                                                                     ---------------
    SOUTH AFRICA 0.1%
    Government of South Africa, 5.25%, 5/16/13 ............................................         200,000   EUR           287,273
                                                                                                                     ---------------
    SOUTH KOREA 5.6%
    Korea Treasury Note,
         4.25%, 3/10/08 ...................................................................   2,700,000,000   KRW         2,937,315
         4.75%, 3/12/08 ...................................................................   3,768,000,000   KRW         4,107,830
         4.50%, 9/09/08 ...................................................................   1,945,000,000   KRW         2,108,194
         4.25%, 9/10/08 ...................................................................  14,364,690,000   KRW        15,534,168
         4.75%, 6/10/09 ...................................................................   5,925,000,000   KRW         6,400,839
                                                                                                                     ---------------
                                                                                                                         31,088,346
                                                                                                                     ---------------
    SPAIN 0.1%
    Government of Spain, 6.00%, 1/31/08 ...................................................         390,000   EUR           559,246
                                                                                                                     ---------------


                                       Quarterly Statements of Investments | 115

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL INCOME SECURITIES FUND                                                  PRINCIPAL AMOUNT a           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
  k SUPRANATIONAL 7.9%
    European Bank For Reconstruction & Development, senior note, 5.10%, 6/12/09 ...........      40,000,000   PLN    $   15,207,732
  b European Investment Bank, senior note, FRN, 0.781%, 9/21/11 ...........................   1,340,000,000   JPY        11,667,029
    Inter-American Development Bank,
       6.00%, 12/15/17 ....................................................................         575,000   NZD           394,339
       senior note, 7.50%, 12/05/24 .......................................................     200,000,000   MXN        16,543,780
                                                                                                                     ---------------
                                                                                                                         43,812,880
                                                                                                                     ---------------
    SWEDEN 12.7%
    Government of Sweden,
         6.50%, 5/05/08 ...................................................................     151,000,000   SEK        23,789,806
         5.00%, 1/28/09 ...................................................................     229,950,000   SEK        36,164,011
       l Strip, 9/17/08 ...................................................................      30,000,000   SEK         4,490,455
  l Sweden Treasury Bill, 12/19/07 ........................................................      38,775,000   SEK         5,971,809
                                                                                                                     ---------------
                                                                                                                         70,416,081
                                                                                                                     ---------------
    UNITED STATES 2.4%
    FNMA,
         2.125%, 10/09/07 .................................................................   1,350,000,000   JPY        11,754,473
         1.75%, 3/26/08 ...................................................................     180,000,000   JPY         1,572,932
                                                                                                                     ---------------
                                                                                                                         13,327,405
                                                                                                                     ---------------
    TOTAL GOVERNMENT AND AGENCY SECURITIES (COST $399,341,480) ............................                             424,654,143
                                                                                                                     ---------------
    SHORT TERM INVESTMENTS 25.8%
    GOVERNMENT AND AGENCY SECURITIES 16.6%
    EGYPT 4.5%
g,l Egypt Treasury Bills, 10/09/07 - 9/30/08 ..............................................     144,025,000   EGP        24,893,169
                                                                                                                     ---------------
    MALAYSIA 7.8%
    Government of Malaysia,
         3.546%, 1/11/08 ..................................................................       8,890,000   MYR         2,609,473
         3.569%, 2/14/08 ..................................................................      17,280,000   MYR         5,072,181
         7.60%, 3/15/08 ...................................................................       5,000,000   MYR         1,494,057
         3.17%, 5/15/08 ...................................................................      16,610,000   MYR         4,863,691
         3.541%, 7/08/08 ..................................................................       6,100,000   MYR         1,790,885
         3.562%, 7/15/08 ..................................................................       8,050,000   MYR         2,363,617
  l Malaysia Treasury Bills, 11/01/07 - 9/23/08 ...........................................      87,370,000   MYR        25,257,970
                                                                                                                     ---------------
                                                                                                                         43,451,874
                                                                                                                     ---------------
    NORWAY 3.5%
  l Norway Treasury Bills,
         12/19/07 .........................................................................      44,930,000   NOK         8,248,112
         3/19/08 ..........................................................................      56,765,000   NOK        10,254,242
         6/18/08 - 9/17/08 ................................................................       4,190,000   NOK           743,084
                                                                                                                     ---------------
                                                                                                                         19,245,438
                                                                                                                     ---------------


116 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL INCOME SECURITIES FUND                                                  PRINCIPAL AMOUNT a           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONTINUED)
    SWEDEN 0.8%
  l Government of Sweden, Strip, 6/18/08 ..................................................      30,000,000   SEK    $    4,534,316
                                                                                                                     ---------------
    TOTAL GOVERNMENT AND AGENCY SECURITIES (COST $88,454,934) .............................                              92,124,797
                                                                                                                     ---------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $487,796,414) .....................                             516,778,940
                                                                                                                     ---------------
    UNITED STATES 9.2%
    REPURCHASE AGREEMENT (COST $51,490,094) 9.2%
  m Joint Repurchase Agreement, 4.656%, 10/01/07 (Maturity Value $51,510,073) .............      51,490,094              51,490,094
       ABN AMRO Bank NV, New York Branch (Maturity Value $4,773,954)
       Banc of America Securities LLC (Maturity Value $4,773,954)
       Barclays Capital Inc. (Maturity Value $4,773,954)
       BNP Paribas Securities Corp. (Maturity Value $4,773,954)
       Deutsche Bank Securities Inc. (Maturity Value $4,773,954)
       Goldman, Sachs & Co. (Maturity Value $4,773,954)
       Greenwich Capital Markets Inc. (Maturity Value $4,773,954)
       Lehman Brothers Inc. (Maturity Value $3,770,533)
       Merrill Lynch Government Securities Inc. (Maturity Value $4,773,954)
       Morgan Stanley & Co. Inc. (Maturity Value $4,773,954)
       UBS Securities LLC (Maturity Value $4,773,954)
         Collateralized by U.S. Government Agency Securities, 2.84% - 7.25%,
           10/05/07 - 8/23/12; l U.S. Government Agency Discount Notes, 10/01/07 - 3/05/08;
             l U.S. Treasury Bills, 12/06/07 - 3/27/08; and U.S. Treasury Notes,  -
             4.875%, 4.125% 4/30/12 - 8/31/12
                                                                                                                     ---------------
    TOTAL INVESTMENTS (COST $539,286,508) 102.2% ..........................................                             568,269,034
    NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 0.4% ................................                               2,478,670
    OTHER ASSETS, LESS LIABILITIES (2.6)% .................................................                             (14,787,794)
                                                                                                                     ---------------
    NET ASSETS 100.0% .....................................................................                          $  555,959,910
                                                                                                                     ===============

See Currency and Selected Portfolio Abbreviations on page 123.

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The coupon rate shown represents the rate at period end.

c The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

d Securities are linked to the Argentine GDP and do not pay principal over the life of the security or at expiration. Securities entitle the holder to receive only variable income payments, subject to certain conditions, which are based on growth of the Argentine GDP and the principal or "notional" value of these GDP linked securities.

e Principal amount is stated in 1,000 Brazilian Real units.

f Principal amount of security is adjusted for inflation.

g Security purchased on a when-issued or delayed delivery basis.

h Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2007, the aggregate value of these securities was $6,125,302, representing 1.10% of net assets.

i Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2007, the value of this security was $683,555, representing 0.12% of net assets.

j Principal amount is stated in 100 Mexican Peso units.

k A supranational organization is an entity formed by two or more central governments through international treaties.

l The security is traded on a discount basis with no stated coupon rate.

m Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2007, all repurchase agreements had been entered into on September 28, 2007.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 117

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GROWTH SECURITIES FUND                                                   COUNTRY           SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 93.6%
  AEROSPACE & DEFENSE 0.7%
a BAE Systems PLC, 144A .....................................................    United Kingdom             369      $        3,727
  Raytheon Co. ..............................................................     United States         186,177          11,881,816
b Rolls-Royce Group PLC .....................................................    United Kingdom       1,349,842          14,433,456
                                                                                                                     ---------------
                                                                                                                         26,318,999
                                                                                                                     ---------------
  AIR FREIGHT & LOGISTICS 2.1%
  Deutsche Post AG ..........................................................        Germany          1,373,042          39,866,818
  United Parcel Service Inc., B .............................................     United States         514,840          38,664,484
                                                                                                                     ---------------
                                                                                                                         78,531,302
                                                                                                                     ---------------
  AUTO COMPONENTS 0.5%
b Lear Corp. ................................................................     United States         240,108           7,707,467
  Valeo SA ..................................................................        France             202,767          11,283,258
                                                                                                                     ---------------
                                                                                                                         18,990,725
                                                                                                                     ---------------
  AUTOMOBILES 3.7%
  Bayerische Motoren Werke AG ...............................................        Germany            859,457          55,584,208
  Harley-Davidson Inc. ......................................................     United States         299,480          13,838,971
  Hyundai Motor Co. Ltd. ....................................................      South Korea          268,950          21,717,007
  Peugeot SA ................................................................        France             529,892          43,738,700
                                                                                                                     ---------------
                                                                                                                        134,878,886
                                                                                                                     ---------------
  BIOTECHNOLOGY 1.4%
b Amgen Inc. ................................................................     United States         931,720          52,707,400
                                                                                                                     ---------------
  BUILDING PRODUCTS 0.5%
  Assa Abloy AB, B ..........................................................        Sweden             886,200          18,396,308
                                                                                                                     ---------------
  CAPITAL MARKETS 1.2%
  Nomura Holdings Inc. ......................................................         Japan             433,174           7,262,933
  UBS AG ....................................................................      Switzerland          673,794          36,236,688
                                                                                                                     ---------------
                                                                                                                         43,499,621
                                                                                                                     ---------------
  COMMERCIAL BANKS 9.7%
  HSBC Holdings PLC .........................................................    United Kingdom       2,959,079          54,123,576
  Intesa Sanpaolo SpA .......................................................         Italy           8,424,310          65,055,314
  Kookmin Bank ..............................................................      South Korea          426,140          35,480,625
  Mitsubishi UFJ Financial Group Inc. .......................................         Japan           4,676,000          42,173,132
  Royal Bank of Scotland Group PLC ..........................................    United Kingdom       4,838,882          51,988,280
  Shinsei Bank Ltd. .........................................................         Japan           6,411,000          20,203,552
  Sumitomo Mitsui Financial Group Inc. ......................................         Japan               4,674          36,417,080
  UniCredito Italiano SpA ...................................................         Italy           6,063,647          51,884,202
                                                                                                                     ---------------
                                                                                                                        357,325,761
                                                                                                                     ---------------
  COMMERCIAL SERVICES & SUPPLIES 0.4%
  Pitney Bowes Inc. .........................................................     United States         288,990          13,125,926
                                                                                                                     ---------------
  COMPUTERS & PERIPHERALS 2.1%
  Seagate Technology ........................................................     United States       3,071,238          78,562,268
                                                                                                                     ---------------


118 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GROWTH SECURITIES FUND                                                   COUNTRY           SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  DIVERSIFIED FINANCIAL SERVICES 1.8%
  ING Groep NV ..............................................................      Netherlands        1,483,770      $   65,871,217
                                                                                                                     ---------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 4.8%
  BCE Inc. ..................................................................        Canada             374,423          15,022,855
  Belgacom ..................................................................        Belgium            233,162          10,819,951
  France Telecom SA .........................................................        France           1,428,670          47,859,143
  KT Corp., ADR .............................................................      South Korea          862,201          21,598,135
  Singapore Telecommunications Ltd. .........................................       Singapore        12,064,000          32,642,714
  Telefonos de Mexico SAB de CV (Telmex), L, ADR ............................        Mexico             471,465          15,497,055
  Telekom Austria AG ........................................................        Austria            122,140           3,196,274
b Telenor ASA ...............................................................        Norway           1,478,027          29,608,791
                                                                                                                     ---------------
                                                                                                                        176,244,918
                                                                                                                     ---------------
  ELECTRIC UTILITIES 0.3%
  Hong Kong Electric Holdings Ltd. ..........................................       Hong Kong         1,821,181           9,463,784
                                                                                                                     ---------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.0%
b Celestica Inc. ............................................................        Canada             343,812           2,100,691
b Flextronics International Ltd. ............................................       Singapore           641,110           7,167,610
  FUJIFILM Holdings Corp. ...................................................         Japan             643,837          29,762,118
  Hitachi Ltd. ..............................................................         Japan           1,996,278          13,294,617
  Tyco Electronics Ltd. .....................................................     United States         594,418          21,143,448
                                                                                                                     ---------------
                                                                                                                         73,468,484
                                                                                                                     ---------------
  FOOD PRODUCTS 1.0%
  Nestle SA .................................................................      Switzerland           86,034          38,656,170
                                                                                                                     ---------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.8%
b Boston Scientific Corp. ...................................................     United States       3,115,270          43,458,016
b Covidien Ltd. .............................................................     United States         594,418          24,668,347
  Olympus Corp. .............................................................         Japan                 800              32,872
                                                                                                                     ---------------
                                                                                                                         68,159,235
                                                                                                                     ---------------
  HEALTH CARE PROVIDERS & SERVICES 0.3%
b Tenet Healthcare Corp. ....................................................     United States       2,881,768           9,682,740
                                                                                                                     ---------------
  HOTELS RESTAURANTS & LEISURE 1.4%
  Accor SA ..................................................................        France             184,940          16,420,635
  Compass Group PLC .........................................................    United Kingdom       5,578,849          34,478,842
                                                                                                                     ---------------
                                                                                                                         50,899,477
                                                                                                                     ---------------
  HOUSEHOLD DURABLES 1.1%
  Koninklijke Philips Electronics NV ........................................      Netherlands          912,198          41,173,028
                                                                                                                     ---------------
  INDUSTRIAL CONGLOMERATES 5.3%
  General Electric Co. ......................................................     United States       2,123,410          87,909,174
  Siemens AG ................................................................        Germany            602,004          82,632,348
  Tyco International Ltd. ...................................................     United States         594,418          26,356,494
                                                                                                                     ---------------
                                                                                                                        196,898,016
                                                                                                                     ---------------


                                       Quarterly Statements of Investments | 119

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GROWTH SECURITIES FUND                                                   COUNTRY           SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  INSURANCE 6.3%
  American International Group Inc. .........................................     United States       1,023,745      $   69,256,349
  Aviva PLC .................................................................    United Kingdom       3,744,136          56,393,695
  Muenchener Rueckversicherungs-Gesellschaft AG .............................        Germany            137,670          26,386,911
  Old Mutual PLC ............................................................    United Kingdom       7,445,420          24,424,397
  Standard Life Assurance Co. ...............................................    United Kingdom       2,469,326          14,578,920
  Torchmark Corp. ...........................................................     United States         253,277          15,784,223
  Willis Group Holdings Ltd. ................................................     United States         586,490          24,010,901
                                                                                                                     ---------------
                                                                                                                        230,835,396
                                                                                                                     ---------------
  INTERNET & CATALOG RETAIL 0.6%
b Expedia Inc. ..............................................................     United States         694,780          22,149,586
                                                                                                                     ---------------
  IT SERVICES 1.8%
  Accenture Ltd., A .........................................................     United States         969,457          39,020,644
  Electronic Data Systems Corp. .............................................     United States       1,308,360          28,574,583
                                                                                                                     ---------------
                                                                                                                         67,595,227
                                                                                                                     ---------------
  LEISURE EQUIPMENT & PRODUCTS 1.1%
  Eastman Kodak Co. .........................................................     United States       1,484,649          39,729,207
                                                                                                                     ---------------
  MEDIA 10.6%
  British Sky Broadcasting Group PLC ........................................    United Kingdom         274,775           3,908,077
b Comcast Corp., A ..........................................................     United States       1,293,102          30,982,724
b The Interpublic Group of Cos. Inc. ........................................     United States       2,797,188          29,034,811
  Mediaset SpA ..............................................................         Italy           1,867,440          19,281,251
  News Corp., A .............................................................     United States       3,701,922          81,405,265
  Pearson PLC ...............................................................    United Kingdom       1,838,142          28,494,616
  Reed Elsevier NV ..........................................................      Netherlands        2,518,906          47,848,262
  Time Warner Inc. ..........................................................     United States       3,275,372          60,135,830
b Viacom Inc., B ............................................................     United States       1,325,938          51,671,804
  Vivendi SA ................................................................        France             935,820          39,503,358
                                                                                                                     ---------------
                                                                                                                        392,265,998
                                                                                                                     ---------------
  OFFICE ELECTRONICS 0.8%
  Konica Minolta Holdings Ltd. ..............................................         Japan           1,733,800          29,387,208
                                                                                                                     ---------------
  OIL, GAS & CONSUMABLE FUELS 6.9%
  BP PLC ....................................................................    United Kingdom       5,341,037          62,028,685
  El Paso Corp. .............................................................     United States       2,309,384          39,190,246
  Eni SpA ...................................................................         Italy             863,977          32,022,736
  Gazprom, ADR ..............................................................        Russia             330,460          14,515,456
  Royal Dutch Shell PLC, B ..................................................    United Kingdom       1,489,450          61,357,947
  Total SA, B ...............................................................        France             533,420          43,375,699
                                                                                                                     ---------------
                                                                                                                        252,490,769
                                                                                                                     ---------------
  PAPER & FOREST PRODUCTS 2.9%
  International Paper Co. ...................................................     United States         704,043          25,254,022
  Sappi Ltd. ................................................................     South Africa          657,826           9,980,374


120 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GROWTH SECURITIES FUND                                                   COUNTRY           SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  PAPER & FOREST PRODUCTS (CONTINUED)
  Stora Enso OYJ, R .........................................................        Finland          1,117,082      $   21,761,345
  Svenska Cellulosa AB, B ...................................................        Sweden           1,357,173          25,329,430
  UPM-Kymmene OYJ ...........................................................        Finland          1,087,262          26,297,232
                                                                                                                     ---------------
                                                                                                                        108,622,403
                                                                                                                     ---------------
  PHARMACEUTICALS 7.6%
  Bristol-Myers Squibb Co. ..................................................     United States         651,631          18,780,005
  GlaxoSmithKline PLC .......................................................    United Kingdom       2,245,569          59,602,915
  Merck & Co. Inc. ..........................................................     United States         647,601          33,474,496
  Novartis AG ...............................................................      Switzerland          644,354          35,566,791
  Pfizer Inc. ...............................................................     United States       3,182,513          77,748,793
  Sanofi-Aventis ............................................................        France             640,537          54,241,837
                                                                                                                     ---------------
                                                                                                                        279,414,837
                                                                                                                     ---------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 1.0%
  Cheung Kong (Holdings) Ltd. ...............................................       Hong Kong         1,199,833          19,785,141
  Swire Pacific Ltd., A .....................................................       Hong Kong         1,408,516          17,075,502
                                                                                                                     ---------------
                                                                                                                         36,860,643
                                                                                                                     ---------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.4%
b Infineon Technologies AG ..................................................        Germany          2,227,809          38,379,107
  Samsung Electronics Co. Ltd. ..............................................      South Korea           80,890          50,821,405
                                                                                                                     ---------------
                                                                                                                         89,200,512
                                                                                                                     ---------------
  SOFTWARE 4.9%
b Cadence Design Systems Inc. ...............................................     United States         789,718          17,523,843
  Microsoft Corp. ...........................................................     United States       2,981,829          87,844,682
b Oracle Corp. ..............................................................     United States       3,491,900          75,599,635
                                                                                                                     ---------------
                                                                                                                        180,968,160
                                                                                                                     ---------------
  SPECIALTY RETAIL 0.9%
b Chico's FAS Inc. ..........................................................     United States       1,293,800          18,177,890
  Kingfisher PLC ............................................................    United Kingdom       3,744,140          13,700,005
                                                                                                                     ---------------
                                                                                                                         31,877,895
                                                                                                                     ---------------
  WIRELESS TELECOMMUNICATION SERVICES 3.7%
  SK Telecom Co. Ltd. .......................................................      South Korea           80,853          18,552,371
  SK Telecom Co. Ltd., ADR ..................................................      South Korea          108,491           3,222,183
  Sprint Nextel Corp. .......................................................     United States       2,588,130          49,174,470
  Vodafone Group PLC ........................................................    United Kingdom      18,210,261          65,775,173
                                                                                                                     ---------------
                                                                                                                        136,724,197
                                                                                                                     ---------------
  TOTAL COMMON STOCKS (COST $2,847,256,003) .................................                                         3,450,976,303
                                                                                                                     ---------------


                                       Quarterly Statements of Investments | 121

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GROWTH SECURITIES FUND                                                   COUNTRY     PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 5.9%
  U.S. GOVERNMENT AND AGENCY SECURITIES 5.9%
c FHLB,
     10/01/07 ...............................................................     United States    $ 42,467,000      $   42,467,000
     12/26/07 ...............................................................     United States      40,000,000          39,574,320
     1/24/08 ................................................................     United States      40,000,000          39,439,680
     1/25/08 ................................................................     United States      50,000,000          49,293,550
     3/12/08 ................................................................     United States      25,000,000          24,507,050
     4/14/08 ................................................................     United States       6,000,000           5,858,064
c FNMA, 1/02/08 .............................................................     United States      16,230,000          16,046,147
                                                                                                                     ---------------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
    (COST $217,007,155) .....................................................                                           217,185,811
                                                                                                                     ---------------
  TOTAL INVESTMENTS (COST $3,064,263,158) 99.5% .............................                                         3,668,162,114
  OTHER ASSETS, LESS LIABILITIES 0.5% .......................................                                            17,779,663
                                                                                                                     ---------------
  NET ASSETS 100.0% .........................................................                                        $3,685,941,777
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 123.

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2007, the value of this security was $3,727, representing less than 0.01% of net assets.

b Non-income producing for the twelve months ended September 30, 2007.

c The security is traded on a discount basis with no stated coupon rate.


122 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

CURRENCY ABBREVIATIONS

AUD   - Australian Dollar
BRL   - Brazilian Real
CAD   - Canadian Dollar
EGP   - Egyptian Pounds
EUR   - Euro
GBP   - British Pound
IDR   - Indonesian Rupiah
JPY   - Japanese Yen
KRW   - South Korean Won
MXN   - Mexican Peso
MYR   - Malaysian Ringgit
NOK   - Norwegian Krone
NZD   - New Zealand Dollar
PEN   - Peruvian Nuevo Sol
PLN   - Polish Zloty
SEK   - Swedish Krona
SGD   - Singapore Dollar
SKK   - Slovak Koruna
THB   - Thai Baht

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
FFCB  - Federal Farm Credit Bank
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FICO  - Financing Corp.
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
GDP   - Gross Domestic Product
GDR   - Global Depository Receipt
GNMA  - Government National Mortgage Association
HUD   - Housing and Urban Development
L/C   - Letter of Credit
MTN   - Medium Term Note
PC    - Participation Certificate
PIK   - Payment-In-Kind
PIPES - Private Investment in Public Equity Security
PL    - Project Loan
REIT  - Real Estate Investment Trust
SBA   - Small Business Administration
SDR   - Swedish Depository Receipt
SF    - Single Family
TVA   - Tennessee Valley Authority


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 123

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of twenty-three separate funds (the Funds). All Funds are diversified except the Franklin Global Real Estate Securities Fund and the Templeton Global Income Securities Fund, which are non-diversified. The Franklin Templeton VIP Founding Funds Allocation Fund invests primarily in Franklin Templeton mutual funds (the Underlying Funds). Shares of the Funds are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

Effective May 1, 2007, the Franklin Real Estate Fund was renamed the Franklin Global Real Estate Securities Fund.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value. Repurchase agreements are valued at cost.

Securities in the Franklin Money Market Fund are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Net asset value per share for the Franklin Templeton VIP Founding Funds Allocation Fund is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.


124 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. SECURITY VALUATION (CONTINUED)

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                                       Quarterly Statements of Investments | 125

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. INCOME TAXES

At September 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                              ----------------------------------------------------------------------
                                                                   FRANKLIN
                                                  FRANKLIN          GLOBAL        FRANKLIN GLOBAL   FRANKLIN GROWTH
                                              FLEX CAP GROWTH    COMMUNICATIONS     REAL ESTATE       AND INCOME
                                              SECURITIES FUND   SECURITIES FUND   SECURITIES FUND   SECURITIES FUND
                                              ----------------------------------------------------------------------
Cost of investments .......................   $   131,541,174   $   185,179,311   $ 1,095,405,275   $   572,774,403
                                              ======================================================================
Unrealized appreciation ...................   $    22,814,882   $   114,705,705   $   157,447,679   $   172,100,100
Unrealized depreciation ...................          (654,198)       (2,313,538)      (35,055,574)      (22,770,144)
                                              ----------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) .........................   $    22,160,684   $   112,392,167   $   122,392,105   $   149,329,956
                                              ======================================================================

                                              ----------------------------------------------------------------------
                                                  FRANKLIN         FRANKLIN           FRANKLIN         FRANKLIN
                                                HIGH INCOME         INCOME        LARGE CAP GROWTH  LARGE CAP VALUE
                                              SECURITIES FUND   SECURITIES FUND    SECURITIES FUND  SECURITIES FUND
                                              ----------------------------------------------------------------------
Cost of investments .......................   $   237,161,586   $ 7,240,023,751   $   659,752,596   $    36,257,884
                                              ======================================================================

Unrealized appreciation ...................   $     3,545,202   $   673,498,050   $   164,460,232   $     4,703,752
Unrealized depreciation ...................        (9,195,160)     (175,155,573)      (13,687,518)       (1,107,710)
                                              ----------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) .........................   $    (5,649,958)  $   498,342,477   $   150,772,714   $     3,596,042
                                              ======================================================================

                                              ----------------------------------------------------------------------
                                                                                                       FRANKLIN
                                                  FRANKLIN          FRANKLIN          FRANKLIN       SMALL-MID CAP
                                                MONEY MARKET    RISING DIVIDENDS  SMALL CAP VALUE       GROWTH
                                                    FUND        SECURITIES FUND   SECURITIES FUND   SECURITIES FUND
                                              ----------------------------------------------------------------------
Cost of investments .......................   $    47,254,643   $ 1,975,755,485   $ 1,265,644,375   $ 1,049,295,440
                                              ======================================================================
Unrealized appreciation ...................   $            --   $   617,436,288   $   404,012,359   $   395,360,384
Unrealized depreciation ...................                --       (39,340,406)     (126,705,380)      (24,209,943)
                                              ----------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) .........................   $            --   $   578,095,882   $   277,306,979   $   371,150,441
                                              ======================================================================

                                              ----------------------------------------------------------------------
                                                                   FRANKLIN
                                                  FRANKLIN       TEMPLETON VIP        FRANKLIN         FRANKLIN
                                              STRATEGIC INCOME   FOUNDING FUNDS   U.S. GOVERNMENT     ZERO COUPON
                                              SECURITIES FUND   ALLOCATION FUND        FUND           FUND - 2010
                                              ----------------------------------------------------------------------
Cost of investments .......................   $ 1,077,997,479   $    17,410,999   $   559,586,655   $   112,043,931
                                              ======================================================================

Unrealized appreciation ...................   $    27,777,509   $       262,198   $     6,517,335   $     6,115,956
Unrealized depreciation ...................       (18,058,786)               --        (8,422,892)         (319,850)
                                              ----------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) .........................   $     9,718,723   $       262,198   $    (1,905,557)  $     5,796,106
                                              ======================================================================


126 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. INCOME TAXES (CONTINUED)

                                              --------------------------------------------------------------------------
                                                                                        TEMPLETON          TEMPLETON
                                              MUTUAL DISCOVERY    MUTUAL SHARES    DEVELOPING MARKETS       FOREIGN
                                               SECURITIES FUND   SECURITIES FUND     SECURITIES FUND    SECURITIES FUND
                                              --------------------------------------------------------------------------
Cost of investments .......................   $  1,477,824,830   $ 5,208,764,099   $    1,312,251,126   $ 3,148,028,058
                                              ==========================================================================
Unrealized appreciation ...................   $    592,164,685   $ 1,309,051,067   $      697,475,615   $ 1,112,310,551
Unrealized depreciation ...................       (116,856,269)     (200,896,941)         (24,280,217)     (102,974,389)
                                              --------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) .........................   $    475,308,416   $ 1,108,154,126   $      673,195,398   $ 1,009,336,162
                                              ==========================================================================

                                              ------------------------------------------------------
                                                  TEMPLETON         TEMPLETON          TEMPLETON
                                                GLOBAL ASSET      GLOBAL INCOME         GROWTH
                                               ALLOCATION FUND   SECURITIES FUND    SECURITIES FUND
                                              ------------------------------------------------------
Cost of investments .......................   $    113,286,918   $   541,618,345   $  3,064,974,808
                                              ======================================================
Unrealized appreciation ...................   $     36,755,604   $    30,297,277   $    698,990,086
Unrealized depreciation ...................         (2,302,289)       (3,646,588)       (95,802,780)
                                              ------------------------------------------------------
Net unrealized appreciation
   (depreciation) .........................   $      34,453,315  $    26,650,689   $    603,187,306
                                              ======================================================

4. FORWARD EXCHANGE CONTRACTS

At September 30, 2007, the Franklin Global Real Estate Securities Fund, the Franklin Strategic Income Securities Fund, the Mutual Discovery Securities Fund, the Mutual Shares Securities Fund, the Templeton Global Asset Allocation Fund and the Templeton Global Income Securities Fund had the following forward exchange contracts outstanding:

FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                                                 CONTRACT    SETTLEMENT   UNREALIZED   UNREALIZED
                                                                                 AMOUNT a       DATE         GAIN         LOSS
----------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY
       9,190,655   Australian Dollar ........................................    7,966,000    10/15/07    $  186,875   $       --
       3,127,313   British Pound ............................................    6,254,000    10/15/07       143,558           --
   1,384,333,300   Japanese Yen .............................................   12,022,000    10/15/07        55,045           --
   2,286,376,999   Japanese Yen .............................................   19,463,000    10/15/07       483,552           --
      37,826,488   Norwegian Krone ..........................................    6,459,000    10/15/07       556,417           --
       9,439,444   Singapore Dollar .........................................    6,202,000    10/15/07       159,662           --
       9,952,934   Singapore Dollar .........................................    6,551,000    10/15/07       156,726           --
       3,439,227   British Pound ............................................    6,972,000    11/14/07        58,727           --
       6,271,155   British Pound ............................................   12,654,000    11/14/07       165,970           --
     679,802,696   Japanese Yen .............................................    5,924,000    11/14/07        28,606           --
      33,839,593   Norwegian Krone ..........................................    6,145,000    11/14/07       129,384           --
      33,906,070   Norwegian Krone ..........................................    5,736,000    11/14/07       550,710           --


                                       Quarterly Statements of Investments | 127

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                 CONTRACT    SETTLEMENT   UNREALIZED   UNREALIZED
                                                                                 AMOUNT a       DATE         GAIN         LOSS
----------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
        7,230,497   Australian Dollar .......................................    5,893,000    10/15/07    $       --     (521,053)
        7,242,149   Australian Dollar .......................................    5,934,000    10/15/07            --     (490,389)
        8,703,448   Australian Dollar .......................................    7,572,000    10/15/07            --     (148,683)
        9,936,713   Australian Dollar .......................................    7,929,000    10/15/07            --     (885,691)
       12,022,141   Australian Dollar .......................................   10,208,000    10/15/07            --     (456,639)
       12,355,059   Australian Dollar .......................................   10,879,000    10/15/07            --      (80,965)
       16,609,179   Australian Dollar .......................................   14,283,894    10/15/07            --     (449,829)
       28,973,134   Australian Dollar .......................................   24,894,296    10/15/07            --     (807,283)
        3,566,704   British Pound ...........................................    7,145,000    10/15/07            --     (151,423)
        7,056,454   British Pound ...........................................   14,324,601    10/15/07            --     (110,818)
       10,470,171   British Pound ...........................................   21,264,916    10/15/07            --     (153,959)
        7,568,798   Canadian Dollar .........................................    7,186,000    10/15/07            --     (426,493)
        7,725,679   Euro ....................................................   10,661,901    10/15/07            --     (360,675)
        9,270,437   Euro ....................................................   12,825,000    10/15/07            --     (401,551)
      681,534,252   Japanese Yen ............................................    5,979,000    10/15/07        33,236           --
      919,406,475   Japanese Yen ............................................    7,619,812    10/15/07            --     (401,171)
    2,635,398,228   Japanese Yen ............................................   21,841,705    10/15/07            --   (1,149,740)
    2,674,663,020   Japanese Yen ............................................   22,166,940    10/15/07            --   (1,167,053)
       48,434,974   Norwegian Krone .........................................    8,408,850    10/15/07            --     (574,051)
       16,644,520   Singapore Dollar ........................................   11,027,242    10/15/07            --     (190,240)
       22,408,461   Singapore Dollar ........................................   14,888,353    10/15/07            --     (213,706)
       24,009,096   Singapore Dollar ........................................   15,963,495    10/15/07            --     (217,304)
        7,136,890   Canadian Dollar .........................................    6,842,000    10/19/07            --     (336,414)
        7,338,349   Canadian Dollar .........................................    7,021,000    10/19/07            --     (360,045)
       10,263,933   Australian Dollar .......................................    8,631,968    11/14/07            --     (461,169)
       15,754,672   Australian Dollar .......................................   13,152,000    11/14/07            --     (805,552)
       19,579,368   Australian Dollar .......................................   16,505,408    11/14/07            --     (840,562)
       21,032,104   Australian Dollar .......................................   17,702,722    11/14/07            --     (930,271)
       22,628,815   Australian Dollar .......................................   19,047,126    11/14/07            --   (1,000,443)
       22,037,006   British Pound ...........................................   44,457,455    11/14/07            --     (592,258)
        7,472,879   Euro ....................................................   10,257,049    11/14/07            --     (411,461)
      938,117,160   Japanese Yen ............................................    8,014,670    11/14/07            --     (199,834)
    1,994,599,480   Japanese Yen ............................................   17,518,000    11/14/07        52,542           --
    2,266,803,071   Japanese Yen ............................................   19,474,253    11/14/07            --     (374,721)
       47,695,571   Norwegian Krone .........................................    8,174,048    11/14/07            --     (669,449)
       50,902,775   Norwegian Krone .........................................    8,746,181    11/14/07            --     (691,981)
       15,866,237   Singapore Dollar ........................................   10,486,607    11/14/07            --     (230,452)
       17,043,295   Singapore Dollar ........................................   11,277,241    11/14/07            --     (234,877)
        6,684,228   Canadian Dollar .........................................    6,294,000    11/21/07            --     (431,638)


128 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                           CONTRACT        SETTLEMENT   UNREALIZED    UNREALIZED
                                                                           AMOUNT a           DATE         GAIN          LOSS
----------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL (CONTINUED)
        2,389,255   Australia n Dollar ................................    2,003,629        12/17/07    $       --   $   (110,120)
       15,650,076   Australia n Dollar ................................   13,115,546        12/17/07            --       (729,914)
       18,953,656   Australia n Dollar ................................   15,881,268        12/17/07            --       (886,835)
       21,354,989   Australia n Dollar ................................   17,895,481        12/17/07            --       (997,057)
       85,218,260   Australia n Dollar ................................   71,217,752        12/17/07            --     (4,173,962)
        3,310,888   British P ound ....................................    6,638,000        12/17/07            --       (125,317)
        6,666,998   British P ound ....................................   13,527,339        12/17/07            --        (91,670)
       13,210,833   Euro ..............................................   18,400,049        12/17/07            --       (468,279)
       21,978,601   Euro ..............................................   30,593,774        12/17/07            --       (797,089)
      133,237,459   Hong Kong  Dollar .................................   17,139,957        12/17/07            --         (4,852)
        1,859,934   Singapore  Dollar .................................    1,240,452        12/17/07            --        (18,919)
        2,493,006   Singapore  Dollar .................................    1,663,002        12/17/07            --        (25,026)
      234,227,162   Japanese  Yen .....................................    2,052,824        12/18/07            --         (6,611)
      776,795,711   Japanese Yen ......................................    6,800,873        12/18/07            --        (29,076)
                                                                                                        --------------------------
Unrealized gain (loss) on forward exchange contracts                                                     2,761,010    (26,394,570)
                                                                                                        --------------------------
  Net unrealized gain (loss) on forward exchange contracts                                              $       --   $(23,633,560)
                                                                                                        ==========================

FRANKLIN STRATEGIC INCOME SECURITIES FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                                           CONTRACT        SETTLEMENT   UNREALIZED    UNREALIZED
                                                                           AMOUNT a           DATE         GAIN          LOSS
----------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY
      259,000,000   Iceland Krona .....................................    3,463,493        10/09/07    $  726,936   $         --
       37,500,000   Indian Rupee ......................................    1,248,543 NZD    10/29/07         1,231             --
       90,000,000   Indian Rupee ......................................    2,970,591 NZD    10/29/07        22,542             --
      190,000,000   Iceland Krona .....................................    2,953,521        12/27/07        61,754             --
      142,508,364   Indian Rupee ......................................   35,467,487 MXN     1/28/08       367,840             --
      104,952,749   Indian Rupee ......................................   26,512,592 MXN     2/28/08       239,085             --
    2,187,388,972   Chilean Peso ......................................   47,681,503 MXN     6/12/08            --         (9,457)
      399,051,385   Kazakhstan Tenge ..................................   36,540,189 MXN     6/30/08            --        (63,786)
      813,140,798   Chilean Peso ......................................   17,883,017 MXN     9/15/08            --         (9,043)
                                                                                                        --------------------------
Unrealized gain (loss) on forward exchange contracts                                                     1,419,388        (82,286)
                                                                                                        --------------------------
  Net unrealized gain (loss) on forward exchange contracts                                              $1,337,102   $         --
                                                                                                        ==========================


                                       Quarterly Statements of Investments | 129

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

  MUTUAL DISCOVERY SECURITIES FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                                           CONTRACT        SETTLEMENT   UNREALIZED    UNREALIZED
                                                                           AMOUNT a           DATE         GAIN          LOSS
----------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
        91,076,988   Swedish Krona ....................................   13,359,841        10/15/07    $       --   $   (783,845)
        58,982,169   Euro .............................................   79,896,215        10/18/07            --     (4,263,032)
       196,867,962   Danish Krone .....................................   36,022,528        10/23/07            --     (1,662,463)
         2,782,445   New Zealand Dollar ...............................    2,099,355        11/08/07            --         (1,899)
         2,084,297   Euro .............................................    2,865,272        11/15/07            --       (110,381)
       310,652,711   Norwegian Krone ..................................   53,715,104        11/16/07            --     (3,883,659)
        32,000,000   Euro .............................................   42,960,000        11/26/07            --     (2,733,025)
        53,687,316   Euro .............................................   73,017,163        11/27/07            --     (3,644,570)
        60,546,038   Swiss Franc ......................................   50,686,373        12/07/07            --     (1,597,581)
        29,336,037   British Pound ....................................   59,461,679        12/10/07            --       (491,325)
        53,668,249   Euro .............................................   72,566,378        12/14/07            --     (4,082,568)
     2,501,669,707   Japanese Yen .....................................   20,709,186        12/19/07            --     (1,289,316)
        29,897,031   Euro .............................................   41,392,674         1/14/08            --     (1,317,950)
         8,069,136   Singapore Dollar .................................    5,407,257         1/24/08            --        (69,846)
         7,712,085   Euro .............................................   10,888,679         2/13/08            --       (131,125)
     1,250,000,000   Japanese Yen .....................................   11,081,560         3/19/08            --        (15,259)
     1,161,607,955   Japanese Yen .....................................   10,316,234         3/19/08         4,112             --
        11,644,054   Canadian Dollar ..................................   11,648,713         3/26/08            --        (76,331)
    13,891,514,450   Korean Won .......................................   15,170,000         3/27/08            --        (97,193)
                                                                                                        --------------------------
Unrealized gain (loss) on forward exchange contracts                                                         4,112    (26,251,368)
                                                                                                        --------------------------
  Net unrealized gain (loss) on forward exchange contracts                                              $       --  $( 26,247,256)
                                                                                                        ==========================

MUTUAL SHARES SECURITIES FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                                           CONTRACT        SETTLEMENT   UNREALIZED    UNREALIZED
                                                                           AMOUNT a           DATE         GAIN          LOSS
----------------------------------------------------------------------------------------------------------------------------------
 CONTRACTS TO BUY
       21,640,408   Swedish Krona .....................................     3,326,837       10/15/07    $   33,783   $         --
      505,023,079   Japanese Yen ......................................     4,407,487       12/19/07        33,448             --
CONTRACTS TO SELL
      259,325,134   Norwegian Krone ...................................    44,585,272       10/09/07            --     (3,512,199)
       31,543,338   British Pound .....................................    63,812,174       10/10/07            --       (723,090)
      213,343,829   Swedish Krona .....................................    31,294,885       10/15/07            --     (1,836,078)
       82,594,842   Euro ..............................................   112,000,883       10/18/07            --     (5,850,322)
      282,119,022   Danish Krone ......................................    51,645,236       10/23/07            --     (2,358,740)
       44,433,355   Euro ..............................................    61,082,311       11/15/07            --     (2,353,127)
      171,159,896   Norwegian Krone ...................................    29,599,865       11/16/07            --     (2,135,246)
       33,000,000   Euro ..............................................    44,302,500       11/26/07            --     (2,818,432)
      112,026,825   Euro ..............................................   152,366,878       11/27/07            --     (7,599,596)


130 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL SHARES SECURITIES FUND (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                           CONTRACT        SETTLEMENT   UNREALIZED    UNREALIZED
                                                                           AMOUNT a           DATE         GAIN          LOSS
----------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL (CONTINUED)
        80,138,449   Swiss Franc ......................................    67,109,309       12/07/07    $       --   $ (2,093,484)
        90,240,923   British Pound ....................................   183,093,208       12/10/07            --     (1,273,867)
        64,004,368   Euro .............................................    86,520,333       12/14/07            --     (4,890,650)
     6,000,000,000   Japanese Yen .....................................    49,668,874       12/19/07            --     (3,092,294)
        94,206,714   Euro .............................................   130,524,477        1/14/08            --     (4,058,369)
        21,161,340   Singapore Dollar .................................    14,182,333        1/24/08            --       (181,391)
        48,950,626   Euro .............................................    67,992,419        2/13/08            --     (1,953,167)
        45,071,350   Euro .............................................    62,634,133        3/13/08            --     (1,781,863)
     1,450,000,000   Japanese Yen .....................................    12,854,610        3/19/08            --        (17,700)
     1,304,040,979   Japanese Yen .....................................    11,581,181        3/19/08         4,616             --
        52,214,609   Canadian Dollar ..................................    52,222,698        3/26/08            --       (355,092)
    14,310,356,400   Korean Won .......................................    15,627,500        3/27/08            --       (100,011)
        86,259,562   Euro .............................................   121,713,182        4/24/08            --     (1,600,629)
                                                                                                        --------------------------
Unrealized gain (loss) on forward exchange contracts                                                        71,847    (50,585,347)
                                                                                                        --------------------------
  Net unrealized gain (loss) on forward exchange contracts                                              $       --   $(50,513,500)
                                                                                                        ==========================

TEMPLETON GLOBAL ASSET ALLOCATION FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                                           CONTRACT        SETTLEMENT   UNREALIZED    UNREALIZED
                                                                           AMOUNT a           DATE         GAIN          LOSS
----------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY
        87,100,000   Indian Rupee .....................................     2,899,950 NZD    10/29/07   $     2,859  $         --
        85,000,000   Indian Rupee .....................................     2,805,558 NZD    10/29/07        21,290            --
        81,000,000   Indian Rupee .....................................     2,777,778 NZD    10/30/07            --       (58,359)
        96,724,152   Japanese Yen .....................................       642,600 EUR    12/06/07            --       (68,468)
       250,565,000   Japanese Yen .....................................     1,639,609 EUR     1/04/08            --      (134,869)
       127,176,500   Kazakhstan Tenge .................................     1,045,000         1/16/08            --        (7,111)
       121,800,000   Kazakhstan Tenge .................................     1,000,000         1/18/08            --        (6,175)
       121,450,000   Kazakhstan Tenge .................................     1,000,000         1/18/08            --        (9,031)
     4,426,571,459   Columbian Peso ...................................    22,656,216 MXN     4/22/08        94,840            --
       183,615,857   Chilean Peso .....................................     4,002,526 MXN     6/12/08            --          (794)
        22,282,800   Japanese Yen .....................................       200,000         8/20/08           748            --
        22,358,000   Japanese Yen .....................................       200,000         8/20/08         1,426            --
        22,139,600   Japanese Yen .....................................       200,000         8/25/08            --          (450)
 CONTRACTS TO SELL
       172,100,000   Indian Rupee .....................................     5,533,762 NZD    10/29/07            --      (153,976)
     2,510,509,398   Columbian Peso ...................................    13,756,216 MXN     4/22/08        27,857            --
                                                                                                        --------------------------
Unrealized gain (loss) on forward exchange contacts                                                        149,020       (439,233)
                                                                                                        --------------------------
  Net unrealized gain (loss) on forward exchange contracts                                              $       --   $   (290,213)
                                                                                                        ==========================


                                       Quarterly Statements of Investments | 131

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

TEMPLETON GLOBAL INCOME SECURITIES FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                                           CONTRACT        SETTLEMENT   UNREALIZED    UNREALIZED
                                                                           AMOUNT a           DATE         GAIN          LOSS
----------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY
       79,500,000   Iceland Krona ....................................     1,063,118        10/09/07    $  223,133   $         --
       14,500,000   Indian Rupee .....................................       488,594 NZD    10/29/07            --         (3,926)
       27,925,000   Indian Rupee .....................................       929,749 NZD    10/29/07           917             --
       14,000,000   Indian Rupee .....................................       462,092 NZD    10/29/07         3,507             --
       31,600,000   Indian Rupee .....................................     1,083,676 NZD    10/30/07            --        (22,767)
       96,333,750   Japanese Yen .....................................       825,411        11/13/07        18,021             --
       48,073,500   Japanese Yen .....................................       414,034        11/13/07         6,864             --
       38,027,500   Japanese Yen .....................................       335,541        12/05/07            --         (1,710)
        1,235,688   Romania Leu ......................................       484,204        12/27/07        41,177             --
      129,000,000   Iceland Krona ....................................     2,005,285        12/27/07        41,928             --
       33,600,000   Japanese Yen .....................................       292,601         1/22/08         3,936             --
       34,696,800   Japanese Yen .....................................       220,102 EUR     1/31/08            --         (7,973)
       57,427,500   Kazakhstan Tenge .................................       465,000         2/06/08         2,749             --
       49,956,750   Kazakhstan Tenge .................................       405,000         2/06/08         1,899             --
       28,395,800   Kazakhstan Tenge .................................       230,000         2/07/08         1,263             --
      773,199,000   Kazakhstan Tenge .................................     6,300,000         3/25/08            --        (30,322)
      101,142,000   Japanese Yen .....................................       869,956         5/27/08        34,006             --
      531,699,750   Japanese Yen .....................................     4,500,000         6/30/08       267,727             --
      426,288,750   Japanese Yen .....................................     3,640,631         7/07/08       184,337             --
      433,331,250   Japanese Yen .....................................     3,698,786         7/17/08       192,946             --
      175,000,000   Japanese Yen .....................................     1,502,339         7/18/08        69,474             --
      293,932,800   Kazakhstan Tenge .................................     2,400,000         7/25/08            --        (43,502)
      125,841,100   Japanese Yen .....................................     1,100,000         8/07/08        32,360             --
      154,044,450   Japanese Yen .....................................     1,350,000         8/08/08        36,270             --
      154,325,250   Japanese Yen .....................................     1,350,000         8/11/08        39,181             --
      144,838,200   Japanese Yen .....................................     1,300,000         8/20/08         4,864             --
      145,327,000   Japanese Yen .....................................     1,300,000         8/20/08         9,268             --
      143,907,400   Japanese Yen .....................................     1,300,000         8/25/08            --         (2,924)
       27,917,500   Japanese Yen .....................................       251,283         9/04/08           578             --
      422,114,000   Japanese Yen .....................................     2,800,000 EUR     9/12/08            --       (193,984)
       25,000,000   Indian Rupee .....................................       868,538 NZD     9/24/08            --         (9,951)
      167,701,600   Japanese Yen .....................................     1,520,000         9/25/08            --         (4,126)
      167,587,600   Japanese Yen .....................................     1,520,000         9/25/08            --         (5,156)
      334,510,300   Japanese Yen .....................................     3,020,000         9/26/08         3,957             --
      167,957,300   Japanese Yen .....................................     1,510,000         9/26/08         8,326             --

CONTRACTS TO SELL
          357,000   Euro .............................................    53,735,640 JPY    12/06/07            --        (38,038)
        1,235,688   Romania Leu ......................................       514,013        12/27/07            --        (11,368)
       35,571,270   Mexican Peso .....................................   143,000,063 INR     1/22/08       369,835             --
       30,321,722   Mexican Peso .....................................   121,514,299 INR     1/25/08       306,058             --


132 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

TEMPLETON GLOBAL INCOME SECURITIES FUND (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                         CONTRACT         SETTLEMENT   UNREALIZED    UNREALIZED
                                                                         AMOUNT a            DATE         GAIN          LOSS
---------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL (CONTINUED)
      19,609,025   Mexican Peso ....................................      78,255,696 INR    2/27/08    $  192,605    $        --
      39,305,785   Mexican Peso ....................................     155,595,882 INR    2/28/08       354,452             --
      10,166,171   Mexican Peso ....................................      40,344,448 INR    3/03/08        94,388             --
      10,703,553   Mexican Peso ....................................       2,035,283 BRL    4/22/08       120,948             --
      22,656,216   Mexican Peso ....................................   4,426,571,459 COP    4/22/08        94,840             --
       2,329,569   New Zealand Dollar ..............................      74,243,350 INR    4/28/08       133,013             --
      12,477,832   Mexican Peso ....................................   2,353,693,412 COP    5/06/08        10,932             --
      12,494,827   Mexican Peso ....................................       2,368,373 BRL    5/07/08       136,183             --
       9,640,135   Mexican Peso ....................................     447,379,362 CLP    5/16/08         6,800             --
       6,597,015   Mexican Peso ....................................     302,613,010 CLP    5/20/08            --         (2,123)
       7,962,312   Mexican Peso ....................................     365,240,813 CLP    5/20/08            --         (2,562)
      30,000,000   Mexican Peso ....................................     113,235,000 INR    5/21/08       142,795             --
      46,737,959   Mexican Peso ....................................     507,359,240 KZT    5/27/08            --       (105,568)
      40,184,041   Mexican Peso ....................................     431,271,202 KZT    5/29/08            --       (130,640)
       5,422,023   Mexican Peso ....................................     248,735,300 CLP    6/12/08            --         (1,075)
      11,184,356   Mexican Peso ....................................     123,232,028 KZT    6/25/08            --        (10,778)
       6,853,159   Mexican Peso ....................................      75,609,535 KZT    6/25/08            --         (5,803)
      10,925,894   Mexican Peso ....................................     120,542,108 KZT    6/25/08            --         (9,260)
      31,357,983   Mexican Peso ....................................   5,629,698,616 COP    6/27/08            --       (115,335)
      23,073,608   Mexican Peso ....................................       6,530,985 PEN    6/30/08        46,946             --
       2,017,928   Mexican Peso ....................................      91,755,188 CLP    9/15/08            --         (1,020)
      22,711,151   Mexican Peso ....................................   1,037,699,748 CLP   10/01/08            98             --
                                                                                                       --------------------------
Unrealized gain (loss) on forward exchange contracts                                                    3,238,581       (759,911)
                                                                                                       --------------------------
  Net unrealized gain (loss) on forward exchange contracts                                             $2,478,670    $        --
                                                                                                       ==========================

a In U.S. Dollar unless otherwise indicated.

CURRENCY ABBREVIATIONS

BRL - Brazilian Real
CLP - Chilean Peso
COP - Colombian Peso
EUR - Euro
INR - Indian Rupee
JPY - Japanese Yen
KZT - Kazakhstan Tenge
MXN - Mexican Peso
NZD - New Zealand Dollar
PEN - Peruvian Nuevo


                                       Quarterly Statements of Investments | 133

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

5. RESTRICTED SECURITIES

At September 30, 2007, the following funds held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                                                ACQUISITION
SHARES              ISSUER                                                          DATE               COST             VALUE
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN GLOBAL COMMUNICATIONS FUND
          309,399   Dilithium Networks Inc., depository receipt,
                      D, pfd., 144A, PIPES .............................           7/13/06       $        720,899   $    1,067,427
                                                                                                                    --------------
                        TOTAL RESTRICTED SECURITIES (0.36% OF NET ASSETS) .......................................   $    1,067,427
                                                                                                                    ==============

----------------------------------------------------------------------------------------------------------------------------------
                                                                                ACQUISITION
SHARES              ISSUER                                                          DATE               COST              VALUE
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN HIGH INCOME SECURITIES FUND
           44,604   a Goss Holdings Inc., B ............................          11/17/99       $         89,208   $           --
                                                                                                                    --------------
                        TOTAL RESTRICTED SECURITIES (0.00% OF NET ASSETS) .......................................   $           --
                                                                                                                    ==============

a The Fund also invests in unrestricted securities of the issuer, valued at $0 as of September 30, 2007.

----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/                                                               ACQUISITION
SHARES/WARRANTS/    ISSUER                                                         DATES               COST             VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
           16,891   AboveNet Inc. ......................................      10/02/01-9/07/07   $        784,407   $      844,550
               23   AboveNet Inc., options to purchase
                      (shares), exercise price $20.95,
                      expiration date, 9/09/13 .........................       4/17/06-9/08/06                 --              981
              628   AboveNet Inc., wts., 9/08/08 .......................      10/02/01-9/07/07             71,565           29,265
              739   AboveNet Inc., wts., 9/08/10 .......................      10/02/01-9/07/07             63,777           32,073
        1,897,400   Cerberus CG Investor I LLC .........................               7/26/07          1,897,400        1,991,701
        1,897,400   Cerberus CG Investor I LLC, 12.00%,
                      7/31/14 ..........................................               7/26/07          1,897,400        1,991,701
        1,897,400   Cerberus CG Investor II LLC ........................               7/26/07          1,897,400        1,991,701
        1,897,400   Cerberus CG Investor II LLC, 12.00%,
                      7/31/14 ..........................................               7/26/07          1,897,400        1,991,701
          948,700   Cerberus CG Investor III LLC .......................               7/26/07            948,700          995,850
          948,700   Cerberus CG Investor III LLC, 12.00%,
                      7/31/14 ..........................................               7/26/07            948,700          995,850
          445,861   Cerberus FIM Investors Auto Finance
                      LLC ..............................................              11/20/06            445,861          356,038
        1,330,339   Cerberus FIM Investors Auto Finance
                      LLC, 12.00%, 11/22/13 ............................              11/21/06          1,330,339        1,062,329
           56,972   Cerberus FIM Investors Commercial
                      Finance LLC ......................................              11/20/06             56,972           45,495
          170,916   Cerberus FIM Investors Commercial
                      Finance LLC, 12.00%, 11/22/13 ....................              11/20/06            170,916          136,483
           97,483   Cerberus FIM Investors Commercial
                      Mortgage LLC .....................................              11/20/06             97,483           77,844
          292,448   Cerberus FIM Investors Commercial
                      Mortgage LLC, 12.00%, 11/22/13 ...................              11/20/06            292,448          233,531


134 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

5. RESTRICTED SECURITIES (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/                                                               ACQUISITION
SHARES/WARRANTS/    ISSUER                                                         DATES               COST             VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND (CONTINUED)
          464,414   Cerberus FIM Investors Insurance
                      LLC ..............................................              11/20/06   $        464,415   $      370,853
        1,393,244   Cerberus FIM Investors Insurance
                      LLC, 12.00%, 11/22/13 ............................              11/20/06          1,393,243        1,112,561
          985,020   Cerberus FIM Investors Rescap LLC ..................              11/20/06            985,020          786,578
        2,955,059   Cerberus FIM Investors Rescap
                      LLC, 12.00%, 11/22/13 ............................              11/20/06          2,955,059        2,359,733
           21,716   DecisionOne Corp. ..................................       9/28/99-7/18/00             16,482               --
           26,575   DecisionOne Corp., 12.00%, 4/15/10 .................      10/29/99-7/18/07            108,532           26,575
            5,008   DecisionOne Corp., FRN, 10.00%,
                      5/12/09 ..........................................                7/9/07              5,008            5,008
           11,923   DecisionOne Corp., wts., 6/08/17 ...................                7/9/07                 --               --
              783   Elephant Capital Holdings Ltd. .....................       8/23/04-3/22/07             27,891          714,486
              646   Esmark Inc. ........................................               7/28/06            684,527          529,869
            2,403   Esmark Inc., 8.00%, cvt. pfd., A ...................      11/08/04-1/11/07          2,403,422        2,315,216
          451,787   Imagine Group Holdings Ltd. ........................               8/31/04          4,626,977        5,143,595
          355,744   International Automotive Components
                      Group Brazil LLC .................................       4/13/06-8/21/06            212,896        2,813,935
           74,174   International Automotive Components
                      Group Japan LLC ..................................       9/26/06-3/27/07            644,542          645,721
        1,512,200   International Automotive Components
                      Group LLC ........................................      1/12/06-10/16/06          1,512,946        1,512,200
          661,800   International Automotive Components
                      Group NA LLC .....................................               3/30/07            568,055          557,964
          407,500   International Automotive Components
                      Group NA LLC, 9.00%, 4/01/17 .....................               3/30/07            413,613          407,500
           69,402   Kindred Healthcare Inc. ............................       5/20/99-3/29/06            647,829        1,180,840
                    Kindred Healthcare Inc., options to
                      purchase (shares):
              241       exercise price $18.15,
                          expiration date 7/17/11 ......................        7/17/02-7/1705                 --               --
               73       exercise price $19.87,
                          expiration date 1/01/12 ......................       1/13/03-1/01/06                 --               --
               73       exercise price $6.94,
                          expiration date 1/01/13 ......................       1/04/04-1/03/07                 --              735
               55       exercise price $19.87,
                          expiration date 1/01/14 ......................       1/01/05-1/03/07                 --               --
               30       exercise price $21.33,
                          expiration date 1/10/15 ......................       1/06/06-1/09/07                 --               --
               16       exercise price $22.08,
                          expiration date 1/10/16 ......................               1/09/07                 --               --
        2,206,733   Motor Coach Industries International Inc.,
                      FRN, 16.32%, 12/01/08 ............................       5/27/04-8/31/07          2,206,733        2,184,666
                1   Motor Coach Industries International Inc.,
                      wts., 5/27/09 ....................................               3/30/07                 --               --
        1,460,000   MPF Corp. Ltd ......................................               5/08/06          7,500,856        4,603,799
            3,830   NCB Warrant Holdings Ltd., A .......................              12/16/05                 --          314,941


                                       Quarterly Statements of Investments | 135

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

5. RESTRICTED SECURITIES (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/                                                               ACQUISITION
SHARES/WARRANTS/    ISSUER                                                         DATES               COST             VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND (CONTINUED)
            2,140   Olympus Re Holdings Ltd. ...........................              12/19/01   $        214,000   $        2,846
           68,601   Owens Corning Inc. (restricted) ....................     10/20/06-12/20/06          1,935,127        1,632,532
           61,197   Owens Corning Inc., options to purchase
                      (shares), exercise price $37.50,
                      expiration date, 1/02/08 .........................               1/03/07              6,404            5,814
            4,289   PTV Inc., 10.00%, pfd., A ..........................      12/07/01-3/06/02             12,867            4,289
          800,000   The Bankshares Inc. ................................               3/22/07          8,000,000        8,000,000
          308,000   Wheeling-Pittsburg Corp., cvt., 6.00%,
                      11/15/08 .........................................               3/16/07            308,000          308,000
                                                                                                                    --------------
                    TOTAL RESTRICTED SECURITIES (2.57% OF NET ASSETS)                                               $   50,317,349
                                                                                                                    ==============

----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/                                                               ACQUISITION
SHARES/WARRANTS/    ISSUER                                                         DATES               COST             VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
           56,964   AboveNet Inc. ......................................     10/02/01-09/07/07   $      2,970,531   $    2,848,200
               78   AboveNet Inc., options to purchase
                      (shares), exercise price $20.95,
                      expiration date 9/09/13 ..........................      4/17/06-09/08/06                 --            3,327
            2,546   AboveNet Inc., wts., 9/08/08 .......................     10/02/01-09/07/07            293,521          118,643
            2,995   AboveNet Inc., wts., 9/08/10 .......................     10/02/01-09/07/07            315,092          129,983
        7,173,000   Cerberus CG Investor I LLC .........................               7/26/07          7,173,000        7,529,498
        7,173,000   Cerberus CG Investor I LLC, 12.00%,
                      7/31/14 ..........................................               7/26/07          7,173,000        7,529,498
        7,173,000   Cerberus CG Investor II LLC ........................               7/26/07          7,173,000        7,529,498
        7,173,000   Cerberus CG Investor II LLC, 12.00%,
                      7/31/14 ..........................................               7/26/07          7,173,000        7,529,498
        3,586,000   Cerberus CG Investor III LLC .......................               7/26/07          3,586,500        3,764,749
        3,586,000   Cerberus CG Investor III LLC, 12.00%,
                      7/31/14 ..........................................               7/26/07          3,586,500        3,764,749
        1,718,514   Cerberus FIM Investors Auto Finance
                      LLC ..............................................              11/20/06          1,718,514        1,372,302
        5,127,624   Cerberus FIM Investors Auto Finance
                      LLC, 12.00%, 11/22/13 ............................              11/21/06          5,127,624        4,094,613
          219,591   Cerberus FIM Investors Commercial
                      Finance LLC ......................................              11/20/06            219,591          175,352
          658,773   Cerberus FIM Investors Commercial
                      Finance LLC, 12.00%, 11/22/13 ....................              11/20/06            658,773          526,056
          375,735   Cerberus FIM Investors Commercial
                      Mortgage LLC .....................................              11/20/06            375,735          300,040
        1,127,206   Cerberus FIM Investors Commercial
                      Mortgage LLC, 12.00%, 11/22/13 ...................              11/20/06          1,127,206          900,119
        1,790,026   Cerberus FIM Investors Insurance
                      LLC ..............................................              11/20/06          1,790,027        1,429,407
        5,370,080   Cerberus FIM Investors Insurance
                      LLC, 12.00%, 11/22/13 ............................              11/20/06          5,370,080        4,288,224
        3,796,633   Cerberus FIM Investors Rescap
                      LLC ..............................................              11/20/06          3,796,633        3,031,763


136 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

5. RESTRICTED SECURITIES (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/                                                               ACQUISITION
SHARES/WARRANTS/    ISSUER                                                         DATES               COST             VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND (CONTINUED)
       11,389,899   Cerberus FIM Investors Rescap
                      LLC, 12.00%, 11/22/13 ............................              11/20/06   $     11,389,899   $    9,095,290
          108,227   DecisionOne Corp. ..................................       3/12/99-7/18/00             76,619               --
          132,443   DecisionOne Corp., 12.00%, 4/15/10 .................       3/12/99-7/18/07            513,686          132,443
           24,958   DecisionOne Corp., FRN, 10.00%,
                      5/12/09 ..........................................       5/12/09-7/09/07             24,958           24,958
           59,425   DecisionOne Corp., wts., 6/08/17 ...................                7/9/07                 --               --
            4,825   Elephant Capital Holdings Ltd. .....................       8/29/03-3/22/07            171,909        4,403,743
            3,549   Esmark Inc. ........................................               7/28/06          3,760,657        2,910,996
           13,200   Esmark Inc., 8.00%, cvt. pfd., A ...................      11/08/04-1/11/07         13,200,426       12,715,970
        1,451,684   International Automotive Components
                      Group Brazil LLC .................................       4/13/06-8/21/06            868,763       11,482,820
          269,643   International Automotive Components
                      Group Japan LLC ..................................       9/26/06-3/27/07          2,343,097        2,347,375
        6,170,474   International Automotive Components
                      Group LLC ........................................      1/12/06-10/16/06          6,173,501        6,170,474
        2,365,400   International Automotive Components
                      Group NA LLC .....................................               3/30/07          2,030,339        1,994,269
        1,456,000   International Automotive Components
                      Group NA LLC, 9.00%, 4/01/17 .....................               3/30/07          1,478,348        1,456,500
          166,003   Kindred Healthcare Inc. ............................       4/28/99-3/29/06          1,540,145        2,824,458
                    Kindred Healthcare Inc., options to
                      purchase (shares):
              578       exercise price $18.15,
                          expiration date 7/17/11 ......................       7/17/02-7/17/05                 --               --
              172       exercise price $19.87,
                          expiration date 1/01/12 ......................       1/01/03-1/01/06                 --               --
              171       exercise price $6.94,
                          expiration date 1/01/13 ......................       1/01/04-1/01/07                 --            1,723
              127       exercise price $19.87,
                          expiration date 1/01/14 ......................       1/01/05-1/01/06                 --               --
               72       exercise price $21.33,
                          expiration date 1/10/15 ......................               1/06/06                 --               --
               37       exercise price $22.08,
                          expiration date 1/10/16 ......................               1/09/07                 --               --
       12,802,826   Motor Coach Industries International Inc.,
                      FRN, 16.32%, 12/01/08 ............................       5/07/04-8/31/07         12,802,826       12,674,798
                2   Motor Coach Industries International Inc.,
                      wts., 5/27/09 ....................................               3/30/07                 --               --
           23,570   NCB Warrant Holdings Ltd., A .......................              12/16/05                 --        1,938,161
           16,280   Olympus Re Holdings Ltd. ...........................              12/19/01          1,628,000           21,652
          250,462   Owens Corning Inc. (restricted) ....................     10/20/06-12/20/06          7,065,141        5,960,369
          223,431   Owens Corning Inc., options to purchase
                      (shares), exercise price $37.50,
                      expiration date, 1/02/08 .........................               1/03/07              23,38           21,226


                                       Quarterly Statements of Investments | 137

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

5. RESTRICTED SECURITIES (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/                                                               ACQUISITION
SHARES/WARRANTS/    ISSUER                                                         DATES               COST             VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND (CONTINUED)
           17,300   PTV Inc., 10.00%, pfd., A ..........................      12/07/01-3/06/02   $         51,900   $       17,300
        1,690,000   Wheeling-Pittsburgh Corp., cvt., 6.00%,
                      11/15/08 .........................................               3/16/07          1,690,000        1,690,000
                                                                                                                    --------------
                    TOTAL RESTRICTED SECURITIES (2.14% OF NET ASSETS) ...........................................   $  134,750,044
                                                                                                                    ==============

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Small Cap Value Securities Fund, the Mutual Discovery Securities Fund and the Mutual Shares Securities Fund for the nine months ended September 30, 2007, were as shown below.

-----------------------------------------------------------------------------------------------------------------------------------
                                            NUMBER OF                            NUMBER OF
                                           SHARES HELD                          SHARES HELD     VALUE                    REALIZED
                                           AT BEGINNING    GROSS      GROSS       AT END       AT END       INVESTMENT   CAPITAL
NAME OF ISSUER                               OF YEAR     ADDITIONS  REDUCTIONS   OF PERIOD    OF PERIOD       INCOME    GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN GLOBAL REAL ESTATE SECURITIES
   FUND
NON-CONTROLLED AFFILIATES
MortgageIT Holdings Inc. ................     1,480,500         --   1,480,500           --  $        -- a  $       --  $ 4,195,860
                                                                                             --------------------------------------
TOTAL AFFILIATED SECURITIES
   (0.00% of Net Assets)                                                                     $        --    $       --  $ 4,195,860
                                                                                             ======================================

FRANKLIN SMALL CAP VALUE SECURITIES
   FUND
NON-CONTROLLED AFFILIATES
Hooker Furniture Corp. ..................       733,406         --          --      733,406  $14,682,788    $  220,022  $        --
                                                                                             --------------------------------------
TOTAL AFFILIATED SECURITIES
   (1.08% of Net Assets)                                                                     $14,682,788    $  220,022  $        --
                                                                                             ======================================
MUTUAL DISCOVERY SECURITIES FUND
NON-CONTROLLED AFFILIATES
The Bankshares Inc. .....................            --    800,000          --      800,000  $ 8,000,000    $       --  $        --
                                                                                             --------------------------------------
TOTAL AFFILIATED SECURITIES
   (0.41% of Net Assets)                                                                     $ 8,000,000    $       --  $        --
                                                                                             ======================================
MUTUAL SHARES SECURITIES FUND
NON-CONTROLLED AFFILIATES
Esmark Inc. .............................         3,549         --          --        3,549  $ 2,910,996    $   85,176  $        --
Esmark Inc., 8.00%, cvt. pfd., A ........        12,918        282          --       13,200   12,715,970       794,837           --
                                                                                             --------------------------------------
TOTAL AFFILIATED SECURITIES
   (0.25% of Net Assets)                                                                     $15,626,966    $  880,013  $        --
                                                                                             ======================================

a As of September 30, 2007, no longer an affiliate.


138 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

7. INVESTMENTS IN UNDERLYING FUNDS

The Franklin Templeton VIP Founding Funds Allocation Fund invests primarily in the Underlying Funds which are managed by Franklin Advisers Inc. (Advisers), the funds' investment manager, or an affiliate of Advisers. The fund does not invest in the Underlying Funds for the purpose of exercising management or control. At September 30, 2007, the fund held no positions which exceed 5% of the Underlying Funds.

The Franklin Templeton VIP Founding Funds Allocation Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money
Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the funds' investment in the Sweep Money Fund, asset allocation or administrative fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. OTHER CONSIDERATIONS

Officers, directors or employees of Advisers and Franklin Mutual Advisers, LLC, as the Franklin Income Securities Fund's, the Mutual Discovery Securities Fund's and the Mutual Shares Securities Fund's Investment Manager, may serve from time to time as members of bondholders' steering committees, official creditors' committees, or boards of directors of companies in which the funds invest. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

9. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                       Quarterly Statements of Investments | 139






ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 27, 2007



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 27, 2007



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date November 27, 2007